                                Filed with the Securities and Exchange Commission on April 28, 2003
Registration No. 333-50954                                                              Investment Company Act No. 811-5438
=================================================================================================================================

                                               SECURITIES AND EXCHANGE COMMISSION
                                                     WASHINGTON, D.C. 20549

                                                            FORM N-4
                                     Registration Statement under The Securities Act of 1933
                                                 Post-Effective Amendment No. 3
                                                               and
                                 Registration Statement under The Investment Company Act of 1940
                                                        Amendment No. 46

                                 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                   (Exact Name of Registrant)

                                           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                       (Name of Depositor)

                                         ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                      (Address of Depositor's Principal Executive Offices)

                                                          (203) 926-1888
                                                 (Depositor's Telephone Number)

                                            KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                         One Corporate Drive, Shelton, Connecticut 06484
                                       (Name and Address of Agent for Service of Process)

                                                            Copy To:
                                                    SCOTT K. RICHARDSON, ESQ.
                                                          CHIEF COUNSEL
                                 One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                        Approximate Date of Proposed Sale to the Public:

               MAY 1, 2003 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X   on   May 1, 2003   pursuant to paragraph (b) of Rule 485
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on                       pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
=================================================================================================================================
                                CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
=================================================================================================================================
                                  *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2002 was filed within 90 days of the close of the fiscal year.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ASXT-FOUR/ASXT-FOUR Premier

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes  American  Skandia XTra CreditSM  FOUR, a flexible  premium  deferred  annuity (the  "Annuity")  offered by
American  Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity  contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us, without  charge,  upon your request.  The contents of the Statement of Additional  Information are described on page 63. The Annuity or certain of its investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  In particular,  please refer to Appendix E for a description of certain provisions that  apply to  Annuities  sold to New York  residents.  Certain  terms are  capitalized  in this  Prospectus.  Those  terms are either defined in the Glossary of Terms or in the context of the particular section.

=======================================================================================================================================
American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges may also be different between each annuity.
=======================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This  Annuity is  frequently  used for  retirement  planning  because it allows you to  accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death  benefits that can protect  your  retirement  savings  if you die  during a period of  declining  markets.  It may be used as an  investment  vehicle  for
"qualified"  investments,  including  an IRA,  SEP-IRA,  Roth  IRA or Tax  Sheltered  Annuity  (or  403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal  Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.
---------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.
---------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                              FOR FURTHER INFORMATION CALL 1-800-766-4530
Prospectus Dated: May 1, 2003                                                 Statement of Additional Information Dated: May 1, 2003
ASXT II Four-PROS- (05/2003)                                                                                             ASXT IIPROS

PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

=======================================================================================================================================
If you purchase this Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
=======================================================================================================================================

-        This Annuity  features the same Insurance  Charge as many of American  Skandia's  other variable  annuities.  However,  if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender your Annuity,  the  contingent  deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other  variable  annuities.
     As with any annuity that  features a CDSC,  you should  consider your need to access your account value during the CDSC period and whether the  liquidity  provision  under the Annuity will satisfy  that need.  The CDSC is only  deducted if you make a withdrawal that exceeds the free  withdrawal  amount or choose to surrender your Annuity.  If you make a withdrawal or surrender your Annuity which is subject to a CDSC, we do not recover the XTra CreditSM amount.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
-        The XTra  CreditSM  amount is included in your  account  value.  However,  American  Skandia may take back the  original  XTra
     CreditSM  amount  applied to your  purchase  payment if you die, or elect to withdraw all or a portion of your account value under the medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra CreditSM amount will not be taken back.  Additional  conditions and restrictions apply. We do not deduct a CDSC in any situation where we take back the
     XTra CreditSM amount.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
-        We offer other  annuities  where we apply an XTra  CreditSM to your  annuity  with each  purchase  payment you make.  The XTra
     CreditSM amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only applies  during the first six annuity  years.  The total  asset-based  charges on those  annuities  are higher during the first 10 years but are lower than this Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer  period of time than on this Annuity;  however the CDSC on those annuities  applies from the issue date of the annuity,  not separately to each purchase payment.
=======================================================================================================================================
=======================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?
|X|      This  Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both variable and fixed  investment  options.  If you allocate your Account Value to variable  investment options, the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.
       Fixed  investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity  features two distinct phases - the  accumulation  period and the payout period.  During the  accumulation  period your Account Value is allocated to one or more  investment  options.  The variable  investment  options,  each a Sub-account  of
       American  Skandia Life Assurance  Corporation  Variable  Account B, invest in an underlying  mutual fund  portfolio.  Currently, portfolios of the following  underlying  mutual funds are being offered:  American  Skandia Trust,  Montgomery  Variable Series,
       Wells Fargo Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP, First
       Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity offers a Credit which we add to your Annuity with each Purchase Payment we receive.
|X|      This  Annuity  offers a basic  Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      You are  allowed to  withdraw a limited  amount of money from your  Annuity on an annual  basis  without  any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account Value as your  financial  needs and  investment  performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial purchase payment provided you establish a bank drafting program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

APPENDIX F - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL
  DEATH BENEFIT AND THE GUARANTEED MINIMUM DEATH BENEFIT...........................................................................1

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings, and/or less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge  ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any Credits we applied to your Purchase
Payments  that we are  entitled  to  recover  under  certain  circumstances.  The  Account  Value  is  determined  separately  for each
Sub-account  and for each Fixed  Allocation,  and then  totaled to determine  the Account  Value for your entire  Annuity.  The Account
Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account  Value to one of the  available  annuity  options  for the  Annuitant  to begin  receiving periodic payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation  plus all  interest  credited to the Fixed  Allocation  as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge, the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the Annuity.  Some fees and charges are assessed  against your Annuity  while others are assessed  against  assets  allocated to the variable  investment  options.  The fees and charges that are assessed  against the Annuity include the  Contingent  Deferred  Sales Charge,  Transfer Fee and Annual  Maintenance  Fee. The charges that are assessed  against the variable  investment  options are the Insurance  Charge,  which is the  combination of a mortality and expense risk charge and a charge for  administration  of the  Annuity,  and the charge for any  optional  benefits  you elect.  Each  underlying  mutual fund  portfolio assesses a charge for  investment  management,  other  expenses and with some mutual funds,  a 12b-1 charge.  The  prospectus  for each underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds.  Tax charges may vary by state and in certain  states,  a premium tax charge may be  applicable.  All of these fees and charges are  described in more detail within this Prospectus.

The following  table  provides a summary of the fees and charges you will incur if you surrender the Annuity or transfer  Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------- -------------------------------------------------------------------------------------------------------------
       FEE/CHARGE                                                        Amount Deducted
-------------------------- -------------------------------------------------------------------------------------------------------------
--------------------------
Contingent       Deferred                                                      8.5%
Sales Charge*               The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the date each Purchase Payment is allocated.
-------------------------- -------------------------------------------------------------------------------------------------------------
--------------------------
Transfer Fee                                                                  $10.00
                                                       (Deducted after the 20th transfer each Annuity Year)
-------------------------- -------------------------------------------------------------------------------------------------------------

*    The following are the Contingent  Deferred Sales Charges (as a percentage of each applicable  Purchase  Payment) upon surrender or withdrawal.

-------- ------ ------ ----- ------ ------ ----- ------ -------
 Yr. 1   Yr. 2  Yr. 3  Yr.   Yr. 5  Yr. 6  Yr.   Yr. 8  Yr. 9+
                        4                   7
-------- ------ ------ ----- ------ ------ ----- ------ -------
-------- ------ ------ ----- ------ ------ ----- ------ -------
 8.5%    8.5%   8.5%   8.5%  7.0%   6.0%   5.0%  4.0%    0.0%
-------- ------ ------ ----- ------ ------ ----- ------ -------

The  following  table  provides a summary of the  periodic  fees and charges you will incur while you own the  Annuity,  excluding  the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL FEES/CHARGES ASSESSED AGAINT THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $35 or 2% of Account Value
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     1.25%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts**                                     1.40% per year of the value of each Sub-account
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.

The following table provides a summary of the fees and charges you will incur if you elect any of the following optional benefits.
These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account  Value to the  Sub-accounts  of   daily net assets of
your choice.                                                                                  the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT                                                                             1.65%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of           1.65%
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*    The Total Annual Charge includes the Insurance Charge  assessed against the Annuity.  If you elect more than one optional benefit, the Total  Annual Charge includes the charge for each optional benefit.

The  following  table  provides  the range  (minimum  and  maximum)  of the total  annual  expenses  for the  underlying  mutual  funds
("Portfolios")  as of December  31,  2002.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       3.14%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual portfolio  operating expenses are those of a Portfolio that may invest in mutual funds, which also charge their own operating expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following are the investment  management fees, other expenses,  12b-1 fees (if applicable),  and the total annual expenses for each underlying  mutual  fund  ("Portfolio")  as of  December  31,  2002,  except as noted.  Each  figure is stated as a  percentage  of the underlying  Portfolio's  average daily net assets. For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying
Portfolio's  investment  management  fee,  other expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American Skandia with the daily net asset value. Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.21%          0.11%         1.27%         0.00%        1.27%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.43%           0.00%         1.68%        0.00%        1.68%

Wells Fargo Variable Trust:
  Equity Income                                       0.55%          0.30%          0.25%         1.10%         0.10%        1.00%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%           0.00%         1.12%         0.00%        1.12%
  Technology                                           0.75%         0.36%           0.00%         1.11%         0.00%        1.11%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%         0.00%        1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%         0.00%        1.09%
  Telecommunications                                   0.75%         0.47%           0.00%         1.22%         0.00%        1.22%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.31%           0.00%         1.18%         0.18%        1.00%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%

ProFund VP:
  Europe 30                                            0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Asia 30                                              0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Japan                                                0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Banks                                                0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  Basic Materials                                      0.75%         1.21%           0.25%         2.21%         0.23%        1.98%
  Biotechnology                                        0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Consumer Cyclical                                    0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Consumer Non-Cyclical                                0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Energy                                               0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Financial                                            0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Healthcare                                           0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Industrial                                           0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Internet                                             0.75%         1.04%           0.25%         2.04%         0.06%        1.98%
  Pharmaceuticals                                      0.75%         1.12%           0.25%         2.12%         0.14%        1.98%
  Precious Metals                                      0.75%         0.98%           0.25%         1.98%          N/A         1.98%
  Real Estate                                          0.75%         1.13%           0.25%         2.13%         0.15%        1.98%
  Semiconductor                                        0.75%         1.33%           0.25%         2.33%         0.35%        1.98%
  Technology                                           0.75%         1.27%           0.25%         2.27%         0.29%        1.98%
  Telecommunications                                   0.75%         1.19%           0.25%         2.19%         0.21%        1.98%
  Utilities                                            0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Bull                                                 0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Bear                                                 0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraBull 2                                          0.75%         1.12%           0.25%         2.12%         0.27%        1.85%
  OTC                                                  0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Short OTC                                            0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraOTC                                             0.75%         1.08%           0.25%         2.08%         0.13%        1.95%
  Mid-Cap Value                                        0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Mid-Cap Growth                                       0.75%         1.22%           0.25%         2.22%         0.24%        1.98%
  UltraMid-Cap                                         0.75%         1.36%           0.25%         2.36%         0.38%        1.98%
  Small-Cap Value                                      0.75%         1.45%           0.25%         2.45%         0.47%        1.98%
  Small-Cap Growth                                     0.75%         1.20%           0.25%         2.20%         0.22%        1.98%
  UltraSmall-Cap                                       0.75%         1.15%           0.25%         2.15%         0.17%        1.98%
  U.S. Government Plus                                 0.50%         0.96%           0.25%         1.71%          N/A         1.71%
  Rising Rates Opportunity                             0.75%         1.13%           0.25%         2.13%         0.15%        1.98%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values                     0.60%          2.29%          0.25%         3.14%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          0.70%          0.25%         1.80%         0.16%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios until at least April 30, 2004. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution  Fee estimates are derived and annualized  from data regarding  commission  amounts  directed under the  Distribution
     Plan.  Although there are no maximum amounts  allowable,  actual commission amounts directed under the Distribution Plan will vary and the  amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts  listed in the above chart.
2        Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.

EXPENSE EXAMPLES
These examples are designed to assist you in  understanding  the various  expenses you may incur with the Annuity over certain  periods of time based on specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  (when  applicable),  Annual
Maintenance Fee (when  applicable),  Insurance  Charge,  and the maximum total annual portfolio  operating  expenses for the underlying
Portfolio  (shown  above),  as well as the charges for the optional  benefits that are offered under the Annuity.  The  Securities  and
Exchange Commission ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$10,000 in the Annuity and received a 5% annual return on assets, and elected all optional benefits available.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-account  with the maximum  total annual  portfolio operating  expenses for the underlying  Portfolio  (shown above),  not to a Fixed  Allocation;  (b) the Insurance Charge is assessed as
1.40% per year; (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based  charge based on an assumed  average contract  size;  (d) you make no  withdrawals  of Account  Value  during  the period  shown;  (e) you make no  transfers,  withdrawals, surrender or other  transactions  for which we charge a fee during the period shown;  (f) no tax charge applies;  (g) the maximum total annual  portfolio  operating  expenses for the  underlying  Portfolio  (shown  above) are  reflected;  (h) the charge for each optional benefit is reflected as an additional  charge equal to 0.25% per year,  respectively,  for the Guaranteed  Return Option,  the Enhanced
Beneficiary  Protection,  and the Highest  Anniversary  Value Death  Benefit;  and (i) the Credit  applicable  to your Annuity is 4% of
Purchase  Payments.  Amounts  shown in the  examples  are rounded to the  nearest  dollar.  The Credit may be less when total  Purchase
Payments are less then $10,000 and may be more when total Purchase Payments are at least $5,000,000 (see "How do I Receive Credits?").

Expense Examples are provided as follows:  1.) if you surrender the Annuity at the end of the stated time period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS  - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE  OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        1426                         2566                        3542                       5592
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period (you may not annuitize in the first (1st) Annuity Year):

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        N/A                          1716                        2842                       5592
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        576                          1716                        2842                       5592
            ----------------------------- --------------------------- --------------------------- --------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable  Account B (see "What are
Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the  prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also provides a description of each Portfolio's investment  objective  (in  italics)  and a short,  summary  description  of their key  policies  to assist  you in  determining  which
Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-766-4530.

=======================================================================================================================================
Effective  close of business  June 28, 2002,  the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer  offered as a Sub-account under the Annuity,  except as noted below.  Annuity  contracts with Account Value  allocated to the AST Goldman Sachs  Small-Cap  Value
Sub-account on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman Sachs  Small-Cap
Value  Sub-account,  including  any bank  drafting,  dollar cost  averaging,  asset  allocation  and  rebalancing  programs.  Owners of
Annuities  issued  after June 28,  2002 will not be  allowed  to  allocate  Account  Value to the AST  Goldman  Sachs  Small-Cap  Value
Sub-account.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
=======================================================================================================================================
The AST Goldman Sachs  Small-Cap  Value  Sub-account  may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
=======================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong  International  Equity: seeks long-term capital growth by investing in a diversified
     EQUITY         portfolio  of  international  equity  securities  the issuers of which are  considered  to have strong  earnings  momentum.  The  Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio  of equity  securities  of  companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus  on  companies  with an
                    above-average   potential  for  long-term  growth  and  attractive  relative  valuations.   The      Strong Capital
                    Sub-advisor selects companies based on five key factors: growth,  valuation,  management,  risk     Management, Inc.
                    and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term
     EQUITY         growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to
     EQUITY         achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTER-NATIONAL    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of     Pilgrim Baxter &
 SMALL CAP GROWTH   the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The     Associates, Ltd.
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity      Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment
     GROWTH         objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be    Federated Investment
                    defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Index or the Standard & Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                    may be invested in foreign securities, which are typically denominated in foreign currencies.       Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their  outstanding  stock.  The  Portfolio  will  have a  non-fundamental   Goldman Sachs Asset
 SMALL CAP VALUE    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small        Management
                    capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests  its  assets.  The  Portfolio  generally  defines  small  capitalization  companies  as companies with a capitalization of $5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach
                    to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do        GAMCO
                    not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash     Investors, Inc.
                    flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio      Deutsche Asset
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the     Management, Inc.
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor    Goldman Sachs Asset
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be        Management
                    recognized by the market at large.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing     Management Inc.
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented     Neuberger Berman
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are     Management Inc.
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in
       GROWTH       equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on       Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term     Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor      Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio        Management
                    seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities
 LARGE CAP GROWTH   of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of
     BLEND          its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even    Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate
     (REIT)         securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
                    securities of real estate companies,  i.e., a company that derives at least 50% of its revenues   Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its            Inc.
                    objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such     Deutsche Asset
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST     Management, Inc.
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").    T. Rowe Price
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a    Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective      Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 80% of its total assets in stocks of companies of any   Gartmore Global Asset
                    size based in the world's developing  economies.  Under normal market  conditions,  investments        Management
                    are  maintained  in at least six countries at all times and no more than 35% of total assets in  Trust/Gartmore Global
                    any single one of them.                                                                                 Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least    Wells Fargo Funds
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines          Inc.
                    mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies that are leaders in attractive  growth markets with a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of          Inc.
                    companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instrumentsof  companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and          Inc.
                    equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100  companies,  which are  selected by the  Portfolio's  manager  based on as high   Management Company,
                    return on equity,  consistent  earnings growth,  established  market presence and industries or           LLC
                    sectors with significant growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.    Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
 INTER-NATIONAL     ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
    EQUITY          correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
      EQUITY        to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund Advisors,  is composed of 30 of the companies whose principal offices are located in the Asia/Pacific region,  excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as  depository  receipts or  ordinary  shares.  The  component  companies  in the
                    ProFunds Asia 30 Index are  determined  annually  based upon their U.S.  dollar-traded  volume.
                    Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in
  INTER-NATIONAL    meeting this  investment  objective by comparing its daily return on a given day with the daily   ProFund Advisors LLC
      EQUITY        performance of related  futures  contracts  traded in the United  States.  The Nikkei 225 Stock
                    Average is a price-weighted  index of 225 large,  actively traded Japanese stocks traded on the
                    Tokyo Stock Exchange.  The Index is computed and distributed by the Nihon Keizai Shimbun.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones U.S.  Banks  Sector  Index.  The Dow Jones U.S.  Banks
                    Index measures the  performance of the banking  industry of the U.S.  equity market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
                    equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines, auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the
      SECTOR        consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include   ProFund Advisors LLC
                    beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks,  major U.S.
                    domiciled  international banks, full line, life, and property and casualty insurance companies, companies that invest,  directly or indirectly in real estate,  diversified financial companies such  as  Fannie  Mae,  credit  card  insurers,  check  cashing  companies,  mortgage  lenders, investment  advisers and securities  broker-dealers,  investment banks,  merchant banks, online brokers, publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index.  The Down
                    Jones U.S.  healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow  Jones  U.S.  Internet  Index.  The Dow  Jones  Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or services through an open network,  such as a web site; and Internet Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Dow Jones U.S.  Pharmaceuticals Index measures the performance of the pharmaceuticals  industry of the U.S.  equity  market.  Component  companies  include  the  makers  of  prescription  and over-the-counter  drugs, such as aspirin, cold remedies,  birth control pills, and vaccines, as well as companies engaged in contract drug research..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Sector
                    Index.  The  Philadelphia  Stock Exchange Gold and Silver Sector Index measures the performance of the gold and  silver  mining  industry  of the global  equity  market.  Component  companies include  companies  involved in the mining and production of gold,  silver,  and other precious metals,  precious  stones and pearls.  The Index does not include  producers  of  commemorative medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
      SECTOR        development,   management  or  ownership  of  shopping  malls,  apartment  buildings,   housing   ProFund Advisors LLC
                    developments  and, real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
                    Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S&P 500        on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees and expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index
     S&P 500        rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as   ProFund Advisors LLC
                    much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily  performance  of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC reflers to  securities  that do not  trade on a U.S.  securities  exchange,  as  registered  under  the
                    Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange, as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the NASDAQ- 100  Index(R).  If ProFund VP  UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used  measure of  mid-sized  company  U.S.  stock  market  performance.  Companies  are  selected for inclusion  in the Index by  Standard & Poor's(R)for being U.S.  companies  with  adequate  liquidity,  appropriate  market  capitalization, financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value Index(R)is designed to differentiate  between fast growing  companies and slower  growing or  undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
                    400/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower
  S&P MIDCAP 400    growing  or  undervalued  companies.  Standard  &  Poor's  and  Barra  cooperate  to  employ  a   ProFund Advisors LLC
                    price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The Index is rebalanced twice per year..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain
  S&P MIDCAP 400    approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the   ProFund Advisors LLC
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is designed to  differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard & Poor's and Barra cooperate to employ a price-to-book  value  calculation  whereby the market  capitalization  of the S&P  SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap  600/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower growing or undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book  value calculation  whereby the market  capitalization-of  the S&P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                      UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,  ProFund Advisors LLC that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                      objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a  percentage  basis,  as any  daily  increase  in the  Long  Bond  on a  given  day.
                      Conversely,  its net asset value should lose  approximately one and one-quarter (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,  ProFund Advisors LLC that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued Long Bond. In accordance with its stated  objective,  the net asset value of ProFund VP rising Rates  Opportunity  generally  should decrease as interest rates fall. If ProFund VP Rising Rates  Opportunity  is  successful  in meeting its  objective, its net asset value should gain  approximately  one and one-quarter  times (125%) as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset  value  should  lose  approximately  one and  one-quarter  times  (125%)  as  much,  on a percentage basis, as any daily increase in the Long Bond on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
     LARGE CAP        First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
       BLEND          Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
                      greatest  potential for capital  appreciation  during the next year. The stocks included in the      First Trust
                      Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of     Advisors L.P.
                      Lehman Brothers.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
       INTER-         The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
  NATIONAL EQUITY     long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                      equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
                      least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Prudential
                      earnings are growing at a faster rate than other companies and that have  above-average  growth    Investments LLC/
                      in earnings and cash flow, improving profitability,  strong balance sheets, management strength  Jennison Associates
                      and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at          LLC
                      attractive prices in relation to their growth prospects.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon  Values  portfolio is not  sponsored  or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10
Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10
Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the  ProFunds  VP. The  ProFunds VP are not  sponsored,  endorsed,  sold,  or promoted by Standard & Poor's or
NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different  durations during the accumulation  period.  These "Fixed Allocations" earn a guaranteed fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose  Fixed  Allocations  for use with  certain  optional investment  programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you  withdraw or transfer  Account
Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer  based on a formula,  called a
"Market Value  Adjustment." The Market Value  Adjustment can either be positive or negative,  depending on the rates that are currently being  credited  on Fixed  Allocations.  Please  refer to the  section  entitled  "How does the Market  Value  Adjustment  Work?" for a description  of the  formula  along with  examples  of how it is  calculated.  You may  allocate  Account  Value to more than one Fixed
Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the  annuity  product  you  purchase.  Please  call  American  Skandia at  1-800-766-4530  to  determine  availability  of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of calculating  the CDSC, we consider the year following the date we receive a Purchase  Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured  from the date the  Purchase
Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.0   6.0   5.0   4.0   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each  Purchase  Payment  has its own CDSC  period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted from the amount  withdrawn.  After eight (8) complete years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  Free  Withdrawals  are not treated as a withdrawal  of Purchase  Payments for  purposes of  calculating  the CDSC on a  subsequent  withdrawal  or  surrender.
Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC. For purposes of calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your Account  Value has declined in value due to negative  market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum  Distribution  from an Annuity purchased as a "qualified"  investment.  Free Withdrawals,  Medically-Related  Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  market timing or third party  investment advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one
(1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the  Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The Insurance
Charge is the combination of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for  providing  the insurance benefits under the Annuity,  including the Annuity's basic death benefit that provides  guaranteed  benefits to your beneficiaries even if the market declines and the risk that persons we guarantee  annuity  payments to will live longer than our  assumptions.  The charge also covers administrative costs associated with providing the Annuity benefits,  including  preparation of the contract,  confirmation statements,  annual account  statements and annual reports,  legal and accounting fees as well as various  related  expenses.  Finally, the charge covers the risk that our  assumptions  about the mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may  increase the portion of the total  Insurance
Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to Annuities  issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in  promoting,  distributing,  issuing  and  administering  the  Annuity  and to offset a portion of the costs  associated  with offering  Credits  which are funded  through  American  Skandia's  general  account.  The  Insurance  Charge is deducted  against  your
Annuity's  Account Value,  which  includes the amount of any Credits we apply to your Purchase  Payments and any increases or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that American  Skandia may make on the Insurance
Charge may include a profit on the portion of the Account  Value that  represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

Optional Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct an additional charge on a daily basis from your Account  Value  allocated  to the  Sub-accounts.  The charge for each  optional  benefit is deducted in addition to the  Insurance
Charge due to the increased  insurance risk  associated  with the optional  benefits.  The  additional  charge is included in the daily calculation  of the Unit Price for each  Sub-account.  Please refer to the section  entitled  "Death  Benefit" for a description of the charge for each Optional  Death  Benefit.  Please refer to the section  entitled  "Managing  Your Account Value - Do you offer programs designed to guarantee a "return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states a tax is due if and when you exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction and on the annuity payment option you select.  If you select a fixed payment option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific  charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a  variable  payment  option  that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance Fee or reduce the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  Generally,  these types of  changes  will be based on a  reduction  to our  sales,  maintenance  or  administrative  expenses  due to the  nature  of the individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or  likelihood  of additional
Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  You must make a minimum initial Purchase Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase Payment provided that,  within the first
Annuity Year, you make at least $1,000 in total Purchase Payments.

Where  allowed by law,  initial  Purchase  Payments in excess of  $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting the Sub-accounts  that are available.  Other limitations  and/or  restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Additional  Purchase  Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"
                      ----------
where you  authorize  us to  deduct  money  directly  from your bank  account.  We may  reject  any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age Restrictions:  The Owner must be age 80 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity,  the  Annuitant  must be age 80 or under as of the Issue Date.  You should  consider your need to access your Account Value and whether the  Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of  certain  optional  benefits  may vary based on the age of the Owner on the Issue Date of the
Annuity.

Additional  Purchase  Payments may be made at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same Insurance  Charge as many of American  Skandia's other variable  annuities and does not charge an additional  amount for the XTra CreditSM feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender  your  Annuity,  the  contingent  deferred  sales  charge  (CDSC) on this Annuity is higher and is deducted for a longer  period of time as compared to our other  variable  annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are insufficient to satisfy that need, then this Annuity may be more expensive than other variable annuities.

|X|      The XTra  CreditSM  amount is included in your  Account  Value.  However,  American  Skandia may take back the  original  XTra
       CreditSM  amount applied to your Purchase  Payment if you die, or elect to withdraw all or a portion of your Account Value under the medically-related  waiver provision,  within 12 months of having received an XTra CreditSM amount. In either situation,  the value of the XTra CreditSM  amount could be  substantially  reduced.  However,  any investment  gain on the XTra CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other  annuities  where we apply an XTra  CreditSM to your  annuity  with each  purchase  payment you make.  The XTra
       CreditSM amount we apply to purchase  payments on those annuities is initially higher than on this Annuity but reduces over time and only applies  during the first six annuity years.  The total  asset-based  charges on those  annuities are higher during the first 10 years but are lower  than this  Annuity  after the 10th year.  The CDSC is also  higher  and is  deducted  for a longer period of time than on this  Annuity;  however  the CDSC on those  annuities  applies  from the issue date of the  annuity,  not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership
         -----
       rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named
         -----------
       the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the  beneficiary  of the surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC  will  apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after  the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity during the applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account  Value or the amount of your initial  Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA.
In any situation  where we are required to return the greater of your Purchase  Payment or Account Value,  we may allocate your Account
Value to the AST Money Market  Sub-account  during the right to cancel period and for a reasonable  additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any Credits we applied to your  Annuity  based on your
                                                                                                                                  -
Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's  Systematic
Investment Plan or a periodic  purchase payment program.  We will allocate any additional  Purchase Payments you make according to your most recent allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.  Additional  Purchase
Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant  (if the Annuity is entity  owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "American
Skandia's  Systematic  Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable  investment options when  applied.  Bank  drafting  allows you to invest in your  Annuity with a lower  initial  Purchase  Payment,  as long as you authorize  payments  that will  equal at least  $1,000  during  the first 12 months of your  Annuity.  We may  suspend  or cancel  bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

In those states where we are required to return your Purchase  Payment if you exercise  your right to return the Annuity,  we initially allocate all amounts that you choose to allocate to the variable  investment  options to the AST Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your Account Value  according to your most recent  allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments according to your initial  instructions,  without  temporarily  allocating to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver" that  authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return waiver" and then decide to return your Annuity during the right to cancel period,  you will receive your current  Account Value,  minus the amount of any Credits,  which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will  allocate  any  additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume  that your  current  allocation  instructions  are  valid  for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your  Annuity's  Account Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the cumulative  amount of Purchase  Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999                                       1.5%
                      Between $10,000 and $4,999,999                                  4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law,  on  Annuities  owned by a member of the class  defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The designated class of Annuity Owners  includes:  (a) any parent company,  affiliate or subsidiary of ours; (b) an officer,  director, employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such company;
(c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any  investment  manager, sub-advisor,  transfer agent, custodian,  auditing,  legal or administrative services provider that is providing investment management, advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or  administrative  services  to an  underlying  mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing,  Incorporated;  (f) a director,  officer, employee or authorized  representative  of any firm  providing us or our  affiliates  with regular  legal,  actuarial,  auditing,  underwriting, claims,  administrative,  computer support,  marketing,  office or other services; (g) the then current spouse of any such person noted
in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the  child(ren)  or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the  siblings of any such  persons  noted in
(b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class.

You must  notify  us at the time you  apply for an  Annuity  if you are a member  of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether  you  qualify as a member of the  designated  class.  Failure to inform us that you  qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the Purchase  Payment is applied to your Account  Value.  The amount of the
Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $2,500.  We would apply a 1.5% Credit to your Purchase Payment and allocate the amount of the Credit ($37.50 = $2,500 X .015) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an  additional  Purchase  Payment of $5,000.  Because  your  cumulative  Purchase  Payments are less than the next breakpoint  ($10,000),  we would apply a 1.5% Credit to your Purchase  Payment and allocate the amount of the Credit ($75.00 = $5,000 X
..015) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional  Purchase Payment of $400,000.  Because your cumulative  Purchase Payments are now $407,500 (greater than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate  the amount of the Credit  ($16,000 =
$400,000 X .04) to your Account Value.

=======================================================================================================================================
This  Annuity  features  the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  the amount of any Credits  applied to your Account Value can be recovered by American Skandia under certain circumstances:
=======================================================================================================================================
|X|      any Credits  applied to your Account  Value on Purchase  Payments  made within the 12 months  before the date of death will be recovered.
=======================================================================================================================================
=======================================================================================================================================
|X|      the amount available under the  medically-related  surrender portion of the Annuity will not include the amount of any Credits payable on Purchase  Payments  made within 12 months of the date the  Annuitant  first became  eligible for the  medically-related surrender.
=======================================================================================================================================
=======================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
The value of the XTra CreditSM amount will be  substantially  reduced if American Skandia recovers the XTra CreditSM amount under these circumstances.  However,  any  investment  gain on the XTra  CreditSM  amount  will not be taken  back.  We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

Examples of Recovering Credits
The  following  are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These  examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  If the Death
     Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death  Benefit  would be reduced by the entire amount of the prior Credits ($2,400).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month  after the Issue  Date.  Both of the  Purchase  Payments  received a 4.0%  Credit,  for a total of $2,400.  If death occurs in the 16th month after the Issue Date,  the amount of the Death  Benefit  would be reduced but only in the amount of those
     Credits applied within the previous  12-months.  Since the initial Purchase  Payment (and the Credits that were applied)  occurred more than 12-months  before the date of death,  the Death Benefit would not be reduced by the amount of the Credits applied to the initial  Purchase  Payment.  However,  the $10,000  additional  Purchase  Payment was made within  12-months of the date of death.
     Therefore,  the amount of the Death  Benefit  would be reduced by the amount of the  Credits  payable on the  additional  Purchase
     Payment ($400).
3.       NOTE: If the Death Benefit would  otherwise have been equal to the Purchase  Payments minus any  proportional  withdrawals due to poor  investment  performance,  we will not  reduce the  amount of the Death  Benefit by the amount of the  Credits as shown in
     Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase  your  Annuity  with an initial  Purchase  Payment of $50,000.  You receive a Credit of $2,000  ($50,000 X
     .04).  The Annuitant is diagnosed as  terminally  ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the  medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal  illness,  the amount that would be payable under the  medically-related  surrender  provision  would be reduced by the entire amount of the Credits ($2,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  The Annuitant is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your Annuity under the  medically-related  surrender provision.  Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related  surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment.  However,  the $10,000  additional  Purchase Payment was made within  12-months  of the date of  diagnosis.  Therefore,  the amount that would be payable  under the  medically-related surrender provision would be reduced by the amount of the Credits payable on the additional Purchase Payment ($400).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits  payable on two or more separate  Purchase  Payments based on the
Credit  percentage  that would have applied had all such Purchase  Payments been made at the same time. To make use of this  procedure, often referred to as a "letter of intent",  you must provide  evidence of your intention to submit the cumulative  additional  Purchase
Payments  within a 13-month  period.  A letter of intent must be provided to us prior to the Issue Date to be effective.  Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions  as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit  two or more  Purchase  Payments  within a  13-month  period may result in your  Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher Credit  percentage  than would have applied BUT do not submit the  required  Purchase  Payments  during the  13-month  period as required by your letter of intent,  we may recover the
"excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits that would have been  payable  without the letter of intent.
If we determine that you have received "excess" Credits,  any such amounts will be taken pro-rata from the investment  options based on your  Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current  Surrender
Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  the amount of any Credits  under the Free  Withdrawal  provision.  The Free  Withdrawal  provision  only applies to withdrawals of Purchase Payments.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

We  may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based  on  the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be received by us no later than one hour  prior to any  announced  closing  of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.  Renewals or  transfers  of Account  Value from a Fixed
Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers  in any Annuity  Year for all  existing or new Owners.  We also reserve the right to limit the number of  transfers  in any Annuity  Year or to refuse any  transfer  request  for an Owner or certain  Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit
Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of  shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a  particular  Portfolio.  Under such a  circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER ANY ASSET ALLOCATION PROGRAMS?
Yes. During the  accumulation  period,  we offer two different asset allocation  programs  designed for American Skandia by Morningstar
Associates,  LLC.  Each program is available to Annuity  Owners at no additional  charge.  Each program is designed as a tool to enable you and  your  investment  professional  to  develop  an  asset  allocation  program  that is  appropriate  for  you.  Your  investment professional  will help you to complete an investor  questionnaire  that will help you and your  investment  professional  to determine whether  participating  in a program  is  appropriate  for you and to  determine  your  investment  style from which you can choose the available model  portfolios.  We offer one program where you and your investment  professional  choose from the available  Sub-accounts for each asset class in the model  portfolio you have chosen based on your answers to the  questionnaire.  You may change your selected
Sub-accounts  at any time.  We offer a second  program  where  the  Sub-accounts  for each  asset  class in each  model  portfolio  are designated  based  on an  objective  evaluation  of  the  available  Sub-accounts.  If you  elect  the  second  program,  the  selected
Sub-accounts  within a model portfolio may change  periodically.  Under both programs,  assets  allocated to the program are rebalanced on a periodic basis based on suggested  changes to the allocation  percentages  for an asset class within a model portfolio or based on changes in the value of the Sub-accounts.  Each asset allocation  program is subject to additional  limitations and restrictions  which are more fully described in the enrollment form for the programs.

Asset  allocation  is a  sophisticated  method of  diversification  which  allocates  assets  among  asset  classes  in order to manage investment  risk and enhance  returns over the long term.  However,  asset  allocation does not guarantee a profit or protect against a loss. You are not obligated to  participate or to invest  according to the program  recommendations.  American  Skandia does not intend to provide  any  personalized  investment  advice in  connection  with these  programs  and you  should not rely on these  programs  as providing  individualized  investment  recommendations  to you.  The asset  allocation  programs  do not  guarantee  better  investment results.  We reserve  the right to  terminate  or change the asset  allocation  programs  at any time.  You  should  consult  with your investment professional before electing any asset allocation program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for  investors  who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific  date in the  future.  You may not want to use either of these  programs  if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for  determining how much of your Account Value will be allocated to the
         Fixed  Allocation.  That means that  $59,495  will be  allocated  to the Fixed  Allocation  and the  remaining  Account  Value
         ($41,505)  will be  allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a  seven-year  program  where we monitor your Account  Value daily and  systematically  transfer  amounts  between  Fixed
Allocations  and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart  date),  you will receive no less than your  Account  Value on the date you elected to  participate  in the program,  including any Credits we applied to your Purchase  Payments  ("commencement  value").  On the program maturity date, if your Account Value is below the commencement  value,  American Skandia will apply additional  amounts to your
Annuity so that it is equal to  commencement  value or your Account  Value on the date you elect to restart the program  duration.  Any amounts  added  to your  Annuity  will be  applied  to the AST  Money  Market  Sub-account,  unless  you  provide  us with  alternative instructions.  We will notify you of any amounts  added to your Annuity  under the program.  We do not consider  amounts  added to your
Annuity to be "investment in the contract" for income tax purposes.

Account  Value is only  transferred  to and  maintained  in Fixed  Allocations  to the  extent we, in our sole  discretion,  deem it is
                  ----
necessary  to support our  guarantee  under the  program.  This differs  from the  Balanced  Investment  Program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the  underlying  Sub-accounts.  With the Guaranteed  Return Option, your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  NOTE: If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations  during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each  business day we monitor the  performance  of your Account Value to determine  whether it is greater  than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the performance of the  Sub-accounts in which you choose to allocate your Account
Value  relative to the  reallocation  trigger,  we may transfer  some or all of your Account Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your Account  Value that remains  allocated  in the variable  investment  options.
However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account Value greater than or equal to reallocation  trigger:  Your Account Value in the variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed
              Allocation,  those amounts may be transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account Value below reallocation  trigger:  A portion of your Account Value in the variable  investment options is transferred to a new Fixed Allocation.  These amounts are transferred on a pro-rata basis from the variable investment  options.  The new Fixed Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return Option.  The
              Account Value applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being applied to a new Fixed Allocation of the next higher yearly  duration.  The Account Value will remain invested in the Fixed Allocation until the maturity date of the program  unless,  at an earlier date,  your Account Value is at or above the  reallocation trigger and amounts can be transferred to the variable  investment  options (as described  above) while  maintaining  the guarantee protection under the program.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its  discretion,  subject to regulatory  approval  where  required.  Any change to the  allocation  mechanism  and/or the  reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your  Account  Value at that time.  Upon  termination,  any  Account  Value  allocated  to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any  time.  American  Skandia  does not  provide  any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program  is in effect  will  reduce the  guaranteed  amount  under the  program in proportion  to your  Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase Payments applied to the Annuity while the program is in effect will only increase the amount  guaranteed;
     however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot  transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot participate in any dollar cost averaging program that transfers  Account Value from a Fixed Allocation to the variable  investment options.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Guaranteed  Return Option will terminate:  (a) upon the death of the Owner or the Annuitant (in an entity owned contract);
     and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to  restart  the seven (7) year  program  duration  on any  anniversary  of the Issue Date of the  Annuity.  The
     Account Value on the date the restart is effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge  equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual  charge is deducted  daily against your Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is  deducted  to  compensate  American  Skandia  for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

-----------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American Skandia changed the manner in which the annual charge for the Guaranteed Return Option is deducted to the method  described  above.  The annual  charge for the  Guaranteed  Return Option for Owners who elected the benefit  between  January 23, 2002 and November 15, 2002 and  subsequent  to November 19, 2002 in those states where the daily deduction of the charge has not been approved, is deducted annually,  in arrears,  according to the prospectus in effect as of the date the program was elected.  Owners who  terminate and then  re-elect the  Guaranteed  Return Option or elect to restart the Guaranteed Return Option at any time after November 18, 2002 will be subject to the charge method described above.
-----------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to  request  financial transactions  between  investment  options while you are living,  subject to our rules. You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are appointed by us as authorized  sellers of the Annuity.  However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment  professionals  you engage to provide  advice  and/or make  transfers  for you is not acting on our behalf.  We are not  responsible for any  recommendations  such investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals  or investment  advisors,  who are authorized by multiple  contract  owners to make financial transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.  These  limitations  are intended to minimize the detrimental  impact of an investment professional  who is in a position to  transfer  large  amounts of money for  multiple  clients in a  particular  Portfolio  or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American  Skandia.  The  administrative agreement  may limit  the  available  investment  options,  require  advance  notice of large  transactions,  or impose  other  trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your  investment  professional  transmit  all  financial  transactions  using the  electronic  trading functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations  that we may impose on your investment professional or investment advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future,  including Fixed Allocations  offered  exclusively for use with certain optional  investment  programs.  Fixed
Allocations  may not be available in all states and may not always be available for all Guarantee  Periods  depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the Guarantee  Period.  The rates are an effective annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar  cost  averaging  program  (see "Do You Offer  Dollar Cost  Averaging?")  or a balanced investment  program (see "Do you offer  programs  designed to guarantee a "Return of Premium" at a future  date?").  The interest  rate credited to Fixed  Allocations  offered to this class of purchasers may be different than those offered to other  purchasers who choose the same Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we  credit  for a  Fixed  Allocation  is  subject  to a  minimum.  Please  refer  to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw  Account Value from a Fixed  Allocation more than 30 days before the end of its Guarantee  Period,  we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The amount of any Market Value
Adjustment  can be either  positive  or  negative,  depending  on the  movement  of a  combination  of Strip  Yields  on Strips  and an
Option-adjusted  Spread  (each as defined  below)  between  the time that you  purchase  the Fixed  Allocation  and the time you make a transfer  or  withdrawal.  The  Market  Value  Adjustment  formula  compares  the  combination  of  Strip  Yields  for  Strips  and the
Option-adjusted  Spreads  as of the  date the  Guarantee  Period  began  with  the  combination  of Strip  Yields  for  Strips  and the
Option-adjusted  Spreads as of the date the MVA is being  calculated.  In certain states the amount of any Market Value  Adjustment may be limited  under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

|X|      "Strips" are a form of security where  ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and  government  debt  securities  of  comparable  duration.  We currently  use the Merrill  Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                      [(1+I) / (1+J+0.0010)]N/365
                                                                where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years (e.g.  the Maturity
         Date is December 31, 2005).
|X|      The Strip Yields for coupon Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the  Option-adjusted
         Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                      Interim Value = $57,881.25
                                   Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will  notify you before the end of the
Guarantee Period about the fixed interest rates that we are currently  crediting to all Fixed  Allocations that are being offered.  The rates being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a
Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation  to be allocated on its Maturity  Date,  we will then transfer the Account Value of the  Fixed  Allocation  to the AST  Money  Market  Sub-account.  You can then  elect to  allocate  the  Account  Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account  Value  being  withdrawn  or  surrendered  as a CDSC.  The CDSC will be  assessed  on the  amount of  Purchase  Payments  being withdrawn,  not on the Account  Value at the time of the  withdrawal or surrender.  If you surrender  your Annuity,  in addition to any
CDSC,  we may deduct the Annual  Maintenance  Fee, any Tax Charge that applies and the charge for any  optional  benefits.  We may also apply a Market  Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject  to a CDSC.  These  are  called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for surrenders  made for qualified  medical  reasons or for  withdrawals  made to satisfy  Minimum  Distribution  requirements.  Unless you notify us  differently,  withdrawals  are taken pro-rata  based on the Account Value in the  investment  options at the time we receive your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-8 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw  will depend on the  Annuity's  Surrender  Value.  The  Surrender  Value is equal to your Account  Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax  Charge,  any  charges  for  optional  benefits  and any Market  Value
         Adjustment that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least  $1,000,  or we may treat the  Partial  Withdrawal  request  as a request to fully  surrender  your  Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that  applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being  payable to you than the amount you  requested.  If you  request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To  request  the forms  necessary  to make a  withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-8
The  maximum  Free  Withdrawal  amount  during  each of  Annuity  Years 1 through  8 (when a CDSC  would  otherwise  apply to a partial withdrawal or surrender of your initial  Purchase  Payment) is 10% of each  Purchase  Payment that has been invested in the Annuity for eight years or less.  Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase
Payments  and will be  assessed a CDSC.  We may apply a Market  Value  Adjustment  to any Fixed  Allocations.  The 10% Free  Withdrawal
amount is not  cumulative.  If you do not make a Free  Withdrawal  during an Annuity  Year,  you are not allowed to carry over the Free
Withdrawal amount to the next Annuity Year.

Annuity Year 9+
After Annuity Year 8, the maximum Free Withdrawal amount is the sum of:
|X|      10% of any  Purchase  Payments  applied  to your  Annuity  after the Issue  Date to which a CDSC  would  apply  upon a partial withdrawal or surrender.
|X|      100% of your initial Purchase Payment or all Purchase  Payments not previously  withdrawn to which a CDSC would not apply upon a partial withdrawal or surrender.
|X|      100% of any "growth" in the Annuity.

"Growth"  equals the current Account Value minus all Purchase  Payments that have not previously  been withdrawn.  For purposes of this provision,  any XTra Credit amount we applied to your  Purchase  Payments are not  considered  "growth" and are not available as a Free
Withdrawal.

After the 8th Annuity  Year, a CDSC will only apply to  withdrawals  of Purchase  Payments  applied to the Annuity after Annuity Year 1 and, for those Purchase Payments, the CDSC will only apply until the end of the applicable CDSC period.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first eight (8) Annuity Years,  you make a partial  withdrawal or choose to surrender the Annuity.  The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal  if your Annuity is used in  connection  with certain plans that receive special tax treatment under the Code.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first eight Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial Purchase  Payment of $10,000 and make an additional  Purchase Payment of $15,000 in Annuity Year 2.
     The maximum Free  Withdrawal  amount during  Annuity Year 3 through 8 would be 10% of $25,000,  or $2,500.  In Annuity Year 9, the maximum Free Withdrawal  amount would be 10% of the $15,000  Purchase  Payment applied in Annuity Year 2 ($1,500) plus 100% of the initial Purchase Payment ($10,000) and any "growth" under the Annuity.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal  of $500 in Annuity  Year 2 and $1,000 in
     Annuity Year 3. If you surrender your Annuity in Annuity Year 5, the CDSC will be assessed  against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free  Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the  accumulation  period.  Whether a CDSC  applies and the amount to be charged  depends on whether  the  Partial  Withdrawal  exceeds  any Free  Withdrawal  amount  and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);

2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from Purchase  Payments  that have been invested for longer than the CDSC period,  if any (with your Annuity, eight (8) years);
|X|      Second,  we withdraw  the  remaining  amount from the  Purchase  Payments  that are still  subject to a CDSC.  We withdraw the
         "oldest"  of your  Purchase  Payments  first so that the lowest  CDSC will apply to the amount  withdrawn.  The  maximum  Free
         Withdrawal  amount during each of Annuity Years 1 through 8 is 10% of all Purchase  Payments.  Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal  of Purchase  Payments and will be assessed a CDSC.  If, during  Annuity Years 1 through 8, all Purchase  Payments are withdrawn  subject to a CDSC,  then any  subsequent  withdrawals will be withdrawn from any gain in the Annuity, which may include Credits.

     For purposes of calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn may be greater than your remaining  Account  Value or the  amount  of your  withdrawal  request.  This is most  likely  to occur  if you  have  made  prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item #2 above,  we withdraw  the  remaining  amount from any other
     Account Value (including Account Value due to Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.  Systematic  Withdrawals  may be subject to a CDSC. We will determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under Sections 401,
403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions as a series of "substantially  equal periodic  payments".  Distributions  received under this  provision in any Annuity Year that exceed the maximum  amount  available as a free  withdrawal  will be subject to a CDSC. We may apply a Market Value  Adjustment to any Fixed  Allocations.  To request a program that complies with Section 72(t), you must provide us with certain  required  information in writing on a form  acceptable to us. We may require  advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum  Distributions  paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum
Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account
Value or the  amount  of your  withdrawal  request.  This is most  likely to occur if you have made  prior  withdrawals  under the Free
Withdrawal  provision or if your Account Value has declined in value due to negative  market  performance.  We may apply a Market Value
Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the  forms   necessary   to  surrender   your   Annuity,   call   1-800-766-4530   or  visit  our   Internet   Website  at
www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". We may apply a Market Value Adjustment to any Fixed  Allocations.  The amount payable will be your  Account  Value  minus:  (a) the amount of any Credits  applied  within 12 months of the  applicable  "Contingency
Event" as defined below; and (b) the amount of any Credits added in conjunction with any Purchase  Payments  received after our receipt of your  request for a  medically-related  surrender  (i.e.  Purchase  Payments  received at such time  pursuant to a salary  reduction program.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant  must be named or any change of Annuitant  must be accepted by us, prior to the  "Contingency  Event"  described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical  Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any annuity payment options  available in the future.  For additional  information on annuity payment options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change  your  choices  before the  Annuity  Date under the terms of your  contract.  A maximum  Annuity  Date may be required  by law.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity  options  may not be  available depending on the age of the Annuitant.  You may not annuitize and receive annuity payments within the first Annuity Year.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This Option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies  before the end of the  specified  number of years,  the  remaining  payments  are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that portion of the
Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity Date limits your annuity  payment  options.  Certain  annuity  payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR,  as well as,  other  factors  described  below.  The greater the AIR,  the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.
Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first  annuity  payment.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive are adjusted  based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-account  will not  change  unless  you  transfer  among the  Sub-accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity factors reflect our  assumptions  regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate,  the  annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments
         (described  above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate impact of Sub-account  performance  by adjusting the length of the time during which annuity  payments will be made whether or not the Annuitant is alive while generally  maintaining a level annuity payment amount.  Sub-account  performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance  that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity  provides a Death Benefit  during its  accumulation  period.  If the Annuity is owned by one or more natural  persons,  the
Death  Benefit is payable  upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the Annuitant's  death and the Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death  Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit  guarantee under the Annuity.  The Annuity also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional  charge is deducted to compensate  American  Skandia for providing  increased  insurance  protection  under the optional Death Benefits.  Notwithstanding  the additional  protection  provided under the optional Death Benefits,  the additional cost has the impact of reducing the net  performance  of the  investment  options.  Under certain  circumstances,  your Death Benefit may be reduced by the amount of any Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value")

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable  investment  options and your Interim Value in the Fixed  Allocations,  less the amount of any Credits applied within 12-months prior to the date of death.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented when  withdrawn.  For example,  a withdrawal of 50% of Account  Value would be  considered as a 50% reduction in Purchase  Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

Two  optional  Death  Benefits  are  offered  for  purchase  with your  Annuity to provide an  enhanced  level of  protection  for your beneficiaries.

---------------------------------------------------------------------------------------------------------------------------------------
Currently,  these  benefits are only offered and must be elected at the time that you purchase your  Annuity.  We may, at a later date, allow existing  Annuity Owners to purchase  either of the optional Death Benefits  subject to our rules and any changes or restrictions in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange,  replacement  or transfer, in whole or in part, from any other Annuity we issue.
---------------------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.

"Growth" means the sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations,
 ------
minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented
 -------------------------
when withdrawn.

---------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 100% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection Optional Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  Please see Appendix
F for a  description  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  offered  before  November  18, 2002 in those jurisdictions  where we received  regulatory  approval.  Please refer to the section entitled "Tax  Considerations" for a discussion of special tax considerations for purchasers of this benefit.
---------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit
If the  Annuity  has one Owner,  the Owner must be age 79 or less at the time  Highest  Anniversary  Value  Optional  Death  Benefit is
purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner must be age 79 or less.  If the  Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value
Death Benefit.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value equals the highest of all previous  "Anniversary  Value" less  proportional  withdrawals since
             ---------------------------
     such anniversary and plus any Purchase Payments since such anniversary.

|X|      The Anniversary  Value is the Account Value as of each  anniversary of the Issue Date of the Annuity.  The  Anniversary  Value
             ------------------
     on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  result  in a  reduction  to the  Highest  Anniversary  Value  by  reducing  such  value in the same
         -------------------------
     proportion  as the Account  Value was reduced by the  withdrawal  as of the date the  withdrawal  occurred.  For example,  if your
     Highest  Anniversary  Value is  $125,000  and you  subsequently  withdraw  $10,000 at a time when your  Account  Value is equal to
     $100,000 (a 10% reduction),  when calculating the optional Death Benefit we will reduce your Highest  Anniversary Value ($125,000)
     by 10% or $12,500.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount  determined  by this  calculation  is  increased  by any  Purchase  Payments  received  after the Owner's  date of death and decreased by any proportional  withdrawals  since such date. The amount  calculated in Items 1 & 2 above (both before,  and on or after the Death Benefit Target Date) may be reduced by any Credits under certain circumstances.

---------------------------------------------------------------------------------------------------------------------------------------
The Highest  Anniversary Value Death Benefit described above is currently being offered in those  jurisdictions  where we have received regulatory  approval.  Certain  terms and  conditions  may differ  between  jurisdictions  once  approved.  Please see Appendix F for a description  of the  Guaranteed  Minimum  Death  Benefit  offered  before  November 18, 2002 in those  jurisdictions  where we received regulatory approval.
---------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Highest Anniversary Value Death Benefit is calculated.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death
Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and Highest Anniversary Value Optional Death Benefit at
any time.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also terminate any optional Death
Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge equal to 0.25% per year,  respectively,  if you elect the Highest  Anniversary  Value  Optional Death Benefit or the
Enhanced  Beneficiary  Protection  Optional Death  Benefit.  If you elect both optional  Death  Benefits,  the total charge is equal to
0.50% per year. We deduct the charge to compensate  American Skandia for providing  increased  insurance  protection under the optional
Death Benefit.  The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The  Annuity  Rewards  benefit  offers  Owners the  ability to capture  any market  gains  since the Issue Date of their  Annuity as an enhancement  to their current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the
Owner elects the benefit.  Under the Annuity  Rewards  benefit,  American  Skandia  guarantees  that the Death Benefit will not be less than:

         your Account  Value in the variable  investment  options plus the Interim Value in any Fixed  Allocations  as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are determined by calculating  the percentage of the Account Value that each  withdrawal  represented when withdrawn.  For example,  a withdrawal of 50% of your Account Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The Annuity  Rewards Death Benefit  enhancement  does not affect the basic Death Benefit  calculation  or any Optional  Death  Benefits available  under the Annuity.  If the Death Benefit  amount  payable  under your  Annuity's  basic Death Benefit or any Optional  Death
Benefits you purchase is greater than the enhanced  Death  Benefit under the Annuity  Rewards  benefit on the date the Death Benefit is calculated, your Beneficiary will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following the eighth (8th)  anniversary of the Annuity's  Issue Date.
However,  the election is subject to the  requirement  that their  Account  Value on the election  date is greater than the amount that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the election  date  (including  any amounts  payable  under the  Highest  Anniversary  Value  Death  Benefit).  If an Owner is  ineligible  when he or she  applies for the optional  benefit,  the Owner can elect the  Annuity  Rewards  Death  Benefit  enhancement  on any  subsequent  date if they  otherwise qualify.  The  election  must  occur  before  annuity  payments  begin.  An Owner can only  elect the  Annuity  Rewards  Death  Benefit enhancement once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable  annuity  payments  (annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs before the date Minimum  Distributions  must begin under the Code, the Death Benefit can be paid out in either a lump sum, within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Please contact  American  Skandia for additional  information on the  availability,  restrictions  and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes, there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the decedent  was not the Owner or Annuitant  as of the Issue Date and did not become the Owner or  Annuitant  due to the prior  Owner's or
Annuitant's  death.  Any Death Benefit  (including  either optional Death Benefit) that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant.  After the two-year  suspension period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer  the Death  Benefit to the AST Money Market  Sub-account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account Value includes  any  Credits we applied  to your  Purchase  Payments  that we are  entitled  to recover  under  certain  circumstances.  When determining  the  Account  Value on any day other than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the  Account  Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units  fluctuates with the market  fluctuations  of the Portfolios.  The value of the Units also  reflects the daily accrual for the Insurance  Charge and if you elected one or more optional  benefits  whose annual charge is  deducted  daily,  the  additional  charge  made for such  benefits.  There may be  several  different  Unit  Prices for each
Sub-account  to reflect the  Insurance  Charge and the charges for any  optional  benefits.  The Unit Price for the Units you  purchase will be based on the total  charges for the benefits  that apply to your Annuity.  See the section  entitled  "What Happens to My Units
When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion  of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To  determine  the Account  Value of a Fixed  Allocation  on any day other than its  Maturity  Date,  we multiply the
Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your
Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) days, we are required to return the Purchase  Payment at that time, unless you specifically  consent to our retaining the Purchase Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions  as of the date we receive at our Office all supporting  documentation  we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation Day.  However,  any purchase or redemption order or transfer request  involving the ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any  announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such  financial  transactions  involving  a ProFunds VP  Sub-account  will be  extended  to1/2hour prior to any  announced  closing
(generally,   3:30  p.m.  Eastern  time)  for  transactions  submitted  electronically  through  American  Skandia's  Internet  website
(www.americanskandia.com).  You cannot  request a transaction  involving  the  purchase,  redemption or transfer of Units in one of the
ProFunds VP  Sub-accounts  between the applicable  "cut-off" time and 4:00 p.m.  Transactions  received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional  Benefits:  If you terminate the Guaranteed Return Option program or either Optional Death Benefit,  we will no longer  deduct the charge we apply to purchase  the  optional  benefit.  On the date the charge no longer  applies,  your  Annuity will become  subject to a different  daily  asset-based  charge.  We will process a transaction  where your Account  Value  allocated to the
Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that reflect the  Insurance  Charge and any optional  benefit or program still elected,  but not the charge for the optional  benefit or program that you terminated.  The number of Units attributed to your  Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you  invested  will be  increased.  The adjustment in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date,  your Account Value will be determined  based on the change in the value of Units that reflect the  Insurance  Charge and any other  optional  benefits that you have elected.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is  includible  in the  taxpayer's  gross  income and taxable in the year it is  received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled within the meaning of Code section 72(m)(7);
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract were  contributed  or deemed to be  contributed  more than one year prior to the annuity  starting  date under the  immediate  annuity;  and (b) the  annuity  payments  under the  immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments  made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction on the remaining life insurance  policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have  provided  summaries below of the types of tax-qualified  retirement plans with which we may issue an Annuity.  These summaries provide general  information about the tax rules and are not  intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and  restrictions that are in addition to the terms of the  Annuity.  The  application  of these rules  depends on  individual  facts and  circumstances.
Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Economic  Growth and Tax Relief  Reconciliation  Act  (EGTRRA):  Certain  states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you  consult  with your tax advisor to  determine  the status of your  state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code  allows  eligible  individuals  to  maintain  an  individual retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed, the  contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to establish an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
                                                                                                      ---
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2003 and later,  individuals  are required to use the rules under the 2002 Final  Regulations.  The 2002 Final  Regulations  contain a provision which  could  increase  the amount of  minimum  distributions  required  for  certain  individuals.  Under the 2002 Final  Regulations, individuals  are required to include in their annuity  contract  value the actuarial  value of any other benefits that will be provided under the annuity.  We and other annuity  providers are currently  seeking  clarification of this new rule. You should consult your tax adviser to determine the impact of this rule on your Minimum Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the  actual  life  expectancies  of the  participant  and the  spouse.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated  Beneficiary may generally take Minimum
Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount  that was not  properly  distributed.  Because of the many  recent  changes  to the  Minimum  Distribution  rules,  we  strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements for variable annuity contracts.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value  of, an  annuity  before  annuity  payments  have  begun is  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made  affecting  Account  Value,  such as  making additional  Purchase  Payments,  transfers,  exchanges  or  withdrawals.  We also send  quarterly  statements  detailing  the  activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual Maintenance
Fee, systematic withdrawals (including 72(t) payments and required minimum distributions),  bank drafting,  dollar cost averaging,  and static  rebalancing,  in quarterly  statements  instead of confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to  charge  up to $50 for each  such  additional report.

Any errors or  corrections on  transactions  for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us  otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first  confirmed  on the quarterly  statement,  we assume all  transactions  are  accurate  unless you  notify us within 30 days from the date you  receive  the quarterly  statement.  All  transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive after the applicable
30-day  period.  We may also send an annual  report  and a  semi-annual  report  containing  applicable  financial  statements  for the
Separate  Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI").  American  Skandia markets its products to  broker-dealers  and financial  planners  through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently offers the following products:  (a) flexible  premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b)
certain  other fixed  deferred  annuities  that are not  registered  with the SEC;  (c) both fixed and  variable  immediate  adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and on that date, the ultimate  parent company of American  Skandia,  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia  U.S.  Inc.,  a Delaware  corporation,  from
Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.  The  transaction  is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company  whose  subsidiary  companies  serve  individual  and  institutional customers  worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance companies in the U.S.
These companies  offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement  related services and  administration,  asset management,  securities  brokerage,  banking and trust services, real estate brokerage franchises, and relocation services.

No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its annuity and variable life insurance  contracts.  However,  following the closing of the acquisition,  Prudential  Financial will exercise  significant  influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the payout  period,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general  account.  Assets  supporting  variable annuity payment options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the  Annuities  issued by
American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Sub-accounts of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B". Separate
Account B was  established  by us pursuant to  Connecticut  law on November  25,  1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  The name of each Sub-account generally  corresponds to the name of the underlying  Portfolio.  Each Sub-account in Separate
Account B may have several  different  Unit Prices to reflect the Insurance  Charge and the charges for any optional  benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B. Separate  Account B is registered  with the
SEC under the Investment  Company Act of 1940  ("Investment  Company Act") as a unit  investment  trust,  which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate  Account B was organized as a single  separate  account with six different  Sub-account  classes, each of which was registered as a distinct unit investment trust under the Investment  Company Act.  Effective  November 18, 2002, each
Sub-account  class of Separate  Account B will be  consolidated  into the unit  investment  trust formerly named American  Skandia Life
Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  which will  subsequently be renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have  multiple Unit Prices to reflect the daily charge deducted for each  combination  of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional  benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation  of Separate Account B will have no impact on Annuity Owners.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate Account D, also referred to as "Separate  Account D". Such obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Account  Value  allocated  to that
Sub-account.  Owners  have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will furnish  those  Owners who have Account  Value  allocated  to a  Sub-account  whose underlying  mutual fund  portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are solicited by registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation for providing  ongoing service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate performance for the  Sub-accounts are found in the Statement of Additional  Information,  including how we account for Credits in these performance  measures.  This  information  may help you  review the  performance  of the  investment  options  and  provide a basis for comparison with other  annuities.  This  information  may be less useful when comparing the performance of the investment  options with other  savings or  investment  vehicles.  Such other  investments  may not provide  some of the  benefits of  annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment  vehicles may not receive the  beneficial  tax treatment given to annuities under the Code.

We may advertise the  performance  of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard  Total Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a  Sub-account,  if less).  "Standard Total Return"  figures assume that the applicable  Insurance  Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any  Contingent  Deferred Sales Charge that would apply upon  surrender is also deducted.  "Standard  Total Return"  figures do not take into  consideration  any Credits.  "Non-standard
Total  Return"  figures  include any  performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard
Total  Returns  are  calculated  in the same  manner as  standardized  returns  except  that the  figures  may not reflect all fees and charges.  In  particular,  they  may  assume  no  surrender  at the end of the  applicable  period  so that the  CDSC  does not  apply.
"Non-standard  Total Return"  figures may assume Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the cumulative  amount of
Purchase  Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the  Credits  applicable  to your
Annuity (see "How do I Receive  Credits?").  Standard  and  Non-standard  Total  Returns  will not reflect the  additional  asset-based charges  that are deducted  when you elect any  optional  benefits.  The  additional  cost  associated  with any optional  benefits you elected will reduce your performance.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  Portfolios  prior to the  existence of the
Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the performance of money market-type  Sub-accounts  using a measure of the "current and effective yield".  The current yield of a money  market-type  Sub-account is calculated  based upon the previous  seven-day  period ending on the date of calculation.
The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a
Sub-account.  The current and effective  yields reflect the Insurance  Charge and the charge for any optional  benefits (if applicable)
deducted against the Sub-account.  In a low interest rate environment,  yields for money market-type  Sub-accounts,  after deduction of the  Insurance  Charge,  and the charge for any  optional  benefits  (if  applicable)  may be negative  even  though the yield  (before deducting for such charges) is positive.  Current and effective yield  information  will fluctuate.  This information may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time,  or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional  asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the total amount of asset-based  charges  assessed  against each  Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's  Public  Reference  Section,  450 Fifth  Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy those  registration statements and exhibits  thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's Regional
Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL. These documents, as well as documents incorporated by reference,  may also be obtained through the SEC's Internet Website  (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2002 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040
       OR for express mail American Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure to
       send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information through Skandia's  Telephone Automated Response System (STARS) and at  www.americanskandia.com,  our
Internet  Website.  Our Customer  Service  representatives  are also available  during  business hours to provide you with  information about your account.  You can request  certain  transactions  through our  telephone  voice  response  system,  our Internet  Website or through a customer service  representative.  You can provide authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an investment  professional,  to access your account information and perform certain transactions on your  account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means and whether you wish to  authorize a third party to perform any such  transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet
Website.  This may include a Personal  Identification  Number  (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA (dollars in thousands)

The following table summarizes information with respect to the operations of the Company:

                                                       For the Year Ended December 31,
                                      2002            2001            2000           1999           1998
                                      ----            ----            ----           ----           ----
STATEMENTS OF INCOME DATA
Revenues:
Annuity and life insurance       $    370,004     $    388,696   $    424,578    $    289,989   $    186,211
   charges and fees (a) (b)
Fee income (b)                         97,650          111,196        130,610          83,243         50,839
Net investment income                  19,632           20,126         18,595          11,477         11,130
Net realized capital (losses)
   gains and other revenues (e)        (7,438)           2,698          4,195           3,688          1,360
                                 -------------    ------------   ------------    ------------   ------------

Total revenues                   $    479,848     $    522,716   $    577,978    $    388,397   $    249,540
                                 ============     ============   ============    ============   ============

Benefits and Expenses:
Annuity and life insurance       $      3,391     $      1,955   $        751    $        612   $        558
benefits
Change in annuity and life
   insurance policy reserves            2,741          (39,898)        49,339            (671)         1,053
   (c)
Guaranteed minimum death
   benefit claims, net of              23,256           20,370          2,618           4,785              -
   hedge (b)
Return credited to contract             5,196            5,796          8,463          (1,639)        (8,930)
owners
Underwriting, acquisition and
   other insurance expenses           188,728          196,755        150,597         125,434         86,306
Amortization of deferred
   acquisition costs (b) (d)          510,059          224,047        184,616          83,861         86,628
Interest expense                       14,544           73,424         85,998          69,502         41,004
                                 ------------     ------------   ------------    ------------   ------------

Total benefits and expenses      $    747,915     $    482,449   $    482,382    $    281,884   $    206,619
                                 ============     ============   ============    ============   ============

Income tax (benefit) expense     $   (102,810)    $      7,168   $     30,779    $     30,344   $      8,154
                                 ============     ============   ============    ============   ============

Net (loss) income                $   (165,257)    $     33,099   $     64,817    $     76,169   $     34,767
                                 ============     ============   ============    ============   ============

STATEMENTS OF FINANCIAL
CONDITION DATA
Total assets (b)                 $ 23,708,585     $ 28,009,782   $ 31,702,705    $ 30,881,579   $ 18,848,273
                                 ============     ============   ============    ============   ============

Future fees payable to parent    $    708,249     $    799,472   $    934,410    $    576,034   $    368,978
                                 ============     ============   ============    ============   ============

Surplus notes                    $    110,000     $    144,000   $    159,000    $    179,000   $    193,000
                                 ============     ============   ============    ============   ============

Shareholder's equity             $    683,061     $    577,668   $    496,911    $    359,434   $    250,417
                                 ============     ============   ============    ============   ============

a.       On annuity and life insurance sales of $3,472,044, $3,834,167, $8,216,167, $6,862,968, and $4,159,662, during the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively, with contract owner assets under management of $21,894,636,
     $26,017,847, $29,751,822, $29,396,693, and $17,854,761, as of December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
b.       These items are significantly impacted by equity market volatility.
c.       For the year ended December 31, 2000, change in annuity and life insurance policy reserves reflected increases to those reserves for guaranteed minimum death benefit ("GMDB") exposure.  For the year ended December 31, 2001, the Company changed certain of its assumptions related to its GMDB exposure resulting in a benefit to operations.  See Results of Operations in
     Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") for a further discussion.
d.       During the year ended December 31, 2002, the Company recorded an acceleration of amortization of $206,000 against the deferred acquisition cost asset.  See the MD&A for a further discussion.
e.       Net realized capital (losses) gains and other revenues include $5,845 of net realized capital losses on sales of securities during 2002 and an other than temporary impairment charge of $3,769 recorded during 2002 on the Company's equity securities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS (dollars in thousands)

Management's  Discussion  and  Analysis  of  Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

 Results of Operations
 ---------------------

Annuity and life insurance sales were  $3,472,044,  $3,834,167 and $8,216,167,  in 2002, 2001 and 2000,  respectively.  The decrease in sales in 2002 and 2001 was  primarily  the result of the  general  decline in sales in the  industry,  attributed  in large part to the continued  uncertainty  in the equity  markets.  In addition,  the Company  believes  uncertainty  regarding  its future  ownership has adversely  impacted  sales,  primarily in the latter part of 2002. The Company  announced,  in the first quarter of 2002, its intention to focus on the growth of its core variable annuity business.

Average assets under management totaled  $23,637,559 in 2002,  $26,792,877 in 2001 and $31,581,902 in 2000,  representing a decrease of
12% and 15% in 2002 and 2001,  respectively,  due primarily to weak equity markets.  The decrease in annuity and life insurance charges and fees and fee income before  surrender  charge income and reinsurance  was consistent  with the decline in assets under  management.
Surrender  charge  income  increased  in 2002 as compared to 2001.  This was caused by higher  lapses when  compared to the  applicable prior year periods,  and was primarily  attributable,  the Company believes,  to concerns by contract holders,  rating agencies and the
Company's  distribution  channels,  surrounding  the  uncertainty  in the equity markets and its impact on variable  annuity  companies generally and, prior to the  announcement of the  Acquisition,  uncertainty  concerning the Company's future (See Liquidity and Capital
Resources for rating agency actions).

Net realized  capital losses in 2002 were primarily  from $9,593 of losses on sales and $3,769 of  other-than-temporary  impairments of mutual  fund  investments  that are held in support of a deferred  compensation  program for certain of the  Company's  employees.  The deferred  compensation  program losses were offset by net gains of $3,746 during 2002 on sales of fixed  maturities.  Included in those net gains on sales of fixed  maturities for 2002,  was a realized loss of  approximately  $1,236 on the sale of a WorldCom,  Inc. bond.
The net capital gains in 2001 related primarily to sales of fixed maturity  investments,  were partially offset by losses on securities in the fixed maturity  portfolio.  The most significant loss was $2,636 related to Enron  securities.  In addition net realized capital losses of $3,534 in 2001 were  incurred  due to sales of mutual  fund  holdings  in support  of the  Company's  non-qualified  deferred compensation program.

The change in annuity and life insurance  policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks.  During 2001, the Company's  Guaranteed Minimum Death Benefit ("GMDB") reserve decreased $43,984,  as the result of an update of certain  reserve  assumptions  as to risks  inherent  in the  benefit.  Previous  assumptions  had been  based on  statutory  valuation principles as an  approximation  for U.S.  GAAP. In addition,  future  mortality  rates were lowered in 2001 to reflect  favorable past experience.  However,  offsetting  the resulting  increase in earnings and equity as a result of changes in the GMDB liability in 2001, assumptions  related to GMDB claim costs were also updated in the  calculation  of the deferred  acquisition  cost asset,  resulting in additional amortization of this asset.

The Company uses derivative  instruments,  which consist of equity option contracts for risk management  purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB  exposure  associated  with equity market  fluctuations.  GMDB claims,  net of hedge,  consist of GMDB claims offset by the mark to market and realized capital  gain/loss  results of the Company's option contracts.
During 2002 and 2001, the  fluctuations in GMDB claims,  net of hedge,  were driven by an increase in hedge related benefits of $19,776 and $14,646,  respectively.  Hedge related  benefits were  partially  offset by increases in GMDB claims of $22,662 and $32,398  during
2002 and 2001, respectively.

Return  credited to contract  owners  consists  primarily of net investment  results from the Company's  fixed,  market value adjusted, separate account  investment  option and changes in the Company's  experience rated reinsurance  receivables.  The decrease in 2002 was primarily due to increased net investment  results on the Company's fixed,  market value adjusted,  separate account investment option.
As the equity markets  decline,  movement from variable  investment  options to fixed investment  options,  primarily due to one of the
Company's product features,  has increased the assets invested in the fixed separate account  investment  option.  Included in 2002 net investment  results is $9,849 of realized  and  unrealized  losses on certain  securities,  of which $5,427  related to WorldCom,  Inc.
bonds. The increase in net investment  results was partially offset by a decrease in experience rated  reinsurance  receivables in 2002 due to unfavorable  experience on certain blocks of variable annuity  business.  In 2001,  return credited to contract owners decreased primarily due to favorable  experience on certain blocks of variable  annuity  contracts  increasing the experience  rated  reinsurance receivable.  Partially offsetting the 2001 decrease is net investment losses of $1,662 related to Enron securities.

Underwriting, acquisition and other insurance expenses for 2002, 2001 and 2000 were as follows:

                                                        2002              2001               2000
                                                        ----              ----               ----
Commissions and purchase credits                         $   287,612       $   248,187         $   430,743
General operating expenses                                   145,438           157,704             214,957
Acquisition costs deferred                                  (244,322)         (209,136)           (495,103)
                                                         -----------       -----------         -----------
Underwriting,   acquisition   and   other   insurance
     expenses                                            $   188,728       $   196,755         $   150,597
                                                         ===========       ===========         ===========

New products  launched,  as well as a larger  proportion  of sales of products  with higher  commissions  as compared to 2001 led to an increase in commissions  and purchase  credits during 2002.  Lower sales and asset levels led to a decrease in commissions and purchase credits during 2001.  Partially  offsetting this decline in 2001, the company  launched a commission  promotion  program that increased commissions as a percentage of new sales.  Commission promotions in 2002 were approximately equivalent as compared to 2001.

General operating expenses decreased during 2002 and 2001 as a result of lower sales-based  compensation,  as well as expense reduction programs  implemented during 2001 and continued strong expense management in 2002.  Variable  compensation and long-term incentive plan expenses have decreased due to the slowdown in sales and the decline in the equity markets.

Amortization of deferred  acquisition costs increased over the past two years, in general,  due to the further depressed equity markets in 2002 and 2001,  thereby  decreasing  expectations  of future  gross  profits  and actual  gross  profits  from asset  based fees and increased  expected and actual claim costs  associated with minimum death benefit  guarantees.  During 2002, the Company also performed a  recoverability  study and an analysis of its  short-term  assumptions of future gross profits and  determined  those  assumptions of future profits to be excessive.  This analysis  resulted in a current year  acceleration of  amortization of $206,000.  During 2002 and
2001, the Company also updated its future  estimated  gross profits with respect to certain  mortality  assumptions  reflecting  actual experience and the decline in the equity markets resulting in additional  increased  amortization.  See Note 2 of Notes to Consolidated
Financial Statements for a further discussion on amortization of deferred acquisition costs.

Interest  expense  decreased  during 2002 primarily due to lower interest  expense  related to the future fees payable to ASI liability
(See Note 8).  Interest  expense on these  obligations  is driven by the cash flows from the  underlying  annuity  contracts  acting as collateral.  Due to the  depressed  asset  values of those  annuity  contracts  driven by the decline in the equity  markets,  the cash flows,  and therefore the interest  expense,  decreased  from prior year levels.  Interest  expense  decreased in 2001 as a result of a reduction in borrowing.

The  Company's  income tax  (benefit)  expense  varies  directly  with  increases or decreases in (loss)  income from  operations.  The effective income tax rate varied from the corporate rate of 35% due primarily to the deduction for dividends received.

Total assets and  liabilities  decreased  $4,301,197  and  $4,406,590,  respectively,  from  December 31,  2001.  This change  resulted primarily from the declining equity markets.

 Significant Accounting Policies
 -------------------------------

 Deferred Acquisition Costs

The costs of acquiring  new  business,  which vary with and are  primarily  related to new business  generated,  are  deferred,  net of reinsurance.  These costs include  commissions,  purchase credits,  costs of contract issuance,  and certain selling expenses that vary with production.

The Company  uses the  retrospective  deposit  method for  amortizing  deferred  acquisition  costs.  This  method  results in deferred acquisition  costs being amortized in proportion to expected gross profits from surrender  charges and policy and asset based fees, net of operating and claim costs.  The deferred  acquisition cost asset is adjusted  retrospectively  and  prospectively  when estimates of current and future  gross  profits to be realized  from a group of products are  revised.  Critical  assumptions  in  estimating  gross profits  include those for  surrenders,  long-term fund growth rate,  expenses and death  benefits.  The long-term fund growth rate, in large part,  determines the estimated  future asset levels on which the most significant  revenues are based.  The Company's  long-term fund growth rate  assumption is 8% (net of charges  assessed  against the underlying  mutual fund,  but before charges  assessed at the separate  account and  contract  level).  When current  period  actual  asset  growth is greater or less than the  Company's  long-term expectation,  the Company  adjusts the  short-term  asset growth rate to a level that will allow the  Company,  in the  short-term,  to resume the long-term  asset growth rate  expectation.  The short-term  asset growth rate is subject to constraints  surrounding  actual market  conditions.  If the Company's  long-term fund growth rate assumption was 7% instead of 8%, the Company's  deferred  acquisition cost asset at December 31, 2002 would be reduced by $26,273.

 Future Fees Payable to ASI

In a series of transactions with ASI, the Company  transferred  certain rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds from the transfers have been recorded as a liability and are being  amortized over the remaining  surrender  charge period of the  designated  contracts  using the interest  method.  The Company did not  transfer the right to receive  future fees and charges after the expiration of the surrender charge period.

In connection with these transactions,  ASI, through special purpose trusts, issued  collateralized notes in private placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

Under the terms of the securitization  purchase  agreements,  the rights transferred  provide for ASI to receive a percentage (60%, 80%
or 100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges, after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the  consideration  received less principal repayments  according to  amortization  schedules that were  developed at the inception of the  transactions.  If actual  mortality and expense  charges  and  contingent  deferred  sales  charges  are less than those  projected  in the  original  amortization  schedules, calculated on a transaction by transaction  basis,  ASI has no recourse  against the Company.  As account  values  associated  with the designated  contracts  have declined,  consistent  with the overall  decline in the equity  markets,  historical  mortality and expense charges have been lower than expected on certain  transactions  and it is likely that future  mortality and expense  charges,  on those same  transactions,  will be lower than originally  projected.  As a result, the ultimate cash flows associated with these transactions that will transfer to ASI may be lower than the current carrying amount of the liability.

The Company has determined,  using  assumptions for lapses,  mortality,  free withdrawals and a long-term fund growth rate of 8% on the
Company's assets under management, that the present value of future payments to ASI would be $429,773.

 Deferred Taxes

The Company  evaluates the necessity of recording a valuation  allowance against its deferred tax asset in accordance with Statement of
Financial  Accounting  Standards  No. 109,  Income Taxes ("SFAS  109").  In  performing  this  evaluation,  the Company  considers  all available  evidence in making the  determination  as to whether it is more likely than not that deferred tax assets are not realizable.
For the Company,  that evidence  includes:  cumulative U.S. GAAP pre-tax income in recent years past,  whether or not operating  losses have  expired  unused in the past,  the  length  of  remaining  carryback  or  carryforward  periods,  and net  taxable  income or loss expectations in early future years.  The net taxable income or loss projections are based on profit  assumptions  consistent with those used to amortize deferred acquisition costs (see above discussion on deferred acquisition costs).

As of December 31, 2002, the Company has  approximately  $361,000  gross deferred tax assets related  principally to net operating loss carryforwards  that  expire in 2016 and 2017 and  insurance  reserve  differences.  After  considering  the  impact of gross  reversing temporary  liabilities of $323,000,  the Company  estimates that the Company will generate  sufficient  taxable income to fully utilize gross deferred tax assets within 2 years (prior to the expiration of the net operating losses).

 Liquidity and Capital Resources
 -------------------------------

The Company's  liquidity  requirements have generally been met by cash from insurance  operations,  investment  activities,  borrowings from ASI, reinsurance, capital contributions and securitization transactions with ASI (see Note 8).

The Company's cash from insurance  operations is primarily comprised of fees generated off of assets under management,  less commission expense on sales,  sales and marketing  expenses and other operating  expenses.  Fund performance driven by the equity markets directly impact assets under  management  and  therefore,  the fees the Company can generate off of those assets.  During 2002 and 2001,  assets under  management  declined  consistent  with the equity market  declines  resulting in reductions  in fee revenues.  In addition,  the equity markets impact sales of variable  annuities.  As sales have declined in a declining  equity market,  non-promotional  commission expense  declined,  however,  in order to boost sales levels,  the Company has offered various sales  promotions  increasing the use of cash for commission expense.

In order to fund the cash strain generated from  acquisition  costs on current sales, the Company has relied on cash generated from its direct  insurance  operations  as well as  reinsurance  and  securitization  transactions.  The Company has used  modified  coinsurance reinsurance  arrangements  whereby  the  reinsurer  shares  in the  experience  of a  specified  book of  business.  These  reinsurance transactions  result in the Company  receiving  from the  reinsurer  an upfront  ceding  commission  on the book of  business  ceded in exchange  for the  reinsurer  receiving , the future fees  generated  from that book of business.  These  reinsurance  agreements  also mitigate the  recoverability  risk associated with the payment of up-front  commissions and other  acquisition  costs.  Similarly,  the
Company has entered into  securitization  transactions  whereby the Company  issues to ASI, in exchange for cash,  the right to receive future  fees  generated  off of a  specific  book of  business.  On April 12,  2002,  the  Company  entered  into a new  securitization transaction with ASI. This  transaction  covers  designated  blocks of business issued from November 1, 2000 through December 31, 2001.
The estimated present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was approximately $101,713.

As of December 31, 2002, 2001 and 2000, the Company had short-term borrowings of $10,000,  $10,000 and $10,000,  respectively,  and had long-term surplus notes liabilities of $110,000,  $144,000 and $159,000,  respectively.  During 2002, the Company borrowed $263,091 and paid back  $263,091  related  to  short-term  borrowing.  During  2002 and 2001,  the  Company  received  permission  from the State of
Connecticut  Insurance  Department  to pay down surplus notes in the amount of $34,000 and $15,000,  respectively.  See Notes 14 and 15 of Notes to Consolidated Financial Statements for more information on surplus notes and short-term borrowing, respectively.

As of December 31, 2002,  2001 and 2000,  shareholder's  equity  totaled  $683,061,  $577,668 and $496,911,  respectively.  The Company received  capital  contributions  of $259,720  and $48,000  from ASI during 2002 and 2001,  respectively.  Of this,  $4,520 and $2,500, respectively,  was used to support its  investment in Skandia Vida.  Net (loss) income of ($165,257)  and $33,099,  for the years ended
December 31, 2002 and 2001, respectively, contributed to the respective changes in shareholder's equity in 2002 and 2001.

The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report  information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements  are intended to allow insurance  regulators to identify  companies that may need  regulatory  attention.  The RBC model law requires  that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks. The formula includes  components for asset risk,  insurance risk,  interest rate risk and business  risk.  The Company has complied  with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

During 2002, all of the major rating agencies  reviewed the U.S. life insurance sector,  including the Company.  Based on these reviews the rating  agencies  have evolving  concerns  surrounding  the risk profile of variable  annuity  companies  due to their  significant exposure to equity market performance.  This exposure has resulted,  and may continue to result, in earnings  volatility.  Based on the reviews made during 2002, the following ratings actions took place:

On May 8, 2002, Fitch Ratings downgraded the Company's "insurer financial strength" rating to A+ from AA- with a "stable" outlook.

On September  19, 2002,  Fitch Ratings  lowered the  Company's  "insurer  financial  strength"  rating to A- from A+ with an "evolving"
outlook.

On September 27, 2002, A.M. Best Co. lowered the Company's "financial strength" rating to A- from A with negative implications.

On October 16, 2002,  Standard and Poor's lowered the Company's  "counter party credit" and "financial  strength" ratings to A- from A+
with a negative outlook and removed the Company from Credit Watch.

Subsequent to the announcement of the Acquisition, Standard and Poor's placed the Company on CreditWatch with positive implications.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes  that it is well  positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning concerns and supplemental  retirement  needs.  The  Company  has  renewed  its focus on its core  variable  annuity  business,  offering  innovative long-term  savings and income  products,  strengthening  its wholesaling  efforts and providing  consistently  good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits affiliation among banks,  securities firms and insurance  companies.  This  legislative  change has created  opportunities  for  continued  consolidation  in the  financial  services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could  impact the Company  such as pension  reform and capital  gains and estate tax changes.
These include the proposed  exclusion from tax for corporate  dividends,  potential changes to the deductibility of dividends  received from the  Company's  separate  accounts and newly  proposed  tax-advantaged  savings  programs.  Additional  pension  reform may change current  tax  deferral  rules  and allow  increased  contributions  to  retirement  plans,  which  may lead to  higher  investments  in tax-deferred  products and create growth  opportunities for the Company. A capital gains tax reduction may cause tax-deferred  products to be less attractive to consumers, which could adversely impact the Company.

In addition,  NAIC statutory  reserving  guidelines and/or  interpretations of those guidelines may change in the future.  Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

 Forward Looking Information
 ---------------------------

The Private  Securities  Litigation  Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for  forward-looking  statements,  so long as those  statements are identified as  forward-looking,  and the statements are accompanied by meaningful  cautionary  statements that identify  important  factors that could cause actual results to differ  materially from those discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and  Analysis of Financial  Condition  and Results of  Operations  is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These forward-looking  statements rely on a number of assumptions  concerning future events, and are subject to a number of significant uncertainties  and results may differ  materially  from these  statements.  You should not put undue reliance on these  forward-looking statements.  We disclaim  any  intention  or  obligation  to update or revise  forward-looking  statements,  whether as a result of new information, future events or otherwise.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest  rates and equity  prices.  The  following  discussion  focuses on specific  exposures  the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks,  and includes  "forward-looking  statements"  that involve  risk and  uncertainties.  The  discussion  is limited to  financial  instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. At December 31, 2002, 91% of assets held under management by the Company are in non-guaranteed  Separate  Accounts for which the Company's  interest rate and equity market exposure is not  significant,  as the contract owner assumes  substantially  all of the investment risk. Of the remaining 9% of assets, the interest rate risk from contracts that carry interest rate exposure is managed through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2002,  the Company held fixed  maturity  investments  in its general  account that are sensitive to changes in interest rates.  These  securities are held in support of the Company's fixed immediate  annuities,  fixed  supplementary  contracts,  the fixed investment  option offered in its variable life insurance  contracts,  and in support of the Company's  target  solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these  investments.  All  investments are investment  grade corporate securities, government agency or U.S. government securities.

The Company's  deferred annuity  products offer a fixed  investment  option which subjects the Company to interest rate risk. The fixed option  guarantees a fixed rate of interest for a period of time selected by the contract  owner.  Guarantee  period options  available range  from one to ten  years.  Withdrawal  of funds,  or  transfer  of funds to  variable  investment  options,  before the end of the guarantee period subjects the contract owner to a market value adjustment  ("MVA").  In the event of rising interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining interest rates,  which make the fixed maturity  securities  underlying the guarantee  more  valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed  option,  from  calculation  of the MVA,  should  substantially  offset the  increase or decrease in the market value of the securities  underlying the guarantee.  The Company  maintains  strict  asset/liability  matching to enable this offset.  However,  the Company  still takes on the default risk for the  underlying  securities,  the interest rate risk of reinvestment of interest  payments and the risk of failing to maintain the  asset/liability  matching  program with respect to duration and convexity.

Liabilities held in the Company's  guaranteed  separate  account as of December 31, 2002 totaled  $1,828,048.  Assets,  primarily fixed income  investments,  supporting  those  liabilities had a fair value of $1,828,048.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities  and assets at December 31, 2002.  The analysis  showed that an immediate  decrease of 100 basis points in interest  rates would result in a net increase in  liabilities  and the  corresponding  assets of  approximately  $69,150 and
$68,500,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December  31,  2001,  showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800 and $39,900, respectively.

 Equity Market Exposure
 ----------------------

The primary  equity  market risk to the Company  comes from the nature of the variable  annuity and variable  life products sold by the
Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets under  management.
In a market  decline,  this  income will be reduced.  This could be further  compounded  by  customer  withdrawals,  net of  applicable surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed above. A 10% decline in the market value of the assets under management at December 31, 2002,  sustained  throughout 2003, would result in an approximate drop in related mortality and expense charges and annual fee income of $36,350.

Another equity market risk exposure of the Company  relates to guaranteed  minimum death benefit  payments.  Declines in equity markets and,  correspondingly,  the performance of the funds underlying the Company's  products,  increase exposure to guaranteed minimum death benefit payments. As discussed in Note 2D of the consolidated  financial statements,  the Company uses derivative  instruments to hedge against  the risk of  significant  decreases  in  equity  markets.  Prior to the  implementation  of this  program,  the  Company  used reinsurance to mitigate this risk.

The Company has a portfolio of equity  investments  consisting  of mutual funds,  which are held in support of a deferred  compensation program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline;  however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates  of interest  rate risk and equity  price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the uncertainty of future interest rate movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance  Company  Ltd.) as of December 31, 2002 and 2001,  and the related consolidated  statements of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December 31,
2002. These consolidated  financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December  31, 2002,  in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                   (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559
                                                                     --------------- ---------------

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549
                                                                     --------------- ---------------

     Total assets                                                    $    23,708,585 $    28,009,782
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549
                                                                     --------------- ---------------

     Total liabilities                                                    23,025,524      27,432,114
                                                                     --------------- ---------------

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761
                                                                     --------------- ---------------

     Total shareholder's equity                                              683,061         577,668
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782
                                                                     =============== ===============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                            (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883
                                                                  ------------  ------------  ------------

   Total revenues                                                      479,848       522,716       577,978
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463
                                                                  ------------  ------------  ------------

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998
                                                                  ------------  ------------  ------------

                                                                       713,331       494,226       421,211
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         747,915       482,449       482,382
                                                                  ------------  ------------  ------------

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779
                                                                  ------------  ------------  ------------

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817
                                                                  ============  ============  ============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
 As of December 31, 1999                      $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of  $5,618,  ($140)  and $454 for  2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                            (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
                                                                        ----------  ----------  ----------
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)
                                                                        ----------  ----------  ----------

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
                                                                        ----------  ----------  ----------
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)
                                                                        ----------  ----------  ----------

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
                                                                        ----------  ----------  ----------
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196
                                                                        ----------  ----------  ----------

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
                                                                        ==========  ==========  ==========
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
                                                                        ==========  ==========  ==========
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                                                        ==========  ==========   =========
                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2002
                                                        (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation ("ASLAC" or the "Company"),  with its principal offices in Shelton,  Connecticut, is a wholly-owned  subsidiary of American Skandia,  Inc. ("ASI").  On December 19, 2002, Skandia Insurance Company Ltd. (publ)
         ("SICL"),  an insurance  company  organized  under the laws of the Kingdom of Sweden,  and the ultimate  parent company of the
         Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential
         Financial"),  whereby  Prudential  Financial  will  acquire the Company and  certain of its  affiliates  (the  "Acquisition").
         Consummation of the  transaction is subject to various  closing  conditions,  including  regulatory  approvals and approval of certain  matters by the board of  directors  and  shareholders  of the mutual  funds  advised by American  Skandia  Investment
         Services, Inc. ("ASISI"), a subsidiary of ASI.  The transaction is expected to close during the second quarter of 2003.

         The Company develops long-term savings and retirement  products,  which are distributed  through its affiliated  broker/dealer company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company currently issues term and variable  universal life insurance and variable  deferred and immediate  annuities for  individuals  and groups in the United States of America and its territories.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in  Mexico.  Skandia  Vida had  total  shareholder's  equity  of  $5,023  and  $4,179  as of  December  31,  2002,  and  2001,
         respectively.  Skandia Vida has generated net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.  As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia  Vida to SICL.  The
         Company has filed for required  regulatory  approvals from the State of Connecticut  and Mexico related to the sale of Skandia
         Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity  with  accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Skandia  Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances  between the Company and Skandia Vida have been  eliminated  in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
                  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
                  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage the economic risks associated with guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and unrealized gains and losses are reported in the  Consolidated  Statements of
                  Income,  together with GMDB claims expense,  as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.
                  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                  Effective  April 1, 2001, the Company  adopted the Emerging  Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest  Income and  Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial  Assets."
                  Under the consensus,  investors in certain asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value. If the fair value of the  asset-backed  security has declined below its carrying  amount and the decline is determined to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001, the Financial Accounting  Standards Board ("FASB") issued Statement of Financial Accounting  Standards.
                  No. 142  "Accounting  for  Goodwill  and  Intangible  Assets"  ("SFAS  142").  Under the new  standard,  goodwill and intangible  assets  deemed to have  indefinite  lives  will no  longer be  amortized  but will be  subject  to annual impairment  tests in accordance  with the new standard.  Other  intangible  assets will continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of
                  2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments
         -----------

                  The Company has classified its fixed maturity  investments as  available-for-sale  and, as such,  they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity  securities  held in support of a deferred  compensation  plan (see Note 12) as available-for-sale.  Such  investments are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than  temporary  impairment  charges are  determined  based on an analysis  that is  performed on a security by security basis and includes quantitative and qualitative factors.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments
         ----------------------

                  The Company uses derivative instruments,  which consist of equity put option contracts, for risk management purposes, and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity market fluctuations.  As the equity markets decline,  the Company's  exposure to future GMDB claims  increases.  Conversely, as the equity  markets  increase  the  Company's  exposure to future GMDB claims  decreases.  The claims  exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the Company's fair value hedges do not qualify as  "effective"  hedges and, therefore,  hedge accounting may not be applied.  Accordingly,  the derivative  investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of  December  31,  2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives was an unrealized gain of $1,434 and an unrealized loss of $3,715,  respectively.  The amount of realized and unrealized  gains (losses) on the Company's  derivatives  recorded during the years ended December 31, 2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents
         ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002,  $50 of cash  reflected on the Company's  financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses
                  ------------------------

                  Licenses to do business  in all states have been  capitalized  and  reflected  at the  purchase  price of $6,000 less accumulated  amortization  of $2,038 at December 31, 2002.  Due to the adoption of SFAS 142, the cost of the licenses is no longer being  amortized but is subjected to an annual  impairment  test.  As of December 31, 2002,  the Company estimated the fair value of the state insurance licenses to be in excess of book value and, therefore,  no impairment charge was required.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes
                  ------------

                  The Company is  included in the  consolidated  federal  income tax return  filed by Skandia  U.S.  Inc.  and its U.S.
                  subsidiaries.  In  accordance  with the tax sharing  agreement,  the federal  income tax  provision  is computed on a separate return basis as adjusted for consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover  the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred  income taxes reflect the net tax effects of temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract  owner  account  values or separate accounts for mortality and expense risks,  administration  fees, surrender charges and an annual maintenance fee per  contract.  Revenues for  mortality  and expense  risk  charges and  administration  fees are  recognized  as assessed  against the contract  holder.  Surrender charge revenue is recognized when the surrender charge is assessed against the contract  holder at the time of surrender.  Annual  maintenance  fees are earned  ratably  throughout the year.

                  Benefit  reserves  for the  variable  investment  options on annuity  contracts  represent  the account  value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate  annuity and  supplementary  contracts  with life  contingencies  consist of certain charges against contract owner account values including  mortality and expense risks and  administration  fees. These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable immediate  annuity  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

                  Revenues for the market value adjusted  fixed  investment  option on annuity  contracts  consist of separate  account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return credited to contract owners on the  consolidated  statements of income.  Benefit  reserves for these contracts represent the account value of the contracts plus a

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the extent in excess of the separate account assets, typically for the market value adjustment at the reporting date.

                  Revenues for fixed immediate  annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment  income,  reported as a component of return  credited to contract  owners.  Revenues  for fixed  immediate annuity contracts with life  contingencies  consist of single premium payments  recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts  are based on  applicable  actuarial  standards  with assumed interest  rates that vary by issue  year and are  included  in the  general  account  reserve  for future  policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life insurance  contracts  consist of charges against contract owner account values or separate accounts for  mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and surrender charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed  against the contract  holder.  Benefit  reserves for variable life insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

         I.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to new business generated,  are being deferred,  net of reinsurance.  These costs include commissions,  purchase credits,  costs of contract issuance,  and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred  acquisition  costs being  amortized in proportion to expected  gross profits,  from  surrender  charges and policy and asset based fees,  net of operating  and claim  costs.  The  deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products are revised.  Critical assumptions in estimating gross profits include those for surrenders,  long-term fund growth rate,  expenses and death  benefits.  The long-term fund growth rate, in large part,  determines the estimated future asset  levels on which the most  significant  revenues are based.  The  Company's  long-term  fund growth rate assumption is 8% (net of charges  assessed  against the underlying  mutual fund,  but before charges  assessed at the separate account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term  expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company, in the  short-term,  to resume the  long-term  asset growth rate  expectation.  The  short-term  asset growth rate is subject to constraints surrounding actual market conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                                                                 ----            ----            ----
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                                                            -------------   -------------   -------------
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192
                                                            =============   =============   =============

                  As asset growth rates, during 2002 and 2001, have been far below the Company's long-term  assumption,  the adjustment to the  short-term  asset growth rate had risen to a level,  before being capped,  that in  management's  opinion was excessive in the current market  environment.  Based on an analysis of those short-term  rates, the related estimates of future gross profits and an impairment  study,  management of the Company  determined  that the  short-term  asset growth rate should be reset to the level of the long-term  growth rate  expectation  as of September  30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout the year, the Company also updated its future  estimated  gross profits with respect to certain  mortality assumptions  reflecting  actual  experience and the decline in the equity markets  resulting in additional  increased amortization of approximately $72,000.

         J.       Reinsurance
                  -----------

                  The Company cedes reinsurance  under modified  co-insurance  arrangements.  These  reinsurance  arrangements  provide additional  capacity for growth in supporting the cash flow strain from the Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001, in accordance with the provisions of the modified coinsurance agreements,  the Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency
                  -------------------------------

                  The financial  position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and  liabilities  are  translated  at the exchange rate in effect at each  year-end.  Statements of income and changes in  shareholder's  equity accounts are translated at the average rate prevailing  during the year.
                  Translation  adjustments  arising  from the use of differing  exchange  rates from period to period are reported as a component of other comprehensive income.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in separate  accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate account assets consist  principally of long term bonds,  investments in mutual funds, short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments are managed predominately through ASISI,  utilizing various fund managers as sub-advisors.  The remaining investments are managed by independent  investment  firms. The contract holder has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contract  holder.  Fixed  options with minimum  guaranteed  interest  rates are also  available.  The
                  Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate  Account  liabilities  are reserves of $1,828,048  and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred  annuity  investment  options for which the contract holder is guaranteed a fixed rate of return.  These reserves are calculated using the Commissioners  Annuity Reserve  Valuation  Method.  Separate
                  Account  assets of  $1,828,048  and  $1,092,944  at December  31, 2002 and 2001,  respectively,  consisting  of fixed maturities, equity securities,  short-term securities, cash and cash equivalents,  accrued investment income, accrued liabilities  and amounts due to/from the General Account are held in support of these annuity  obligations,  pursuant to state regulation.

                  Included in the general  account,  within  Reserves  for Future  Policy and  Contract  Benefits,  is the market value adjustment  associated with the guaranteed,  fixed rate investment  options,  assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

M.       Unearned Performance Credits
         ----------------------------

                  The Company defers certain bonus credits  applied to contract holder  deposits.  The credit is reported as a contract holder  liability  within separate  account  liabilities and the deferred expense is reported as a component of other assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit,  the Company amortizes  the deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder  surrenders  the contract or the  contract  holder  dies prior to the end of 10 years,  the bonus  credit is returned to the  Company.
                  This component of the bonus credit is amortized in proportion to expected  surrenders  and mortality.  As of December
                  31, 2002 and 2001, the unearned performance credit asset was $83,288 and $89,234, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management  make estimates and assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the  reporting  period.  The more  significant  estimates  and assumptions  are related to deferred  acquisition  costs and involve  estimates of future policy  lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and  losses  and fair  value of fixed  maturities  and  investments  in equity securities  as of  December  31,  2002 and 2001 are shown  below.  All  securities  held at  December  31,  2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
                                                  ------------   -----------       --------    ------------
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601
                                                  ============   ===========       ========    ============

         The  amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December  31, 2002 are shown  below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost        Fair Value
                                                          ----        ----------
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
                                                      -----------   -----------
           Total                                      $   379,422   $   398,601
                                                      ===========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                   ----------        -------         ------     ----------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          =====       ========

         Proceeds  from sales of fixed  maturities  during 2002,  2001 and 2000 were  $367,213,  $386,816 and  $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment gains (losses),  determined on a specific  identification  basis, were as follows for the years ended
         December 31:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)
                                                      ----------      --------       --------

              Totals                                  $   (9,616)     $    928       $   (688)
                                                      ==========      ========       ========

         During 2002, the Company  determined that certain amounts of its investment in equity  securities were other than  temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December 31, 2002, the Company did not own any  investments in fixed maturity  securities  whose carrying value exceeded
         10% of the Company's equity.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         --------                                                      ----------
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The  carrying  value of cash and cash  equivalents  (cost)  approximates  fair  value  due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The carrying value of short-term borrowings (cost) approximates fair value due to the short-term nature of these liabilities.

         Fair value of surplus notes are  determined  based on a discounted  cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                                   -----------------                -----------------
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        ------
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        -----------
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
                                                      ----------    ----------     ----------
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
                                                      ----------    ----------     ----------
         Net investment income                         $19,632       $  20,126      $  18,595
                                                       ========      ========= ==   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
                                                            ----          ----         ----
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
                                                        -----------    ----------   -----------
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779
                                                        ===========    ==========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
                                                       -----------   -----------
              Total deferred tax assets                    361,316       356,911
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
                                                       -----------   -----------
              Total deferred tax liabilities              (323,110)     (411,891)
                                                       -----------   -----------
                Net deferred tax asset (liability)     $    38,206   $   (54,980)
                                                       ===========   ===========

         In  accordance  with SFAS 109, the Company has  performed  an analysis of its  deferred  tax assets to assess  recoverability.
         Looking at a variety  of items,  most  notably,  the timing of the  reversal  of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
                                                                   ----            ----           ----
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
                                                              ------------    ----------      ----------
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
                                                              -------------   -----------     -----------
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
                                                              ------------    ----------      ----------
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779
                                                              ============    ==========      ==========

         The Company's net operating loss carry forwards,  totaling  approximately $421,029 (pre-tax) at December 31, 2002, will expire in 2016 and 2017.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating  costs  (including  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated company.  ASLAC signed a written  service  agreement with ASIST for these services  executed and approved by the  Connecticut  Insurance  Department in
         1995.  This agreement  automatically  continues in effect from year to year and may be terminated by either party upon 30 days written notice.  The Company has also paid and charged  operating  costs to several of its  affiliates.  The total cost to the
         Company  for these items was  $8,177,  $6,179 and $13,974 in 2002,  2001 and 2000,  respectively.  Income  received  for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation expense was $7,440,  $8,764 and $9,073 in 2002, 2001 and 2000,  respectively.  Allocated lease expense was  $5,808,  $6,517 and $5,606 in 2002,  2001 and 2000,  respectively.  Allocated  sub-lease  rental  income,  recorded  as a reduction to lease  expense,  was $738, $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written  service agreement  between ASLAC and ASIST  continues  indefinitely,  ASLAC's  allocated  future  minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                                                       -----         ---------
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                                                  -----------      -----------
                                  Total                           $    45,645      $    16,361
                                                                  ===========      ===========

         Beginning in 1999,  the Company was  reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses reimbursed were $8,255,  $6,610 and $6,064 in 2002,  2001 and 2000,  respectively.  As of December 31, 2002 and 2001,  amounts receivable under this agreement were approximately $458 and $639, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to  receive a portion  of future  fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds  from the  transfers  have been recorded as a liability  and are being  amortized  over the  remaining  surrender charge  period of the  designated  contracts  using the  interest  method.  The Company did not  transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In  connection  with  these  transactions,  ASI,  through  special  purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase  agreements,  the rights  transferred  provide for ASI to receive a percentage
         (60%,  80% or 100%  depending on the  underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the designated  contracts  (generally 6 to 8 years).  The  liability  for future fees payable to ASI at the balance  sheet date is based on the consideration  received less principal repayments according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense charges and contingent  deferred sales charges are less than those  projected in the original  amortization  schedules,  calculated  on a  transaction  by  transaction  basis,  ASI has no recourse against the Company.  As account values associated with the designated  contracts have declined,  consistent with the overall  decline in the equity  markets,  current  mortality  and  expense  charges  have been lower than  expected on certain transactions  and it is likely that future  mortality  and expense  charges,  on those same  transactions,  will be lower than originally  projected.  As a result,  the ultimate cash flows associated with these transactions that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002,  the Company  entered into a new  securitization  purchase  agreement  with ASI.  This  transaction  covers designated  blocks of business  issued from November 1, 2000 through  December 31, 2001.  The  estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing fees and charges in the aggregate amount, of $186,810,  $207,731 and $219,523 were made by the Company to ASI in 2002, 2001 and 2000,  respectively.  Related interest expense of $828,  $59,873 and $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to restrict the payments due to ASI, into a restricted account, under the Purchase Agreement subject to certain terms and conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value
           -----------         ----          ----               ------              ----          -----

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees payable to ASI, according to original amortization schedules, as of December 31, 2002 are as follows:

                                          Year         Amount
                                          ----         ------

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                                    -----------
                                          Total     $   708,249
                                                    ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  entered into an eleven year lease  agreement  for office space in  Westminster,  Colorado,  effective  January 1,
         2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602,  respectively.  Sub-lease  rental income was $227 in 2002 and $0 in 2001.  Future  minimum  lease  payments  and  sub-lease  receipts  per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                                                       -----           ---------
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                                                 ----------         ----------
                                   Total                         $   18,834         $    2,136
                                                                 ==========         ==========

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

         The Company  incurred  statutory  basis net losses in 2002 of $192,474  due  primarily to  significant  declines in the equity markets,  increasing GMDB reserves  calculated on a statutory  basis.  Statutory  basis net losses for 2001 were $121,957,  as compared to income of $11,550 in 2000.

         Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state  insurance  department is subject to  restrictions  relating to statutory  surplus and net gain from  operations.
         For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis  financial  statements in accordance  with  accounting  practices  prescribed by the
         State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001, based on a recommendation from the State of Connecticut Insurance  Department,  the Company changed its statutory method of accounting for its

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new  method of  accounting,  the  liability  for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any  valuation  date being equal to the
         Commissioners  Annuity  Reserve  Valuation  Method  (CARVM) offset related to the  securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new method as of January 1, 2001,  was  reported as a  cumulative  effect of change in  accounting  benefit  recorded  directly in statutory surplus of approximately $20,215.

         In 2001, the Company, in agreement with the Connecticut Insurance  Department,  changed its reserving methodology to recognize free  partial  withdrawals  and to reserve  on a  "continuous"  rather  than  "curtate"  basis.  The impact of these  changes, representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded  directly to surplus as changes in reserves on account of  valuation  basis.  This  resulted  in an increase to the  unassigned  deficit of approximately $40,511.

         Effective  January 1, 2002, the Company  adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting  for the
         Costs of Computer  Software  Developed  or Obtained  for Internal Use and Web Site  Development  Costs"  ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs  incurred in  connection  with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related costs as incurred.  The Company has identified and capitalized  $5,935 of costs  associated with internal use software as of January 1, 2002 and is amortizing the applicable costs on a straight-line  basis over a three year period.  The costs  capitalized as of January 1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  provides a
         50% match on employees'  contributions up to 6% of an employee's  salary (for an aggregate match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and certain of its  affiliates.  Expenses  related  to this  program  in 2002,  2001 and 2000 were $719,  $2,738  and  $3,734,  respectively.
         Company  contributions  to this plan on behalf of the  participants  were  $921,  $2,549  and  $4,255 in 2002,  2001 and 2000, respectively.

         The Company has a deferred  compensation  plan,  which is available to the field marketing staff and certain other  employees.
         Expenses related to this program in 2002, 2001 and 2000 were $3,522,  $1,615 and $1,030,  respectively.  Company contributions to this plan on behalf of the participants were $5,271, $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The  Company  and  certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit  sharing  program,  which benefits all employees

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist  of  multiple  plans  with new plans  instituted  each  year.  Generally, participants  must remain  employed by the  Company or its  affiliates  at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of
         December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002, 2001 and 2000, were $1,471,
         ($9,842) and $2,692,  respectively.  Payments  under these  programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

         The Company cedes  insurance to other  insurers in order to fund the cash strain  generated from  commission  costs on current sales and to limit its risk exposure.  The Company uses modified  coinsurance  reinsurance  arrangements whereby the reinsurer shares in the experience of a specified  book of business.  These  reinsurance  transactions  result in the Company  receiving from the reinsurer an upfront ceding  commission on the book of business ceded in exchange for the reinsurer  receiving in the future,  the future fees  generated  from that book of  business.  Such  transfer  does not relieve the Company of its primary liability and, as such,  failure of reinsurers to honor their  obligation  could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        ----                                                            -----          -----           ---
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        ----
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        ----
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000,  the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996.  The impact of this treaty to the

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax  (loss)  income of  ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus  notes to ASI in exchange  for cash.  Surplus  notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                     Liability as of
                                                      December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -            -          732
         March 28, 1994              7.90%               -             -             -            -          794
         September 30, 1994          9.13%               -             -             -        1,282        1,392
         December 19, 1995           7.52%               -        10,000           520          763          765
         December 20, 1995           7.49%               -        15,000           777        1,139        1,142
         December 22, 1995           7.47%               -         9,000           465          682          684
         June 28, 1996               8.41%          40,000        40,000         3,411        3,411        3,420
         December 30, 1996           8.03%          70,000        70,000         5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $110,000      $144,000       $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated  December 19, 1995,  $15,000,  dated  December 20, 1995,  and $9,000, dated  December 22,  1995,  were  repaid.  On December 3, 2001, a surplus  note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus notes for $10,000,  dated February 18, 1994, and $10,000,  dated March 28, 1994,  were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions  and require  approval by the
         Insurance  Commissioner  of the State of Connecticut.  At December 31, 2002 and 2001,  $29,230 and $25,829,  respectively,  of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

         The  Company  had a  $10,000  short-term  loan  payable  to ASI at  December  31,  2002 and 2001 as part of a  revolving  loan agreement.  The loan had an interest  rate of 1.97% and matured on January 13,  2003.  The loan was  subsequently  rolled over with a new  interest  rate of 1.82% and a new  maturity  date of March 13,  2003.  The loan was further  extended to April 30,
         2003 and a new interest rate of 1.71%.  The total  related  interest  expense to the Company was $271,  $522 and $687 in 2002,
         2001 and 2000, respectively.  Accrued interest payable was $10 and $113 as of December 31, 2002 and 2001, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered  into a $150,000  credit  facility  with ASI.  This credit  facility  terminates  on
         December 31, 2005 and bears  interest at the offered rate in the London  interbank  market (LIBOR) plus 0.35 percent per annum for the relevant  interest  period.  Interest  expense related to these  borrowings was $2,243 for the year ended December 31,
         2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contract owners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than
         10 years.

17.      RESTRUCTURING CHARGES

         On March 22,  2001 and  December  3, 2001,  the  Company  announced  separate  plans to reduce  expenses  to better  align its operating  infrastructure  with the current investment market  environment.  As part of the two plans, the Company's workforce was  reduced by  approximately  140  positions  and 115  positions,  respectively,  affecting  substantially  all areas of the
         Company.  Estimated  pre-tax  severance  benefits  of $8,500  have been  charged  against  2001  operations  related  to these reductions.  These  charges  have been  reported in the  Consolidated  Statements  of Income as a component  of  Underwriting,
         Acquisition and Other Insurance Expenses. As of December 31, 2002 and 2001, the remaining  restructuring  liability,  relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported class action  complaint was filed in the United States District Court for the Southern  District of
         New York on  December  12,  2002,  by Diane C.  Donovan  against  the Company  and  certain of its  affiliates  (the  "Donovan
         Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages  and  injunctive  relief from the Company and certain of its  affiliates.  The Donovan  Complaint  claims that the Company and certain of its  affiliates  violated  federal securities laws in marketing  variable  annuities.  This litigation is in the preliminary  stages.  The Company  believes this action is without merit, and intends to vigorously defend against this action.

         The  Company  is also  involved  in other  lawsuits  arising,  for the most  part,  in the  ordinary  course  of its  business operations.  While the  outcome of these  other  lawsuits  cannot be  determined  at this  time,  after  consideration  of the defenses available to the Company,  applicable insurance coverage and any related reserves  established,  these other lawsuits are not expected to result in  liability  for amounts  material to the  financial  condition  of the Company,  although it may adversely affect results of operations in future periods.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As discussed  previously,  on December 19, 2002, SICL entered into a definitive purchase agreement (the "Purchase  Agreement")
         to sell its  ownership  interest in the Company and certain  affiliates  to  Prudential  Financial  for  approximately  $1.265 billion.  The closing of this  transaction,  which is conditioned  upon certain  customary  regulatory and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the transaction  closes,  the economics of the Company's business from  September  30, 2002 forward will inure to the benefit or detriment  of  Prudential  Financial.  Included in the Purchase
         Agreement,  SICL has agreed to indemnify  Prudential  Financial  for certain  liabilities  that may arise  relating to periods prior to  September  30,  2002.  These  liabilities  generally  include  market  conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained  in the  Purchase  Agreement,  SICL has signed,  for the benefit of the
         Company,  an indemnity  letter,  effective  December 19, 2002, to make the Company whole for certain Covered  Liabilities that come to  fruition  during  the  period  beginning  December  19,  2002 and  ending  with the  close of the  transaction.  This indemnification  effectively  transfers the risk associated with those Covered Liabilities from the Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under  management and sales for products  other than variable  annuities  have not been  significant  enough to warrant full segment disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information," and
         the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
                                                  -----------   ------------   ------------   ------------
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)
                                                  ===========   ============   ============   ============

         *        For the quarters ended March 31, 2002 and June 30, 2002, the Company had overstated  premiums ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
                                                  -----------   ------------   -------------  ------------
        Net income                                $    11,405   $     15,940   $      5,263   $        491
                                                  ===========   ============   ============   ============

         **       For the quarters  ended March 31, 2001,  June 30, 2001 and  September 30, 2001,  the Company had reported  investment
                  performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation  reflects  a reclassification of these amounts to benefits and expenses.
         ***      For the  quarters  ended  September  30, 2001 and December 31, 2001,  the Company had  overstated  premiums  ceded in revenues.  The above presentation reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues     $    137,040  $    139,346   $   147,819    $    135,866
        Net investment income****                        4,343         4,625         4,619           5,008
        Net realized capital gains (losses)                729        (1,436)         (858)            877
        Total revenues                                 142,112       142,535       151,580         141,751
        Benefits and expenses****                      107,893       122,382       137,843         114,264
        Pre-tax net income                              34,219        20,153        13,737          27,487
        Income tax expense                              10,038         5,225         3,167          12,349
        Net income                                $     24,181  $     14,928   $    10,570    $     15,138
                                                  ============  ============   ===========    ============

         ****     For the quarters  ended March 31,  2000,  June 30, 2000,  September  30, 2000 and December 31, 2000,  the Company had
                  reported  investment  performance  associated with its derivatives as net investment  income.  The above presentation reflects a reclassification of these amounts to benefits and expenses.

                                 APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the
Sub-accounts of Separate  Account B that are being offered  pursuant to this  Prospectus;  and (b) the number of Units  outstanding for each  such  Sub-account  as of the  dates  shown.  The  year in  which  operations  commenced  in each  such  Sub-account  is  noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular calendar year, the Unit Price as of the end of the period  reflects only the partial year results from the  commencement  of operations  until December 31st of the  applicable  year. The portfolios  in which a particular  Sub-account  invests may or may not have  commenced  operations  prior to the date such  Sub-account commenced  operations.  The  initial  offering  price  for each  Sub-account  was  $10.00.  Unit  Prices  and Units  are  provided  for
Sub-accounts that commenced operations prior to January 1, 2003.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated for each  Sub-account of Separate Account B to reflect the daily charge deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional  benefit  offered under this Annuity.  The Unit Prices below reflect the daily charges for each optional  benefit offered between November 18, 2002 and December 31, 2002 only.

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Strong International Equity 1 (1989)
     With No Optional Benefits
     Unit Price                                          $19.53        24.28         31.88        43.99        27.18        22.95        19.70        18.23       16.80       16.60
     Number of Units                                 14,140,023   17,388,860    19,112,622   16,903,883   17,748,560   17,534,233   17,220,688   14,393,137  14,043,215   9,063,464
     With One Optional Benefit
     Unit Price                                           $8.56            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,569,506            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Value                                           $9.95            -             -            -            -            -            -            -           -           -
     Number of Units                                     90,759            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.95            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,047            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST William Blair International Growth 2(1997)
     With No Optional Benefits
     Unit Price                                           $9.92        13.54         17.96        24.16        13.41        11.70            -            -           -           -
     Number of Units                                 29,062,215   40,507,419    57,327,711   61,117,418   43,711,763   21,405,891            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.72            -             -            -            -            -            -            -           -           -
     Number of Units                                    835,523            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.72            -             -            -            -            -            -            -           -           -
     Number of Units                                     78,368            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                      5,178            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST American Century International Growth 3
(1997)
     With No Optional Benefits
     Unit Price                                          $10.20        12.85         17.92        21.66        13.30        11.35            -            -           -           -
     Number of Units                                 31,813,722   37,487,425    17,007,352    6,855,601    5,670,336    2,857,188            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.52            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,252,674            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.69            -             -            -            -            -            -            -           -           -
     Number of Units                                    116,123            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.69            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,896            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM International Equity 4 (1994)
     With No Optional Benefits
     Unit Price                                           $8.81        10.77         16.12        23.45        12.54        11.46        11.39        10.23           -           -
     Number of Units                                 10,185,535   13,627,264    16,245,805    8,818,599    9,207,623    9,988,104    9,922,698    2,601,283           -           -
     With One Optional Benefit
     Unit Price                                           $8.19            -             -            -            -            -            -            -           -           -
     Number of Units                                    269,995            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.79            -             -            -            -            -            -            -           -           -
     Number of Units                                     22,770            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST MFS Global Equity (1999)
     With No Optional Benefits
     Unit Price                                           $7.74         8.94         10.08        11.01            -            -            -            -           -           -
     Number of Units                                  5,878,055    5,806,567     2,803,013      116,756            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.04            -             -            -            -            -            -            -           -           -
     Number of Units                                    969,509            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.87            -             -            -            -            -            -            -           -           -
     Number of Units                                     32,306            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST PBHG Small-Cap Growth 5 (1994)
     With No Optional Benefits
     Unit Price                                          $12.83        19.84         21.51        42.08        17.64        17.28        16.54        13.97       10.69           -
     Number of Units                                 17,093,250   23,048,821    25,535,093   32,134,969   15,003,001   14,662,728   12,282,211    6,076,373   2,575,105           -
     With One Optional Benefit
     Unit Price                                           $6.92            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,970,250            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.48            -             -            -            -            -            -            -           -           -
     Number of Units                                     47,261            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.47            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,595            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Small-Cap Growth 6 (1999)
     With No Optional Benefits
     Unit Price                                           $6.13         8.46         11.98        15.37            -            -            -            -           -           -
     Number of Units                                 44,042,514   60,703,791    63,621,279   53,349,003            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.67            -             -            -            -            -            -            -           -           -
     Number of Units                                    639,695            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                     12,122            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,728            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Federated Aggressive Growth (2000)
     With No Optional Benefits
     Unit Price                                           $4.96         7.10          9.08            -            -            -            -            -           -           -
     Number of Units                                  5,188,521    6,499,066       196,575            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.64            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,255,415            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.86            -             -            -            -            -            -            -           -           -
     Number of Units                                     63,097            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.86            -             -            -            -            -            -            -           -           -
     Number of Units                                      4,107            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Goldman Sachs Small-Cap Value 7 (1998)
     With No Optional Benefits
     Unit Price                                          $13.72        15.12         13.95        10.57         9.85            -            -            -           -           -
     Number of Units                                 20,004,839   26,220,860    15,193,053    6,597,544    4,081,870            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.26            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,492,775            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.09            -             -            -            -            -            -            -           -           -
     Number of Units                                        624            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Gabelli Small-Cap Value 8 (1997)
     With No Optional Benefits
     Unit Price                                          $12.58        14.08         13.35        11.11        11.20        12.70            -            -           -           -
     Number of Units                                 32,549,396   35,483,530    23,298,524   21,340,168   24,700,211   14,612,510            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.30            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,141,523            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                    209,790            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                     17,411            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Small-Cap Value 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.68            -             -            -            -            -            -            -           -           -
     Number of Units                                    581,833            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    423,387            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                     11,686            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                      5,211            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Goldman Sachs Mid-Cap Growth 10 (2000)
     With No Optional Benefits
     Unit Price                                           $2.78         3.88          6.58            -            -            -            -            -           -           -
     Number of Units                                 16,748,577   17,045,776     9,426,102            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.97            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,273,118            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.87            -             -            -            -            -            -            -           -           -
     Number of Units                                     66,279            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.87            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,488            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Neuberger Berman Mid-Cap Growth 11 (1994)
     With No Optional Benefits
     Unit Price                                          $12.86        18.95         25.90        28.58        19.15        16.10        13.99        12.20        9.94           -
     Number of Units                                 19,674,777   25,717,164    26,517,850   13,460,525   13,389,289   11,293,799    9,563,858    3,658,836     301,267           -
     With One Optional Benefit
     Unit Price                                           $7.41            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,175,250            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.51            -             -            -            -            -            -            -           -           -
     Number of Units                                     44,760            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.51            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,311            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Neuberger Berman Mid-Cap Value 12 (1993)
     With No Optional Benefits
     Unit Price                                          $17.78        20.16         21.09        16.78        16.10        16.72        13.41        12.20        9.81       10.69
     Number of Units                                 37,524,187   47,298,313    44,558,699   37,864,586   16,410,121   11,745,440    9,062,152    8,642,186   7,177,232   5,390,887
     With One Optional Benefit
     Unit Price                                           $8.96            -             -            -            -            -            -            -           -           -
     Number of Units                                  5,118,558            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.98            -             -            -            -            -            -            -           -           -
     Number of Units                                    163,415            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.97            -             -            -            -            -            -            -           -           -
     Number of Units                                     10,745            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alger All-Cap Growth (2000)
     With No Optional Benefits
     Unit Price                                           $3.51         5.54          6.74            -            -            -            -            -           -           -
     Number of Units                                 85,441,507  125,442,916    28,229,631            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.80            -             -            -            -            -            -            -           -           -
     Number of Units                                    658,419            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.36            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,409            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.36            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,466            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Gabelli All-Cap Value (2000)
     With No Optional Benefits
     Unit Price                                           $7.59         9.71         10.06            -            -            -            -            -           -           -
     Number of Units                                 11,924,124   14,934,570     1,273,094            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.17            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,200,225            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.04            -             -            -            -            -            -            -           -           -
     Number of Units                                     28,449            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.04            -             -            -            -            -            -            -           -           -
     Number of Units                                         88            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST T. Rowe Price Natural Resources (1995)
     With No Optional Benefits
     Unit Price                                          $18.36        19.71         19.86        15.88        12.57        14.46        14.19        11.01           -           -
     Number of Units                                  5,891,582    6,565,088     6,520,983    6,201,327    5,697,453    7,550,076    6,061,852      808,605           -           -
     With One Optional Benefit
     Unit Price                                           $9.59            -             -            -            -            -            -            -           -           -
     Number of Units                                    724,670            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.44            -             -            -            -            -            -            -           -           -
     Number of Units                                      7,378            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.44            -             -            -            -            -            -            -           -           -
     Number of Units                                      5,472            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alliance Growth 13 (1996)
     With No Optional Benefits
     Unit Price                                           $9.94        14.61         17.38        20.44        15.48        12.33        10.89            -           -           -
     Number of Units                                 21,295,907   29,478,257    25,796,792   17,059,819   19,009,242   18,736,994    4,324,161            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.46            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,869,353            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.34            -             -            -            -            -            -            -           -           -
     Number of Units                                     31,105            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.34            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,975            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST MFS Growth (1999)
     With No Optional Benefits
     Unit Price                                           $5.68         8.02         10.38        11.27            -            -            -            -           -           -
     Number of Units                                 85,193,279  117,716,242     7,515,486      409,467            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.58            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,930,432            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.47            -             -            -            -            -            -            -           -           -
     Number of Units                                    134,574            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.46            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,437            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Marsico Capital Growth (1997)
     With No Optional Benefits
     Unit Price                                          $11.44        13.74         17.81        21.06        14.00        10.03            -            -           -           -
     Number of Units                                 81,046,482   85,895,802    94,627,691   78,684,943   40,757,449      714,309            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.32            -             -            -            -            -            -            -           -           -
     Number of Units                                 10,144,317            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.51            -             -            -            -            -            -            -           -           -
     Number of Units                                    457,013            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.51            -             -            -            -            -            -            -           -           -
     Number of Units                                     30,465            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Goldman Sachs Concentrated Growth 14 (1992)
     With No Optional Benefits
     Unit Price                                          $19.17        27.71         41.14        60.44        39.54        23.83        18.79        14.85       10.91       11.59
     Number of Units                                 56,016,467   84,116,221    99,250,773   94,850,623   80,631,598   62,486,302   46,779,164   28,662,737  22,354,170  13,603,637
     With One Optional Benefit
     Unit Price                                           $7.67            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,349,939            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.46            -             -            -            -            -            -            -           -           -
     Number of Units                                     41,632            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAm Large-Cap Growth 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.67            -             -            -            -            -            -            -           -           -
     Number of Units                                    986,566            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.65            -             -            -            -            -            -            -           -           -
     Number of Units                                    207,816            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.64            -             -            -            -            -            -            -           -           -
     Number of Units                                      9,837            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.64            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,697            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAm Large-Cap Value 15 (2000)
     With No Optional Benefits
     Unit Price                                           $7.64         9.15          9.82            -            -            -            -            -           -           -
     Number of Units                                  4,621,831    4,575,558       586,058            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    664,649            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.98            -             -            -            -            -            -            -           -           -
     Number of Units                                     18,250            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.97            -             -            -            -            -            -            -           -           -
     Number of Units                                      4,906            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alliance/Bernstein Growth + Value (2001)
     With No Optional Benefits
     Unit Price                                           $7.12         9.63             -            -            -            -            -            -           -           -
     Number of Units                                  3,031,899    3,351,836             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.99            -             -            -            -            -            -            -           -           -
     Number of Units                                    965,912            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.79            -             -            -            -            -            -            -           -           -
     Number of Units                                     11,345            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.79            -             -            -            -            -            -            -           -           -
     Number of Units                                        704            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST AST Sanford Bernstein Core Value (2001)
     With No Optional Benefits
     Unit Price                                           $8.59        10.04             -            -            -            -            -            -           -           -
     Number of Units                                 15,239,844    4,207,869             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.76            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,005,922            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                    386,259            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                     30,510            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Cohen & Steers Realty (1998)
     With No Optional Benefits
     Unit Price                                          $10.67        10.54         10.39         8.35         8.28            -            -            -           -           -
     Number of Units                                 14,017,528   12,268,426    11,891,188    6,224,365    3,771,461            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,563,486            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.33            -             -            -            -            -            -            -           -           -
     Number of Units                                     41,098            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.32            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,429            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Sanford Bernstein Managed Index 500 16 (1998)
     With No Optional Benefits
     Unit Price                                           $9.41        12.03         13.55        15.08        12.61            -            -            -           -           -
     Number of Units                                 39,938,791   48,018,721    48,835,089   39,825,951   22,421,754            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.17            -             -            -            -            -            -            -           -           -
     Number of Units                                  3,662,406            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.81            -             -            -            -            -            -            -           -           -
     Number of Units                                     79,915            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.81            -             -            -            -            -            -            -           -           -
     Number of Units                                        383            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST American Century Income & Growth 17 (1997)
     With No Optional Benefits
     Unit Price                                          $10.16        12.86         14.24        16.19        13.35        12.06            -            -           -           -
     Number of Units                                 22,410,834   27,386,278    32,388,202   21,361,995   13,845,190    9,523,815            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.25            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,751,136            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.89            -             -            -            -            -            -            -           -           -
     Number of Units                                     36,829            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.89            -             -            -            -            -            -            -           -           -
     Number of Units                                      8,874            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alliance Growth and Income 18 (1992)
     With No Optional Benefits
     Unit Price                                          $21.31        28.18         28.72        27.60        24.11        21.74        17.79        15.22       11.98       11.88
     Number of Units                                 49,030,576   63,123,316    53,536,296   52,766,579   47,979,349   42,197,002   28,937,085   18,411,759   7,479,449   4,058,228
     With One Optional Benefit
     Unit Price                                           $8.06            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,667,373            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.83            -             -            -            -            -            -            -           -           -
     Number of Units                                    165,588            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.83            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,100            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST MFS Growth with Income (1999)
     With No Optional Benefits
     Unit Price                                           $6.68         8.64         10.36        10.49            -            -            -            -           -           -
     Number of Units                                 11,173,177   11,896,688     6,937,627      741,323            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.09            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,053,007            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                     17,242            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                        538            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST INVESCO Capital Income 19 (1994)
     With No Optional Benefits
     Unit Price                                          $16.14        19.84         22.01        21.31        19.34        17.31        14.23        12.33        9.61           -
     Number of Units                                 37,055,825   48,595,962    50,171,495   46,660,160   40,994,187   33,420,274   23,592,226   13,883,712   6,633,333           -
     With One Optional Benefit
     Unit Price                                           $8.34            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,110,071            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.90            -             -            -            -            -            -            -           -           -
     Number of Units                                     30,714            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.90            -             -            -            -            -            -            -           -           -
     Number of Units                                      5,934            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Global Allocation 20 (1993)
     With No Optional Benefits
     Unit Price                                          $14.50        17.39         19.98        21.19        17.78        15.98        13.70        12.49       10.34       10.47
     Number of Units                                 18,212,529   26,641,422    30,290,413   23,102,272   22,634,344   22,109,373   20,691,852   20,163,848  13,986,604   8,743,758
     With One Optional Benefit
     Unit Price                                           $8.71            -             -            -            -            -            -            -           -           -
     Number of Units                                    847,517            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.94            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,088            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.93            -             -            -            -            -            -            -           -           -
     Number of Units                                         94            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST American Century Strategic Balanced (1997)
     With No Optional Benefits
     Unit Price                                          $12.01        13.50         14.23        14.90        13.37        11.18            -            -           -           -
     Number of Units                                 12,683,097   14,369,895    14,498,180   13,944,535    6,714,065    2,560,866            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.14            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,126,058            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.97            -             -            -            -            -            -            -           -           -
     Number of Units                                     15,835            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.97            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,760            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST T. Rowe Price Asset Allocation (1994)
     With No Optional Benefits
     Unit Price                                          $16.13        18.15         19.33        19.70        18.12        15.53        13.30        11.92        9.80           -
     Number of Units                                 15,466,227   17,579,107    19,704,198   22,002,028   18,469,315   13,524,781    8,863,840    4,868,956   2,320,063           -
     With One Optional Benefit
     Unit Price                                           $9.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    921,329            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.96            -             -            -            -            -            -            -           -           -
     Number of Units                                     21,928            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.96            -             -            -            -            -            -            -           -           -
     Number of Units                                        150            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST T. Rowe Price Global Bond 21 (1994)
     With No Optional Benefits
     Unit Price                                          $12.04        10.62         10.49        10.69        11.82        10.45        10.98        10.51        9.59           -
     Number of Units                                 14,576,376    9,668,062    11,219,503   12,533,037   12,007,692   12,089,872    8,667,712    4,186,695   1,562,364           -
     With One Optional Benefit
     Unit Price                                          $11.34            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,739,313            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.31            -             -            -            -            -            -            -           -           -
     Number of Units                                     36,822            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.31            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,700            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Federated High Yield (1994)
     With No Optional Benefits
     Unit Price                                          $12.47        12.64         12.80        14.38        14.30        14.13        12.62        11.27        9.56           -
     Number of Units                                 38,477,793   39,130,467    36,914,825   41,588,401   40,170,144   29,663,242   15,460,522    6,915,158   2,106,791           -
     With One Optional Benefit
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                  5,592,940            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.26            -             -            -            -            -            -            -           -           -
     Number of Units                                     74,022            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.26            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,524            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Lord Abbett Bond-Debenture (2000)
     With No Optional Benefits
     Unit Price                                          $10.18        10.28         10.12            -            -            -            -            -           -           -
     Number of Units                                 10,468,962    5,506,982       650,253            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.94            -             -            -            -            -            -            -           -           -
     Number of Units                                  4,146,530            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.23            -             -            -            -            -            -            -           -           -
     Number of Units                                    162,571            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.23            -             -            -            -            -            -            -           -           -
     Number of Units                                      7,474            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Bond 9 (2002)
     With No Optional Benefits
     Unit Price                                          $10.67            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,487,730            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $10.65            -             -            -            -            -            -            -           -           -
     Number of Units                                    561,446            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.16            -             -            -            -            -            -            -           -           -
     Number of Units                                     12,055            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.15            -             -            -            -            -            -            -           -           -
     Number of Units                                        595            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST PIMCO Total Return Bond (1994)
     With No Optional Benefits
     Unit Price                                          $16.65        15.46         14.40        13.09        13.43        12.44        11.48        11.26        9.61           -
     Number of Units                                113,007,310   99,028,465    82,545,240   73,530,507   64,224,618   44,098,036   29,921,643   19,061,840   4,577,708           -
     With One Optional Benefit
     Unit Price                                          $10.57            -             -            -            -            -            -            -           -           -
     Number of Units                                 20,544,075            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.17            -             -            -            -            -            -            -           -           -
     Number of Units                                    604,147            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.17            -             -            -            -            -            -            -           -           -
     Number of Units                                     36,236            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST PIMCO Limited Maturity Bond (1995)
     With No Optional Benefits
     Unit Price                                          $14.26        13.61         12.79        11.96        11.73        11.26        10.62        10.37           -           -
     Number of Units                                 61,707,894   42,410,807    31,046,956   32,560,943   28,863,932   25,008,310   18,894,375   15,058,644           -           -
     With One Optional Benefit
     Unit Price                                          $10.34            -             -            -            -            -            -            -           -           -
     Number of Units                                 11,274,642            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                    215,314            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                     80,547            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Money Market (1992)
     With No Optional Benefits
     Unit Price                                          $13.23        13.24         12.94        12.38        12.00        11.57        11.16        10.77       10.35       10.12
     Number of Units                                163,759,511  184,612,059   172,493,206  187,609,708   75,855,442   66,869,998   42,435,169   30,564,442  27,491,389  11,422,783
     With One Optional Benefit
     Unit Price                                           $9.96            -             -            -            -            -            -            -           -           -
     Number of Units                                 36,255,772            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.99            -             -            -            -            -            -            -           -           -
     Number of Units                                    999,737            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.99            -             -            -            -            -            -            -           -           -
     Number of Units                                     70,899            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
The Montgomery Variable Series - MV Emerging
Markets (1996)
     With No Optional Benefits
     Unit Price                                           $5.79         6.50          7.09        10.06         6.19        10.05        10.25            -           -           -
     Number of Units                                 10,957,884   14,095,135    12,899,472   12,060,036   10,534,383   10,371,104    2,360,940            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    283,466            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.93            -             -            -            -            -            -            -           -           -
     Number of Units                                     21,816            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.93            -             -            -            -            -            -            -           -           -
     Number of Units                                        442            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Wells Fargo Variable Trust - Equity Income (1999)
     With No Optional Benefits
     Unit Price                                           $7.46         9.37         10.05         9.96            -            -            -            -           -           -
     Number of Units                                  1,361,988    1,019,937       502,986      136,006            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.25            -             -            -            -            -            -            -           -           -
     Number of Units                                    196,720            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.90            -             -            -            -            -            -            -           -           -
     Number of Units                                     10,707            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.90            -             -            -            -            -            -            -           -           -
     Number of Units                                         91            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Rydex Variable Trust - Nova (1999)
     With No Optional Benefits
     Unit Price                                           $4.06         6.41          8.50        10.82            -            -            -            -           -           -
     Number of Units                                  2,629,551    3,990,618    14,799,352    5,474,129            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Rydex Variable Trust - Ursa (1999)
     With No Optional Benefits
     Unit Price                                          $14.45        12.05         10.62         9.28            -            -            -            -           -           -
     Number of Units                                    234,642      351,487     2,269,599    1,803,669            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Rydex Variable Trust - OTC (1999)
     With No Optional Benefits
     Unit Price                                           $4.01         6.65         10.40        17.07            -            -            -            -           -           -
     Number of Units                                 10,686,757   15,866,046    32,179,793   18,520,440            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.36            -             -            -            -            -            -            -           -           -
     Number of Units                                        186            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Dynamics (1999)
     With No Optional Benefits
     Unit Price                                           $6.03         8.98         13.23        13.91            -            -            -            -           -           -
     Number of Units                                  9,117,894   13,391,660    11,409,827    2,022,585            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    543,762            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.70            -             -            -            -            -            -            -           -           -
     Number of Units                                     32,635            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.70            -             -            -            -            -            -            -           -           -
     Number of Units                                        576            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Technology (1999)
     With No Optional Benefits
     Unit Price                                           $3.49         6.66         12.48        16.52            -            -            -            -           -           -
     Number of Units                                 18,830,138   26,652,622    29,491,113    4,622,242            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.50            -             -            -            -            -            -            -           -           -
     Number of Units                                    293,307            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Health Sciences (1999)
     With No Optional Benefits
     Unit Price                                           $9.37        12.58         14.59        11.34            -            -            -            -           -           -
     Number of Units                                 11,475,199   17,419,141    19,381,405      786,518            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.00            -             -            -            -            -            -            -           -           -
     Number of Units                                    475,873            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.51            -             -            -            -            -            -            -           -           -
     Number of Units                                      5,444            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.51            -             -            -            -            -            -            -           -           -
     Number of Units                                        140            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Financial Services (1999)
     With No Optional Benefits
     Unit Price                                          $10.47        12.48         14.04        11.41            -            -            -            -           -           -
     Number of Units                                  7,556,596   11,612,048    14,091,636      759,104            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.76            -             -            -            -            -            -            -           -           -
     Number of Units                                    366,258            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.92            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,897            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.92            -             -            -            -            -            -            -           -           -
     Number of Units                                        141            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Telecommunications (1999)
     With No Optional Benefits
     Unit Price                                           $2.43         5.01         11.05        15.17            -            -            -            -           -           -
     Number of Units                                  9,354,303   13,553,158    17,856,118    4,184,526            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.78            -             -            -            -            -            -            -           -           -
     Number of Units                                     94,004            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.43            -             -            -            -            -            -            -           -           -
     Number of Units                                        770            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.42            -             -            -            -            -            -            -           -           -
     Number of Units                                        454            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Global Leaders (1999)
     With No Optional Benefits
     Unit Price                                           $7.08         9.00         10.55        11.72            -            -            -            -           -           -
     Number of Units                                  1,442,329    1,520,376       887,758       23,101            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.15            -             -            -            -            -            -            -           -           -
     Number of Units                                    113,389            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.67            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,669            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Special Equity (1999)
     With No Optional Benefits
     Unit Price                                           $7.16         9.98         11.01        12.19            -            -            -            -           -           -
     Number of Units                                  2,205,267    2,540,062     1,731,145      152,342            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.44            -             -            -            -            -            -            -           -           -
     Number of Units                                    127,728            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.85            -             -            -            -            -            -            -           -           -
     Number of Units                                     12,520            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.85            -             -            -            -            -            -            -           -           -
     Number of Units                                        533            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Omega (2000)
     With No Optional Benefits
     Unit Price                                           $4.93         6.71          7.98            -            -            -            -            -           -           -
     Number of Units                                  2,594,817    2,585,848     1,637,475            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.78            -             -            -            -            -            -            -           -           -
     Number of Units                                     39,943            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Europe 30 (1999)
     With No Optional Benefits
     Unit Price                                           $5.76         7.87         10.52        12.24            -            -            -            -           -           -
     Number of Units                                  2,550,567    5,711,763     2,327,562      273,963            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.93            -             -            -            -            -            -            -           -           -
     Number of Units                                    292,396            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.70            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,625            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Asia 30 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.76            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,060,741            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.75            -             -            -            -            -            -            -           -           -
     Number of Units                                    281,993            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.86            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,995            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Japan 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.25            -             -            -            -            -            -            -           -           -
     Number of Units                                    338,472            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.24            -             -            -            -            -            -            -           -           -
     Number of Units                                     65,845            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.21            -             -            -            -            -            -            -           -           -
     Number of Units                                        351            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Banks 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.58            -             -            -            -            -            -            -           -           -
     Number of Units                                    555,999            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.56            -             -            -            -            -            -            -           -           -
     Number of Units                                    101,136            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.13            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,422            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Basic Materials 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.47            -             -            -            -            -            -            -           -           -
     Number of Units                                    361,568            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.46            -             -            -            -            -            -            -           -           -
     Number of Units                                     76,331            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.34            -             -            -            -            -            -            -           -           -
     Number of Units                                         12            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Biotechnology (2001)
     With No Optional Benefits
     Unit Price                                           $5.16         8.37             -            -            -            -            -            -           -           -
     Number of Units                                  2,412,670    5,093,235             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    130,082            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Consumer Cyclical 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.26            -             -            -            -            -            -            -           -           -
     Number of Units                                    319,201            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.25            -             -            -            -            -            -            -           -           -
     Number of Units                                    128,022            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.37            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,426            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Consumer Non-Cyclical 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.29            -             -            -            -            -            -            -           -           -
     Number of Units                                    406,966            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.28            -             -            -            -            -            -            -           -           -
     Number of Units                                    148,446            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.90            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,303            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Energy (2001)
     With No Optional Benefits
     Unit Price                                           $7.51         9.19             -            -            -            -            -            -           -           -
     Number of Units                                  1,985,954    2,299,149             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.71            -             -            -            -            -            -            -           -           -
     Number of Units                                    299,833            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.12            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,660            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Financial (2001)
     With No Optional Benefits
     Unit Price                                           $7.74         9.22             -            -            -            -            -            -           -           -
     Number of Units                                  1,086,464    2,154,106             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.85            -             -            -            -            -            -            -           -           -
     Number of Units                                    221,377            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.84            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,066            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Healthcare (2001)
     With No Optional Benefits
     Unit Price                                           $7.13         9.35             -            -            -            -            -            -           -           -
     Number of Units                                  1,313,814    3,489,097             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.94            -             -            -            -            -            -            -           -           -
     Number of Units                                    388,508            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.59            -             -            -            -            -            -            -           -           -
     Number of Units                                      6,831            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Industrial 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.94            -             -            -            -            -            -            -           -           -
     Number of Units                                    126,611            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.93            -             -            -            -            -            -            -           -           -
     Number of Units                                     12,642            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Internet 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.58            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,982,656            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.57            -             -            -            -            -            -            -           -           -
     Number of Units                                    306,572            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Pharmaceuticals 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.57            -             -            -            -            -            -            -           -           -
     Number of Units                                    241,916            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.56            -             -            -            -            -            -            -           -           -
     Number of Units                                    136,599            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.63            -             -            -            -            -            -            -           -           -
     Number of Units                                      2,545            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Precious Metals 9 (2002)
     With No Optional Benefits
     Unit Price                                           $9.72            -             -            -            -            -            -            -           -           -
     Number of Units                                  3,992,389            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.70            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,175,651            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $11.30            -             -            -            -            -            -            -           -           -
     Number of Units                                     19,964            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Real Estate (2001)
     With No Optional Benefits
     Unit Price                                          $10.61        10.76             -            -            -            -            -            -           -           -
     Number of Units                                  1,489,153    3,592,834             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.86            -             -            -            -            -            -            -           -           -
     Number of Units                                    441,318            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.20            -             -            -            -            -            -            -           -           -
     Number of Units                                     12,789            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP -Semiconductor 9 (2002)
     With No Optional Benefits
     Unit Price                                           $5.14            -             -            -            -            -            -            -           -           -
     Number of Units                                    608,142            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.14            -             -            -            -            -            -            -           -           -
     Number of Units                                     93,241            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Technology (2001)
     With No Optional Benefits
     Unit Price                                           $3.46         5.91             -            -            -            -            -            -           -           -
     Number of Units                                  3,290,202    2,524,295             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.03            -             -            -            -            -            -            -           -           -
     Number of Units                                    254,131            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Telecommunications (2001)
     With No Optional Benefits
     Unit Price                                           $4.35         7.10             -            -            -            -            -            -           -           -
     Number of Units                                  3,082,428      583,065             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.15            -             -            -            -            -            -            -           -           -
     Number of Units                                    272,408            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.03            -             -            -            -            -            -            -           -           -
     Number of Units                                      3,642            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Utilities (2001)
     With No Optional Benefits
     Unit Price                                           $6.09         8.12             -            -            -            -            -            -           -           -
     Number of Units                                  3,391,766    1,589,344             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.83            -             -            -            -            -            -            -           -           -
     Number of Units                                    521,419            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.61            -             -            -            -            -            -            -           -           -
     Number of Units                                      8,871            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Bull 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.98            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,296,621            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.97            -             -            -            -            -            -            -           -           -
     Number of Units                                    954,792            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.75            -             -            -            -            -            -            -           -           -
     Number of Units                                     10,297            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.75            -             -            -            -            -            -            -           -           -
     Number of Units                                        400            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Bear (2001)
     With No Optional Benefits
     Unit Price                                          $13.74        11.54             -            -            -            -            -            -           -           -
     Number of Units                                  4,011,499    3,059,897             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $11.38            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,532,543            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.13            -             -            -            -            -            -            -           -           -
     Number of Units                                     28,618            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.13            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,514            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraBull 22 (2001)
     With No Optional Benefits
     Unit Price                                           $4.71         7.47             -            -            -            -            -            -           -           -
     Number of Units                                  6,435,217    7,628,819             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.78            -             -            -            -            -            -            -           -           -
     Number of Units                                    297,435            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.61            -             -            -            -            -            -            -           -           -
     Number of Units                                        245            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - OTC (2001)
     With No Optional Benefits
     Unit Price                                           $3.49        $5.77             -            -            -            -            -            -           -           -
     Number of Units                                 18,242,013   11,681,189             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.45            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,346,852            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.36            -             -            -            -            -            -            -           -           -
     Number of Units                                     13,113            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Short OTC 9 (2002)
     With No Optional Benefits
     Unit Price                                          $11.02            -             -            -            -            -            -            -           -           -
     Number of Units                                    682,058            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $11.00            -             -            -            -            -            -            -           -           -
     Number of Units                                    433,181            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.43            -             -            -            -            -            -            -           -           -
     Number of Units                                     15,308            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraOTC (1999)
     With No Optional Benefits
     Unit Price                                           $0.58         1.91          6.19        23.58            -            -            -            -           -           -
     Number of Units                                 70,200,723   50,124,696    17,597,528    2,906,024            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $3.53            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,003,123            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $8.70            -             -            -            -            -            -            -           -           -
     Number of Units                                        233            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Mid-Cap Value 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.68            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,089,843            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    438,387            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.06            -             -            -            -            -            -            -           -           -
     Number of Units                                      4,777            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.06            -             -            -            -            -            -            -           -           -
     Number of Units                                      4,799            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Mid-Cap Growth 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.71            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,444,783            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.70            -             -            -            -            -            -            -           -           -
     Number of Units                                    439,054            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.82            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,587            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                           $9.81            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,583            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraMid-Cap 9 (2002)
     With No Optional Benefits
     Unit Price                                           $5.72            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,276,660            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.71            -             -            -            -            -            -            -           -           -
     Number of Units                                    477,953            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.86            -             -            -            -            -            -            -           -           -
     Number of Units                                      1,673            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Small-Cap Value 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.10            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,908,617            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    994,778            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.15            -             -            -            -            -            -            -           -           -
     Number of Units                                     19,019            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Small-Cap Growth 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.71            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,138,861            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.69            -             -            -            -            -            -            -           -           -
     Number of Units                                    772,260            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.91            -             -            -            -            -            -            -           -           -
     Number of Units                                     10,572            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraSmall-Cap 23 (1999)
     With No Optional Benefits
     Unit Price                                           $4.73         8.37          9.18        11.96            -            -            -            -           -           -
     Number of Units                                  5,664,617   10,010,482     3,258,574      813,904            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.14            -             -            -            -            -            -            -           -           -
     Number of Units                                    212,085            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - U.S. Government Plus 9 (2002)
     With No Optional Benefits
     Unit Price                                          $11.58            -             -            -            -            -            -            -           -           -
     Number of Units                                  7,945,270            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $11.56            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,486,854            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                          $10.19            -             -            -            -            -            -            -           -           -
     Number of Units                                     22,148            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                          $10.19            -             -            -            -            -            -            -           -           -
     Number of Units                                        609            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Rising Rates Opportunity 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.03            -             -            -            -            -            -            -           -           -
     Number of Units                                    583,657            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.02            -             -            -            -            -            -            -           -           -
     Number of Units                                    165,792            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.69            -             -            -            -            -            -            -           -           -
     Number of Units                                      9,028            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
First Trust(R)10 Uncommon Values (2000)
     With No Optional Benefits
     Unit Price                                           $2.94         4.72          7.43            -            -            -            -            -           -           -
     Number of Units                                  1,716,102    2,255,266     2,690,435            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.80            -             -            -            -            -            -            -           -           -
     Number of Units                                     19,826            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Prudential - SP Jennison International Growth
(2001)
     With No Optional Benefits
     Unit Price                                           $5.62         7.39             -            -            -            -            -            -           -           -
     Number of Units                                    550,334      273,843             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.01            -             -            -            -            -            -            -           -           -
     Number of Units                                     89,806            -             -            -            -            -            -            -           -           -
     With Any Two Optional Benefits
     Unit Price                                           $9.59            -             -            -            -            -            -            -           -           -
     Number of Units                                      5,196            -             -            -            -            -            -            -           -           -
     With All Optional Benefits
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

1.       Effective  December 10, 2001,  Strong Capital  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM International  Equity." Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     Putnam  International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor of the Portfolio,  then named "Seligman Henderson International Equity Portfolio."
2.       Effective  November 11, 2002,  William Blair & Company,  L.L.C.  became  Sub-advisor of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Overseas Growth."
3.       This  Portfolio  reflects  the  addition of the net assets of the AST  American  Century  International  Growth  Portfolio  II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
4.       Effective May 1, 2002,  Deutsche Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Founders
     Asset  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport."  Prior to October 15, 1996,
     Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
5.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became Sub-advisor of the Portfolio.  Prior to September 17,
     2001,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST Janus  Small-Cap  Growth." Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
6.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2001,  Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
9.       These portfolios were first offered as Sub-accounts on May 1, 2002.
10.      Effective  November 11, 2002,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Mid-Cap Growth."
11.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
12.      Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
13.      Effective May 1, 2000,  Alliance Capital Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and
     May 1, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P. served as Sub-advisor of the
     Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
14.      Effective  November 11, 2002,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
15.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
16.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000,  Bankers
     Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
17.      Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth & Income."
18.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
19.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
20.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1, 2002, A I M
     Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and May
     3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to
     October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix Balanced Asset
     Portfolio."
21.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was  changed  to the  "AST  T.  Rowe  Price  Global  Bond".  Effective  May 1,  1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,  1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
22.      Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.
23.      Prior to May 1, 2000,  ProFund VP  UltraSmall-Cap  was named "ProFund VP Small Cap" and sought daily  investment  results that corresponded to the performance of the Russell 2000(R)Index.

                                          APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made.  Each  example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained  in the variable  investment  options.  The formula for  determining  the  Enhanced  Beneficiary
Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

NOTE: The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example with market increase
Assume that the Owner has made no withdrawals  and that the Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account  Value is $75,000.  The basic Death  Benefit is  calculated  as Purchase  Payments minus proportional  withdrawals,  or Account Value, less the amount of any Credits applied within 12 months prior to the date of death, which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional Death
Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume that the Owner has made no withdrawals  and that the Account Value has been  decreasing  due to declines in market  performance.
On the date we receive due proof of death,  the Account Value is $45,000.  The basic Death  Benefit is calculated as Purchase  Payments minus proportional  withdrawals,  or Account Value, less the amount of any Credits applied within 12 months prior to the date of death, which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional Death
Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been  increasing  due to positive  market  performance  and the Owner made a withdrawal of $15,000 in
Annuity  Year 5 when the Account  Value was  $75,000.  On the date we receive due proof of death,  the  Account  Value is $90,000.  The basic Death Benefit is  calculated as Purchase  Payments  minus  proportional  withdrawals,  or Account  Value,  less the amount of any
Credits  applied  within 12 months prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to
$90,000.  The Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount  payable under the basic Death Benefit
($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are  examples of how the Highest  Anniversary  Value  Death  Benefit is  calculated.  Each  example  assumes an initial
Purchase  Payment of $50,000.  Each example  assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE: The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been increasing due to positive  market  performance and that no withdrawals  have been made.  On the date we receive  due proof of death,  the  Account  Value is  $75,000;  however,  the  Anniversary  Value on the 5th anniversary  of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death
Benefit is equal to the greater of the Highest  Anniversary  Value or the basic Death  Benefit.  The Death Benefit would be the Highest
Anniversary  Value  ($90,000)  because  it is greater  than the amount  that would  have been  payable  under the basic  Death  Benefit
($75,000).

Example with withdrawals
Assume that the Account Value has been  increasing  due to positive  market  performance  and the Owner made a withdrawal of $15,000 in
Annuity Year 7 when the Account Value was $75,000.  On the date we receive due proof of death,  the Account Value is $80,000;  however, the  Anniversary  Value on the 5th  anniversary of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death
Benefit Target Date.  The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = $80,000 - [$80,000 * $15,000/$75,000]
                                    = $80,000 - $16,000
                                    = $64,000

Example with death after Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance  and that no withdrawals had been made prior to the Death Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the
Account Value is $75,000.  The Highest  Anniversary  Value on the Death Benefit Target Date was $80,000;  however,  following the Death
Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and had taken a withdrawal  of $5,000 when the Account  Value was
$70,000.  The Death  Benefit is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus  proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [$80,000 * $5,000/$70,000]
                                    = $80,000 + $15,000 - $5,714
                                    = $100,714

Basic Death Benefit                 = $75,000

                                          APPENDIX D - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

=======================================================================================================================================
American Skandia's Plus40(TM)Optional Life Insurance Rider was offered, in those states where approved, between January 23, 2002 and
May 1, 2003.  The description below of the Plus40(TM)benefit applies to those Contract Owners who purchased an Annuity during that time period and elected the Plus40(TM)benefit.
=======================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.
                    ----------

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|      On or after an Owner  reaches the expiry date of the Rider (the  anniversary  of the  Annuity's  Issue Date on or  immediately after the 95th  birthday),  coverage will  terminate.  No charge will be made for an Owner following the expiry date. If there are two Owners,  the expiry date  applies  separately  to each  Owner;  therefore,  coverage  may  continue  for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you
                                                                                                  ---
under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
             ----------------------------
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the
             ------------------------
         date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  surrender  provision  that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

                               APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial purchase payment provided you establish a bank drafting program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those persons must be age 80 or under and no additional  Purchase  Payments will be accepted after age 80.  If the Annuity is owned by an entity, the annuitant must be age 85 or under.

GLOSSARY OF TERMS

MVA:  The definition for MVA is not applicable.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
Fixed investment  options are not available to residents of the State of New York. All references to Fixed  Allocations  throughout the
Prospectus are not applicable.

FEES AND CHARGES

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual Maintenance Fee for residents of the State of New York is $30.00 or 2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the  anniversary  of the Issue Date of your  Annuity or, if you  surrender  your  Annuity  during the
Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax Charges: For New York contracts a charge for taxes may also be assessed against the Sub-accounts.

PURCHASING YOUR ANNUITY

Owner,  Annuitant and Beneficiary  Designations:  For contracts issued in the State of New York, the designation of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

Age Restrictions:  The Owner must be age 80 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the oldest of the Owners must be age 80 or under on the Issue Date and no  additional  Purchase  Payments  will be  accepted  after age 80. If the
Annuity is owned by an entity,  the  Annuitant  must be age 85 or under as of the Issue Date.  You should  consider your need to access your Account Value and whether the Annuity's  liquidity  features  will satisfy that need. If you take a  distribution  prior to age 59
1/2, you may be subject to a 10%  penalty in  addition  to  ordinary  income  taxes on any gain.  The  availability  of certain  optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity.

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
Unless you indicated that a prior choice was  irrevocable or your Annuity has been endorsed to limit certain  changes,  you may request to change Owner,  Annuitant and Beneficiary  designations  by sending a request In Writing.  Where allowed by law, such changes will be subject to our  acceptance.  For New York  contracts,  some of the  changes we will not accept  include,  but are not limited to: (a) a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die, except where a  spouse-Beneficiary  has become the Owner as a result of an Owner's  death;  (b) a new  Annuitant  prior to the Annuity Date if the Annuity is owned by an entity;  and
(c) a change in the Beneficiary if the Owner had previously made the designation irrevocable.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise your right to return the Annuity  within 21 days of receipt of the Annuity.  The amount to be refunded for New York  contracts is the Account  Value as of the date we receive  your request to cancel the Annuity.  Notice  received by mail is  effective  as of the date of the  postmark.  If the Annuity is returned to the agent,  the  effective  date is the date the
Annuity is received by the agent.

MANAGING YOUR ACCOUNT VALUE

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
This section does not apply to contracts purchased by residents of the State of New York.

=======================================================================================================================================
This  Annuity  features  the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  the amount of any Credits  applied to your Account Value can be recovered by American Skandia under the following circumstance:
=======================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
The value of the XTra CreditSM amount will be  substantially  reduced if American  Skandia recovers the XTra CreditSM amount under this circumstance.  However,  any  investment  gain on the XTra  CreditSM  amount  will not be taken  back.  We do not  deduct a CDSC in any situation where we recover the XTra CreditSM amount.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York  contracts  we require a minimum  amount of $500 in each  Sub-account  you  allocate  Account  Value to at the time of any allocation  or transfer.  Your transfer  request must be In Writing.  For New York  contracts,  a specific  authorization  form MUST be completed which authorizes us to accept transfers via phone or through means such as electronic mail.

Guaranteed Return Option (GRO)SM
This benefit is not available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the  fifteenth  day of a calendar  month.  However,  for New York  contracts,  if the  contract's accumulated  value, at the time of annuitization,  is less than $2,000, or would provide an income, the initial amount of which is less than $20 per month,  in lieu of commencing  the annuity  payments,  we reserve the right to cancel the Annuity and pay you the total of the Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

DEATH BENEFIT

Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits we applied to your Purchase Payments.

Basic Death Benefit:

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      Your Account Value.

Optional Death Benefits

=======================================================================================================================================
The Enhanced  Beneficiary  Protection  Death  Benefit and the  Guaranteed  Minimum Death Benefit  described in the  Prospectus  are not offered to residents of the State of New York.  However,  the Highest  Anniversary  Value  Optional  Death Benefit  described  below is available to purchasers of the Annuity who are residents of the State of New York.
=======================================================================================================================================

If the Annuity has one Owner,  the Owner must be age 80 or less at the time the Highest  Anniversary  Value  Optional  Death Benefit is
purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner must be age 80 or less.  If the  Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on or
             ------------------
     after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the Issue
     Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being measured  caused by a withdrawal,  equaling the percentage of the
            -----------------------
     withdrawal as compared to the Account Value as of the date of the  withdrawal.  For example,  if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction),  we will reduce both your Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts as of the date we receive in writing "due proof of death"; and
2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account Value as of the date we receive in writing "due proof of death"; and
2.       the Highest  Anniversary  Value on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value  Optional  Death  Benefit,  an annual charge of 0.15% is deducted  from your  Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit as
of the date the charge is  deducted.  The charge is deducted in addition  to the  Insurance  Charge.  The charge is deducted in arrears on each  anniversary  of the Issue Date of the Annuity or, if you terminate the Optional  Death Benefit or surrender  your Annuity,  on the date the termination or surrender is effective.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

This benefit was never available to residents of the State of New York.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions after age 70 1/2: For New York contracts the Minimum Distribution  provision is only available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

Modification:  In addition to obtaining  prior  approval  from the insurance  department of our state of domicile  before making such a combination, substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Misstatement of Age or Sex:
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next  payment  following  correction;  (b) any  overpayments  by us will be charged  against  future  amounts  payable by us under your
Annuity;  and (c) as to any annuity  payments,  we shall  credit or charge  interest  using our then  current  crediting  rate for this purpose,  which is not greater than 6% interest per year,  calculated  from the date of any  underpayment  or  overpayment  to the date actual payment is made.

   APPENDIX F - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT AND THE GUARANTEED MINIMUM
                                                             DEATH BENEFIT

If you purchased your Annuity before  November 18, 2002 and were not a resident of the State of New York, the following  optional death benefits were offered:

Enhanced Beneficiary Protection Optional Death Benefit

The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.   the basic Death Benefit described above

     PLUS

2.   50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Death Benefit  Amount"  includes your Account Value and any amounts added to your Account Value under the basic Death Benefit when the
-----------------------
Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented
 -------------------------
when withdrawn.

The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.

---------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional  Death Benefit is subject to a maximum of 50% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Please refer to the section  entitled  "Tax  Considerations"  for a discussion  of special tax  considerations  for  purchasers of this benefit.
---------------------------------------------------------------------------------------------------------------------------------------

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death  Benefit if you have elected any other  Optional  Death
Benefit.

Guaranteed Minimum Death Benefit

If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being measured  caused by a withdrawal,  equaling the percentage of the
            -----------------------
     withdrawal as compared to the Account Value as of the date of the  withdrawal.  For example,  if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction),  we will reduce both your Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all Proportional  Reductions,  each increasing daily until the Owner's date of death at a rate of 5.0%,  subject to a limit of 200% of the  difference  between the sum of all Purchase  Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any
         Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the  Account  Value as of the date we  receive in writing  "due  proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death
Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the  Guaranteed  Minimum Death Benefit at any time.
Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  from your  Account  Value if you  elect to  purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death  Benefit  costs 0.30% of the current  Death
Benefit.  The charges for these death benefits are deducted in arrears each Annuity Year.  No charge applies after the Annuity Date.

We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an anniversary of the Issue  Date,  the charge will be  prorated.  During the first year after the Issue  Date,  the charge will be prorated  from the
Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first  deduct the amount of the charge  pro-rata  from the Account  Value in the  variable  investment  options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct your remaining  Account Value and terminate  your  Annuity.  We will  notify  you if your  Account  Value is  insufficient  to pay the  charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

ADDITIONAL CALCULATIONS
-----------------------

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example with market increase
Assume that the Owner's  Account Value has been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  less the amount of any Credits applied within 12-months prior to the date of death,  which ever is greater.  Therefore, the basic Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death, the Account Value is $45,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value less the amount of any Credits  applied within  12-months prior to the date of death,  which ever is greater.  Therefore, the basic Death  Benefit is equal to  $50,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would receive no additional  benefit from purchasing the Enhanced  Beneficiary  Protection  Optional Death
         Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is  calculated.  Each example  assumes that a $50,000  initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary  Value at the end of any previous period is $72,000.  The Death
Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is $48,000.  The Highest  Anniversary  Value
at the end of any  previous  period is  $54,000.  The Death  Benefit  would be the sum of prior  Purchase  Payments  increased  by 5.0%
annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue Date.  On the sixth anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account Value  increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest  Anniversary
Value at the end of any previous  period  ($90,000),  which  occurred on the sixth  anniversary,  although the Account Value was higher during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

----------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASXT II FOUR-PROS (05/2003).
----------------------------------------------------------------------------------------------------------------------
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                                        -------------------------------------------------------
                                                           (print your name)

                                        -------------------------------------------------------
                                                               (address)

                                        -------------------------------------------------------
                                                         (city/state/zip code)

                                                 THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                                                 NOTES

                                                                 NOTES

                                                                 NOTES

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia XTra CreditSM FOUR Premier, a flexible premium deferred annuity (the "Annuity") offered by
American  Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity  contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us, without  charge,  upon your request.  The contents of the Statement of Additional  Information are described on page 65. The Annuity or certain of its investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain terms are capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

=======================================================================================================================================
American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges may also be different between each annuity.
=======================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This  Annuity is  frequently  used for  retirement  planning  because it allows you to  accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death  benefits that can protect  your  retirement  savings  if you die  during a period of  declining  markets.  It may be used as an  investment  vehicle  for
"qualified"  investments,  including  an IRA,  SEP-IRA,  Roth  IRA or Tax  Sheltered  Annuity  (or  403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal  Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

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These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.
---------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                              FOR FURTHER INFORMATION CALL 1-800-766-4530
Prospectus Dated: May 1, 2003                                                 Statement of Additional Information Dated: May 1, 2003
FUSI ASXT II Four -PROS- (05/2003)                                                                             FUSI ASXT II FourPROS

                             PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

=======================================================================================================================================
If you purchase this Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
=======================================================================================================================================

-        This Annuity  features the same Insurance  Charge as many of American  Skandia's  other variable  annuities.  However,  if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender your Annuity,  the  contingent  deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other  variable  annuities.
     As with any annuity that  features a CDSC,  you should  consider your need to access your account value during the CDSC period and whether the  liquidity  provision  under the Annuity will satisfy  that need.  The CDSC is only  deducted if you make a withdrawal that exceeds the free  withdrawal  amount or choose to surrender your Annuity.  If you make a withdrawal or surrender your Annuity which is subject to a CDSC, we do not recover the XTra CreditSM amount.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
-        The XTra  CreditSM  amount is included in your  account  value.  However,  American  Skandia may take back the  original  XTra
     CreditSM  amount  applied to your  purchase  payment if you die, or elect to withdraw all or a portion of your account value under the medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra CreditSM amount will not be taken back.  Additional  conditions and  restrictions  apply.  We do not deduct a CDSC in any situation  where we take back the XTra CreditSM amount.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
-        We offer other  annuities  where we apply an XTra  CreditSM to your  annuity  with each  purchase  payment you make.  The XTra
     CreditSM amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only applies  during the first six annuity  years.  The total  asset-based  charges on those  annuities  are higher during the first 10 years but are lower than this Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer  period of time than on this Annuity;  however the CDSC on those annuities  applies from the issue date of the annuity,  not separately to each purchase payment.
=======================================================================================================================================
=======================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?
|X|      This  Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both variable and fixed  investment  options.  If you allocate your Account Value to variable  investment options, the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.
       Fixed  investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity  features two distinct phases - the  accumulation  period and the payout period.  During the  accumulation  period your Account Value is allocated to one or more  investment  options.  The variable  investment  options,  each a Sub-account  of
       American  Skandia Life Assurance  Corporation  Variable  Account B, invest in an underlying  mutual fund  portfolio.  Currently, portfolios of the following  underlying  mutual funds are being offered:  American  Skandia Trust,  Montgomery  Variable Series,
       Wells Fargo Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP, First
       Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity offers a Credit which we add to your Annuity with each Purchase Payment we receive.
|X|      This Annuity offers a basic Death Benefit.
|X|      You are  allowed to  withdraw a limited  amount of money from your  Annuity on an annual  basis  without  any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account Value as your  financial  needs and  investment  performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial purchase payment provided you establish a bank drafting program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings, and/or less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge  ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any Credits we applied to your Purchase
Payments  that we are  entitled  to  recover  under  certain  circumstances.  The  Account  Value  is  determined  separately  for each
Sub-account  and for each Fixed  Allocation,  and then  totaled to determine  the Account  Value for your entire  Annuity.  The Account
Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account  Value to one of the  available  annuity  options  for the  Annuitant  to begin  receiving periodic payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation  plus all  interest  credited to the Fixed  Allocation  as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge, the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the Annuity.  Some fees and charges are assessed  against your Annuity  while others are assessed  against  assets  allocated to the variable  investment  options.  The fees and charges that are assessed  against the Annuity include the  Contingent  Deferred  Sales Charge,  Transfer Fee and Annual  Maintenance  Fee. The charges that are assessed  against the variable  investment  options are the Insurance  Charge,  which is the combination of a mortality and expense risk charge, a charge for administration  of the Annuity,  and any charge for the  Guaranteed  Return Option if elected.  Each  underlying  mutual fund portfolio assesses a charge for  investment  management,  other  expenses and with some mutual funds,  a 12b-1 charge.  The  prospectus  for each underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds.  Tax charges may vary by state and in certain  states a premium tax charge may be  applicable.  All of these fees and charges  are  described  in more detail within this Prospectus.

The following  table  provides a summary of the fees and charges you will incur if you surrender the Annuity or transfer  Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ------------------------------------------------------------------------------------------------------------
        FEE/CHARGE                                                        Amount Deducted
--------------------------- ------------------------------------------------------------------------------------------------------------
---------------------------
Contingent  Deferred Sales                                                     8.5%
Charge*                      The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the date each Purchase Payment is allocated.
--------------------------- ------------------------------------------------------------------------------------------------------------
---------------------------
Transfer Fee                                                                  $10.00
                                                       (Deducted after the 20th transfer each Annuity Year)
--------------------------- ------------------------------------------------------------------------------------------------------------

*    The following are the Contingent Deferred Sales Charges (as a percentage of each applicable Purchase Payment) upon surrender or withdrawal.

-------- ------ ------ ----- ------ ------ ----- ------ -------
 Yr. 1   Yr. 2  Yr. 3  Yr.   Yr. 5  Yr. 6  Yr.   Yr. 8  Yr. 9+
                        4                   7
-------- ------ ------ ----- ------ ------ ----- ------ -------
-------- ------ ------ ----- ------ ------ ----- ------ -------
 8.5%    8.5%   8.5%   8.5%  7.0%   6.0%   5.0%  4.0%    0.0%
-------- ------ ------ ----- ------ ------ ----- ------ -------

The  following  table  provides a summary of the  periodic  fees and charges you will incur while you own the  Annuity,  excluding  the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL FEES/CHARGES ASSESSED AGAINT THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $35 or 2% of Account Value
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     1.25%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts**                                     1.40% per year of the value of each Sub-account
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.

The following table provides a summary of the fees and charges you will incur if you elect the following optional benefit.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ ---------------------- ----------------------
                                    Optional Benefit                                       Optional Benefit Fee/  Total Annual Charge*
                                                                                                  Charge
------------------------------------------------------------------------------------------ ---------------------- ----------------------
------------------------------------------------------------------------------------------ ---------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program  that  guarantees  a "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account Value to the  Sub-accounts  of    daily net assets of
your choice.                                                                                 the Sub-accounts
------------------------------------------------------------------------------------------ ---------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------

Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*  The Total Annual Charge includes the Insurance Charge  assessed against the Annuity.

The  following  table  provides  the range  (minimum  and  maximum)  of the total  annual  expenses  for the  underlying  mutual  funds
("Portfolios")  as of December  31,  2002.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       3.14%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual portfolio  operating expenses are those of a Portfolio that may invest in mutual funds, which also charge their own operating expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following are the investment  management fees, other expenses,  12b-1 fees (if applicable),  and the total annual expenses for each underlying  mutual  fund  ("Portfolio")  as of  December  31,  2002,  except as noted.  Each  figure is stated as a  percentage  of the underlying  Portfolio's  average daily net assets. For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying
Portfolio's  investment  management  fee,  other expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American Skandia with the daily net asset value. Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.21%          0.11%         1.27%         0.00%        1.27%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.43%           0.00%         1.68%        0.00%        1.68%

Wells Fargo Variable Trust:
  Equity Income                                       0.55%          0.30%          0.25%         1.10%         0.10%        1.00%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%           0.00%         1.12%         0.00%        1.12%
  Technology                                           0.75%         0.36%           0.00%         1.11%         0.00%        1.11%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%         0.00%        1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%         0.00%        1.09%
  Telecommunications                                   0.75%         0.47%           0.00%         1.22%         0.00%        1.22%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.31%           0.00%         1.18%         0.18%        1.00%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%

Evergreen Variable Annuity Trust:
  International Growth                                 0.66%         0.73%           0.00%         1.39%         0.39%        1.00%
  Global Leaders                                       0.87%         0.31%           0.00%         1.18%         0.18%        1.00%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%
  Capital Growth                                       0.80%         0.22%           0.00%         1.02%         0.00%        1.02%
  Blue Chip                                            0.61%         0.61%           0.00%         1.22%         0.24%        0.98%
  Equity Index                                         0.32%         0.35%           0.00%         0.67%         0.37%        0.30%
  Foundation                                           0.75%         0.16%           0.00%         0.91%         0.00%        0.91%

ProFund VP:
  Europe 30                                            0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Asia 30                                              0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Japan                                                0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Banks                                                0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  Basic Materials                                      0.75%         1.21%           0.25%         2.21%         0.23%        1.98%
  Biotechnology                                        0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Consumer Cyclical                                    0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Consumer Non-Cyclical                                0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Energy                                               0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Financial                                            0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Healthcare                                           0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Industrial                                           0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Internet                                             0.75%         1.04%           0.25%         2.04%         0.06%        1.98%
  Pharmaceuticals                                      0.75%         1.12%           0.25%         2.12%         0.14%        1.98%
  Precious Metals                                      0.75%         0.98%           0.25%         1.98%          N/A         1.98%
  Real Estate                                          0.75%         1.13%           0.25%         2.13%         0.15%        1.98%
  Semiconductor                                        0.75%         1.33%           0.25%         2.33%         0.35%        1.98%
  Technology                                           0.75%         1.27%           0.25%         2.27%         0.29%        1.98%
  Telecommunications                                   0.75%         1.19%           0.25%         2.19%         0.21%        1.98%
  Utilities                                            0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Bull                                                 0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Bear                                                 0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraBull 2                                          0.75%         1.12%           0.25%         2.12%         0.27%        1.85%
  OTC                                                  0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Short OTC                                            0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraOTC                                             0.75%         1.08%           0.25%         2.08%         0.13%        1.95%
  Mid-Cap Value                                        0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Mid-Cap Growth                                       0.75%         1.22%           0.25%         2.22%         0.24%        1.98%
  UltraMid-Cap                                         0.75%         1.36%           0.25%         2.36%         0.38%        1.98%
  Small-Cap Value                                      0.75%         1.45%           0.25%         2.45%         0.47%        1.98%
  Small-Cap Growth                                     0.75%         1.20%           0.25%         2.20%         0.22%        1.98%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
  UltraSmall-Cap                                       0.75%         1.15%           0.25%         2.15%         0.17%        1.98%
  U.S. Government Plus                                 0.50%         0.96%           0.25%         1.71%          N/A         1.71%
  Rising Rates Opportunity                             0.75%         1.13%           0.25%         2.13%         0.15%        1.98%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values                     0.60%          2.29%          0.25%         3.14%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          0.70%          0.25%         1.80%         0.16%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios until at least April 30, 2004. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution  Fee estimates are derived and annualized  from data regarding  commission  amounts  directed under the  Distribution
     Plan.  Although there are no maximum amounts  allowable,  actual commission amounts directed under the Distribution Plan will vary and the  amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts  listed in the above chart.
2        Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.

EXPENSE EXAMPLES
These examples are designed to assist you in  understanding  the various  expenses you may incur with the Annuity over certain  periods of time based on specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  (when  applicable),  Annual
Maintenance Fee (when  applicable),  Insurance  Charge,  and the maximum total annual portfolio  operating  expenses for the underlying
Portfolio  (shown  above),  as well as the charges for the optional  benefits that are offered under the Annuity.  The  Securities  and
Exchange Commission ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$10,000 in the Annuity and received a 5% annual return on assets, and elected the optional benefit available.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-account  with the maximum  total annual  portfolio operating  expenses for the underlying  Portfolio  (shown above),  not to a Fixed  Allocation;  (b) the Insurance Charge is assessed as
1.40% per year; (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based  charge based on an assumed  average contract  size;  (d) you make no  withdrawals  of Account  Value  during  the period  shown;  (e) you make no  transfers,  withdrawals, surrender or other  transactions  for which we charge a fee during the period shown;  (f) no tax charge applies;  (g) the maximum total annual portfolio operating expenses for the underlying  Portfolio (shown above) are reflected;  (h) the charge for the optional benefit is  reflected as a charge equal to 0.25% for the  Guaranteed  Return  Option;  and (i) the Credit  applicable  to your Annuity is 4% of
Purchase  Payments.  Amounts  shown in the  examples  are rounded to the  nearest  dollar.  The Credit may be less when total  Purchase
Payments are less then $10,000 and may be more when total Purchase Payments are at least $5,000,000 (see "How do I Receive Credits?").

Expense Examples are provided as follows:  1.) if you surrender the Annuity at the end of the stated time period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT THE OPTIONAL  BENEFIT  AVAILABLE
OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        1370                         2407                        3292                       5169
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period(you may not annuitize in the first (1st) Annuity Year):

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        5N/A                         1557                        2592                       5169
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        520                          1557                        2592                       5169
            ----------------------------- --------------------------- --------------------------- --------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable  Account B (see "What are
Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the  prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also provides a description of each Portfolio's investment  objective  (in  italics)  and a short,  summary  description  of their key  policies  to assist  you in  determining  which
Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-766-4530.

=======================================================================================================================================
Effective  close of business  June 28, 2002,  the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer  offered as a Sub-account under the Annuity,  except as noted below.  Annuity  contracts with Account Value  allocated to the AST Goldman Sachs  Small-Cap  Value
Sub-account on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman Sachs  Small-Cap
Value  Sub-account,  including  any bank  drafting,  dollar cost  averaging,  asset  allocation  and  rebalancing  programs.  Owners of
Annuities  issued  after June 28,  2002 will not be  allowed  to  allocate  Account  Value to the AST  Goldman  Sachs  Small-Cap  Value
Sub-account.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
=======================================================================================================================================
The AST Goldman Sachs  Small-Cap  Value  Sub-account  may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
=======================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong  International  Equity: seeks long-term capital growth by investing in a diversified
     EQUITY         portfolio  of  international  equity  securities  the issuers of which are  considered  to have strong  earnings  momentum.  The  Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio  of equity  securities  of  companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus  on  companies  with an
                    above-average   potential  for  long-term  growth  and  attractive  relative  valuations.   The     Strong Capital
                    Sub-advisor selects companies based on five key factors: growth,  valuation,  management,  risk     Management, Inc.
                    and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term
     EQUITY         growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to
      EQUITY        achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTER-NATIONAL    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of     Pilgrim Baxter &
 SMALL CAP GROWTH   the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The     Associates, Ltd.
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment
     GROWTH         objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be     Federated Investment
                    defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Index or the Standard & Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                    may be invested in foreign securities, which are typically denominated in foreign currencies.       Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their  outstanding  stock.  The  Portfolio  will  have a  non-fundamental   Goldman Sachs Asset
 SMALL CAP VALUE    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small        Management
                    capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests  its  assets.  The  Portfolio  generally  defines  small  capitalization  companies  as companies with a capitalization of $5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach
                    to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do        GAMCO
                    not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash     Investors, Inc.
                    flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio      Deutsche Asset
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the     Management, Inc.
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor    Goldman Sachs Asset
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be        Management
                    recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing     Management Inc.
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented     Neuberger Berman
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are     Management Inc.
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in
      GROWTH        equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on      Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term     Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor    Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio        Management
                    seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities
 LARGE CAP GROWTH   of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of
     BLEND          its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even    Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate
      (REIT)        securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
                    securities of real estate companies,  i.e., a company that derives at least 50% of its revenues     Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its          Inc.
                    objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such     Deutsche Asset
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST     Management, Inc.
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth    T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").    T. Rowe Price
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a     Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the   Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective    Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 80% of its total assets in stocks of companies of any    Gartmore Global Asset
                    size based in the world's developing  economies.  Under normal market  conditions,  investments        Management
                    are  maintained  in at least six countries at all times and no more than 35% of total assets in  Trust/Gartmore Global
                    any single one of them.                                                                                 Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Wells Fargo Funds
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Nova: seeks to provide  investment results that match the performance of a specific  benchmark  on a daily  basis.  The  Portfolio's  current  benchmark  is 150% of the performance  of the S&P 500(R)Index  (the  "underlying  index").  If the  Portfolio  meets  its objective,  the value of the Portfolio's  shares will tend to increase on a daily basis by 150%
   STRATEGIC OR     of the value of any increase in the underlying  index.  When the value of the underlying  index
     TACTICAL       declines,  the value of the Portfolio's shares should also decrease on a daily basis by 150% of
   ALLOCA-TION      the value of any decrease in the underlying  index (e.g., if the underlying  index goes down by    Rydex Global Advisors
                    5%,  the  value  of the  Portfolio's  shares  should  go down by 7.5% on that  day).  Unlike  a  (f/k/a PADCO Advisors
                    traditional  index  fund,  as its  primary  investment  strategy,  the  Portfolio  invests to a        II, Inc.)
                    significant  extent in leveraged  instruments,  such as swap agreements,  futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate to the performance of the S&P 500(R)Index (the "underlying  index").  If the Portfolio meets its objective,  the value of the  Portfolio's  shares will tend to increase  during  times when the value  of the  underlying  index is  decreasing.  When the  value  of the  underlying  index is increasing,  however,  the value of the Portfolio's  shares should decrease on a daily basis by
   STRATEGIC OR     an inversely  proportionate  amount (e.g., if the underlying  index goes up by 5%, the value of
     TACTICAL       the  Portfolio's  shares should go down by 5% on that day).  Unlike a  traditional  index fund,
   ALLOCA-TION      the Portfolio's  benchmark is to perform exactly  opposite the underlying  index,  and the Ursa    Rydex Global Advisors
                    Fund will not own the securities  included in the  underlying  index.  Instead,  as its primary  (f/k/a PADCO Advisors
                    investment  strategy,  the  Portfolio  invests  to a  significant  extent  in  short  sales  of        II, Inc.)
                    securities or futures  contracts and in options on  securities,  futures  contracts,  and stock indices.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for  over-the-counter  securities.  The Portfolio's  current benchmark is the NASDAQ 100 Index(R)
                    (the "underlying  index").  If the Portfolio meets its objective,  the value of the Portfolio's shares  should  increase  on a daily  basis by the amount of any  increase  in the value of the
   STRATEGIC OR     underlying index.  However,  when the value of the underlying index declines,  the value of the  Rydex Global Advisors
     TACTICAL       Portfolio's  shares  should also  decrease  on a daily  basis by the amount of the  decrease in  (f/k/a PADCO Advisors
   ALLOCA-TION      value of the underlying  index.  The Portfolio  invests  principally in securities of companies        II, Inc.)
                    included in the underlying  index. It also may invest in other  instruments  whose  performance is  expected  to  correspond  to that of the  underlying  index,  and may engage in futures and options transactions and enter into swap agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies that are leaders in attractive  growth markets with a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of
                    companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or           Inc.
                    sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of           Inc.
                    companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instrumentsof  companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and           Inc.
                    equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    Evergreen VA International  Growth:  seeks long-term  capital growth and,  secondarily,  modest
      EQUITY        income.  The Portfolio invests  primarily in equity securities issued by established,  quality,
                    non-U.S.  companies  located in countries with developed  markets,  but may purchase across all market  capitalizations.  The  Portfolio  normally  invests  at  least  65%  of its  assets  in
                    securities  of companies in at least three  different  countries  (other than the U.S.) and may    Evergreen Investment
                    invest in emerging markets and in securities of companies in the formerly  communist  countries   Management Company,
                    of Eastern Europe.  The Portfolio  invests in companies that are both growth  opportunities and           LLC
                    value opportunities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100  companies,  which are  selected by the  Portfolio's  manager  based on as high           LLC
                    return on equity,  consistent  earnings growth,  established  market presence and industries or sectors with significant growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various    Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.    Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Evergreen VA Capital Growth:  seeks to provide long-term capital growth.  The Portfolio invests primarily in common  stocks.  The  Portfolio may also invest in preferred  stocks,  convertible preferred  stocks,  convertible  debentures,  and any other class or type of security which the
                    portfolio manager believes offers the potential for capital growth.  In selecting  investments,    Evergreen Investment
                    the investment adviser attempts to identify  securities it believes will provide capital growth   Management Company,
                    over the  intermediate  and  long-term  due to changes in the  financial  condition of issuers,  LLC/ Pilgrim Baxter &
                    changes in financial conditions generally, or other factors.                                        Associates, Ltd.
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                    Evergreen VA Blue Chip:  seeks  capital  growth with the  potential  for income.  The Portfolio normally  invests at least 80% of its assets in "blue  chip"  stocks.  Blue chip stocks are the common stocks of  well-established,  large U.S.  companies with a long history of  performance,
                    typically   recognizable   names   representing  a  broad  range  of  industries.   The  market   Evergreen Investment
 LARGE CAP EQUITY   capitalization  of the stocks  selected  will be within the range tracked by the S&P 500 Index,   Management Company,
                    at the time of purchase.  The remaining 20% of the  Portfolio's  assets may be  represented  by           LLC
                    cash or invested in other types of equity  securities,  various cash equivalents or represented by cash. The Portfolio's  stock selection is based on a diversified  style of equity management that allows it to invest in both growth- and value-oriented securities.
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                    Evergreen VA Equity Index:  seeks investment  results that achieve price and yield  performance similar  to the  Standards  and  Poor's 500  Composite  Price  Index  ("S&P 500  Index")*.  The
                    Portfolio  invests  substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index.  The S&P 500 is an unmanaged  index of 500 common stocks chosen to reflect the  industries  of the U.S.  economy and is often  considered a proxy for the stock
                    market in general.                                                                                Evergreen Investment
  S&P 500 INDEX                                                                                                       Management Company,
                    *"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are  trademarks           LLC
                    of the  McGraw-Hill  Companies,  Inc. and have been  licensed  for use by Evergreen  Investment
                    Management  Company,  LLC.  The  Portfolio  is not  sponsored,  endorsed,  sold or  promoted by
                    Standard & Poor's and Standard & Poor's makes no  representation  regarding the advisability of investing in the Portfolio.
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                    Evergreen VA Foundation:  seeks capital growth and current income.  The Portfolio  invests in a combination of common stocks,  preferred stocks and securities  convertible or exchangeable for
                    common  stocks of large U.S.  companies  (i.e.,  companies  whose market  capitalization  falls   Evergreen Investment
BALANCED            within the range  tracked by the Russell 1000(R)Index,  at the time of  purchase).  Under normal   Management Company,
                    circumstances,  the Portfolio will invest at least 25% of its assets in debt securities and the           LLC
                    remainder in equity securities.
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 INTER-NATIONAL     ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
   EQUITY                 correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
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                    ------------------------------------------------------------------------------------------------ -----------------------

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  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
    EQUITY          to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund Advisors,  is composed of 30 of the companies whose principal offices are located in the Asia/Pacific region,  excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as  depository  receipts or  ordinary  shares.  The  component  companies  in the
                    ProFunds Asia 30 Index are  determined  annually  based upon their U.S.  dollar-traded  volume.
                    Their relative weights are determined based on the modified market capitalization method.
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  INTER-NATIONAL    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
     EQUITY         the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in meeting this  investment  objective by comparing its daily return on a given day with the daily performance of related  futures  contracts  traded in the United  States.  The Nikkei 225 Stock
                    Average is a price-weighted  index of 225 large,  actively traded Japanese stocks traded on the
                    Tokyo Stock Exchange.  The Index is computed and distributed by the Nihon Keizai Shimbun.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones U.S.  Banks  Sector  Index.  The Dow Jones U.S.  Banks
                    Index measures the  performance of the banking  industry of the U.S.  equity market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
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                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
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                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer
      SECTOR        cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines,   ProFund Advisors LLC
                    auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
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                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the
      SECTOR        consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include   ProFund Advisors LLC
                    beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
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      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks,  major U.S.
                    domiciled  international banks, full line, life, and property and casualty insurance companies, companies that invest,  directly or indirectly in real estate,  diversified financial companies such  as  Fannie  Mae,  credit  card  insurers,  check  cashing  companies,  mortgage  lenders, investment  advisers and securities  broker-dealers,  investment banks,  merchant banks, online brokers, publicly traded stock exchanges.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index.  The Down
                    Jones U.S.  healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow  Jones  U.S.  Internet  Index.  The Dow  Jones  Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or services through an open network,  such as a web site; and Internet Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Dow Jones U.S.  Pharmaceuticals Index measures the performance of the pharmaceuticals  industry of the U.S.  equity  market.  Component  companies  include  the  makers  of  prescription  and over-the-counter  drugs, such as aspirin, cold remedies,  birth control pills, and vaccines, as well as companies engaged in contract drug research..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Sector
                    Index.  The  Philadelphia  Stock Exchange Gold and Silver Sector Index measures the performance of the gold and  silver  mining  industry  of the global  equity  market.  Component  companies include  companies  involved in the mining and production of gold,  silver,  and other precious metals,  precious  stones and pearls.  The Index does not include  producers  of  commemorative medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
      SECTOR        development,   management  or  ownership  of  shopping  malls,  apartment  buildings,   housing   ProFund Advisors LLC
                    developments  and, real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
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      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed line communications and wireless communications companies.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
      SECTOR        Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of   ProFund Advisors LLC
                    the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
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THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S&P 500        on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
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     S&P 500        ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees   ProFund Advisors LLC
                    and expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
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The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily  performance  of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC reflers to  securities  that do not  trade on a U.S.  securities  exchange,  as  registered  under  the
                    Securities Exchange Act of 1934.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange, as registered under the Securities Exchange Act of 1934.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the NASDAQ- 100  Index(R).  If ProFund VP  UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
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The S&P MidCap 400 Index(R)is a widely used  measure of  mid-sized  company  U.S.  stock  market  performance.  Companies  are  selected for inclusion  in the Index by  Standard & Poor's(R)for being U.S.  companies  with  adequate  liquidity,  appropriate  market  capitalization, financial viability and public float.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value Index(R)is designed to differentiate  between fast growing  companies and slower  growing or  undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
                    400/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower
  S&P MIDCAP 400    growing  or  undervalued  companies.  Standard  &  Poor's  and  Barra  cooperate  to  employ  a   ProFund Advisors LLC
                    price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The Index is rebalanced twice per year..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
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The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is designed to  differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard & Poor's and Barra cooperate to employ a price-to-book  value  calculation  whereby the market  capitalization  of the S&P  SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap  600/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower growing or undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book  value calculation  whereby the market  capitalization-of  the S&P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                    UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                    objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a  percentage  basis,  as any  daily  increase  in the  Long  Bond  on a  given  day.
                    Conversely,  its net asset value should lose  approximately one and one-quarter (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued Long Bond. In accordance with its stated  objective,  the net asset value of ProFund VP rising Rates  Opportunity  generally  should decrease as interest rates fall. If ProFund VP Rising Rates  Opportunity  is  successful  in meeting its  objective, its net asset value should gain  approximately  one and one-quarter  times (125%) as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset  value  should  lose  approximately  one and  one-quarter  times  (125%)  as  much,  on a percentage basis, as any daily increase in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
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Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
     BLEND          Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
                    greatest  potential for capital  appreciation  during the next year. The stocks included in the    First Trust Advisors
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of           L.P.
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
 NATIONAL EQUITY    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Prudential
                    earnings are growing at a faster rate than other companies and that have  above-average  growth     Investments LLC/
                    in earnings and cash flow, improving profitability,  strong balance sheets, management strength   Jennison Associates
                    and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at           LLC
                    attractive prices in relation to their growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon  Values  portfolio is not  sponsored  or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10
Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10
Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the  ProFunds  VP. The  ProFunds VP are not  sponsored,  endorsed,  sold,  or promoted by Standard & Poor's or
NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different  durations during the accumulation  period.  These "Fixed Allocations" earn a guaranteed fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose  Fixed  Allocations  for use with  certain  optional investment  programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you  withdraw or transfer  Account
Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer  based on a formula,  called a
"Market Value  Adjustment." The Market Value  Adjustment can either be positive or negative,  depending on the rates that are currently being  credited  on Fixed  Allocations.  Please  refer to the  section  entitled  "How does the Market  Value  Adjustment  Work?" for a description  of the  formula  along with  examples  of how it is  calculated.  You may  allocate  Account  Value to more than one Fixed
Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the  annuity  product  you  purchase.  Please  call  American  Skandia at  1-800-766-4530  to  determine  availability  of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of calculating  the CDSC, we consider the year following the date we receive a Purchase  Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured  from the date the  Purchase
Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.0   6.0   5.0   4.0   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each  Purchase  Payment  has its own CDSC  period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted from the amount  withdrawn.  After eight (8) complete years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  Free  Withdrawals  are not treated as a withdrawal  of Purchase  Payments for  purposes of  calculating  the CDSC on a  subsequent  withdrawal  or  surrender.
Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC. For purposes of calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your Account  Value has declined in value due to negative  market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum  Distribution  from an Annuity purchased as a "qualified"  investment.  Free Withdrawals,  Medically-Related  Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  market timing or third party  investment advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one
(1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the  Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The Insurance
Charge is the combination of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for  providing  the insurance benefits under the Annuity,  including the Annuity's basic death benefit that provides  guaranteed  benefits to your beneficiaries even if the market declines and the risk that persons we guarantee  annuity  payments to will live longer than our  assumptions.  The charge also covers administrative costs associated with providing the Annuity benefits,  including  preparation of the contract,  confirmation statements,  annual account  statements and annual reports,  legal and accounting fees as well as various  related  expenses.  Finally, the charge covers the risk that our  assumptions  about the mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may  increase the portion of the total  Insurance
Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to Annuities  issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in  promoting,  distributing,  issuing  and  administering  the  Annuity  and to offset a portion of the costs  associated  with offering  Credits  which are funded  through  American  Skandia's  general  account.  The  Insurance  Charge is deducted  against  your
Annuity's  Account Value,  which  includes the amount of any Credits we apply to your Purchase  Payments and any increases or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that American  Skandia may make on the Insurance
Charge may include a profit on the portion of the Account  Value that  represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

Optional  Benefits:  If you elect to purchase the Guaranteed  Return Option,  we will deduct an additional charge on a daily basis from your Account Value  allocated to the  Sub-accounts.  The additional  charge is included in the daily  calculation of the Unit Price for each  Sub-account.  If you elect to purchase one or more optional  death  benefits,  we will deduct the annual charge from your Account
Value on the  anniversary of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for any  optional  benefit.  The charge for each  optional  benefit is deducted in addition to the  Insurance  Charge due to the increased  insurance  risk  associated  with the  optional  benefits.  Please  refer to the  section  entitled  "Death  Benefit"  for a description of the charge for the Optional Death Benefit.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer  programs  designed to  guarantee a "return of premium" at a future  date?" for a  description  of the charge for the  Guaranteed
Return Option.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states a tax is due if and when you exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction and on the annuity payment option you select.  If you select a fixed payment option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific  charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a  variable  payment  option  that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance Fee or reduce the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  Generally,  these types of  changes  will be based on a  reduction  to our  sales,  maintenance  or  administrative  expenses  due to the  nature  of the individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or  likelihood  of additional
Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  You must make a minimum initial Purchase Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase Payment provided that,  within the first
Annuity Year, you make at least $1,000 in total Purchase Payments.

Where  allowed by law,  initial  Purchase  Payments in excess of  $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting the Sub-accounts  that are available.  Other limitations  and/or  restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Additional  Purchase  Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"
                      ----------
where you  authorize  us to  deduct  money  directly  from your bank  account.  We may  reject  any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age Restrictions:  The Owner must be age 80 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity,  the  Annuitant  must be age 80 or under as of the Issue Date.  You should  consider your need to access your Account Value and whether the  Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of  certain  optional  benefits  may vary based on the age of the Owner on the Issue Date of the
Annuity.

Additional  Purchase  Payments may be made at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same Insurance  Charge as many of American  Skandia's other variable  annuities and does not charge an additional  amount for the XTra CreditSM feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender  your  Annuity,  the  contingent  deferred  sales  charge  (CDSC) on this Annuity is higher and is deducted for a longer  period of time as compared to our other  variable  annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are insufficient to satisfy that need, then this Annuity may be more expensive than other variable annuities.

|X|      The XTra  CreditSM  amount is included in your  Account  Value.  However,  American  Skandia may take back the  original  XTra
       CreditSM  amount applied to your Purchase  Payment if you die, or elect to withdraw all or a portion of your Account Value under the medically-related  waiver provision,  within 12 months of having received an XTra CreditSM amount. In either situation,  the value of the XTra CreditSM  amount could be  substantially  reduced.  However,  any investment  gain on the XTra CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other  annuities  where we apply an XTra  CreditSM to your  annuity  with each  purchase  payment you make.  The XTra
       CreditSM amount we apply to purchase  payments on those annuities is initially higher than on this Annuity but reduces over time and only applies  during the first six annuity years.  The total  asset-based  charges on those  annuities are higher during the first 10 years but are lower  than this  Annuity  after the 10th year.  The CDSC is also  higher  and is  deducted  for a longer period of time than on this  Annuity;  however  the CDSC on those  annuities  applies  from the issue date of the  annuity,  not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership
         -----
       rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named
         -----------
       the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the  beneficiary  of the surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC  will  apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after  the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity during the applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account  Value or the amount of your initial  Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA.
In any situation  where we are required to return the greater of your Purchase  Payment or Account Value,  we may allocate your Account
Value to the AST Money Market  Sub-account  during the right to cancel period and for a reasonable  additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any Credits we applied to your  Annuity  based on your
                                                                                                                                  -
Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's  Systematic
Investment Plan or a periodic  purchase payment program.  We will allocate any additional  Purchase Payments you make according to your most recent allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.  Additional  Purchase
Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant  (if the Annuity is entity  owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "American
Skandia's  Systematic  Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable  investment options when  applied.  Bank  drafting  allows you to invest in your  Annuity with a lower  initial  Purchase  Payment,  as long as you authorize  payments  that will  equal at least  $1,000  during  the first 12 months of your  Annuity.  We may  suspend  or cancel  bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

In those states where we are required to return your Purchase  Payment if you exercise  your right to return the Annuity,  we initially allocate all amounts that you choose to allocate to the variable  investment  options to the AST Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your Account Value  according to your most recent  allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments according to your initial  instructions,  without  temporarily  allocating to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver" that  authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return waiver" and then decide to return your Annuity during the right to cancel period,  you will receive your current  Account Value,  minus the amount of any Credits,  which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will  allocate  any  additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume  that your  current  allocation  instructions  are  valid  for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your  Annuity's  Account Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the cumulative  amount of Purchase  Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999                                       1.5%
                      Between $10,000 and $4,999,999                                  4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law,  on  Annuities  owned by a member of the class  defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The designated class of Annuity Owners  includes:  (a) any parent company,  affiliate or subsidiary of ours; (b) an officer,  director, employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such company;
(c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any  investment  manager, sub-advisor,  transfer agent, custodian,  auditing,  legal or administrative services provider that is providing investment management, advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or  administrative  services  to an  underlying  mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing,  Incorporated;  (f) a director,  officer, employee or authorized  representative  of any firm  providing us or our  affiliates  with regular  legal,  actuarial,  auditing,  underwriting, claims,  administrative,  computer support,  marketing,  office or other services; (g) the then current spouse of any such person noted
in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the  child(ren)  or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the  siblings of any such  persons  noted in
(b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class.

You must  notify  us at the time you  apply for an  Annuity  if you are a member  of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether  you  qualify as a member of the  designated  class.  Failure to inform us that you  qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the Purchase  Payment is applied to your Account  Value.  The amount of the
Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $2,500.  We would apply a 1.5% Credit to your Purchase Payment and allocate the amount of the Credit ($37.50 = $2,500 X .015) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an  additional  Purchase  Payment of $5,000.  Because  your  cumulative  Purchase  Payments are less than the next breakpoint  ($10,000),  we would apply a 1.5% Credit to your Purchase  Payment and allocate the amount of the Credit ($75.00 = $5,000 X
..015) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional  Purchase Payment of $400,000.  Because your cumulative  Purchase Payments are now $407,500 (greater than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate  the amount of the Credit  ($16,000 =
$400,000 X .04) to your Account Value.

=======================================================================================================================================
This  Annuity  features  the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  the amount of any Credits  applied to your Account Value can be recovered by American Skandia under certain circumstances:
=======================================================================================================================================
|X|      any Credits  applied to your Account  Value on Purchase  Payments  made within the 12 months  before the date of death will be recovered.
=======================================================================================================================================
=======================================================================================================================================
|X|      the amount available under the  medically-related  surrender portion of the Annuity will not include the amount of any Credits payable on Purchase  Payments  made within 12 months of the date the  Annuitant  first became  eligible for the  medically-related surrender.
=======================================================================================================================================
=======================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
The value of the XTra CreditSM amount will be  substantially  reduced if American Skandia recovers the XTra CreditSM amount under these circumstances.  However,  any  investment  gain on the XTra  CreditSM  amount  will not be taken  back.  We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

Examples of Recovering Credits
The  following  are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These  examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  If the Death
     Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death  Benefit  would be reduced by the entire amount of the prior Credits ($2,400).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month  after the Issue  Date.  Both of the  Purchase  Payments  received a 4.0%  Credit,  for a total of $2,400.  If death occurs in the 16th month after the Issue Date,  the amount of the Death  Benefit  would be reduced but only in the amount of those
     Credits applied within the previous  12-months.  Since the initial Purchase  Payment (and the Credits that were applied)  occurred more than 12-months  before the date of death,  the Death Benefit would not be reduced by the amount of the Credits applied to the initial  Purchase  Payment.  However,  the $10,000  additional  Purchase  Payment was made within  12-months of the date of death.
     Therefore,  the amount of the Death  Benefit  would be reduced by the amount of the  Credits  payable on the  additional  Purchase
     Payment ($400).
3.       NOTE: If the Death Benefit would  otherwise have been equal to the Purchase  Payments minus any  proportional  withdrawals due to poor  investment  performance,  we will not  reduce the  amount of the Death  Benefit by the amount of the  Credits as shown in
     Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase  your  Annuity  with an initial  Purchase  Payment of $50,000.  You receive a Credit of $2,000  ($50,000 X
     .04).  The Annuitant is diagnosed as  terminally  ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the  medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal  illness,  the amount that would be payable under the  medically-related  surrender  provision  would be reduced by the entire amount of the Credits ($2,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  The Annuitant is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your Annuity under the  medically-related  surrender provision.  Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related  surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment.  However,  the $10,000  additional  Purchase Payment was made within  12-months  of the date of  diagnosis.  Therefore,  the amount that would be payable  under the  medically-related surrender provision would be reduced by the amount of the Credits payable on the additional Purchase Payment ($400).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits  payable on two or more separate  Purchase  Payments based on the
Credit  percentage  that would have applied had all such Purchase  Payments been made at the same time. To make use of this  procedure, often referred to as a "letter of intent",  you must provide  evidence of your intention to submit the cumulative  additional  Purchase
Payments  within a 13-month  period.  A letter of intent must be provided to us prior to the Issue Date to be effective.  Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions  as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit  two or more  Purchase  Payments  within a  13-month  period may result in your  Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher Credit  percentage  than would have applied BUT do not submit the  required  Purchase  Payments  during the  13-month  period as required by your letter of intent,  we may recover the
"excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits that would have been  payable  without the letter of intent.
If we determine that you have received "excess" Credits,  any such amounts will be taken pro-rata from the investment  options based on your  Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current  Surrender
Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  the amount of any Credits  under the Free  Withdrawal  provision.  The Free  Withdrawal  provision  only applies to withdrawals of Purchase Payments.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

We  may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based  on  the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be received by us no later than one hour  prior to any  announced  closing  of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.  Renewals or  transfers  of Account  Value from a Fixed
Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers  in any Annuity  Year for all  existing or new Owners.  We also reserve the right to limit the number of  transfers  in any Annuity  Year or to refuse any  transfer  request  for an Owner or certain  Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit
Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of  shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a  particular  Portfolio.  Under such a  circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for  investors  who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific  date in the  future.  You may not want to use either of these  programs  if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for  determining how much of your Account Value will be allocated to the
         Fixed  Allocation.  That means that  $59,495  will be  allocated  to the Fixed  Allocation  and the  remaining  Account  Value
         ($41,505)  will be  allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a  seven-year  program  where we monitor your Account  Value daily and  systematically  transfer  amounts  between  Fixed
Allocations  and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart  date),  you will receive no less than your  Account  Value on the date you elected to  participate  in the program,  including any Credits we applied to your Purchase  Payments  ("commencement  value").  On the program maturity date, if your Account Value is below the commencement  value,  American Skandia will apply additional  amounts to your
Annuity so that it is equal to  commencement  value or your Account  Value on the date you elect to restart the program  duration.  Any amounts  added  to your  Annuity  will be  applied  to the AST  Money  Market  Sub-account,  unless  you  provide  us with  alternative instructions.  We will notify you of any amounts  added to your Annuity  under the program.  We do not consider  amounts  added to your
Annuity to be "investment in the contract" for income tax purposes.

Account  Value is only  transferred  to and  maintained  in Fixed  Allocations  to the  extent we, in our sole  discretion,  deem it is
                  ----
necessary  to support our  guarantee  under the  program.  This differs  from the  Balanced  Investment  Program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the  underlying  Sub-accounts.  With the Guaranteed  Return Option, your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  NOTE: If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations  during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each  business day we monitor the  performance  of your Account Value to determine  whether it is greater  than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the performance of the  Sub-accounts in which you choose to allocate your Account
Value  relative to the  reallocation  trigger,  we may transfer  some or all of your Account Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your Account  Value that remains  allocated  in the variable  investment  options.
However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account Value greater than or equal to reallocation  trigger:  Your Account Value in the variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed
              Allocation,  those amounts may be transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account Value below reallocation  trigger:  A portion of your Account Value in the variable  investment options is transferred to a new Fixed Allocation.  These amounts are transferred on a pro-rata basis from the variable investment  options.  The new Fixed Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return Option.  The
              Account Value applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being applied to a new Fixed Allocation of the next higher yearly  duration.  The Account Value will remain invested in the Fixed Allocation until the maturity date of the program  unless,  at an earlier date,  your Account Value is at or above the  reallocation trigger and amounts can be transferred to the variable  investment  options (as described  above) while  maintaining  the guarantee protection under the program.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its  discretion,  subject to regulatory  approval  where  required.  Any change to the  allocation  mechanism  and/or the  reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your  Account  Value at that time.  Upon  termination,  any  Account  Value  allocated  to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any  time.  American  Skandia  does not  provide  any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program  is in effect  will  reduce the  guaranteed  amount  under the  program in proportion  to your  Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase Payments applied to the Annuity while the program is in effect will only increase the amount  guaranteed;
     however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot  transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot participate in any dollar cost averaging program that transfers  Account Value from a Fixed Allocation to the variable  investment options.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Guaranteed  Return Option will terminate:  (a) upon the death of the Owner or the Annuitant (in an entity owned contract);
     and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to  restart  the seven (7) year  program  duration  on any  anniversary  of the Issue Date of the  Annuity.  The
     Account Value on the date the restart is effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge  equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual  charge is deducted  daily against your Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is  deducted  to  compensate  American  Skandia  for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

-----------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American Skandia changed the manner in which the annual charge for the Guaranteed Return Option is deducted to the method  described  above.  The annual  charge for the  Guaranteed  Return Option for Owners who elected the benefit  between  January 23, 2002 and November 15, 2002 and  subsequent  to November 19, 2002 in those states where the daily deduction of the charge has not been approved, is deducted annually,  in arrears,  according to the prospectus in effect as of the date the program was elected.  Owners who  terminate and then  re-elect the  Guaranteed  Return Option or elect to restart the Guaranteed Return Option at any time after November 18, 2002 will be subject to the charge method described above.
-----------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to  request  financial transactions  between  investment  options while you are living,  subject to our rules. You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are appointed by us as authorized  sellers of the Annuity.  However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment  professionals  you engage to provide  advice  and/or make  transfers  for you is not acting on our behalf.  We are not  responsible for any  recommendations  such investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals  or investment  advisors,  who are authorized by multiple  contract  owners to make financial transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.  These  limitations  are intended to minimize the detrimental  impact of an investment professional  who is in a position to  transfer  large  amounts of money for  multiple  clients in a  particular  Portfolio  or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American  Skandia.  The  administrative agreement  may limit  the  available  investment  options,  require  advance  notice of large  transactions,  or impose  other  trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your  investment  professional  transmit  all  financial  transactions  using the  electronic  trading functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations  that we may impose on your investment professional or investment advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future,  including Fixed Allocations  offered  exclusively for use with certain optional  investment  programs.  Fixed
Allocations  may not be available in all states and may not always be available for all Guarantee  Periods  depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the Guarantee  Period.  The rates are an effective annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar  cost  averaging  program  (see "Do You Offer  Dollar Cost  Averaging?")  or a balanced investment  program (see "Do you offer  programs  designed to guarantee a "Return of Premium" at a future  date?").  The interest  rate credited to Fixed  Allocations  offered to this class of purchasers may be different than those offered to other  purchasers who choose the same Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we  credit  for a  Fixed  Allocation  is  subject  to a  minimum.  Please  refer  to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw  Account Value from a Fixed  Allocation more than 30 days before the end of its Guarantee  Period,  we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The amount of any Market Value
Adjustment  can be either  positive  or  negative,  depending  on the  movement  of a  combination  of Strip  Yields  on Strips  and an
Option-adjusted  Spread  (each as defined  below)  between  the time that you  purchase  the Fixed  Allocation  and the time you make a transfer  or  withdrawal.  The  Market  Value  Adjustment  formula  compares  the  combination  of  Strip  Yields  for  Strips  and the
Option-adjusted  Spreads  as of the  date the  Guarantee  Period  began  with  the  combination  of Strip  Yields  for  Strips  and the
Option-adjusted  Spreads as of the date the MVA is being  calculated.  In certain states the amount of any Market Value  Adjustment may be limited  under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

|X|      "Strips" are a form of security where  ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and  government  debt  securities  of  comparable  duration.  We currently  use the Merrill  Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                      [(1+I) / (1+J+0.0010)]N/365
                                                                where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years (e.g.  the Maturity
         Date is December 31, 2005).
|X|      The Strip Yields for coupon Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the  Option-adjusted
         Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                      Interim Value = $57,881.25
                                   Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will  notify you before the end of the
Guarantee Period about the fixed interest rates that we are currently  crediting to all Fixed  Allocations that are being offered.  The rates being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a
Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation  to be allocated on its Maturity  Date,  we will then transfer the Account Value of the  Fixed  Allocation  to the AST  Money  Market  Sub-account.  You can then  elect to  allocate  the  Account  Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account  Value  being  withdrawn  or  surrendered  as a CDSC.  The CDSC will be  assessed  on the  amount of  Purchase  Payments  being withdrawn,  not on the Account  Value at the time of the  withdrawal or surrender.  If you surrender  your Annuity,  in addition to any
CDSC,  we may deduct the Annual  Maintenance  Fee, any Tax Charge that applies and the charge for any  optional  benefits.  We may also apply a Market  Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject  to a CDSC.  These  are  called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for surrenders  made for qualified  medical  reasons or for  withdrawals  made to satisfy  Minimum  Distribution  requirements.  Unless you notify us  differently,  withdrawals  are taken pro-rata  based on the Account Value in the  investment  options at the time we receive your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-8 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw  will depend on the  Annuity's  Surrender  Value.  The  Surrender  Value is equal to your Account  Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax  Charge,  any  charges  for  optional  benefits  and any Market  Value
         Adjustment that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least  $1,000,  or we may treat the  Partial  Withdrawal  request  as a request to fully  surrender  your  Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that  applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being  payable to you than the amount you  requested.  If you  request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To  request  the forms  necessary  to make a  withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-8
The  maximum  Free  Withdrawal  amount  during  each of  Annuity  Years 1 through  8 (when a CDSC  would  otherwise  apply to a partial withdrawal or surrender of your initial  Purchase  Payment) is 10% of each  Purchase  Payment that has been invested in the Annuity for eight years or less.  Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase
Payments  and will be  assessed a CDSC.  We may apply a Market  Value  Adjustment  to any Fixed  Allocations.  The 10% Free  Withdrawal
amount is not  cumulative.  If you do not make a Free  Withdrawal  during an Annuity  Year,  you are not allowed to carry over the Free
Withdrawal amount to the next Annuity Year.

Annuity Year 9+
After Annuity Year 8, the maximum Free Withdrawal amount is the sum of:
|X|      10% of any  Purchase  Payments  applied  to your  Annuity  after the Issue  Date to which a CDSC  would  apply  upon a partial withdrawal or surrender.
|X|      100% of your initial Purchase Payment or all Purchase  Payments not previously  withdrawn to which a CDSC would not apply upon a partial withdrawal or surrender.
|X|      100% of any "growth" in the Annuity.

"Growth"  equals the current Account Value minus all Purchase  Payments that have not previously  been withdrawn.  For purposes of this provision,  any XTra Credit amount we applied to your  Purchase  Payments are not  considered  "growth" and are not available as a Free
Withdrawal.

After the 8th Annuity  Year, a CDSC will only apply to  withdrawals  of Purchase  Payments  applied to the Annuity after Annuity Year 1 and, for those Purchase Payments, the CDSC will only apply until the end of the applicable CDSC period.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first eight (8) Annuity Years,  you make a partial  withdrawal or choose to surrender the Annuity.  The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal  if your Annuity is used in  connection  with certain plans that receive special tax treatment under the Code.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first eight Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial Purchase  Payment of $10,000 and make an additional  Purchase Payment of $15,000 in Annuity Year 2.
     The maximum Free  Withdrawal  amount during  Annuity Year 3 through 8 would be 10% of $25,000,  or $2,500.  In Annuity Year 9, the maximum Free Withdrawal  amount would be 10% of the $15,000  Purchase  Payment applied in Annuity Year 2 ($1,500) plus 100% of the initial Purchase Payment ($10,000) and any "growth" under the Annuity.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal  of $500 in Annuity  Year 2 and $1,000 in
     Annuity Year 3. If you surrender your Annuity in Annuity Year 5, the CDSC will be assessed  against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free  Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the  accumulation  period.  Whether a CDSC  applies and the amount to be charged  depends on whether  the  Partial  Withdrawal  exceeds  any Free  Withdrawal  amount  and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);

2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from Purchase  Payments  that have been invested for longer than the CDSC period,  if any (with your Annuity, eight (8) years);
|X|      Second,  we withdraw  the  remaining  amount from the  Purchase  Payments  that are still  subject to a CDSC.  We withdraw the
         "oldest"  of your  Purchase  Payments  first so that the lowest  CDSC will apply to the amount  withdrawn.  The  maximum  Free
         Withdrawal  amount during each of Annuity Years 1 through 8 is 10% of all Purchase  Payments.  Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal  of Purchase  Payments and will be assessed a CDSC.  If, during  Annuity Years 1 through 8, all Purchase  Payments are withdrawn  subject to a CDSC,  then any  subsequent  withdrawals will be withdrawn from any gain in the Annuity, which may include Credits.

     For purposes of calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn may be greater than your remaining  Account  Value or the  amount  of your  withdrawal  request.  This is most  likely  to occur  if you  have  made  prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item #2 above,  we withdraw  the  remaining  amount from any other
     Account Value (including Account Value due to Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.  Systematic  Withdrawals  may be subject to a CDSC. We will determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under Sections 401,
403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions as a series of "substantially  equal periodic  payments".  Distributions  received under this  provision in any Annuity Year that exceed the maximum  amount  available as a free  withdrawal  will be subject to a CDSC. We may apply a Market Value  Adjustment to any Fixed  Allocations.  To request a program that complies with Section 72(t), you must provide us with certain  required  information in writing on a form  acceptable to us. We may require  advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t). The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum  Distributions  paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum
Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account
Value or the  amount  of your  withdrawal  request.  This is most  likely to occur if you have made  prior  withdrawals  under the Free
Withdrawal  provision or if your Account Value has declined in value due to negative  market  performance.  We may apply a Market Value
Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the  forms   necessary   to  surrender   your   Annuity,   call   1-800-766-4530   or  visit  our   Internet   Website  at
www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". We may apply a Market Value Adjustment to any Fixed  Allocations.  The amount payable will be your  Account  Value  minus:  (a) the amount of any Credits  applied  within 12 months of the  applicable  "Contingency
Event" as defined below; and (b) the amount of any Credits added in conjunction with any Purchase  Payments  received after our receipt of your  request for a  medically-related  surrender  (i.e.  Purchase  Payments  received at such time  pursuant to a salary  reduction program.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant  must be named or any change of Annuitant  must be accepted by us, prior to the  "Contingency  Event"  described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical  Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any annuity payment options  available in the future.  For additional  information on annuity payment options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change  your  choices  before the  Annuity  Date under the terms of your  contract.  A maximum  Annuity  Date may be required  by law.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity  options  may not be  available depending on the age of the Annuitant.  You may not annuitize and receive annuity payments within the first Annuity Year.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This Option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies  before the end of the  specified  number of years,  the  remaining  payments  are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that portion of the
Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity Date limits your annuity  payment  options.  Certain  annuity  payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR,  as well as,  other  factors  described  below.  The greater the AIR,  the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.
Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first  annuity  payment.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive are adjusted  based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-account  will not  change  unless  you  transfer  among the  Sub-accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity factors reflect our  assumptions  regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate,  the  annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments
         (described  above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate impact of Sub-account  performance  by adjusting the length of the time during which annuity  payments will be made whether or not the Annuitant is alive while generally  maintaining a level annuity payment amount.  Sub-account  performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance  that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity  provides a Death Benefit  during its  accumulation  period.  If the Annuity is owned by one or more natural  persons,  the
Death  Benefit is payable  upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the Annuitant's  death and the Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

BASIC DEATH BENEFIT

The Annuity  provides a basic Death  Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit  guarantee under the Annuity.  The Annuity also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional  charge is deducted to compensate  American  Skandia for providing  increased  insurance  protection  under the optional Death Benefits.  Notwithstanding  the additional  protection  provided under the optional Death Benefits,  the additional cost has the impact of reducing the net  performance  of the  investment  options.  Under certain  circumstances,  your Death Benefit may be reduced by the amount of any Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value")

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable  investment  options and your Interim Value in the Fixed  Allocations,  less the amount of any Credits applied within 12-months prior to the date of death.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented when  withdrawn.  For example,  a withdrawal of 50% of Account  Value would be  considered as a 50% reduction in Purchase  Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

---------------------------------------------------------------------------------------------------------------------------------------
Between  January 23, 2002 and November  15, 2002,  in those  jurisdictions  where we received  regulatory  approval,  American  Skandia offered the following  optional Death  Benefits.  For Annuity Owners who purchased  either of these optional Death Benefits  during the applicable  period,  the optional  Death  Benefits will be calculated  as described  below.  These  optional  Death  Benefits were only offered and must have been elected at the time you purchased your Annuity.
---------------------------------------------------------------------------------------------------------------------------------------

You can  purchase  either of two  optional  Death  Benefits  with your  Annuity to provide an  enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death  Benefit if you have elected any other  Optional  Death
Benefit.

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

---------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received regulatory approval.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Please refer to the section  entitled "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
---------------------------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented
---------------------------
when withdrawn.

"Death Benefit  Amount"  includes your Account Value and any amounts added to your Account Value under the basic Death Benefit when the
-----------------------
Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.

---------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional  Death Benefit is subject to a maximum of 50% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
---------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being measured  caused by a withdrawal,  equaling the percentage of the
            -----------------------
     withdrawal as compared to the Account Value as of the date of the  withdrawal.  For example,  if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction),  we will reduce both your Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all Proportional  Reductions,  each increasing daily until the Owner's date of death at a rate of 5.0%,  subject to a limit of 200% of the  difference  between the sum of all Purchase  Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any
         Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the  Account  Value as of the date we  receive in writing  "due  proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.

See Appendix C for examples of how the Guaranteed Minimum Death Benefit is calculated.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death
Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the  Guaranteed  Minimum Death Benefit at any time.
Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  from your  Account  Value if you  elect to  purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death  Benefit  costs 0.30% of the current  Death
Benefit.  The charges for these death  benefits are deducted in arrears each Annuity  Year.  No charge  applies after the Annuity Date.
We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an anniversary of the Issue  Date,  the charge will be  prorated.  During the first year after the Issue  Date,  the charge will be prorated  from the
Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first  deduct the amount of the charge  pro-rata  from the Account  Value in the  variable  investment  options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct your remaining  Account Value and terminate  your  Annuity.  We will  notify  you if your  Account  Value is  insufficient  to pay the  charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The  Annuity  Rewards  benefit  offers  Owners the  ability to capture  any market  gains  since the Issue Date of their  Annuity as an enhancement  to their current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the
Owner elects the benefit.  Under the Annuity  Rewards  benefit,  American  Skandia  guarantees  that the Death Benefit will not be less than:

              your  Account  Value in the  variable  investment  options  plus the  Interim  Value in any Fixed  Allocations  as of the
                  effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are determined by calculating  the percentage of the Account Value that each  withdrawal  represented when withdrawn.  For example,  a withdrawal of 50% of your Account Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The Annuity  Rewards Death Benefit  enhancement  does not affect the basic Death Benefit  calculation  or any Optional  Death  Benefits available  under the Annuity.  If the Death Benefit  amount  payable  under your  Annuity's  basic Death Benefit or any Optional  Death
Benefits you purchase is greater than the enhanced  Death  Benefit under the Annuity  Rewards  benefit on the date the Death Benefit is calculated,  your Beneficiary will receive the higher amount.  If your Annuity includes the Enhanced  Beneficiary  Protection  Optional
Death Benefit,  the enhanced Death Benefit under the Annuity Rewards  program will be considered when  calculating the amount due under the Enhanced Beneficiary Protection Optional Death Benefit.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following the eighth (8th)  anniversary of the Annuity's  Issue Date.
However,  the election is subject to the  requirement  that their  Account  Value on the election  date is greater than the amount that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the election  date  (including  any
Optional Death Benefits other than the Enhanced  Beneficiary  Protection Optional Death Benefit).  If an Owner is ineligible when he or she applies for the optional  benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any  subsequent  date if they  otherwise  qualify.  The election must occur before annuity  payments  begin.  An Owner can only elect the Annuity  Rewards Death
Benefit enhancement once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable  annuity  payments  (annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|     If death occurs  before the date Minimum  Distributions  must begin under the Code,  the Death Benefit can be paid out in either a lump sum,  within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary  (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Please contact  American  Skandia for additional  information on the  availability,  restrictions  and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes, there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the decedent  was not the Owner or Annuitant  as of the Issue Date and did not become the Owner or  Annuitant  due to the prior  Owner's or
Annuitant's  death.  Any Death Benefit  (including  either optional Death Benefit) that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant.  After the two-year  suspension period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer  the Death  Benefit to the AST Money Market  Sub-account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account Value includes  any  Credits we applied  to your  Purchase  Payments  that we are  entitled  to recover  under  certain  circumstances.  When determining  the  Account  Value on any day other than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the  Account  Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units  fluctuates with the market  fluctuations  of the Portfolios.  The value of the Units also  reflects the daily accrual for the Insurance  Charge and if you elected one or more optional  benefits  whose annual charge is  deducted  daily,  the  additional  charge  made for such  benefits.  There may be  several  different  Unit  Prices for each
Sub-account  to reflect the  Insurance  Charge and the charges for any  optional  benefits.  The Unit Price for the Units you  purchase will be based on the total  charges for the benefits  that apply to your Annuity.  See the section  entitled  "What Happens to My Units
When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion  of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To  determine  the Account  Value of a Fixed  Allocation  on any day other than its  Maturity  Date,  we multiply the
Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your
Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) days, we are required to return the Purchase  Payment at that time, unless you specifically  consent to our retaining the Purchase Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions  as of the date we receive at our Office all supporting  documentation  we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation Day.  However,  any purchase or redemption order or transfer request  involving the ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any  announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such  financial  transactions  involving  a ProFunds VP  Sub-account  will be  extended  to1/2hour prior to any  announced  closing
(generally,   3:30  p.m.  Eastern  time)  for  transactions  submitted  electronically  through  American  Skandia's  Internet  website
(www.americanskandia.com).  You cannot  request a transaction  involving  the  purchase,  redemption or transfer of Units in one of the
ProFunds VP  Sub-accounts  between the applicable  "cut-off" time and 4:00 p.m.  Transactions  received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional Benefit:  If you terminate the Guaranteed  Return Option program,  we will no longer deduct the charge we apply to purchase the optional  benefit.  On the date the charge no longer  applies,  your Annuity will become  subject to a different  daily asset-based  charge.  We will process a transaction  where your Account Value  allocated to the  Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that reflect the Insurance  Charge,  but not the charge for the optional  program that you  terminated.
The number of Units  attributed  to your  Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be increased.  The  adjustment  in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is  includible  in the  taxpayer's  gross  income and taxable in the year it is  received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled within the meaning of Code section 72(m)(7);
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract were  contributed  or deemed to be  contributed  more than one year prior to the annuity  starting  date under the  immediate  annuity;  and (b) the  annuity  payments  under the  immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments  made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction on the remaining life insurance  policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have  provided  summaries below of the types of tax-qualified  retirement plans with which we may issue an Annuity.  These summaries provide general  information about the tax rules and are not  intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and  restrictions that are in addition to the terms of the  Annuity.  The  application  of these rules  depends on  individual  facts and  circumstances.
Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Economic  Growth and Tax Relief  Reconciliation  Act  (EGTRRA):  Certain  states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you  consult  with your tax advisor to  determine  the status of your  state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code  allows  eligible  individuals  to  maintain  an  individual retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed, the  contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to establish an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
                                                                                                      ---
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2003 and later,  individuals  are required to use the rules under the 2002 Final  Regulations.  The 2002 Final  Regulations  contain a provision which  could  increase  the amount of  minimum  distributions  required  for  certain  individuals.  Under the 2002 Final  Regulations, individuals  are required to include in their annuity  contract  value the actuarial  value of any other benefits that will be provided under the annuity.  We and other annuity  providers are currently  seeking  clarification of this new rule. You should consult your tax adviser to determine the impact of this rule on your Minimum Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the  actual  life  expectancies  of the  participant  and the  spouse.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated  Beneficiary may generally take Minimum
Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount  that was not  properly  distributed.  Because of the many  recent  changes  to the  Minimum  Distribution  rules,  we  strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements for variable annuity contracts.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value  of, an  annuity  before  annuity  payments  have  begun is  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made  affecting  Account  Value,  such as  making additional  Purchase  Payments,  transfers,  exchanges  or  withdrawals.  We also send  quarterly  statements  detailing  the  activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual Maintenance
Fee, systematic withdrawals (including 72(t) payments and required minimum distributions),  bank drafting,  dollar cost averaging,  and static  rebalancing,  in quarterly  statements  instead of confirming  them  immediately.  You should review the  information  in these statements carefully.  You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections on  transactions  for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us  otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first  confirmed  on the quarterly  statement,  we assume all  transactions  are  accurate  unless you  notify us within 30 days from the date you  receive  the quarterly  statement.  All  transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive after the applicable
30-day  period.  We may also send an annual  report  and a  semi-annual  report  containing  applicable  financial  statements  for the
Separate  Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI").  American  Skandia markets its products to  broker-dealers  and financial  planners  through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently offers the following products:  (a) flexible  premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b)
certain  other fixed  deferred  annuities  that are not  registered  with the SEC;  (c) both fixed and  variable  immediate  adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and on that date, the ultimate  parent company of American  Skandia,  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia  U.S.  Inc.,  a Delaware  corporation,  from
Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.  The  transaction  is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company  whose  subsidiary  companies  serve  individual  and  institutional customers  worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance companies in the U.S.
These companies  offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement  related services and  administration,  asset management,  securities  brokerage,  banking and trust services, real estate brokerage franchises, and relocation services.

No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its annuity and variable life insurance  contracts.  However,  following the closing of the acquisition,  Prudential  Financial will exercise  significant  influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the payout  period,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general  account.  Assets  supporting  variable annuity payment options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the  Annuities  issued by
American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Sub-accounts of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B". Separate
Account B was  established  by us pursuant to  Connecticut  law on November  25,  1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  The name of each Sub-account generally  corresponds to the name of the underlying  Portfolio.  Each Sub-account in Separate
Account B may have several  different  Unit Prices to reflect the Insurance  Charge and the charges for any optional  benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B. Separate  Account B is registered  with the
SEC under the Investment  Company Act of 1940  ("Investment  Company Act") as a unit  investment  trust,  which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate  Account B was organized as a single  separate  account with six different  Sub-account  classes, each of which was registered as a distinct unit investment trust under the Investment  Company Act.  Effective  November 18, 2002, each
Sub-account  class of Separate  Account B will be  consolidated  into the unit  investment  trust formerly named American  Skandia Life
Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  which will  subsequently be renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have  multiple Unit Prices to reflect the daily charge deducted for each  combination  of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional  benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation  of Separate Account B will have no impact on Annuity Owners.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate Account D, also referred to as "Separate  Account D". Such obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Account  Value  allocated  to that
Sub-account.  Owners  have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will furnish  those  Owners who have Account  Value  allocated  to a  Sub-account  whose underlying  mutual fund  portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are solicited by registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation for providing  ongoing service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate performance for the  Sub-accounts are found in the Statement of Additional  Information,  including how we account for Credits in these performance  measures.  This  information  may help you  review the  performance  of the  investment  options  and  provide a basis for comparison with other  annuities.  This  information  may be less useful when comparing the performance of the investment  options with other  savings or  investment  vehicles.  Such other  investments  may not provide  some of the  benefits of  annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment  vehicles may not receive the  beneficial  tax treatment given to annuities under the Code.

We may advertise the  performance  of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard  Total Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a  Sub-account,  if less).  "Standard Total Return"  figures assume that the applicable  Insurance  Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any  Contingent  Deferred Sales Charge that would apply upon  surrender is also deducted.  "Standard  Total Return"  figures do not take into  consideration  any Credits.  "Non-standard
Total  Return"  figures  include any  performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard
Total  Returns  are  calculated  in the same  manner as  standardized  returns  except  that the  figures  may not reflect all fees and charges.  In  particular,  they  may  assume  no  surrender  at the end of the  applicable  period  so that the  CDSC  does not  apply.
"Non-standard  Total Return"  figures may assume Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the cumulative  amount of
Purchase  Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the  Credits  applicable  to your
Annuity (see "How do I Receive  Credits?").  Standard  and  Non-standard  Total  Returns  will not reflect the  additional  asset-based charges  that are deducted  when you elect any  optional  benefits.  The  additional  cost  associated  with any optional  benefits you elected will reduce your performance.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  Portfolios  prior to the  existence of the
Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the performance of money market-type  Sub-accounts  using a measure of the "current and effective yield".  The current yield of a money  market-type  Sub-account is calculated  based upon the previous  seven-day  period ending on the date of calculation.
The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a
Sub-account.  The current and effective  yields reflect the Insurance  Charge and the charge for any optional  benefits (if applicable)
deducted against the Sub-account.  In a low interest rate environment,  yields for money market-type  Sub-accounts,  after deduction of the  Insurance  Charge,  and the charge for any  optional  benefits  (if  applicable)  may be negative  even  though the yield  (before deducting for such charges) is positive.  Current and effective yield  information  will fluctuate.  This information may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time,  or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional  asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the total amount of asset-based  charges  assessed  against each  Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's  Public  Reference  Section,  450 Fifth  Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy those  registration statements and exhibits  thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's Regional
Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL. These documents, as well as documents incorporated by reference,  may also be obtained through the SEC's Internet Website  (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2002 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040
       OR for express mail American Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure to
       send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information through Skandia's  Telephone Automated Response System (STARS) and at  www.americanskandia.com,  our
Internet  Website.  Our Customer  Service  representatives  are also available  during  business hours to provide you with  information about your account.  You can request  certain  transactions  through our  telephone  voice  response  system,  our Internet  Website or through a customer service  representative.  You can provide authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an investment  professional,  to access your account information and perform certain transactions on your  account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means and whether you wish to  authorize a third party to perform any such  transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet
Website.  This may include a Personal  Identification  Number  (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA (dollars in thousands)

The following table summarizes information with respect to the operations of the Company:

                                                       For the Year Ended December 31,
                                      2002            2001            2000           1999           1998
                                      ----            ----            ----           ----           ----
STATEMENTS OF INCOME DATA
Revenues:
Annuity and life insurance       $    370,004     $    388,696   $    424,578    $    289,989   $    186,211
   charges and fees (a) (b)
Fee income (b)                         97,650          111,196        130,610          83,243         50,839
Net investment income                  19,632           20,126         18,595          11,477         11,130
Net realized capital (losses)
   gains and other revenues (e)        (7,438)           2,698          4,195           3,688          1,360
                                 -------------    ------------   ------------    ------------   ------------

Total revenues                   $    479,848     $    522,716   $    577,978    $    388,397   $    249,540
                                 ============     ============   ============    ============   ============

Benefits and Expenses:
Annuity and life insurance       $      3,391     $      1,955   $        751    $        612   $        558
benefits
Change in annuity and life
   insurance policy reserves            2,741          (39,898)        49,339            (671)         1,053
   (c)
Guaranteed minimum death
   benefit claims, net of              23,256           20,370          2,618           4,785              -
   hedge (b)
Return credited to contract             5,196            5,796          8,463          (1,639)        (8,930)
owners
Underwriting, acquisition and
   other insurance expenses           188,728          196,755        150,597         125,434         86,306
Amortization of deferred
   acquisition costs (b) (d)          510,059          224,047        184,616          83,861         86,628
Interest expense                       14,544           73,424         85,998          69,502         41,004
                                 ------------     ------------   ------------    ------------   ------------

Total benefits and expenses      $    747,915     $    482,449   $    482,382    $    281,884   $    206,619
                                 ============     ============   ============    ============   ============

Income tax (benefit) expense     $   (102,810)    $      7,168   $     30,779    $     30,344   $      8,154
                                 ============     ============   ============    ============   ============

Net (loss) income                $   (165,257)    $     33,099   $     64,817    $     76,169   $     34,767
                                 ============     ============   ============    ============   ============

STATEMENTS OF FINANCIAL
CONDITION DATA
Total assets (b)                 $ 23,708,585     $ 28,009,782   $ 31,702,705    $ 30,881,579   $ 18,848,273
                                 ============     ============   ============    ============   ============

Future fees payable to parent    $    708,249     $    799,472   $    934,410    $    576,034   $    368,978
                                 ============     ============   ============    ============   ============

Surplus notes                    $    110,000     $    144,000   $    159,000    $    179,000   $    193,000
                                 ============     ============   ============    ============   ============

Shareholder's equity             $    683,061     $    577,668   $    496,911    $    359,434   $    250,417
                                 ============     ============   ============    ============   ============

a.       On annuity and life insurance sales of $3,472,044, $3,834,167, $8,216,167, $6,862,968, and $4,159,662, during the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively, with contract owner assets under management of $21,894,636,
     $26,017,847, $29,751,822, $29,396,693, and $17,854,761, as of December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
b.       These items are significantly impacted by equity market volatility.
c.       For the year ended December 31, 2000, change in annuity and life insurance policy reserves reflected increases to those reserves for guaranteed minimum death benefit ("GMDB") exposure.  For the year ended December 31, 2001, the Company changed certain of its assumptions related to its GMDB exposure resulting in a benefit to operations.  See Results of Operations in
     Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") for a further discussion.
d.       During the year ended December 31, 2002, the Company recorded an acceleration of amortization of $206,000 against the deferred acquisition cost asset.  See the MD&A for a further discussion.
e.       Net realized capital (losses) gains and other revenues include $5,845 of net realized capital losses on sales of securities during 2002 and an other than temporary impairment charge of $3,769 recorded during 2002 on the Company's equity securities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS (dollars in thousands)

Management's  Discussion  and  Analysis  of  Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

 Results of Operations
 ---------------------

Annuity and life insurance sales were  $3,472,044,  $3,834,167 and $8,216,167,  in 2002, 2001 and 2000,  respectively.  The decrease in sales in 2002 and 2001 was  primarily  the result of the  general  decline in sales in the  industry,  attributed  in large part to the continued  uncertainty  in the equity  markets.  In addition,  the Company  believes  uncertainty  regarding  its future  ownership has adversely  impacted  sales,  primarily in the latter part of 2002. The Company  announced,  in the first quarter of 2002, its intention to focus on the growth of its core variable annuity business.

Average assets under management totaled  $23,637,559 in 2002,  $26,792,877 in 2001 and $31,581,902 in 2000,  representing a decrease of
12% and 15% in 2002 and 2001,  respectively,  due primarily to weak equity markets.  The decrease in annuity and life insurance charges and fees and fee income before  surrender  charge income and reinsurance  was consistent  with the decline in assets under  management.
Surrender  charge  income  increased  in 2002 as compared to 2001.  This was caused by higher  lapses when  compared to the  applicable prior year periods,  and was primarily  attributable,  the Company believes,  to concerns by contract holders,  rating agencies and the
Company's  distribution  channels,  surrounding  the  uncertainty  in the equity markets and its impact on variable  annuity  companies generally and, prior to the  announcement of the  Acquisition,  uncertainty  concerning the Company's future (See Liquidity and Capital
Resources for rating agency actions).

Net realized  capital losses in 2002 were primarily  from $9,593 of losses on sales and $3,769 of  other-than-temporary  impairments of mutual  fund  investments  that are held in support of a deferred  compensation  program for certain of the  Company's  employees.  The deferred  compensation  program losses were offset by net gains of $3,746 during 2002 on sales of fixed  maturities.  Included in those net gains on sales of fixed  maturities for 2002,  was a realized loss of  approximately  $1,236 on the sale of a WorldCom,  Inc. bond.
The net capital gains in 2001 related primarily to sales of fixed maturity  investments,  were partially offset by losses on securities in the fixed maturity  portfolio.  The most significant loss was $2,636 related to Enron  securities.  In addition net realized capital losses of $3,534 in 2001 were  incurred  due to sales of mutual  fund  holdings  in support  of the  Company's  non-qualified  deferred compensation program.

The change in annuity and life insurance  policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks.  During 2001, the Company's  Guaranteed Minimum Death Benefit ("GMDB") reserve decreased $43,984,  as the result of an update of certain  reserve  assumptions  as to risks  inherent  in the  benefit.  Previous  assumptions  had been  based on  statutory  valuation principles as an  approximation  for U.S.  GAAP. In addition,  future  mortality  rates were lowered in 2001 to reflect  favorable past experience.  However,  offsetting  the resulting  increase in earnings and equity as a result of changes in the GMDB liability in 2001, assumptions  related to GMDB claim costs were also updated in the  calculation  of the deferred  acquisition  cost asset,  resulting in additional amortization of this asset.

The Company uses derivative  instruments,  which consist of equity option contracts for risk management  purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB  exposure  associated  with equity market  fluctuations.  GMDB claims,  net of hedge,  consist of GMDB claims offset by the mark to market and realized capital  gain/loss  results of the Company's option contracts.
During 2002 and 2001, the  fluctuations in GMDB claims,  net of hedge,  were driven by an increase in hedge related benefits of $19,776 and $14,646,  respectively.  Hedge related  benefits were  partially  offset by increases in GMDB claims of $22,662 and $32,398  during
2002 and 2001, respectively.

Return  credited to contract  owners  consists  primarily of net investment  results from the Company's  fixed,  market value adjusted, separate account  investment  option and changes in the Company's  experience rated reinsurance  receivables.  The decrease in 2002 was primarily due to increased net investment  results on the Company's fixed,  market value adjusted,  separate account investment option.
As the equity markets  decline,  movement from variable  investment  options to fixed investment  options,  primarily due to one of the
Company's product features,  has increased the assets invested in the fixed separate account  investment  option.  Included in 2002 net investment  results is $9,849 of realized  and  unrealized  losses on certain  securities,  of which $5,427  related to WorldCom,  Inc.
bonds. The increase in net investment  results was partially offset by a decrease in experience rated  reinsurance  receivables in 2002 due to unfavorable  experience on certain blocks of variable annuity  business.  In 2001,  return credited to contract owners decreased primarily due to favorable  experience on certain blocks of variable  annuity  contracts  increasing the experience  rated  reinsurance receivable.  Partially offsetting the 2001 decrease is net investment losses of $1,662 related to Enron securities.

Underwriting, acquisition and other insurance expenses for 2002, 2001 and 2000 were as follows:

                                                        2002              2001               2000
                                                        ----              ----               ----
Commissions and purchase credits                         $   287,612       $   248,187         $   430,743
General operating expenses                                   145,438           157,704             214,957
Acquisition costs deferred                                  (244,322)         (209,136)           (495,103)
                                                         -----------       -----------         -----------
Underwriting,   acquisition   and   other   insurance
     expenses                                            $   188,728       $   196,755         $   150,597
                                                         ===========       ===========         ===========

New products  launched,  as well as a larger  proportion  of sales of products  with higher  commissions  as compared to 2001 led to an increase in commissions  and purchase  credits during 2002.  Lower sales and asset levels led to a decrease in commissions and purchase credits during 2001.  Partially  offsetting this decline in 2001, the company  launched a commission  promotion  program that increased commissions as a percentage of new sales.  Commission promotions in 2002 were approximately equivalent as compared to 2001.

General operating expenses decreased during 2002 and 2001 as a result of lower sales-based  compensation,  as well as expense reduction programs  implemented during 2001 and continued strong expense management in 2002.  Variable  compensation and long-term incentive plan expenses have decreased due to the slowdown in sales and the decline in the equity markets.

Amortization of deferred  acquisition costs increased over the past two years, in general,  due to the further depressed equity markets in 2002 and 2001,  thereby  decreasing  expectations  of future  gross  profits  and actual  gross  profits  from asset  based fees and increased  expected and actual claim costs  associated with minimum death benefit  guarantees.  During 2002, the Company also performed a  recoverability  study and an analysis of its  short-term  assumptions of future gross profits and  determined  those  assumptions of future profits to be excessive.  This analysis  resulted in a current year  acceleration of  amortization of $206,000.  During 2002 and
2001, the Company also updated its future  estimated  gross profits with respect to certain  mortality  assumptions  reflecting  actual experience and the decline in the equity markets resulting in additional  increased  amortization.  See Note 2 of Notes to Consolidated
Financial Statements for a further discussion on amortization of deferred acquisition costs.

Interest  expense  decreased  during 2002 primarily due to lower interest  expense  related to the future fees payable to ASI liability
(See Note 8).  Interest  expense on these  obligations  is driven by the cash flows from the  underlying  annuity  contracts  acting as collateral.  Due to the  depressed  asset  values of those  annuity  contracts  driven by the decline in the equity  markets,  the cash flows,  and therefore the interest  expense,  decreased  from prior year levels.  Interest  expense  decreased in 2001 as a result of a reduction in borrowing.

The  Company's  income tax  (benefit)  expense  varies  directly  with  increases or decreases in (loss)  income from  operations.  The effective income tax rate varied from the corporate rate of 35% due primarily to the deduction for dividends received.

Total assets and  liabilities  decreased  $4,301,197  and  $4,406,590,  respectively,  from  December 31,  2001.  This change  resulted primarily from the declining equity markets.

 Significant Accounting Policies
 -------------------------------

 Deferred Acquisition Costs

The costs of acquiring  new  business,  which vary with and are  primarily  related to new business  generated,  are  deferred,  net of reinsurance.  These costs include  commissions,  purchase credits,  costs of contract issuance,  and certain selling expenses that vary with production.

The Company  uses the  retrospective  deposit  method for  amortizing  deferred  acquisition  costs.  This  method  results in deferred acquisition  costs being amortized in proportion to expected gross profits from surrender  charges and policy and asset based fees, net of operating and claim costs.  The deferred  acquisition cost asset is adjusted  retrospectively  and  prospectively  when estimates of current and future  gross  profits to be realized  from a group of products are  revised.  Critical  assumptions  in  estimating  gross profits  include those for  surrenders,  long-term fund growth rate,  expenses and death  benefits.  The long-term fund growth rate, in large part,  determines the estimated  future asset levels on which the most significant  revenues are based.  The Company's  long-term fund growth rate  assumption is 8% (net of charges  assessed  against the underlying  mutual fund,  but before charges  assessed at the separate  account and  contract  level).  When current  period  actual  asset  growth is greater or less than the  Company's  long-term expectation,  the Company  adjusts the  short-term  asset growth rate to a level that will allow the  Company,  in the  short-term,  to resume the long-term  asset growth rate  expectation.  The short-term  asset growth rate is subject to constraints  surrounding  actual market  conditions.  If the Company's  long-term fund growth rate assumption was 7% instead of 8%, the Company's  deferred  acquisition cost asset at December 31, 2002 would be reduced by $26,273.

 Future Fees Payable to ASI

In a series of transactions with ASI, the Company  transferred  certain rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds from the transfers have been recorded as a liability and are being  amortized over the remaining  surrender  charge period of the  designated  contracts  using the interest  method.  The Company did not  transfer the right to receive  future fees and charges after the expiration of the surrender charge period.

In connection with these transactions,  ASI, through special purpose trusts, issued  collateralized notes in private placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

Under the terms of the securitization  purchase  agreements,  the rights transferred  provide for ASI to receive a percentage (60%, 80%
or 100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges, after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the  consideration  received less principal repayments  according to  amortization  schedules that were  developed at the inception of the  transactions.  If actual  mortality and expense  charges  and  contingent  deferred  sales  charges  are less than those  projected  in the  original  amortization  schedules, calculated on a transaction by transaction  basis,  ASI has no recourse  against the Company.  As account  values  associated  with the designated  contracts  have declined,  consistent  with the overall  decline in the equity  markets,  historical  mortality and expense charges have been lower than expected on certain  transactions  and it is likely that future  mortality and expense  charges,  on those same  transactions,  will be lower than originally  projected.  As a result, the ultimate cash flows associated with these transactions that will transfer to ASI may be lower than the current carrying amount of the liability.

The Company has determined,  using  assumptions for lapses,  mortality,  free withdrawals and a long-term fund growth rate of 8% on the
Company's assets under management, that the present value of future payments to ASI would be $429,773.

 Deferred Taxes

The Company  evaluates the necessity of recording a valuation  allowance against its deferred tax asset in accordance with Statement of
Financial  Accounting  Standards  No. 109,  Income Taxes ("SFAS  109").  In  performing  this  evaluation,  the Company  considers  all available  evidence in making the  determination  as to whether it is more likely than not that deferred tax assets are not realizable.
For the Company,  that evidence  includes:  cumulative U.S. GAAP pre-tax income in recent years past,  whether or not operating  losses have  expired  unused in the past,  the  length  of  remaining  carryback  or  carryforward  periods,  and net  taxable  income or loss expectations in early future years.  The net taxable income or loss projections are based on profit  assumptions  consistent with those used to amortize deferred acquisition costs (see above discussion on deferred acquisition costs).

As of December 31, 2002, the Company has  approximately  $361,000  gross deferred tax assets related  principally to net operating loss carryforwards  that  expire in 2016 and 2017 and  insurance  reserve  differences.  After  considering  the  impact of gross  reversing temporary  liabilities of $323,000,  the Company  estimates that the Company will generate  sufficient  taxable income to fully utilize gross deferred tax assets within 2 years (prior to the expiration of the net operating losses).

Liquidity and Capital Resources

The Company's  liquidity  requirements have generally been met by cash from insurance  operations,  investment  activities,  borrowings from ASI, reinsurance, capital contributions and securitization transactions with ASI (see Note 8).

The Company's cash from insurance  operations is primarily comprised of fees generated off of assets under management,  less commission expense on sales,  sales and marketing  expenses and other operating  expenses.  Fund performance driven by the equity markets directly impact assets under  management  and  therefore,  the fees the Company can generate off of those assets.  During 2002 and 2001,  assets under  management  declined  consistent  with the equity market  declines  resulting in reductions  in fee revenues.  In addition,  the equity markets impact sales of variable  annuities.  As sales have declined in a declining  equity market,  non-promotional  commission expense  declined,  however,  in order to boost sales levels,  the Company has offered various sales  promotions  increasing the use of cash for commission expense.

In order to fund the cash strain generated from  acquisition  costs on current sales, the Company has relied on cash generated from its direct  insurance  operations  as well as  reinsurance  and  securitization  transactions.  The Company has used  modified  coinsurance reinsurance  arrangements  whereby  the  reinsurer  shares  in the  experience  of a  specified  book of  business.  These  reinsurance transactions  result in the Company  receiving  from the  reinsurer  an upfront  ceding  commission  on the book of  business  ceded in exchange  for the  reinsurer  receiving , the future fees  generated  from that book of business.  These  reinsurance  agreements  also mitigate the  recoverability  risk associated with the payment of up-front  commissions and other  acquisition  costs.  Similarly,  the
Company has entered into  securitization  transactions  whereby the Company  issues to ASI, in exchange for cash,  the right to receive future  fees  generated  off of a  specific  book of  business.  On April 12,  2002,  the  Company  entered  into a new  securitization transaction with ASI. This  transaction  covers  designated  blocks of business issued from November 1, 2000 through December 31, 2001.
The estimated present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was approximately $101,713.

As of December 31, 2002, 2001 and 2000, the Company had short-term borrowings of $10,000,  $10,000 and $10,000,  respectively,  and had long-term surplus notes liabilities of $110,000,  $144,000 and $159,000,  respectively.  During 2002, the Company borrowed $263,091 and paid back  $263,091  related  to  short-term  borrowing.  During  2002 and 2001,  the  Company  received  permission  from the State of
Connecticut  Insurance  Department  to pay down surplus notes in the amount of $34,000 and $15,000,  respectively.  See Notes 14 and 15 of Notes to Consolidated Financial Statements for more information on surplus notes and short-term borrowing, respectively.

As of December 31, 2002,  2001 and 2000,  shareholder's  equity  totaled  $683,061,  $577,668 and $496,911,  respectively.  The Company received  capital  contributions  of $259,720  and $48,000  from ASI during 2002 and 2001,  respectively.  Of this,  $4,520 and $2,500, respectively,  was used to support its  investment in Skandia Vida.  Net (loss) income of ($165,257)  and $33,099,  for the years ended
December 31, 2002 and 2001, respectively, contributed to the respective changes in shareholder's equity in 2002 and 2001.

The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report  information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements  are intended to allow insurance  regulators to identify  companies that may need  regulatory  attention.  The RBC model law requires  that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks. The formula includes  components for asset risk,  insurance risk,  interest rate risk and business  risk.  The Company has complied  with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

During 2002, all of the major rating agencies  reviewed the U.S. life insurance sector,  including the Company.  Based on these reviews the rating  agencies  have evolving  concerns  surrounding  the risk profile of variable  annuity  companies  due to their  significant exposure to equity market performance.  This exposure has resulted,  and may continue to result, in earnings  volatility.  Based on the reviews made during 2002, the following ratings actions took place:

On May 8, 2002, Fitch Ratings downgraded the Company's "insurer financial strength" rating to A+ from AA- with a "stable" outlook.

On September  19, 2002,  Fitch Ratings  lowered the  Company's  "insurer  financial  strength"  rating to A- from A+ with an "evolving"
outlook.

On September 27, 2002, A.M. Best Co. lowered the Company's "financial strength" rating to A- from A with negative implications.

On October 16, 2002,  Standard and Poor's lowered the Company's  "counter party credit" and "financial  strength" ratings to A- from A+
with a negative outlook and removed the Company from Credit Watch.

Subsequent to the announcement of the Acquisition, Standard and Poor's placed the Company on CreditWatch with positive implications.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes  that it is well  positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning concerns and supplemental  retirement  needs.  The  Company  has  renewed  its focus on its core  variable  annuity  business,  offering  innovative long-term  savings and income  products,  strengthening  its wholesaling  efforts and providing  consistently  good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits affiliation among banks,  securities firms and insurance  companies.  This  legislative  change has created  opportunities  for  continued  consolidation  in the  financial  services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could  impact the Company  such as pension  reform and capital  gains and estate tax changes.
These include the proposed  exclusion from tax for corporate  dividends,  potential changes to the deductibility of dividends  received from the  Company's  separate  accounts and newly  proposed  tax-advantaged  savings  programs.  Additional  pension  reform may change current  tax  deferral  rules  and allow  increased  contributions  to  retirement  plans,  which  may lead to  higher  investments  in tax-deferred  products and create growth  opportunities for the Company. A capital gains tax reduction may cause tax-deferred  products to be less attractive to consumers, which could adversely impact the Company.

In addition,  NAIC statutory  reserving  guidelines and/or  interpretations of those guidelines may change in the future.  Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

 Forward Looking Information
 ---------------------------

The Private  Securities  Litigation  Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for  forward-looking  statements,  so long as those  statements are identified as  forward-looking,  and the statements are accompanied by meaningful  cautionary  statements that identify  important  factors that could cause actual results to differ  materially from those discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and  Analysis of Financial  Condition  and Results of  Operations  is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These forward-looking  statements rely on a number of assumptions  concerning future events, and are subject to a number of significant uncertainties  and results may differ  materially  from these  statements.  You should not put undue reliance on these  forward-looking statements.  We disclaim  any  intention  or  obligation  to update or revise  forward-looking  statements,  whether as a result of new information, future events or otherwise.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest  rates and equity  prices.  The  following  discussion  focuses on specific  exposures  the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks,  and includes  "forward-looking  statements"  that involve  risk and  uncertainties.  The  discussion  is limited to  financial  instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. At December 31, 2002, 91% of assets held under management by the Company are in non-guaranteed  Separate  Accounts for which the Company's  interest rate and equity market exposure is not  significant,  as the contract owner assumes  substantially  all of the investment risk. Of the remaining 9% of assets, the interest rate risk from contracts that carry interest rate exposure is managed through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2002,  the Company held fixed  maturity  investments  in its general  account that are sensitive to changes in interest rates.  These  securities are held in support of the Company's fixed immediate  annuities,  fixed  supplementary  contracts,  the fixed investment  option offered in its variable life insurance  contracts,  and in support of the Company's  target  solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these  investments.  All  investments are investment  grade corporate securities, government agency or U.S. government securities.

The Company's  deferred annuity  products offer a fixed  investment  option which subjects the Company to interest rate risk. The fixed option  guarantees a fixed rate of interest for a period of time selected by the contract  owner.  Guarantee  period options  available range  from one to ten  years.  Withdrawal  of funds,  or  transfer  of funds to  variable  investment  options,  before the end of the guarantee period subjects the contract owner to a market value adjustment  ("MVA").  In the event of rising interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining interest rates,  which make the fixed maturity  securities  underlying the guarantee  more  valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed  option,  from  calculation  of the MVA,  should  substantially  offset the  increase or decrease in the market value of the securities  underlying the guarantee.  The Company  maintains  strict  asset/liability  matching to enable this offset.  However,  the Company  still takes on the default risk for the  underlying  securities,  the interest rate risk of reinvestment of interest  payments and the risk of failing to maintain the  asset/liability  matching  program with respect to duration and convexity.

Liabilities held in the Company's  guaranteed  separate  account as of December 31, 2002 totaled  $1,828,048.  Assets,  primarily fixed income  investments,  supporting  those  liabilities had a fair value of $1,828,048.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities  and assets at December 31, 2002.  The analysis  showed that an immediate  decrease of 100 basis points in interest  rates would result in a net increase in  liabilities  and the  corresponding  assets of  approximately  $69,150 and
$68,500,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December  31,  2001,  showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800 and $39,900, respectively.

 Equity Market Exposure
 ----------------------

The primary  equity  market risk to the Company  comes from the nature of the variable  annuity and variable  life products sold by the
Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets under  management.
In a market  decline,  this  income will be reduced.  This could be further  compounded  by  customer  withdrawals,  net of  applicable surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed above. A 10% decline in the market value of the assets under management at December 31, 2002,  sustained  throughout 2003, would result in an approximate drop in related mortality and expense charges and annual fee income of $36,350.

Another equity market risk exposure of the Company  relates to guaranteed  minimum death benefit  payments.  Declines in equity markets and,  correspondingly,  the performance of the funds underlying the Company's  products,  increase exposure to guaranteed minimum death benefit payments. As discussed in Note 2D of the consolidated  financial statements,  the Company uses derivative  instruments to hedge against  the risk of  significant  decreases  in  equity  markets.  Prior to the  implementation  of this  program,  the  Company  used reinsurance to mitigate this risk.

The Company has a portfolio of equity  investments  consisting  of mutual funds,  which are held in support of a deferred  compensation program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline;  however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates  of interest  rate risk and equity  price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the uncertainty of future interest rate movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance  Company  Ltd.) as of December 31, 2002 and 2001,  and the related consolidated  statements of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December 31,
2002. These consolidated  financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December  31, 2002,  in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                   (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559
                                                                     --------------- ---------------

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549
                                                                     --------------- ---------------

     Total assets                                                    $    23,708,585 $    28,009,782
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549
                                                                     --------------- ---------------

     Total liabilities                                                    23,025,524      27,432,114
                                                                     --------------- ---------------

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761
                                                                     --------------- ---------------

     Total shareholder's equity                                              683,061         577,668
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782
                                                                     =============== ===============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                            (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883
                                                                  ------------  ------------  ------------

   Total revenues                                                      479,848       522,716       577,978
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463
                                                                  ------------  ------------  ------------

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998
                                                                  ------------  ------------  ------------

                                                                       713,331       494,226       421,211
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         747,915       482,449       482,382
                                                                  ------------  ------------  ------------

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779
                                                                  ------------  ------------  ------------

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817
                                                                  ============  ============  ============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
 As of December 31, 1999                      $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of  $5,618,  ($140)  and $454 for  2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                            (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
                                                                        ----------  ----------  ----------
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)
                                                                        ----------  ----------  ----------

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
                                                                        ----------  ----------  ----------
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)
                                                                        ----------  ----------  ----------

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
                                                                        ----------  ----------  ----------
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196
                                                                        ----------  ----------  ----------

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
                                                                        ==========  ==========  ==========
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
                                                                        ==========  ==========  ==========
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                                                        ==========  ==========   =========
                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2002
                                                        (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation ("ASLAC" or the "Company"),  with its principal offices in Shelton,  Connecticut, is a wholly-owned  subsidiary of American Skandia,  Inc. ("ASI").  On December 19, 2002, Skandia Insurance Company Ltd. (publ)
         ("SICL"),  an insurance  company  organized  under the laws of the Kingdom of Sweden,  and the ultimate  parent company of the
         Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential
         Financial"),  whereby  Prudential  Financial  will  acquire the Company and  certain of its  affiliates  (the  "Acquisition").
         Consummation of the  transaction is subject to various  closing  conditions,  including  regulatory  approvals and approval of certain  matters by the board of  directors  and  shareholders  of the mutual  funds  advised by American  Skandia  Investment
         Services, Inc. ("ASISI"), a subsidiary of ASI.  The transaction is expected to close during the second quarter of 2003.

         The Company develops long-term savings and retirement  products,  which are distributed  through its affiliated  broker/dealer company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company currently issues term and variable  universal life insurance and variable  deferred and immediate  annuities for  individuals  and groups in the United States of America and its territories.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in  Mexico.  Skandia  Vida had  total  shareholder's  equity  of  $5,023  and  $4,179  as of  December  31,  2002,  and  2001,
         respectively.  Skandia Vida has generated net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.  As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia  Vida to SICL.  The
         Company has filed for required  regulatory  approvals from the State of Connecticut  and Mexico related to the sale of Skandia
         Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity  with  accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Skandia  Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances  between the Company and Skandia Vida have been  eliminated  in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
                  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
                  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage the economic risks associated with guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and unrealized gains and losses are reported in the  Consolidated  Statements of
                  Income,  together with GMDB claims expense,  as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.
                  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                  Effective  April 1, 2001, the Company  adopted the Emerging  Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest  Income and  Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial  Assets."
                  Under the consensus,  investors in certain asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value. If the fair value of the  asset-backed  security has declined below its carrying  amount and the decline is determined to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001, the Financial Accounting  Standards Board ("FASB") issued Statement of Financial Accounting  Standards.
                  No. 142  "Accounting  for  Goodwill  and  Intangible  Assets"  ("SFAS  142").  Under the new  standard,  goodwill and intangible  assets  deemed to have  indefinite  lives  will no  longer be  amortized  but will be  subject  to annual impairment  tests in accordance  with the new standard.  Other  intangible  assets will continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of
                  2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments
         -----------

                  The Company has classified its fixed maturity  investments as  available-for-sale  and, as such,  they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity  securities  held in support of a deferred  compensation  plan (see Note 12) as available-for-sale.  Such  investments are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than  temporary  impairment  charges are  determined  based on an analysis  that is  performed on a security by security basis and includes quantitative and qualitative factors.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments
         ----------------------

                  The Company uses derivative instruments,  which consist of equity put option contracts, for risk management purposes, and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity market fluctuations.  As the equity markets decline,  the Company's  exposure to future GMDB claims  increases.  Conversely, as the equity  markets  increase  the  Company's  exposure to future GMDB claims  decreases.  The claims  exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the Company's fair value hedges do not qualify as  "effective"  hedges and, therefore,  hedge accounting may not be applied.  Accordingly,  the derivative  investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of  December  31,  2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives was an unrealized gain of $1,434 and an unrealized loss of $3,715,  respectively.  The amount of realized and unrealized  gains (losses) on the Company's  derivatives  recorded during the years ended December 31, 2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents
         ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002,  $50 of cash  reflected on the Company's  financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses
                  ------------------------

                  Licenses to do business  in all states have been  capitalized  and  reflected  at the  purchase  price of $6,000 less accumulated  amortization  of $2,038 at December 31, 2002.  Due to the adoption of SFAS 142, the cost of the licenses is no longer being  amortized but is subjected to an annual  impairment  test.  As of December 31, 2002,  the Company estimated the fair value of the state insurance licenses to be in excess of book value and, therefore,  no impairment charge was required.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes
                  ------------

                  The Company is  included in the  consolidated  federal  income tax return  filed by Skandia  U.S.  Inc.  and its U.S.
                  subsidiaries.  In  accordance  with the tax sharing  agreement,  the federal  income tax  provision  is computed on a separate return basis as adjusted for consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover  the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred  income taxes reflect the net tax effects of temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract  owner  account  values or separate accounts for mortality and expense risks,  administration  fees, surrender charges and an annual maintenance fee per  contract.  Revenues for  mortality  and expense  risk  charges and  administration  fees are  recognized  as assessed  against the contract  holder.  Surrender charge revenue is recognized when the surrender charge is assessed against the contract  holder at the time of surrender.  Annual  maintenance  fees are earned  ratably  throughout the year.

                  Benefit  reserves  for the  variable  investment  options on annuity  contracts  represent  the account  value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate  annuity and  supplementary  contracts  with life  contingencies  consist of certain charges against contract owner account values including  mortality and expense risks and  administration  fees. These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable immediate  annuity  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

                  Revenues for the market value adjusted  fixed  investment  option on annuity  contracts  consist of separate  account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return credited to contract owners on the  consolidated  statements of income.  Benefit  reserves for these contracts represent the account value of the contracts plus a

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the extent in excess of the separate account assets, typically for the market value adjustment at the reporting date.

                  Revenues for fixed immediate  annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment  income,  reported as a component of return  credited to contract  owners.  Revenues  for fixed  immediate annuity contracts with life  contingencies  consist of single premium payments  recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts  are based on  applicable  actuarial  standards  with assumed interest  rates that vary by issue  year and are  included  in the  general  account  reserve  for future  policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life insurance  contracts  consist of charges against contract owner account values or separate accounts for  mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and surrender charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed  against the contract  holder.  Benefit  reserves for variable life insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

         I.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to new business generated,  are being deferred,  net of reinsurance.  These costs include commissions,  purchase credits,  costs of contract issuance,  and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred  acquisition  costs being  amortized in proportion to expected  gross profits,  from  surrender  charges and policy and asset based fees,  net of operating  and claim  costs.  The  deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products are revised.  Critical assumptions in estimating gross profits include those for surrenders,  long-term fund growth rate,  expenses and death  benefits.  The long-term fund growth rate, in large part,  determines the estimated future asset  levels on which the most  significant  revenues are based.  The  Company's  long-term  fund growth rate assumption is 8% (net of charges  assessed  against the underlying  mutual fund,  but before charges  assessed at the separate account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term  expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company, in the  short-term,  to resume the  long-term  asset growth rate  expectation.  The  short-term  asset growth rate is subject to constraints surrounding actual market conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                                                                 ----            ----            ----
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                                                            -------------   -------------   -------------
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192
                                                            =============   =============   =============

                  As asset growth rates, during 2002 and 2001, have been far below the Company's long-term  assumption,  the adjustment to the  short-term  asset growth rate had risen to a level,  before being capped,  that in  management's  opinion was excessive in the current market  environment.  Based on an analysis of those short-term  rates, the related estimates of future gross profits and an impairment  study,  management of the Company  determined  that the  short-term  asset growth rate should be reset to the level of the long-term  growth rate  expectation  as of September  30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout the year, the Company also updated its future  estimated  gross profits with respect to certain  mortality assumptions  reflecting  actual  experience and the decline in the equity markets  resulting in additional  increased amortization of approximately $72,000.

         J.       Reinsurance
                  -----------

                  The Company cedes reinsurance  under modified  co-insurance  arrangements.  These  reinsurance  arrangements  provide additional  capacity for growth in supporting the cash flow strain from the Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001, in accordance with the provisions of the modified coinsurance agreements,  the Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency
                  -------------------------------

                  The financial  position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and  liabilities  are  translated  at the exchange rate in effect at each  year-end.  Statements of income and changes in  shareholder's  equity accounts are translated at the average rate prevailing  during the year.
                  Translation  adjustments  arising  from the use of differing  exchange  rates from period to period are reported as a component of other comprehensive income.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in separate  accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate account assets consist  principally of long term bonds,  investments in mutual funds, short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments are managed predominately through ASISI,  utilizing various fund managers as sub-advisors.  The remaining investments are managed by independent  investment  firms. The contract holder has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contract  holder.  Fixed  options with minimum  guaranteed  interest  rates are also  available.  The
                  Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate  Account  liabilities  are reserves of $1,828,048  and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred  annuity  investment  options for which the contract holder is guaranteed a fixed rate of return.  These reserves are calculated using the Commissioners  Annuity Reserve  Valuation  Method.  Separate
                  Account  assets of  $1,828,048  and  $1,092,944  at December  31, 2002 and 2001,  respectively,  consisting  of fixed maturities, equity securities,  short-term securities, cash and cash equivalents,  accrued investment income, accrued liabilities  and amounts due to/from the General Account are held in support of these annuity  obligations,  pursuant to state regulation.

                  Included in the general  account,  within  Reserves  for Future  Policy and  Contract  Benefits,  is the market value adjustment  associated with the guaranteed,  fixed rate investment  options,  assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

M.       Unearned Performance Credits
         ----------------------------

                  The Company defers certain bonus credits  applied to contract holder  deposits.  The credit is reported as a contract holder  liability  within separate  account  liabilities and the deferred expense is reported as a component of other assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit,  the Company amortizes  the deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder  surrenders  the contract or the  contract  holder  dies prior to the end of 10 years,  the bonus  credit is returned to the  Company.
                  This component of the bonus credit is amortized in proportion to expected  surrenders  and mortality.  As of December
                  31, 2002 and 2001, the unearned performance credit asset was $83,288 and $89,234, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management  make estimates and assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the  reporting  period.  The more  significant  estimates  and assumptions  are related to deferred  acquisition  costs and involve  estimates of future policy  lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and  losses  and fair  value of fixed  maturities  and  investments  in equity securities  as of  December  31,  2002 and 2001 are shown  below.  All  securities  held at  December  31,  2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
                                                  ------------   -----------       --------    ------------
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601
                                                  ============   ===========       ========    ============

         The  amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December  31, 2002 are shown  below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost        Fair Value
                                                          ----        ----------
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
                                                      -----------   -----------
           Total                                      $   379,422   $   398,601
                                                      ===========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                   ----------        -------         ------     ----------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          =====       ========

         Proceeds  from sales of fixed  maturities  during 2002,  2001 and 2000 were  $367,213,  $386,816 and  $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment gains (losses),  determined on a specific  identification  basis, were as follows for the years ended
         December 31:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)
                                                      ----------      --------       --------

              Totals                                  $   (9,616)     $    928       $   (688)
                                                      ==========      ========       ========

         During 2002, the Company  determined that certain amounts of its investment in equity  securities were other than  temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December 31, 2002, the Company did not own any  investments in fixed maturity  securities  whose carrying value exceeded
         10% of the Company's equity.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         --------                                                      ----------
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The  carrying  value of cash and cash  equivalents  (cost)  approximates  fair  value  due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The carrying value of short-term borrowings (cost) approximates fair value due to the short-term nature of these liabilities.

         Fair value of surplus notes are  determined  based on a discounted  cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                                   -----------------                -----------------
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        ------
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        -----------
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
                                                      ----------    ----------     ----------
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
                                                      ----------    ----------     ----------
         Net investment income                         $19,632       $  20,126      $  18,595
                                                       ========      ========= ==   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
                                                            ----          ----         ----
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
                                                        -----------    ----------   -----------
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779
                                                        ===========    ==========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
                                                       -----------   -----------
              Total deferred tax assets                    361,316       356,911
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
                                                       -----------   -----------
              Total deferred tax liabilities              (323,110)     (411,891)
                                                       -----------   -----------
                Net deferred tax asset (liability)     $    38,206   $   (54,980)
                                                       ===========   ===========

         In  accordance  with SFAS 109, the Company has  performed  an analysis of its  deferred  tax assets to assess  recoverability.
         Looking at a variety  of items,  most  notably,  the timing of the  reversal  of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
                                                                   ----            ----           ----
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
                                                              ------------    ----------      ----------
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
                                                              -------------   -----------     -----------
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
                                                              ------------    ----------      ----------
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779
                                                              ============    ==========      ==========

         The Company's net operating loss carry forwards,  totaling  approximately $421,029 (pre-tax) at December 31, 2002, will expire in 2016 and 2017.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating  costs  (including  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated company.  ASLAC signed a written  service  agreement with ASIST for these services  executed and approved by the  Connecticut  Insurance  Department in
         1995.  This agreement  automatically  continues in effect from year to year and may be terminated by either party upon 30 days written notice.  The Company has also paid and charged  operating  costs to several of its  affiliates.  The total cost to the
         Company  for these items was  $8,177,  $6,179 and $13,974 in 2002,  2001 and 2000,  respectively.  Income  received  for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation expense was $7,440,  $8,764 and $9,073 in 2002, 2001 and 2000,  respectively.  Allocated lease expense was  $5,808,  $6,517 and $5,606 in 2002,  2001 and 2000,  respectively.  Allocated  sub-lease  rental  income,  recorded  as a reduction to lease  expense,  was $738, $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written  service agreement  between ASLAC and ASIST  continues  indefinitely,  ASLAC's  allocated  future  minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                                                       -----         ---------
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                                                  -----------      -----------
                                  Total                           $    45,645      $    16,361
                                                                  ===========      ===========

         Beginning in 1999,  the Company was  reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses reimbursed were $8,255,  $6,610 and $6,064 in 2002,  2001 and 2000,  respectively.  As of December 31, 2002 and 2001,  amounts receivable under this agreement were approximately $458 and $639, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to  receive a portion  of future  fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds  from the  transfers  have been recorded as a liability  and are being  amortized  over the  remaining  surrender charge  period of the  designated  contracts  using the  interest  method.  The Company did not  transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In  connection  with  these  transactions,  ASI,  through  special  purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase  agreements,  the rights  transferred  provide for ASI to receive a percentage
         (60%,  80% or 100%  depending on the  underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the designated  contracts  (generally 6 to 8 years).  The  liability  for future fees payable to ASI at the balance  sheet date is based on the consideration  received less principal repayments according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense charges and contingent  deferred sales charges are less than those  projected in the original  amortization  schedules,  calculated  on a  transaction  by  transaction  basis,  ASI has no recourse against the Company.  As account values associated with the designated  contracts have declined,  consistent with the overall  decline in the equity  markets,  current  mortality  and  expense  charges  have been lower than  expected on certain transactions  and it is likely that future  mortality  and expense  charges,  on those same  transactions,  will be lower than originally  projected.  As a result,  the ultimate cash flows associated with these transactions that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002,  the Company  entered into a new  securitization  purchase  agreement  with ASI.  This  transaction  covers designated  blocks of business  issued from November 1, 2000 through  December 31, 2001.  The  estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing fees and charges in the aggregate amount, of $186,810,  $207,731 and $219,523 were made by the Company to ASI in 2002, 2001 and 2000,  respectively.  Related interest expense of $828,  $59,873 and $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to restrict the payments due to ASI, into a restricted account, under the Purchase Agreement subject to certain terms and conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value
           -----------         ----          ----               ------              ----          -----

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees payable to ASI, according to original amortization schedules, as of December 31, 2002 are as follows:

                                          Year         Amount
                                          ----         ------

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                                    -----------
                                          Total     $   708,249
                                                    ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  entered into an eleven year lease  agreement  for office space in  Westminster,  Colorado,  effective  January 1,
         2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602,  respectively.  Sub-lease  rental income was $227 in 2002 and $0 in 2001.  Future  minimum  lease  payments  and  sub-lease  receipts  per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                                                       -----           ---------
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                                                 ----------         ----------
                                   Total                         $   18,834         $    2,136
                                                                 ==========         ==========

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

         The Company  incurred  statutory  basis net losses in 2002 of $192,474  due  primarily to  significant  declines in the equity markets,  increasing GMDB reserves  calculated on a statutory  basis.  Statutory  basis net losses for 2001 were $121,957,  as compared to income of $11,550 in 2000.

         Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state  insurance  department is subject to  restrictions  relating to statutory  surplus and net gain from  operations.
         For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis  financial  statements in accordance  with  accounting  practices  prescribed by the
         State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001, based on a recommendation from the State of Connecticut Insurance  Department,  the Company changed its statutory method of accounting for its

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new  method of  accounting,  the  liability  for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any  valuation  date being equal to the
         Commissioners  Annuity  Reserve  Valuation  Method  (CARVM) offset related to the  securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new method as of January 1, 2001,  was  reported as a  cumulative  effect of change in  accounting  benefit  recorded  directly in statutory surplus of approximately $20,215.

         In 2001, the Company, in agreement with the Connecticut Insurance  Department,  changed its reserving methodology to recognize free  partial  withdrawals  and to reserve  on a  "continuous"  rather  than  "curtate"  basis.  The impact of these  changes, representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded  directly to surplus as changes in reserves on account of  valuation  basis.  This  resulted  in an increase to the  unassigned  deficit of approximately $40,511.

         Effective  January 1, 2002, the Company  adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting  for the
         Costs of Computer  Software  Developed  or Obtained  for Internal Use and Web Site  Development  Costs"  ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs  incurred in  connection  with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related costs as incurred.  The Company has identified and capitalized  $5,935 of costs  associated with internal use software as of January 1, 2002 and is amortizing the applicable costs on a straight-line  basis over a three year period.  The costs  capitalized as of January 1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  provides a
         50% match on employees'  contributions up to 6% of an employee's  salary (for an aggregate match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and certain of its  affiliates.  Expenses  related  to this  program  in 2002,  2001 and 2000 were $719,  $2,738  and  $3,734,  respectively.
         Company  contributions  to this plan on behalf of the  participants  were  $921,  $2,549  and  $4,255 in 2002,  2001 and 2000, respectively.

         The Company has a deferred  compensation  plan,  which is available to the field marketing staff and certain other  employees.
         Expenses related to this program in 2002, 2001 and 2000 were $3,522,  $1,615 and $1,030,  respectively.  Company contributions to this plan on behalf of the participants were $5,271, $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The  Company  and  certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit  sharing  program,  which benefits all employees

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist  of  multiple  plans  with new plans  instituted  each  year.  Generally, participants  must remain  employed by the  Company or its  affiliates  at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of
         December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002, 2001 and 2000, were $1,471,
         ($9,842) and $2,692,  respectively.  Payments  under these  programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

         The Company cedes  insurance to other  insurers in order to fund the cash strain  generated from  commission  costs on current sales and to limit its risk exposure.  The Company uses modified  coinsurance  reinsurance  arrangements whereby the reinsurer shares in the experience of a specified  book of business.  These  reinsurance  transactions  result in the Company  receiving from the reinsurer an upfront ceding  commission on the book of business ceded in exchange for the reinsurer  receiving in the future,  the future fees  generated  from that book of  business.  Such  transfer  does not relieve the Company of its primary liability and, as such,  failure of reinsurers to honor their  obligation  could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        ----                                                            -----          -----           ---
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        ----
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        ----
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000,  the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996.  The impact of this treaty to the

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax  (loss)  income of  ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus  notes to ASI in exchange  for cash.  Surplus  notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                     Liability as of
                                                      December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -            -          732
         March 28, 1994              7.90%               -             -             -            -          794
         September 30, 1994          9.13%               -             -             -        1,282        1,392
         December 19, 1995           7.52%               -        10,000           520          763          765
         December 20, 1995           7.49%               -        15,000           777        1,139        1,142
         December 22, 1995           7.47%               -         9,000           465          682          684
         June 28, 1996               8.41%          40,000        40,000         3,411        3,411        3,420
         December 30, 1996           8.03%          70,000        70,000         5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $110,000      $144,000       $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated  December 19, 1995,  $15,000,  dated  December 20, 1995,  and $9,000, dated  December 22,  1995,  were  repaid.  On December 3, 2001, a surplus  note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus notes for $10,000,  dated February 18, 1994, and $10,000,  dated March 28, 1994,  were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions  and require  approval by the
         Insurance  Commissioner  of the State of Connecticut.  At December 31, 2002 and 2001,  $29,230 and $25,829,  respectively,  of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

         The  Company  had a  $10,000  short-term  loan  payable  to ASI at  December  31,  2002 and 2001 as part of a  revolving  loan agreement.  The loan had an interest  rate of 1.97% and matured on January 13,  2003.  The loan was  subsequently  rolled over with a new  interest  rate of 1.82% and a new  maturity  date of March 13,  2003.  The loan was further  extended to April 30,
         2003 and a new interest rate of 1.71%.  The total  related  interest  expense to the Company was $271,  $522 and $687 in 2002,
         2001 and 2000, respectively.  Accrued interest payable was $10 and $113 as of December 31, 2002 and 2001, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered  into a $150,000  credit  facility  with ASI.  This credit  facility  terminates  on
         December 31, 2005 and bears  interest at the offered rate in the London  interbank  market (LIBOR) plus 0.35 percent per annum for the relevant  interest  period.  Interest  expense related to these  borrowings was $2,243 for the year ended December 31,
         2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contract owners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than
         10 years.

17.      RESTRUCTURING CHARGES

         On March 22,  2001 and  December  3, 2001,  the  Company  announced  separate  plans to reduce  expenses  to better  align its operating  infrastructure  with the current investment market  environment.  As part of the two plans, the Company's workforce was  reduced by  approximately  140  positions  and 115  positions,  respectively,  affecting  substantially  all areas of the
         Company.  Estimated  pre-tax  severance  benefits  of $8,500  have been  charged  against  2001  operations  related  to these reductions.  These  charges  have been  reported in the  Consolidated  Statements  of Income as a component  of  Underwriting,
         Acquisition and Other Insurance Expenses. As of December 31, 2002 and 2001, the remaining  restructuring  liability,  relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported class action  complaint was filed in the United States District Court for the Southern  District of
         New York on  December  12,  2002,  by Diane C.  Donovan  against  the Company  and  certain of its  affiliates  (the  "Donovan
         Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages  and  injunctive  relief from the Company and certain of its  affiliates.  The Donovan  Complaint  claims that the Company and certain of its  affiliates  violated  federal securities laws in marketing  variable  annuities.  This litigation is in the preliminary  stages.  The Company  believes this action is without merit, and intends to vigorously defend against this action.

         The  Company  is also  involved  in other  lawsuits  arising,  for the most  part,  in the  ordinary  course  of its  business operations.  While the  outcome of these  other  lawsuits  cannot be  determined  at this  time,  after  consideration  of the defenses available to the Company,  applicable insurance coverage and any related reserves  established,  these other lawsuits are not expected to result in  liability  for amounts  material to the  financial  condition  of the Company,  although it may adversely affect results of operations in future periods.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As discussed  previously,  on December 19, 2002, SICL entered into a definitive purchase agreement (the "Purchase  Agreement")
         to sell its  ownership  interest in the Company and certain  affiliates  to  Prudential  Financial  for  approximately  $1.265 billion.  The closing of this  transaction,  which is conditioned  upon certain  customary  regulatory and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the transaction  closes,  the economics of the Company's business from  September  30, 2002 forward will inure to the benefit or detriment  of  Prudential  Financial.  Included in the Purchase
         Agreement,  SICL has agreed to indemnify  Prudential  Financial  for certain  liabilities  that may arise  relating to periods prior to  September  30,  2002.  These  liabilities  generally  include  market  conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained  in the  Purchase  Agreement,  SICL has signed,  for the benefit of the
         Company,  an indemnity  letter,  effective  December 19, 2002, to make the Company whole for certain Covered  Liabilities that come to  fruition  during  the  period  beginning  December  19,  2002 and  ending  with the  close of the  transaction.  This indemnification  effectively  transfers the risk associated with those Covered Liabilities from the Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under  management and sales for products  other than variable  annuities  have not been  significant  enough to warrant full segment disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information," and
         the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
                                                  -----------   ------------   ------------   ------------
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)
                                                  ===========   ============   ============   ============

         *        For the quarters ended March 31, 2002 and June 30, 2002, the Company had overstated  premiums ceded in revenues.  The above  presentation  reflects an equal and offsetting  reclassification  of these amounts to benefits and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
                                                  -----------   ------------   -------------  ------------
        Net income                                $    11,405   $     15,940   $      5,263   $        491
                                                  ===========   ============   ============   ============

         **       For the quarters  ended March 31, 2001,  June 30, 2001 and  September 30, 2001,  the Company had reported  investment
                  performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation  reflects  a reclassification of these amounts to benefits and expenses.
         ***      For the  quarters  ended  September  30, 2001 and December 31, 2001,  the Company had  overstated  premiums  ceded in revenues.  The above presentation reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues     $    137,040  $    139,346   $   147,819    $    135,866
        Net investment income****                        4,343         4,625         4,619           5,008
        Net realized capital gains (losses)                729        (1,436)         (858)            877
        Total revenues                                 142,112       142,535       151,580         141,751
        Benefits and expenses****                      107,893       122,382       137,843         114,264
        Pre-tax net income                              34,219        20,153        13,737          27,487
        Income tax expense                              10,038         5,225         3,167          12,349
        Net income                                $     24,181  $     14,928   $    10,570    $     15,138
                                                  ============  ============   ===========    ============

         ****     For the quarters  ended March 31,  2000,  June 30, 2000,  September  30, 2000 and December 31, 2000,  the Company had
                  reported  investment  performance  associated with its derivatives as net investment  income.  The above presentation reflects a reclassification of these amounts to benefits and expenses.

                                 APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the
Sub-accounts  of Separate  Account B that are being offered  pursuant to this  Prospectus;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The  year in  which  operations  commenced  in each  such  Sub-account  is  noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular calendar year, the Unit Price as of the end of the period  reflects only the partial year results from the  commencement  of operations  until December 31st of the  applicable  year. The portfolios  in which a particular  Sub-account  invests may or may not have  commenced  operations  prior to the date such  Sub-account commenced  operations.  The  initial  offering  price  for each  Sub-account  was  $10.00.  Unit  Prices  and Units  are  provided  for
Sub-accounts that commenced operations prior to January 1, 2003.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated for each  Sub-account of Separate Account B to reflect the daily charge deducted for each combination of the applicable  Insurance Charge,  Distribution Charge (when applicable) and the charge for the
Guaranteed  Return  Option  offered under this  Annuity.  The Unit Prices below  reflect the daily  charges for each  optional  benefit offered between November 18, 2002 and December 31, 2002 only.

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Strong International Equity 1 (1989)
     With No Optional Benefits
     Unit Price                                          $19.53        24.28         31.88        43.99        27.18        22.95        19.70        18.23       16.80       16.60
     Number of Units                                 14,140,023   17,388,860    19,112,622   16,903,883   17,748,560   17,534,233   17,220,688   14,393,137  14,043,215   9,063,464
     With One Optional Benefit
     Unit Price                                           $8.56            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,569,506            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST William Blair International Growth 2(1997)
     With No Optional Benefits
     Unit Price                                           $9.92        13.54         17.96        24.16        13.41        11.70            -            -           -           -
     Number of Units                                 29,062,215   40,507,419    57,327,711   61,117,418   43,711,763   21,405,891            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.72            -             -            -            -            -            -            -           -           -
     Number of Units                                    835,523            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST American Century International Growth 3
(1997)
     With No Optional Benefits
     Unit Price                                          $10.20        12.85         17.92        21.66        13.30        11.35            -            -           -           -
     Number of Units                                 31,813,722   37,487,425    17,007,352    6,855,601    5,670,336    2,857,188            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.52            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,252,674            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM International Equity 4 (1994)
     With No Optional Benefits
     Unit Price                                           $8.81        10.77         16.12        23.45        12.54        11.46        11.39        10.23           -           -
     Number of Units                                 10,185,535   13,627,264    16,245,805    8,818,599    9,207,623    9,988,104    9,922,698    2,601,283           -           -
     With One Optional Benefit
     Unit Price                                           $8.19            -             -            -            -            -            -            -           -           -
     Number of Units                                    269,995            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST MFS Global Equity (1999)
     With No Optional Benefits
     Unit Price                                           $7.74         8.94         10.08        11.01            -            -            -            -           -           -
     Number of Units                                  5,878,055    5,806,567     2,803,013      116,756            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.04            -             -            -            -            -            -            -           -           -
     Number of Units                                    969,509            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST PBHG Small-Cap Growth 5 (1994)
     With No Optional Benefits
     Unit Price                                          $12.83        19.84         21.51        42.08        17.64        17.28        16.54        13.97       10.69           -
     Number of Units                                 17,093,250   23,048,821    25,535,093   32,134,969   15,003,001   14,662,728   12,282,211    6,076,373   2,575,105           -
     With One Optional Benefit
     Unit Price                                           $6.92            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,970,250            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Small-Cap Growth 6 (1999)
     With No Optional Benefits
     Unit Price                                           $6.13         8.46         11.98        15.37            -            -            -            -           -           -
     Number of Units                                 44,042,514   60,703,791    63,621,279   53,349,003            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.67            -             -            -            -            -            -            -           -           -
     Number of Units                                    639,695            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Federated Aggressive Growth (2000)
     With No Optional Benefits
     Unit Price                                           $4.96         7.10          9.08            -            -            -            -            -           -           -
     Number of Units                                  5,188,521    6,499,066       196,575            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.64            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,255,415            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Goldman Sachs Small-Cap Value 7 (1998)
     With No Optional Benefits
     Unit Price                                          $13.72        15.12         13.95        10.57         9.85            -            -            -           -           -
     Number of Units                                 20,004,839   26,220,860    15,193,053    6,597,544    4,081,870            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.26            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,492,775            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Gabelli Small-Cap Value 8 (1997)
     With No Optional Benefits
     Unit Price                                          $12.58        14.08         13.35        11.11        11.20        12.70            -            -           -           -
     Number of Units                                 32,549,396   35,483,530    23,298,524   21,340,168   24,700,211   14,612,510            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.30            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,141,523            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Small-Cap Value 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.68            -             -            -            -            -            -            -           -           -
     Number of Units                                    581,833            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    423,387            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Goldman Sachs Mid-Cap Growth 10 (2000)
     With No Optional Benefits
     Unit Price                                           $2.78         3.88          6.58            -            -            -            -            -           -           -
     Number of Units                                 16,748,577   17,045,776     9,426,102            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.97            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,273,118            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Neuberger Berman Mid-Cap Growth 11 (1994)
     With No Optional Benefits
     Unit Price                                          $12.86        18.95         25.90        28.58        19.15        16.10        13.99        12.20        9.94           -
     Number of Units                                 19,674,777   25,717,164    26,517,850   13,460,525   13,389,289   11,293,799    9,563,858    3,658,836     301,267           -
     With One Optional Benefit
     Unit Price                                           $7.41            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,175,250            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Neuberger Berman Mid-Cap Value 12 (1993)
     With No Optional Benefits
     Unit Price                                          $17.78        20.16         21.09        16.78        16.10        16.72        13.41        12.20        9.81       10.69
     Number of Units                                 37,524,187   47,298,313    44,558,699   37,864,586   16,410,121   11,745,440    9,062,152    8,642,186   7,177,232   5,390,887
     With One Optional Benefit
     Unit Price                                           $8.96            -             -            -            -            -            -            -           -           -
     Number of Units                                  5,118,558            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alger All-Cap Growth (2000)
     With No Optional Benefits
     Unit Price                                           $3.51         5.54          6.74            -            -            -            -            -           -           -
     Number of Units                                 85,441,507  125,442,916    28,229,631            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.80            -             -            -            -            -            -            -           -           -
     Number of Units                                    658,419            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Gabelli All-Cap Value (2000)
     With No Optional Benefits
     Unit Price                                           $7.59         9.71         10.06            -            -            -            -            -           -           -
     Number of Units                                 11,924,124   14,934,570     1,273,094            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.17            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,200,225            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST T. Rowe Price Natural Resources (1995)
     With No Optional Benefits
     Unit Price                                          $18.36        19.71         19.86        15.88        12.57        14.46        14.19        11.01           -           -
     Number of Units                                  5,891,582    6,565,088     6,520,983    6,201,327    5,697,453    7,550,076    6,061,852      808,605           -           -
     With One Optional Benefit
     Unit Price                                           $9.59            -             -            -            -            -            -            -           -           -
     Number of Units                                    724,670            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alliance Growth 13 (1996)
     With No Optional Benefits
     Unit Price                                           $9.94        14.61         17.38        20.44        15.48        12.33        10.89            -           -           -
     Number of Units                                 21,295,907   29,478,257    25,796,792   17,059,819   19,009,242   18,736,994    4,324,161            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.46            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,869,353            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST MFS Growth (1999)
     With No Optional Benefits
     Unit Price                                           $5.68         8.02         10.38        11.27            -            -            -            -           -           -
     Number of Units                                 85,193,279  117,716,242     7,515,486      409,467            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.58            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,930,432            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Marsico Capital Growth (1997)
     With No Optional Benefits
     Unit Price                                          $11.44        13.74         17.81        21.06        14.00        10.03            -            -           -           -
     Number of Units                                 81,046,482   85,895,802    94,627,691   78,684,943   40,757,449      714,309            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.32            -             -            -            -            -            -            -           -           -
     Number of Units                                 10,144,317            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Goldman Sachs Concentrated Growth 14 (1992)
     With No Optional Benefits
     Unit Price                                          $19.17        27.71         41.14        60.44        39.54        23.83        18.79        14.85       10.91       11.59
     Number of Units                                 56,016,467   84,116,221    99,250,773   94,850,623   80,631,598   62,486,302   46,779,164   28,662,737  22,354,170  13,603,637
     With One Optional Benefit
     Unit Price                                           $7.67            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,349,939            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAm Large-Cap Growth 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.67            -             -            -            -            -            -            -           -           -
     Number of Units                                    986,566            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.65            -             -            -            -            -            -            -           -           -
     Number of Units                                    207,816            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAm Large-Cap Value 15 (2000)
     With No Optional Benefits
     Unit Price                                           $7.64         9.15          9.82            -            -            -            -            -           -           -
     Number of Units                                  4,621,831    4,575,558       586,058            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    664,649            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alliance/Bernstein Growth + Value (2001)
     With No Optional Benefits
     Unit Price                                           $7.12         9.63             -            -            -            -            -            -           -           -
     Number of Units                                  3,031,899    3,351,836             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.99            -             -            -            -            -            -            -           -           -
     Number of Units                                    965,912            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST AST Sanford Bernstein Core Value (2001)
     With No Optional Benefits
     Unit Price                                           $8.59        10.04             -            -            -            -            -            -           -           -
     Number of Units                                 15,239,844    4,207,869             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.76            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,005,922            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Cohen & Steers Realty (1998)
     With No Optional Benefits
     Unit Price                                          $10.67        10.54         10.39         8.35         8.28            -            -            -           -           -
     Number of Units                                 14,017,528   12,268,426    11,891,188    6,224,365    3,771,461            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $10.08            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,563,486            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Sanford Bernstein Managed Index 500 16 (1998)
     With No Optional Benefits
     Unit Price                                           $9.41        12.03         13.55        15.08        12.61            -            -            -           -           -
     Number of Units                                 39,938,791   48,018,721    48,835,089   39,825,951   22,421,754            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.17            -             -            -            -            -            -            -           -           -
     Number of Units                                  3,662,406            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST American Century Income & Growth 17 (1997)
     With No Optional Benefits
     Unit Price                                          $10.16        12.86         14.24        16.19        13.35        12.06            -            -           -           -
     Number of Units                                 22,410,834   27,386,278    32,388,202   21,361,995   13,845,190    9,523,815            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.25            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,751,136            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Alliance Growth and Income 18 (1992)
     With No Optional Benefits
     Unit Price                                          $21.31        28.18         28.72        27.60        24.11        21.74        17.79        15.22       11.98       11.88
     Number of Units                                 49,030,576   63,123,316    53,536,296   52,766,579   47,979,349   42,197,002   28,937,085   18,411,759   7,479,449   4,058,228
     With One Optional Benefit
     Unit Price                                           $8.06            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,667,373            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST MFS Growth with Income (1999)
     With No Optional Benefits
     Unit Price                                           $6.68         8.64         10.36        10.49            -            -            -            -           -           -
     Number of Units                                 11,173,177   11,896,688     6,937,627      741,323            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.09            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,053,007            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST INVESCO Capital Income 19 (1994)
     With No Optional Benefits
     Unit Price                                          $16.14        19.84         22.01        21.31        19.34        17.31        14.23        12.33        9.61           -
     Number of Units                                 37,055,825   48,595,962    50,171,495   46,660,160   40,994,187   33,420,274   23,592,226   13,883,712   6,633,333           -
     With One Optional Benefit
     Unit Price                                           $8.34            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,110,071            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Global Allocation 20 (1993)
     With No Optional Benefits
     Unit Price                                          $14.50        17.39         19.98        21.19        17.78        15.98        13.70        12.49       10.34       10.47
     Number of Units                                 18,212,529   26,641,422    30,290,413   23,102,272   22,634,344   22,109,373   20,691,852   20,163,848  13,986,604   8,743,758
     With One Optional Benefit
     Unit Price                                           $8.71            -             -            -            -            -            -            -           -           -
     Number of Units                                    847,517            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST American Century Strategic Balanced (1997)
     With No Optional Benefits
     Unit Price                                          $12.01        13.50         14.23        14.90        13.37        11.18            -            -           -           -
     Number of Units                                 12,683,097   14,369,895    14,498,180   13,944,535    6,714,065    2,560,866            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.14            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,126,058            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST T. Rowe Price Asset Allocation (1994)
     With No Optional Benefits
     Unit Price                                          $16.13        18.15         19.33        19.70        18.12        15.53        13.30        11.92        9.80           -
     Number of Units                                 15,466,227   17,579,107    19,704,198   22,002,028   18,469,315   13,524,781    8,863,840    4,868,956   2,320,063           -
     With One Optional Benefit
     Unit Price                                           $9.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    921,329            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST T. Rowe Price Global Bond 21 (1994)
     With No Optional Benefits
     Unit Price                                          $12.04        10.62         10.49        10.69        11.82        10.45        10.98        10.51        9.59           -
     Number of Units                                 14,576,376    9,668,062    11,219,503   12,533,037   12,007,692   12,089,872    8,667,712    4,186,695   1,562,364           -
     With One Optional Benefit
     Unit Price                                          $11.34            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,739,313            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Federated High Yield (1994)
     With No Optional Benefits
     Unit Price                                          $12.47        12.64         12.80        14.38        14.30        14.13        12.62        11.27        9.56           -
     Number of Units                                 38,477,793   39,130,467    36,914,825   41,588,401   40,170,144   29,663,242   15,460,522    6,915,158   2,106,791           -
     With One Optional Benefit
     Unit Price                                           $9.71            -             -            -            -            -            -            -           -           -
     Number of Units                                  5,592,940            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Lord Abbett Bond-Debenture (2000)
     With No Optional Benefits
     Unit Price                                          $10.18        10.28         10.12            -            -            -            -            -           -           -
     Number of Units                                 10,468,962    5,506,982       650,253            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.94            -             -            -            -            -            -            -           -           -
     Number of Units                                  4,146,530            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST DeAM Bond 9 (2002)
     With No Optional Benefits
     Unit Price                                          $10.67            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,487,730            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $10.65            -             -            -            -            -            -            -           -           -
     Number of Units                                    561,446            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST PIMCO Total Return Bond (1994)
     With No Optional Benefits
     Unit Price                                          $16.65        15.46         14.40        13.09        13.43        12.44        11.48        11.26        9.61           -
     Number of Units                                113,007,310   99,028,465    82,545,240   73,530,507   64,224,618   44,098,036   29,921,643   19,061,840   4,577,708           -
     With One Optional Benefit
     Unit Price                                          $10.57            -             -            -            -            -            -            -           -           -
     Number of Units                                 20,544,075            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST PIMCO Limited Maturity Bond (1995)
     With No Optional Benefits
     Unit Price                                          $14.26        13.61         12.79        11.96        11.73        11.26        10.62        10.37           -           -
     Number of Units                                 61,707,894   42,410,807    31,046,956   32,560,943   28,863,932   25,008,310   18,894,375   15,058,644           -           -
     With One Optional Benefit
     Unit Price                                          $10.34            -             -            -            -            -            -            -           -           -
     Number of Units                                 11,274,642            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
AST Money Market (1992)
     With No Optional Benefits
     Unit Price                                          $13.23        13.24         12.94        12.38        12.00        11.57        11.16        10.77       10.35       10.12
     Number of Units                                163,759,511  184,612,059   172,493,206  187,609,708   75,855,442   66,869,998   42,435,169   30,564,442  27,491,389  11,422,783
     With One Optional Benefit
     Unit Price                                           $9.96            -             -            -            -            -            -            -           -           -
     Number of Units                                 36,255,772            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
The Montgomery Variable Series - MV Emerging
Markets (1996)
     With No Optional Benefits
     Unit Price                                           $5.79         6.50          7.09        10.06         6.19        10.05        10.25            -           -           -
     Number of Units                                 10,957,884   14,095,135    12,899,472   12,060,036   10,534,383   10,371,104    2,360,940            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    283,466            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Wells Fargo Variable Trust - Equity Income (1999)
     With No Optional Benefits
     Unit Price                                           $7.46         9.37         10.05         9.96            -            -            -            -           -           -
     Number of Units                                  1,361,988    1,019,937       502,986      136,006            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.25            -             -            -            -            -            -            -           -           -
     Number of Units                                    196,720            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Dynamics (1999)
     With No Optional Benefits
     Unit Price                                           $6.03         8.98         13.23        13.91            -            -            -            -           -           -
     Number of Units                                  9,117,894   13,391,660    11,409,827    2,022,585            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    543,762            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Technology (1999)
     With No Optional Benefits
     Unit Price                                           $3.49         6.66         12.48        16.52            -            -            -            -           -           -
     Number of Units                                 18,830,138   26,652,622    29,491,113    4,622,242            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.50            -             -            -            -            -            -            -           -           -
     Number of Units                                    293,307            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Health Sciences (1999)
     With No Optional Benefits
     Unit Price                                           $9.37        12.58         14.59        11.34            -            -            -            -           -           -
     Number of Units                                 11,475,199   17,419,141    19,381,405      786,518            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.00            -             -            -            -            -            -            -           -           -
     Number of Units                                    475,873            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Financial Services (1999)
     With No Optional Benefits
     Unit Price                                          $10.47        12.48         14.04        11.41            -            -            -            -           -           -
     Number of Units                                  7,556,596   11,612,048    14,091,636      759,104            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.76            -             -            -            -            -            -            -           -           -
     Number of Units                                    366,258            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
INVESCO VIF - Telecommunications (1999)
     With No Optional Benefits
     Unit Price                                           $2.43         5.01         11.05        15.17            -            -            -            -           -           -
     Number of Units                                  9,354,303   13,553,158    17,856,118    4,184,526            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.78            -             -            -            -            -            -            -           -           -
     Number of Units                                     94,004            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - International Growth 22 (2000)
     With No Optional Benefits
     Unit Price                                           $8.21         9.30          8.70            -            -            -            -            -           -           -
     Number of Units                                     45,975       45,358        57,408            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Global Leaders (1999)
     With No Optional Benefits
     Unit Price                                           $7.08         9.00         10.55        11.72            -            -            -            -           -           -
     Number of Units                                  1,442,329    1,520,376       887,758       23,101            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.15            -             -            -            -            -            -            -           -           -
     Number of Units                                    113,389            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Special Equity (1999)
     With No Optional Benefits
     Unit Price                                           $7.16         9.98         11.01        12.19            -            -            -            -           -           -
     Number of Units                                  2,205,267    2,540,062     1,731,145      152,342            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.44            -             -            -            -            -            -            -           -           -
     Number of Units                                    127,728            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Omega (2000)
     With No Optional Benefits
     Unit Price                                           $4.93         6.71          7.98            -            -            -            -            -           -           -
     Number of Units                                  2,594,817    2,585,848     1,637,475            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.78            -             -            -            -            -            -            -           -           -
     Number of Units                                     39,943            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Capital Growth (2000)
     With No Optional Benefits
     Unit Price                                           $8.10        10.60         12.35            -            -            -            -            -           -           -
     Number of Units                                    707,212      788,396       268,886            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Blue Chip (2000)
     With No Optional Benefits
     Unit Price                                           $5.68         7.39          8.99            -            -            -            -            -           -           -
     Number of Units                                    463,160      526,302       351,338            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.01            -             -            -            -            -            -            -           -           -
     Number of Units                                        148            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Equity Index (2000)
     With No Optional Benefits
     Unit Price                                           $6.29         8.22          9.47            -            -            -            -            -           -           -
     Number of Units                                    539,595      526,290       302,954            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Evergreen VA - Foundation (2000)
     With No Optional Benefits
     Unit Price                                           $7.75         8.70          9.65            -            -            -            -            -           -           -
     Number of Units                                    949,349    1,019,799       755,890            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                               -            -             -            -            -            -            -            -           -           -
     Number of Units                                          -            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Europe 30 (1999)
     With No Optional Benefits
     Unit Price                                           $5.76         7.87         10.52        12.24            -            -            -            -           -           -
     Number of Units                                  2,550,567    5,711,763     2,327,562      273,963            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.93            -             -            -            -            -            -            -           -           -
     Number of Units                                    292,396            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Asia 30 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.76            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,060,741            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.75            -             -            -            -            -            -            -           -           -
     Number of Units                                    281,993            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Japan 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.25            -             -            -            -            -            -            -           -           -
     Number of Units                                    338,472            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.24            -             -            -            -            -            -            -           -           -
     Number of Units                                     65,845            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Banks 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.58            -             -            -            -            -            -            -           -           -
     Number of Units                                    555,999            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.56            -             -            -            -            -            -            -           -           -
     Number of Units                                    101,136            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Basic Materials 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.47            -             -            -            -            -            -            -           -           -
     Number of Units                                    361,568            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.46            -             -            -            -            -            -            -           -           -
     Number of Units                                     76,331            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Biotechnology 21 (2001)
     With No Optional Benefits
     Unit Price                                           $5.16         8.37             -            -            -            -            -            -           -           -
     Number of Units                                  2,412,670    5,093,235             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    130,082            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Consumer Cyclical 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.26            -             -            -            -            -            -            -           -           -
     Number of Units                                    319,201            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.25            -             -            -            -            -            -            -           -           -
     Number of Units                                    128,022            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Consumer Non-Cyclical 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.29            -             -            -            -            -            -            -           -           -
     Number of Units                                    406,966            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.28            -             -            -            -            -            -            -           -           -
     Number of Units                                    148,446            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Energy 21 (2001)
     With No Optional Benefits
     Unit Price                                           $7.51         9.19             -            -            -            -            -            -           -           -
     Number of Units                                  1,985,954    2,299,149             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.71            -             -            -            -            -            -            -           -           -
     Number of Units                                    299,833            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Financial 21 (2001)
     With No Optional Benefits
     Unit Price                                           $7.74         9.22             -            -            -            -            -            -           -           -
     Number of Units                                  1,086,464    2,154,106             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.85            -             -            -            -            -            -            -           -           -
     Number of Units                                    221,377            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Healthcare 21 (2001)
     With No Optional Benefits
     Unit Price                                           $7.13         9.35             -            -            -            -            -            -           -           -
     Number of Units                                  1,313,814    3,489,097             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.94            -             -            -            -            -            -            -           -           -
     Number of Units                                    388,508            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Industrial 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.94            -             -            -            -            -            -            -           -           -
     Number of Units                                    126,611            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.93            -             -            -            -            -            -            -           -           -
     Number of Units                                     12,642            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Internet 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.58            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,982,656            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.57            -             -            -            -            -            -            -           -           -
     Number of Units                                    306,572            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Pharmaceuticals 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.57            -             -            -            -            -            -            -           -           -
     Number of Units                                    241,916            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.56            -             -            -            -            -            -            -           -           -
     Number of Units                                    136,599            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Precious Metals 9 (2002)
     With No Optional Benefits
     Unit Price                                           $9.72            -             -            -            -            -            -            -           -           -
     Number of Units                                  3,992,389            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.70            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,175,651            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Real Estate (2001)
     With No Optional Benefits
     Unit Price                                          $10.61        10.76             -            -            -            -            -            -           -           -
     Number of Units                                  1,489,153    3,592,834             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $9.86            -             -            -            -            -            -            -           -           -
     Number of Units                                    441,318            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP -Semiconductor 9 (2002)
     With No Optional Benefits
     Unit Price                                           $5.14            -             -            -            -            -            -            -           -           -
     Number of Units                                    608,142            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.14            -             -            -            -            -            -            -           -           -
     Number of Units                                     93,241            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Technology (2001)
     With No Optional Benefits
     Unit Price                                           $3.46         5.91             -            -            -            -            -            -           -           -
     Number of Units                                  3,290,202    2,524,295             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.03            -             -            -            -            -            -            -           -           -
     Number of Units                                    254,131            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Telecommunications (2001)
     With No Optional Benefits
     Unit Price                                           $4.35         7.10             -            -            -            -            -            -           -           -
     Number of Units                                  3,082,428      583,065             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.15            -             -            -            -            -            -            -           -           -
     Number of Units                                    272,408            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Utilities 21 (2001)
     With No Optional Benefits
     Unit Price                                                         8.12             -            -            -            -            -            -           -           -
     Number of Units                                               1,589,344             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                                            -             -            -            -            -            -            -           -           -
     Number of Units                                                       -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Bull 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.98            -             -            -            -            -            -            -           -           -
     Number of Units                                  6,296,621            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.97            -             -            -            -            -            -            -           -           -
     Number of Units                                    954,792            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Bear 21 (2001)
     With No Optional Benefits
     Unit Price                                                        11.54             -            -            -            -            -            -           -           -
     Number of Units                                               3,059,897             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                                            -             -            -            -            -            -            -           -           -
     Number of Units                                                       -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraBull 23 (2001)
     With No Optional Benefits
     Unit Price                                           $4.71         7.47             -            -            -            -            -            -           -           -
     Number of Units                                  6,435,217    7,628,819             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.78            -             -            -            -            -            -            -           -           -
     Number of Units                                    297,435            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - OTC (2001)
     With No Optional Benefits
     Unit Price                                           $3.49         5.77             -            -            -            -            -            -           -           -
     Number of Units                                 18,242,013   11,681,189             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.45            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,346,852            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Short OTC 9 (2002)
     With No Optional Benefits
     Unit Price                                          $11.02            -             -            -            -            -            -            -           -           -
     Number of Units                                    682,058            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $11.00            -             -            -            -            -            -            -           -           -
     Number of Units                                    433,181            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraOTC (1999)
     With No Optional Benefits
     Unit Price                                           $0.58         1.91          6.19        23.58            -            -            -            -           -           -
     Number of Units                                 70,200,723   50,124,696    17,597,528    2,906,024            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $3.53            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,003,123            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Mid-Cap Value 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.68            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,089,843            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.66            -             -            -            -            -            -            -           -           -
     Number of Units                                    438,387            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Mid-Cap Growth 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.71            -             -            -            -            -            -            -           -           -
     Number of Units                                  1,444,783            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.70            -             -            -            -            -            -            -           -           -
     Number of Units                                    439,054            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraMid-Cap 9 (2002)
     With No Optional Benefits
     Unit Price                                           $5.72            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,276,660            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $5.71            -             -            -            -            -            -            -           -           -
     Number of Units                                    477,953            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Small-Cap Growth 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.71            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,138,861            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.69            -             -            -            -            -            -            -           -           -
     Number of Units                                    772,260            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Small-Cap Value 9 (2002)
     With No Optional Benefits
     Unit Price                                           $7.10            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,908,617            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $7.09            -             -            -            -            -            -            -           -           -
     Number of Units                                    994,778            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - UltraSmall-Cap 24 (1999)
     With No Optional Benefits
     Unit Price                                           $4.73         8.37          9.18        11.96            -            -            -            -           -           -
     Number of Units                                  5,664,617   10,010,482     3,258,574      813,904            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.14            -             -            -            -            -            -            -           -           -
     Number of Units                                    212,085            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

                                                                                                          Year Ended December 31,
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Sub-account                                            2002         2001          2000         1999         1998         1997         1996         1995         1994        1993
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - U.S. Government Plus 9 (2002)
     With No Optional Benefits
     Unit Price                                          $11.58            -             -            -            -            -            -            -           -           -
     Number of Units                                  7,945,270            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                          $11.56            -             -            -            -            -            -            -           -           -
     Number of Units                                  2,486,854            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
ProFund VP - Rising Rates Opportunity 9 (2002)
     With No Optional Benefits
     Unit Price                                           $8.03            -             -            -            -            -            -            -           -           -
     Number of Units                                    583,657            -             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.02            -             -            -            -            -            -            -           -           -
     Number of Units                                    165,792            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
First Trust(R)10 Uncommon Values (2000)
     With No Optional Benefits
     Unit Price                                           $2.94         4.72          7.43            -            -            -            -            -           -           -
     Number of Units                                  1,716,102    2,255,266     2,690,435            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $6.80            -             -            -            -            -            -            -           -           -
     Number of Units                                     19,826            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------
Prudential - SP Jennison International Growth
(2001)
     With No Optional Benefits
     Unit Price                                           $5.62         7.39             -            -            -            -            -            -           -           -
     Number of Units                                    550,334      273,843             -            -            -            -            -            -           -           -
     With One Optional Benefit
     Unit Price                                           $8.01            -             -            -            -            -            -            -           -           -
     Number of Units                                     89,806            -             -            -            -            -            -            -           -           -
-------------------------------------------------- ------------- ------------ ------------- ------------ ------------ ------------ ------------ ------------ ----------- -----------

1.       Effective  December 10, 2001,  Strong Capital  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM International  Equity." Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     Putnam  International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor of the Portfolio,  then named "Seligman Henderson International Equity Portfolio."
2.       Effective  November 11, 2002,  William Blair & Company,  L.L.C.  became  Sub-advisor of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Overseas Growth."
3.       This  Portfolio  reflects  the  addition of the net assets of the AST  American  Century  International  Growth  Portfolio  II
     ("Portfolio  II") as a result of the merger  between the  Portfolio and Portfolio  II.  Effective  May 1, 2000,  American  Century
     Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1, 2000, Rowe Price-Fleming  International,  Inc.
     served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price International Equity Portfolio."
4.       Effective May 1, 2002,  Deutsche Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Founders
     Asset  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport."  Prior to October 15, 1996,
     Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
5.       Effective  September 17, 2001 Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September 17,
     2001,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST Janus  Small-Cap  Growth." Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
6.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2001,  Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
9.       These portfolios were first offered as Sub-accounts on May 1, 2002.
10.      Effective  November 11, 2002,  Goldman Sachs Asset  management  became  Sub-advisor  of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Mid-Cap Growth."
11.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
12.      Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
13.      Effective May 1, 2000,  Alliance Capital Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and
     May 1, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P. served as Sub-advisor of the
     Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
14.      Effective  November 11, 2002,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
15.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
16.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000,  Bankers
     Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
17.      Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth & Income."
18.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
19.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
20.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1, 2002, A I M
     Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and May
     3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to
     October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix Balanced Asset
     Portfolio."
21.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was  changed  to the  "AST  T.  Rowe  Price  Global  Bond".  Effective  May 1,  1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,  1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
22.      This  Portfolio was first offered as a Sub-account on August 1, 2001. On August 3, 2001,  pursuant to a shareholder  vote, the
     Perpetual  International  portfolio of the Evergreen  Variable Annuity Trust was merged with the  International  Growth portfolio.
     The Evergreen VA Perpetual International portfolio no longer exists.
23.      Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.
24.      Effective August 1, 2001, Prior to May 1, 2000,  ProFund VP  UltraSmall-Cap  was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.

                                      APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example with market increase
Assume that the Owner's  Account Value has been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  less the amount of any Credits applied within 12-months prior to the date of death,  which ever is greater.  Therefore, the basic Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death, the Account Value is $45,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  less the amount of any Credits applied within 12-months prior to the date of death,  which ever is greater.  Therefore, the basic Death  Benefit is equal to  $50,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would receive no additional  benefit from purchasing the Enhanced  Beneficiary  Protection  Optional Death
         Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is  calculated.  Each example  assumes that a $50,000  initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary  Value at the end of any previous period is $72,000.  The Death
Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is $48,000.  The Highest  Anniversary  Value
at the end of any  previous  period is  $54,000.  The Death  Benefit  would be the sum of prior  Purchase  Payments  increased  by 5.0%
annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue Date.  On the sixth anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account Value  increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest  Anniversary
Value at the end of any previous  period  ($90,000),  which  occurred on the sixth  anniversary,  although the Account Value was higher during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                          APPENDIX D - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

=======================================================================================================================================
American Skandia's Plus40(TM)Optional Life Insurance Rider was offered, in those states where approved, between September 17, 2001 and
May 1, 2003.  The description below of the Plus40(TM)benefit applies to those Contract Owners who purchased an Annuity during that time period and elected the Plus40(TM)benefit.
=======================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.
                    ----------

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|      On or after an Owner  reaches the expiry date of the Rider (the  anniversary  of the  Annuity's  Issue Date on or  immediately after the 95th  birthday),  coverage will  terminate.  No charge will be made for an Owner following the expiry date. If there are two Owners,  the expiry date  applies  separately  to each  Owner;  therefore,  coverage  may  continue  for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you
                                                                                                  ---
under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
             ----------------------------
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the
             ------------------------
         date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  surrender  provision  that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

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                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS FUSI ASXT II FOUR-PROS (05/2003).
----------------------------------------------------------------------------------------------------------------------
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                                                 THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                                                 NOTES

                                                                 NOTES

                                                                 NOTES

                                                  STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment options are registered under the Securities Act of 1933 and the
Investment  Company Act of 1940. The fixed investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN SKANDIA
LIFE  ASSURANCE  CORPORATION.  The  assets  supporting  the Fixed  Allocations  are  maintained  in  AMERICAN  SKANDIA  LIFE  ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

   APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
     Variable Account B..................................................................................................28

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THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
---------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2003                                            Date of Statement of Additional Information: May 1, 2003
ASXTII-Four - SAI (05/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in
Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a wholly-owned  subsidiary of American Skandia, Inc. ("ASI").  American Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 20, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and on that date, the ultimate  parent company of American  Skandia,  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia  U.S.  Inc.,  a Delaware  corporation,  from
Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.  The  transaction  is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company  whose  subsidiary  companies  serve  individual  and  institutional customers  worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance companies in the U.S.
These companies  offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement  related services and  administration,  asset management,  securities  brokerage,  banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was  established  by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according  to the  investment  performance  of the  underlying  mutual  funds or  portfolios  of  underlying  mutual  funds  offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or  portfolios  of  underlying  mutual funds are referred to as the
Portfolios.  Each Sub-account  invests exclusively in a Portfolio.  You will find additional  information about the Portfolios in their respective prospectuses.

Separate  Account B is registered  with the Securities and Exchange  Commission  ("SEC") under the Investment  Company Act of 1940 (the
"Investment  Company  Act")  as a unit  investment  trust,  which  is a type of  investment  company.  Values  and  benefits  based  on allocations to the Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  You bear the entire  investment  risk.  There is no assurance  that the Account Value of your
Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Prior to November 18, 2002,  Separate  Account B was organized as a single  separate  account with six different  Sub-account  classes, each of which was registered as a distinct unit investment trust under the Investment  Company Act.  Effective  November 18, 2002, each
Sub-account  class of Separate  Account B will be  consolidated  into the unit  investment  trust formerly named American  Skandia Life
Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  which will  subsequently be renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have  multiple Unit Prices to reflect the daily charge deducted for each  combination  of the  applicable  Insurance  Charge and the charge for each  optional  benefit  offered under Annuity contracts funded through Separate Account B.  The consolidation of Separate Account B will have no impact on Annuity Owners.

During the accumulation  phase, we offer a number of  Sub-accounts.  Certain  Sub-accounts  may not be available in all  jurisdictions.
If and when we obtain  approval of the  applicable  authorities  to make such  Sub-accounts  available,  we will  notify  Owners of the availability of such Sub-accounts.

A brief summary of the  investment  objectives  and policies of each Portfolio is found in the  Prospectus.  More detailed  information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by  recognized  rating  services  for bonds and other debt  obligations.  There can be no  guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual  fund is  registered  under the  Investment  Company  Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund thereof may or may not be diversified  as defined in the  Investment  Company Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally, each  portfolio  issues a separate  class of shares.  Shares of the  portfolios  are available to separate  accounts of life  insurance companies  offering  variable  annuity  and  variable  life  insurance  products.  The  shares may also be made  available,  subject to obtaining all required  regulatory  approvals,  for direct  purchase by various  pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available  by creating new  Sub-accounts.  Additionally,  new  portfolios  may be made  available by the creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that  portfolio.  We may take other actions in relation to the
Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was  established  by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in
Separate  Account  D. Such  obligations  are  based on the fixed  interest  rates we credit to Fixed  Allocations  and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate  Account D in a fashion  designed to meet the obligations  created by Fixed  Allocations.  Factors  affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are  licensed to do  business,  requires  that we meet certain  "matching"  requirements.  These  requirements  address the  matching  of the  durations  of the assets  owned by the insurance  company with the durations of  obligations  supported by such assets.  We believe these matching  requirements  are designed  to control  an  insurer's  ability to risk  investing  in  long-term  assets to  support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy  designed to limit the risk of default.  Some of the  guidelines  of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments may include cash; debt securities  issued by the United States  Government or its agencies and  instrumentalities;
              money market instruments;  short,  intermediate and long-term  corporate  obligations;  private placements;  asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic lettered rating  classifications  as established by a nationally  recognized  statistical rating  organization  ("NRSRO") such as Standard & Poor's or Moody's
              Investor Services, Inc.

We are not  obligated  to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be  required  by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated by law to maintain our capital and surplus,  as well as our reserves,  at the levels  required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described in the Prospectus  and this Statement of Additional  Information.  American  Skandia Life Assurance  Corporation
and American  Skandia  Investment  Services,  Incorporated  ("ASISI"),  the investment  manager of American  Skandia Trust and American
Skandia  Advisor  Funds,  Inc.,  are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and Technology
Corporation  ("ASIST"),  also a wholly-owned  subsidiary  ASI, is a service company that provides  systems and information  services to
American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American
Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection with purchases and sales of securities  held by Portfolios of American  Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the
Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the  National  Association  of  Securities  Dealers,  Inc.
("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the
Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for providing ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an underwriting commission for its role as principal underwriter/distributor of all variable insurance products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal underwriter/distributor has been:  2002: 193,374,436; 2001: $193,056,109; 2000: $355,445,427.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise  the  performance  of  Sub-accounts  using two types of measures.  These  measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the AST Money Market  Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day  period ending on the date of calculation.  The current yield of such a  Sub-account  is computed by  determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing  allocation by an Owner to such a Sub-account (the  "Hypothetical  Allocation")  having a balance of one Unit at the beginning of the period,  subtracting a  hypothetical  maintenance  fee, and dividing such net change in the
Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base  period  return,  and  multiplying  the result by  (365/7).  The  resulting  figure  will be carried to at least the nearest l00th of one percent.

We compute effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the SEC. The effective yield  reflects  the  reinvestment  of net  income  earned  daily on assets of such a  Sub-account.  Net  investment  income  for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a  hypothetical  contract.  The yield is calculated  based on the  performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus and this
Statement of Additional  Information.  At the beginning of the seven day period,  the hypothetical  contract had a balance of one Unit.
The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge  compensates
American Skandia for providing the insurance  benefits under the Annuity.  In an extremely low interest rate environment,  money market yields,  after  deducting the Insurance  Charge,  may be negative,  even though the Portfolio's  yield (before  deducting the Insurance
Charge) is positive.  Please note that current and effective  yield  information  will  fluctuate.  This  information may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time,  or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                        -0.50%                             -0.50%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                             P(1+T)n = ERV

                                                                where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total  Returns.  "Standard  Total
Return"  figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent one, five and ten year  periods (or since the  inception  date that the  Portfolio  has been  offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is surrendered at the end of the applicable period,  meaning that any Contingent  Deferred Sales Charge that would apply upon surrender is also  deducted.  "Standard  Total Return"  figures do not take into  consideration  any Credits.  "Non-standard  Total Return"  figures include  any  performance  figures  that do not meet the SEC's  rules for  Standard  Total  Returns.  Non-standard  Total  Returns  are calculated in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.  In  particular, they may  assume no  surrender  at the end of the  applicable  period  so that the CDSC does not  apply.  "Non-standard  Total  Return"
figures  may assume  Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending  on the  cumulative  amount of Purchase  Payments  being illustrated.  The  amount of  credits  illustrated  may be more or less than the  Credits  applicable  to your  Annuity  (see "How do I
Receive  Credits?").  Standard and  Non-standard  Total  returns will not reflect  charges  that apply to any  optional  benefits.  The additional cost  associated with any optional  benefits you elected will reduce your  performance.  Non-standard  Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which the  Portfolios  have been in  existence,  but the  Sub-accounts  have  not.  Such  hypothetical historical  performance is calculated  using the same assumptions  employed in calculating  actual  performance  since inception of the
Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios  prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns reflect the addition of Credits.  The  Non-standard  Total Return numbers provided may assume Credits equal to 1.5%, 4.0% or 5.0%,  respectively,  of Purchase Payments.  The amount of the Credit applicable is described in detail in the "How Do
I Receive  Credits?"  section of the Prospectus.  The percentage of the Credit depends on the age and the cumulative amount of Purchase
Payments  received.  In  addition,  the  amount  of the  Credits  may be  deducted  from the  amount  payable  at death  under  limited circumstances  (see "Death  Benefit").  The impact of Credits on Total Return is particularly  pronounced for the shorter durations for which Total Return is measured,  such as one and three  years.  You should take this into  considerations  in any  comparison  of Total
Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities  may be offered in certain  situations  in which the  contingent  deferred  sales charge or certain other  charges or fees may be  eliminated  or reduced.  Advertisements  of  performance  in  connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2002.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  Where no figures are shown indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting  performance  prior to such Sub-account's inception is based on such information.

Some of the  Portfolios  may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement  or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the
Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the  performance of the  Sub-accounts,  and for providing a basis for comparison with Sub-accounts  offered under other annuities.  This performance  information may be less useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -28.10    -28.97    -4.88      4.62      4.98         -26.89    -28.53    -4.57     4.78      5.10
AST William Blair International
  Growth                           -35.24    -31.25    -4.96                -1.22        -34.14    -30.82    -4.65               -0.96
AST American Century
  International Growth             -29.14    -27.24    -3.74                -0.73        -27.95    -26.79    -3.43               -0.47
AST DeAM International Equity      -26.73    -33.79    -6.96                -2.28        -25.51    -33.36    -6.66               -2.08
AST MFS Global Equity              -22.03    -14.88                        -11.04        -20.74    -14.40                       -10.57
AST PBHG Small-Cap Growth          -43.86    -39.69    -7.69                2.76         -42.89    -39.27    -7.38               2.93
AST DeAM Small-Cap Growth          -36.03    -32.09                        -14.84        -34.94    -31.66                       -14.47
AST Federated Aggressive Growth    -38.72                                  -33.44        -37.67                                 -32.90
AST Goldman Sachs Small-Cap
  Value                            -17.76     6.60                          5.37         -16.40     7.17                         5.71
AST Gabelli Small-Cap Value        -19.19     1.50     -1.69                3.01         -17.85     2.05     -1.38               3.28
AST DeAM Small-Cap Value                                                   -31.75                                               -30.60
AST Goldman Sachs  Mid-Cap
  Growth                           -37.01                                  -46.13        -35.94                                 -45.69
AST NB Mid-Cap Growth              -40.71    -28.59    -6.19                3.06         -39.69    -28.15    -5.88               3.25
AST NB Mid-Cap Value               -20.35    -0.89     -0.18                6.09         -19.03    -0.36      0.14               6.25
AST Alger All-Cap Growth           -45.22                                  -35.81        -44.27                                 -35.39
AST Gabelli All-Cap Value          -30.36                                  -16.56        -29.19                                 -15.92
AST T. Rowe Price Natural
  Resources                        -15.41     2.26      3.65                7.88         -14.01     2.81      3.98               8.10
AST Alliance Growth                -40.48    -26.26    -5.98                -0.91        -39.46    -25.82    -5.67               -0.67
AST MFS Growth                     -37.72    -25.22                        -20.38        -36.66    -24.77                       -19.94
AST Marsico Capital Growth         -25.29    -22.94     1.33                1.57         -24.04    -22.49     1.65               1.89
AST Goldman Sachs Concentrated
  Growth                           -39.35    -38.58    -6.04      6.15      6.57         -38.32    -38.16    -5.73     6.30      6.72
AST DeAM Large-Cap Growth                                                  -31.85                                               -30.70
AST DeAM Large-Cap Value           -25.03                                  -16.26        -23.78                                 -15.62
AST Alliance/Bernstein Growth +
   Value                           -34.59                                  -24.46        -33.48                                 -23.69
AST Sanford Bernstein Core Value   -23.00                                  -14.27        -21.72                                 -13.42
AST Cohen & Steers Realty           -7.34     5.98                          -0.12        -5.82      6.54                         0.20
AST Sanford Bernstein Managed
  Index 500                        -30.29    -18.66                         -2.78        -29.11    -18.19                        -2.47
AST American Century Income &
  Growth                           -29.48    -18.47    -5.07                -0.79        -28.29    -18.00    -4.77               -0.53
AST Alliance Growth and Income     -32.90    -11.80    -1.91      7.18      7.30         -31.76    -11.31    -1.60     7.34      7.45
AST MFS Growth with Income         -31.26    -18.05                        -15.57        -30.10    -17.58                       -15.12
AST INVESCO Capital Income         -27.18    -12.45    -2.97                5.42         -25.96    -11.96    -2.66               5.59
AST DeAM Global Allocation         -25.15    -15.74    -3.54                3.87         -23.90    -15.26    -3.23               4.03
AST American Century Strategic
  Balanced                         -19.55    -10.37     0.03                2.17         -18.22    -9.87      0.35               2.44
AST T. Rowe Price Asset
   Allocation                      -19.69    -9.87     -0.69                5.41         -18.36    -9.37     -0.37               5.58
AST T. Rowe Price Global Bond       4.86      1.32      1.53                2.12          6.56      1.86      1.86               2.29
AST Federated High Yield            -9.91    -7.91     -4.12                2.43         -8.43     -7.41     -3.81               2.60
AST Lord Abbett Bond-Debenture      -9.55                                   -3.17        -8.07                                   -2.45
AST DeAM Bond                                                               -1.85                                                -0.25
AST PIMCO Total Return Bond         -0.86     5.81      4.82                5.78          0.75      6.38      5.15               5.96
AST PIMCO Limited Maturity
  Bond                              -3.83     3.39      3.60                4.29         -2.26      3.94      3.92               4.50

MV Emerging Markets                -19.49    -21.18    -12.78               -9.16        -18.16    -20.72    -12.49              -8.94

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -28.93    -12.80                        -11.91        -27.74    -12.32                       -11.46

INVESCO VIF Dynamics               -41.39    -29.67                        -18.60        -40.38    -29.23                       -18.16
INVESCO VIF Technology             -56.12    -49.86                        -34.04        -55.33    -49.44                       -33.64
INVESCO VIF Health Sciences        -34.05    -9.54                          -4.93        -32.93    -9.04                         -4.44
INVESCO VIF Financial Services     -24.63    -5.98                          -1.26        -23.38    -5.47                         -0.76
INVESCO VIF
  Telecommunications               -60.02    -57.85                        -43.84        -59.30    -57.41                       -43.43

Evergreen VA Global Leaders        -29.92    -19.68                        -13.79        -28.74    -19.21                       -13.33
Evergreen VA Special Equity        -36.74    -20.55                        -13.43        -35.66    -20.09                       -12.97
Evergreen VA Omega                 -34.96                                  -26.79        -33.86                                 -26.33

ProFund VP Europe 30               -35.34    -27.24                        -19.94        -34.24    -26.80                       -19.50
ProFund VP Asia 30                                                         -30.90                                               -29.73
ProFund VP Japan                                                           -36.01                                               -34.93
ProFund VP Banks                                                           -22.74                                               -21.46
ProFund VP Basic Materials                                                 -23.80                                               -22.53
ProFund VP Biotechnology           -46.92                                  -71.68        -46.00                                 -71.25
ProFund VP Consumer Cyclical                                               -35.95                                               -34.86
ProFund VP Consumer Non-Cyclical                                           -25.61                                               -24.37
ProFund VP Energy                  -26.75                                  -60.50        -25.52                                 -60.03
ProFund VP Financial               -24.62                                  -59.60        -23.36                                 -59.14
ProFund VP Healthcare              -32.31                                  -62.11        -31.17                                 -61.66
ProFund VP Industrial                                                      -29.11                                               -27.92
ProFund VP Internet                                                        -22.71                                               -21.42
ProFund VP Pharmaceuticals                                                 -22.81                                               -21.52
ProFund VP Precious Metals                                                 -11.32                                                -9.86
ProFund VP Real Estate              -9.93                                  -49.26        -8.45                                  -48.74
ProFund VP Semiconductor                                                   -57.07                                               -56.30
ProFund VP Technology              -50.04                                  -83.58        -49.16                                 -83.10
ProFund VP Telecommunications      -47.23                                  -76.61        -46.31                                 -76.18
ProFund VP Utilities               -33.54                                  -66.82        -32.42                                 -66.38
ProFund VP Bull                                                            -28.72                                               -27.52
ProFund VP Bear                     10.57                                  -39.90        12.35                                  -39.34
ProFund VP UltraBull               -45.54                                  -74.32        -44.59                                 -73.89
ProFund VP OTC                     -48.01                                  -83.28        -47.10                                 -82.81
ProFund VP Short OTC                                                       -28.72                                               -27.52
ProFund VP UltraOTC                -77.90    -99.95                        -99.92        -77.44    -99.95                       -99.92
ProFund VP Mid-Cap Value                                                   -31.75                                               -30.60
ProFund VP Mid-Cap Growth                                                  -31.39                                               -30.23
ProFund VP UltraMid-Cap                                                    -51.33                                               -50.47
ProFund VP Small-Cap Value                                                 -37.50                                               -36.43
ProFund VP Small-Cap Growth                                                -31.46                                               -30.30
ProFund VP UltraSmall-Cap          -51.94    -32.31                        -25.61        -51.10    -31.89                       -25.19
ProFund VP U.S. Government Plus                                             7.24                                                 8.97
ProFund VP Rising Rates
  Opportunity                                                              -28.22                                               -27.02

First Trust(R)10 Uncommon Values    -46.27                                  -46.69        -45.34                                 -46.24

SP Jennison International Growth   -32.46                                  -35.87        -31.31                                 -35.19
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 5.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -24.88    -27.82    -4.06      5.03      5.29         -24.08    -27.54    -3.86     5.13      5.36
AST William Blair International
  Growth                           -32.31    -30.11    -4.14                -0.53        -31.58    -29.83    -3.94               -0.36
AST American Century
  International Growth             -25.97    -26.07    -2.92                -0.04        -25.17    -25.79    -2.72               0.13
AST DeAM International Equity      -23.46    -32.67    -6.16                -1.76        -22.64    -32.39    -5.96               -1.63
AST MFS Global Equity              -18.57    -13.61                         -9.81        -17.71    -13.29                        -9.51
AST PBHG Small-Cap Growth          -41.27    -38.59    -6.89                3.21         -40.62    -38.32    -6.69               3.32
AST DeAM Small-Cap Growth          -33.13    -30.96                        -13.86        -32.40    -30.68                       -13.62
AST Federated Aggressive Growth    -35.93                                  -31.99        -35.23                                 -31.64
AST Goldman Sachs Small-Cap
  Value                            -14.13     8.10                          6.25         -13.23     8.47                         6.46
AST Gabelli Small-Cap Value        -15.62     2.94     -0.86                3.72         -14.73     3.30     -0.66               3.89
AST DeAM Small-Cap Value                                                   -28.68                                               -27.92
AST Goldman Sachs  Mid-Cap
  Growth                           -34.15                                  -44.98        -33.43                                 -44.70
AST NB Mid-Cap Growth              -38.00    -27.44    -5.38                3.55         -37.32    -27.15    -5.18               3.67
AST NB Mid-Cap Value               -16.83     0.52      0.66                6.52         -15.94     0.87      0.86               6.62
AST Alger All-Cap Growth           -42.69                                  -34.70        -42.06                                 -34.43
AST Gabelli All-Cap Value          -27.24                                  -14.86        -26.46                                 -14.45
AST T. Rowe Price Natural
  Resources                        -11.68     3.71      4.52                8.45         -10.75     4.07      4.73               8.59
AST Alliance Growth                -37.76    -25.09    -5.17                -0.29        -37.08    -24.80    -4.97               -0.14
AST MFS Growth                     -34.89    -24.04                        -19.23        -34.18    -23.75                       -18.94
AST Marsico Capital Growth         -21.96    -21.74     2.18                2.41         -21.13    -21.45     2.39               2.62
AST Goldman Sachs Concentrated
  Growth                           -36.59    -37.48    -5.23      6.56      6.98         -35.90    -37.21    -5.03     6.66      7.08
AST DeAM Large-Cap Growth                                                  -28.79                                               -28.02
AST DeAM Large-Cap Value           -21.69                                  -14.56        -20.86                                 -14.14
AST Alliance/Bernstein Growth +
   Value                           -31.64                                  -22.42        -30.90                                 -21.92
AST Sanford Bernstein Core Value   -19.58                                  -12.01        -18.73                                 -11.45
AST Cohen & Steers Realty           -3.29     7.47                          0.72         -2.28      7.83                         0.93
AST Sanford Bernstein Managed
  Index 500                        -27.16    -17.42                         -1.95        -26.38    -17.12                        -1.75
AST American Century Income &
  Growth                           -26.32    -17.23    -4.26                -0.10        -25.53    -16.92    -4.06               0.07
AST Alliance Growth and Income     -29.87    -10.50    -1.08      7.60      7.69         -29.12    -10.18    -0.88     7.71      7.79
AST MFS Growth with Income         -28.17    -16.81                        -14.38        -27.40    -16.50                       -14.09
AST INVESCO Capital Income         -23.93    -11.15    -2.15                5.88         -23.12    -10.83    -1.94               5.99
AST DeAM Global Allocation         -21.82    -14.47    -2.72                4.29         -20.99    -14.16    -2.52               4.39
AST American Century Strategic
  Balanced                         -15.99    -9.05      0.87                2.88         -15.10    -8.73      1.08               3.05
AST T. Rowe Price Asset
   Allocation                      -16.14    -8.55      0.15                5.87         -15.25    -8.22      0.35               5.98
AST T. Rowe Price Global Bond       9.39      2.76      2.38                2.58         10.53      3.11      2.59               2.69
AST Federated High Yield            -5.97    -6.57     -3.30                2.88         -4.98     -6.24     -3.10               2.99
AST Lord Abbett Bond-Debenture      -5.59                                   -1.26        -4.60                                   -0.79
AST DeAM Bond                                                               2.42                                                 3.49
AST PIMCO Total Return Bond         3.45      7.30      5.69                6.24          4.52      7.67      5.90               6.36
AST PIMCO Limited Maturity
  Bond                              0.36      4.85      4.46                4.84          1.40      5.21      4.67               4.97

MV Emerging Markets                -15.93    -19.97    -12.00               -8.58        -15.04    -19.67    -11.81              -8.43

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -25.75    -11.51                        -10.72        -24.96    -11.20                       -10.43

INVESCO VIF Dynamics               -38.70    -28.52                        -17.44        -38.03    -28.24                       -17.15
INVESCO VIF Technology             -54.02    -48.76                        -32.97        -53.50    -48.50                       -32.71
INVESCO VIF Health Sciences        -31.07    -8.22                          -3.64        -30.32    -7.89                         -3.33
INVESCO VIF Financial Services     -21.28    -4.62                          0.06         -20.44    -4.29                         0.38
INVESCO VIF
  Telecommunications               -58.08    -56.69                        -42.78        -57.60    -56.40                       -42.52

Evergreen VA Global Leaders        -26.78    -18.45                        -12.58        -25.99    -18.15                       -12.29
Evergreen VA Special Equity        -33.87    -19.33                        -12.22        -33.15    -19.03                       -11.92
Evergreen VA Omega                 -32.02                                  -25.58        -31.29                                 -25.28

ProFund VP Europe 30               -32.41    -26.07                        -18.79        -31.68    -25.79                       -18.50
ProFund VP Asia 30                                                         -27.79                                               -27.02
ProFund VP Japan                                                           -33.11                                               -32.39
ProFund VP Banks                                                           -19.31                                               -18.45
ProFund VP Basic Materials                                                 -20.41                                               -19.56
ProFund VP Biotechnology           -44.46                                  -70.54        -43.84                                 -70.27
ProFund VP Consumer Cyclical                                               -33.04                                               -32.32
ProFund VP Consumer Non-Cyclical                                           -22.30                                               -21.47
ProFund VP Energy                  -23.48                                  -59.28        -22.66                                 -58.98
ProFund VP Financial               -21.26                                  -58.37        -20.42                                 -58.07
ProFund VP Healthcare              -29.26                                  -60.91        -28.50                                 -60.62
ProFund VP Industrial                                                      -25.94                                               -25.14
ProFund VP Internet                                                        -19.28                                               -18.42
ProFund VP Pharmaceuticals                                                 -19.38                                               -18.52
ProFund VP Precious Metals                                                  -7.43                                                -6.46
ProFund VP Real Estate              -5.98                                  -47.89        -5.00                                  -47.56
ProFund VP Semiconductor                                                   -55.02                                               -54.50
ProFund VP Technology              -47.70                                  -82.33        -47.12                                 -82.03
ProFund VP Telecommunications      -44.78                                  -75.47        -44.17                                 -75.19
ProFund VP Utilities               -30.54                                  -65.66        -29.79                                 -65.38
ProFund VP Bull                                                            -25.53                                               -24.73
ProFund VP Bear                     15.33                                  -38.40        16.52                                  -38.03
ProFund VP UltraBull               -43.02                                  -73.19        -42.39                                 -72.91
ProFund VP OTC                     -45.59                                  -82.04        -44.99                                 -81.74
ProFund VP Short OTC                                                       -25.53                                               -24.73
ProFund VP UltraOTC                -76.67    -99.95                        -99.92        -76.37    -99.95                       -99.92
ProFund VP Mid-Cap Value                                                   -28.68                                               -27.92
ProFund VP Mid-Cap Growth                                                  -28.31                                               -27.54
ProFund VP UltraMid-Cap                                                    -49.04                                               -48.47
ProFund VP Small-Cap Value                                                 -34.66                                               -33.95
ProFund VP Small-Cap Growth                                                -28.38                                               -27.60
ProFund VP UltraSmall-Cap          -49.68    -31.18                        -24.50        -49.12    -30.91                       -24.23
ProFund VP U.S. Government Plus                                             11.86                                                13.02
ProFund VP Rising Rates
  Opportunity                                                              -25.01                                               -24.21

First Trust(R)10 Uncommon Values    -43.78                                  -45.50        -43.16                                 -45.21

SP Jennison International Growth   -29.41                                  -34.07        -28.65                                 -33.63
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 1.5% Credit)                                    and a 4.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -18.39    -23.37    -2.94      4.78      5.10         -16.38    -22.74    -2.46     5.03      5.29
AST William Blair International
  Growth                           -25.64    -25.34    -3.01                0.07         -23.81    -24.73    -2.54               0.47
AST American Century
  International Growth             -19.45    -21.85    -1.87                0.53         -17.47    -21.21    -1.39               0.94
AST DeAM International Equity      -17.01    -27.51    -4.88                -1.49        -14.96    -26.92    -4.42               -1.18
AST MFS Global Equity              -12.24    -10.69                         -7.31        -10.07    -9.97                         -6.61
AST PBHG Small-Cap Growth          -34.39    -32.40    -5.55                2.93         -32.77    -31.85    -5.09               3.21
AST DeAM Small-Cap Growth          -26.44    -26.06                        -11.25        -24.63    -25.46                       -10.71
AST Federated Aggressive Growth    -29.17                                  -26.97        -27.43                                 -26.15
AST Goldman Sachs Small-Cap
  Value                             -7.90     9.58                          6.81         -5.63     10.47                         7.33
AST Gabelli Small-Cap Value         -9.35     4.70      0.06                4.11         -7.12      5.55      0.55               4.54
AST DeAM Small-Cap Value                                                   -22.10                                               -20.18
AST Goldman Sachs  Mid-Cap
  Growth                           -27.44                                  -37.85        -25.65                                 -37.28
AST NB Mid-Cap Growth              -31.19    -23.04    -4.16                3.25         -29.50    -22.41    -3.69               3.55
AST NB Mid-Cap Value               -10.53     2.42      1.49                6.25         -8.33      3.25      1.99               6.52
AST Alger All-Cap Growth           -35.77                                  -29.22        -34.19                                 -28.64
AST Gabelli All-Cap Value          -20.69                                  -11.30        -18.74                                 -10.31
AST T. Rowe Price Natural
  Resources                         -5.51     5.42      5.15                8.40         -3.18      6.28      5.66               8.75
AST Alliance Growth                -30.96    -20.99    -3.97                0.09         -29.26    -20.35    -3.50               0.46
AST MFS Growth                     -28.16    -20.07                        -15.85        -26.39    -19.41                       -15.20
AST Marsico Capital Growth         -15.54    -18.03     2.93                2.97         -13.46    -17.37     3.43               3.47
AST Goldman Sachs Concentrated
  Growth                           -29.82    -31.49    -4.02      6.30      6.72         -28.09    -30.94    -3.55     6.56      6.98
AST DeAM Large-Cap Growth                                                  -22.20                                               -20.29
AST DeAM Large-Cap Value           -15.28                                  -11.01        -13.19                                 -10.02
AST Alliance/Bernstein Growth +
   Value                           -24.98                                  -17.74        -23.14                                 -16.53
AST Sanford Bernstein Core Value   -13.22                                   -7.92        -11.08                                  -6.57
AST Cohen & Steers Realty           2.68      8.98                          1.55          5.21      9.87                         2.05
AST Sanford Bernstein Managed
  Index 500                        -20.61    -14.16                         -0.96        -18.66    -13.46                        -0.48
AST American Century Income &
  Growth                           -19.79    -13.98    -3.12                0.47         -17.82    -13.28    -2.65               0.88
AST Alliance Growth and Income     -23.26    -7.85     -0.15      7.34      7.45         -21.37    -7.09      0.34     7.60      7.69
AST MFS Growth with Income         -21.60    -13.60                        -11.49        -19.67    -12.90                       -10.81
AST INVESCO Capital Income         -17.46    -8.44     -1.15                5.59         -15.43    -7.70     -0.66               5.88
AST DeAM Global Allocation         -15.40    -11.48    -1.68                4.03         -13.32    -10.76    -1.20               4.29
AST American Century Strategic
  Balanced                          -9.72    -6.51      1.69                3.31         -7.49     -5.74      2.19               3.73
AST T. Rowe Price Asset
   Allocation                       -9.86    -6.04      1.01                5.58         -7.64     -5.28      1.50               5.87
AST T. Rowe Price Global Bond       15.06     4.52      3.12                2.29         17.89      5.38      3.63               2.58
AST Federated High Yield            0.07     -4.21     -2.23                2.60          2.53     -3.43     -1.75               2.88
AST Lord Abbett Bond-Debenture      0.43                                    1.46          2.91                                   2.60
AST DeAM Bond                                                               8.25                                                 10.92
AST PIMCO Total Return Bond         9.25      8.82      6.27                5.96         11.95      9.71      6.79               6.24
AST PIMCO Limited Maturity
  Bond                              6.24      6.50      5.10                4.88          8.86      7.37      5.61               5.22

MV Emerging Markets                 -9.66    -16.45    -10.22               -7.71        -7.43     -15.77    -9.78               -7.37

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -19.24    -8.78                          -8.18        -17.25    -8.03                         -7.50

INVESCO VIF Dynamics               -31.88    -23.98                        -14.25        -30.20    -23.36                       -13.59
INVESCO VIF Technology             -46.83    -40.16                        -27.69        -45.52    -39.68                       -27.14
INVESCO VIF Health Sciences        -24.43    -5.74                          -1.60        -22.57    -4.97                         -0.85
INVESCO VIF Financial Services     -14.88    -2.40                          1.86         -12.78    -1.60                         2.64
INVESCO VIF
  Telecommunications               -50.80    -45.46                        -35.44        -49.58    -45.01                       -34.95

Evergreen VA Global Leaders        -20.24    -15.09                         -9.85        -18.28    -14.39                        -9.16
Evergreen VA Special Equity        -27.16    -15.88                         -9.52        -25.37    -15.19                        -8.83
Evergreen VA Omega                 -25.36                                  -21.40        -23.52                                 -20.73

ProFund VP Europe 30               -25.74    -21.85                        -15.45        -23.91    -21.21                       -14.81
ProFund VP Asia 30                                                         -21.23                                               -19.29
ProFund VP Japan                                                           -26.43                                               -24.61
ProFund VP Banks                                                           -12.96                                               -10.81
ProFund VP Basic Materials                                                 -14.03                                               -11.91
ProFund VP Biotechnology           -37.50                                  -59.40        -35.96                                 -58.89
ProFund VP Consumer Cyclical                                               -26.36                                               -24.54
ProFund VP Consumer Non-Cyclical                                           -15.87                                               -13.80
ProFund VP Energy                  -17.02                                  -50.69        -14.98                                 -50.06
ProFund VP Financial               -14.86                                  -49.95        -12.76                                 -49.31
ProFund VP Healthcare              -22.67                                  -52.01        -20.76                                 -51.40
ProFund VP Industrial                                                      -19.42                                               -17.44
ProFund VP Internet                                                        -12.92                                               -10.78
ProFund VP Pharmaceuticals                                                 -13.02                                               -10.88
ProFund VP Precious Metals                                                  -1.36                                                1.07
ProFund VP Real Estate              0.05                                   -41.07         2.52                                  -40.32
ProFund VP Semiconductor                                                   -47.80                                               -46.52
ProFund VP Technology              -40.66                                  -66.96        -39.20                                 -66.55
ProFund VP Telecommunications      -37.81                                  -62.81        -36.28                                 -62.34
ProFund VP Utilities               -23.92                                  -55.75        -22.04                                 -55.19
ProFund VP Bull                                                            -19.02                                               -17.03
ProFund VP Bear                     20.85                                  -32.67        23.83                                  -31.82
ProFund VP UltraBull               -36.09                                  -61.27        -34.52                                 -60.78
ProFund VP OTC                     -38.60                                  -66.80        -37.09                                 -66.38
ProFund VP Short OTC                                                       -19.02                                               -17.03
ProFund VP UltraOTC                -68.94    -70.71                        -58.62        -68.17    -70.48                       -58.31
ProFund VP Mid-Cap Value                                                   -22.10                                               -20.18
ProFund VP Mid-Cap Growth                                                  -21.73                                               -19.81
ProFund VP UltraMid-Cap                                                    -41.97                                               -40.54
ProFund VP Small-Cap Value                                                 -27.93                                               -26.16
ProFund VP Small-Cap Growth                                                -21.80                                               -19.88
ProFund VP UltraSmall-Cap          -42.60    -26.26                        -20.49        -41.18    -25.66                       -19.89
ProFund VP U.S. Government Plus                                             17.47                                                20.36
ProFund VP Rising Rates
  Opportunity                                                              -18.52                                               -16.51

First Trust(R)10 Uncommon Values    -36.84                                  -38.48        -35.28                                 -37.88

SP Jennison International Growth   -22.81                                  -28.60        -20.91                                 -27.55
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Strong International Equity    -15.58    -22.50    -2.28      5.13      5.36
AST William Blair International
  Growth                           -23.08    -24.49    -2.35                0.63
AST American Century
  International Growth             -16.67    -20.96    -1.20                1.10
AST DeAM International Equity      -14.14    -26.69    -4.24                -1.06
AST MFS Global Equity               -9.21    -9.68                          -6.33
AST PBHG Small-Cap Growth          -32.12    -31.63    -4.91                3.32
AST DeAM Small-Cap Growth          -23.90    -25.22                        -10.50
AST Federated Aggressive Growth    -26.73                                  -25.83
AST Goldman Sachs Small-Cap
  Value                             -4.73    10.83                          7.53
AST Gabelli Small-Cap Value         -6.23     5.89      0.74                4.70
AST DeAM Small-Cap Value                                                   -19.42
AST Goldman Sachs  Mid-Cap
  Growth                           -24.93                                  -37.05
AST NB Mid-Cap Growth              -28.82    -22.16    -3.51                3.67
AST NB Mid-Cap Value                -7.44     3.58      2.18                6.62
AST Alger All-Cap Growth           -33.56                                  -28.41
AST Gabelli All-Cap Value          -17.96                                   -9.91
AST T. Rowe Price Natural
  Resources                         -2.25     6.62      5.87                8.88
AST Alliance Growth                -28.58    -20.09    -3.31                0.60
AST MFS Growth                     -25.68    -19.16                        -14.95
AST Marsico Capital Growth         -12.63    -17.10     3.63                3.67
AST Goldman Sachs Concentrated
  Growth                           -27.40    -30.72    -3.37      6.66      7.08
AST DeAM Large-Cap Growth                                                  -19.52
AST DeAM Large-Cap Value           -12.36                                   -9.62
AST Alliance/Bernstein Growth +
   Value                           -22.40                                  -16.05
AST Sanford Bernstein Core Value   -10.23                                   -6.03
AST Cohen & Steers Realty           6.22     10.22                          2.24
AST Sanford Bernstein Managed
  Index 500                        -17.88    -13.18                         -0.29
AST American Century Income &
  Growth                           -17.03    -13.01    -2.46                1.04
AST Alliance Growth and Income     -20.62    -6.80      0.53      7.71      7.79
AST MFS Growth with Income         -18.90    -12.62                        -10.55
AST INVESCO Capital Income         -14.62    -7.40     -0.47                5.99
AST DeAM Global Allocation         -12.49    -10.48    -1.01                4.39
AST American Century Strategic
  Balanced                          -6.60    -5.44      2.39                3.90
AST T. Rowe Price Asset
   Allocation                       -6.75    -4.98      1.70                5.98
AST T. Rowe Price Global Bond       19.03     5.71      3.83                2.69
AST Federated High Yield            3.52     -3.12     -1.57                2.99
AST Lord Abbett Bond-Debenture      3.90                                    3.05
AST DeAM Bond                                                               11.99
AST PIMCO Total Return Bond         13.02    10.06      6.99                6.36
AST PIMCO Limited Maturity
  Bond                              9.90      7.71      5.81                5.35

MV Emerging Markets                 -6.54    -15.50    -9.61                -7.24

---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
WFVT Equity Income                 -16.46    -7.74                          -7.23

INVESCO VIF Dynamics               -29.53    -23.11                        -13.33
INVESCO VIF Technology             -45.00    -39.48                        -26.93
INVESCO VIF Health Sciences        -21.82    -4.67                          -0.56
INVESCO VIF Financial Services     -11.94    -1.29                          2.94
INVESCO VIF
  Telecommunications               -49.10    -44.84                        -34.75

Evergreen VA Global Leaders        -17.49    -14.12                         -8.89
Evergreen VA Special Equity        -24.65    -14.92                         -8.56
Evergreen VA Omega                 -22.79                                  -20.47

ProFund VP Europe 30               -23.18    -20.96                        -14.55
ProFund VP Asia 30                                                         -18.52
ProFund VP Japan                                                           -23.89
ProFund VP Banks                                                            -9.95
ProFund VP Basic Materials                                                 -11.06
ProFund VP Biotechnology           -35.34                                  -58.68
ProFund VP Consumer Cyclical                                               -23.82
ProFund VP Consumer Non-Cyclical                                           -12.97
ProFund VP Energy                  -14.16                                  -49.82
ProFund VP Financial               -11.92                                  -49.06
ProFund VP Healthcare              -20.00                                  -51.16
ProFund VP Industrial                                                      -16.64
ProFund VP Internet                                                         -9.92
ProFund VP Pharmaceuticals                                                 -10.02
ProFund VP Precious Metals                                                  2.04
ProFund VP Real Estate              3.50                                   -40.03
ProFund VP Semiconductor                                                   -46.00
ProFund VP Technology              -38.62                                  -66.38
ProFund VP Telecommunications      -35.67                                  -62.15
ProFund VP Utilities               -21.29                                  -54.97
ProFund VP Bull                                                            -16.23
ProFund VP Bear                     25.02                                  -31.48
ProFund VP UltraBull               -33.89                                  -60.58
ProFund VP OTC                     -36.49                                  -66.22
ProFund VP Short OTC                                                       -16.23
ProFund VP UltraOTC                -67.87    -70.38                        -58.18
ProFund VP Mid-Cap Value                                                   -19.42
ProFund VP Mid-Cap Growth                                                  -19.04
ProFund VP UltraMid-Cap                                                    -39.97
ProFund VP Small-Cap Value                                                 -25.45
ProFund VP Small-Cap Growth                                                -19.10
ProFund VP UltraSmall-Cap          -40.62    -25.42                        -19.65
ProFund VP U.S. Government Plus                                             21.52
ProFund VP Rising Rates
  Opportunity                                                              -15.71

First Trust(R)10 Uncommon Values    -34.66                                  -37.64

SP Jennison International Growth   -20.15                                  -27.13
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  period is the net investment  factor for that period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation  Period
applies to each day in the period.  The net  investment  factor is an index that measures the  investment  performance,  of and charges assessed  against,  a Sub-account  from one Valuation  Period to the next.  The net  investment  factor for a Valuation  Period is: (a)
divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account at the end of the preceding  Valuation Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share charge or credit during the preceding  Valuation  Period as a provision for taxes  attributable to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each  Sub-account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable during the various  Guarantee  Periods offered.  Declared rates are effective annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period begins.  The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its
Maturity Date, when we confirm the allocation.  We declare interest rates applicable to new Fixed  Allocations from  time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest  at a rate not less than the rate we are then  crediting  to Fixed
Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rates we credit are  subject to a minimum.  We may  declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                            -----
reduction to the interest rate determined according to the index.
---------

The  index is based  on the  published  rate for  certificates  of  indebtedness  (bills,  notes  or  bonds,  depending  on the term of
     -----
indebtedness)  of the United States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term  (length  of time from  issuance  to  maturity)  of the  certificates  of indebtedness  upon which the index is based is the same as the duration of the Guarantee  Period.  If no  certificates  of indebtedness are available for such term,  the next shortest term is used. If the United  States  Treasury's  auction  program is  discontinued,  we will substitute  indexes which in our opinion are comparable.  If required,  implementation of such substitute  indexes will be subject to approval by the SEC and the Insurance  Department of the  jurisdiction  in which your Annuity was delivered.  (For Annuities  issued as  certificates of  participation  in a group contract,  it is our  expectation  that approval of only the  jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change.  However, such a change will affect the MVA .

We have no specific  formula for  determining  the interest  rates we declare.  Rates may differ  between  classes and between types of annuities we offer,  even for guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for
Fixed  Allocations  to reflect the returns  available on the type of  investments  we make to support the various  classes of annuities supported  by the assets in  Separate  Account D.  However,  we may also take into  consideration  in  determining  rates such  factors including,  but not limited to, the durations  offered by the annuities  supported by the assets in Separate  Account D, regulatory and tax requirements,  the liquidity of the secondary markets for the type of investments we make,  commissions,  administrative  expenses, investment  expenses,  our insurance risks in relation to Fixed  Allocations,  general economic trends and competition.  OUR MANAGEMENT
MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to determine the Account  Value of each Fixed  Allocation.  The formula used to determine  the MVA is applied  separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.
Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips" are a form of security where  ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and  government  debt  securities  of  comparable  duration.  We currently  use the Merrill  Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                      [(1+I) / (1+J+0.0010)]N/365
                                                                where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed if  Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above, we apply certain  formulas to determine "I" and "J" when we do not offer Guarantee  Periods with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your class of Annuities  with durations that are both shorter and longer than the Remaining
         Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with durations that are both longer and shorter than the
         Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the Moody's
         Corporate Bond Yield Average - Monthly Average Corporates (the "Average"),  as published by Moody's Investor  Services,  Inc., its  successor,  or an equivalent  service should such Average no longer be published by Moody's.  For  determining I, we will use the Average  published on or immediately  prior to the start of the applicable  Guarantee  Period.  For  determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed  Allocation's  Account Value on its Maturity Date,  and, where required by law, the 30 days prior to the Maturity  Date.  If we are not  offering a Guarantee  Period with a duration  equal to the number of years  remaining in a Fixed
Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are  expected to be sensitive  to interest  rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There  would be a downward  adjustment  when the  applicable  Current  Rate plus 0.10  percent of  interest  exceeds the rate credited to the Fixed  Allocation  and an upward  adjustment  when the  applicable  Current  Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right,  from time to time, to determine the MVA using an interest rate lower than the Current Rate for all  transactions applicable to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if  transactions  to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy; (d) any other matter requiring a vote of the  shareholders.  American Skandia Trust (the "Trust") has obtained an exemption from the Securities and Exchange  Commission that permits its investment  adviser,  American Skandia Investment  Services,  Incorporated  ("ASISI"),  subject to approval by the Board of
Trustees of the Trust,  to change  sub-advisors  for a  Portfolio  and to enter into new  sub-advisory  agreements,  without  obtaining shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors by
ASISI and the Trustees.  The Trust is required,  under the terms of the  exemption,  to provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the  applicable  underlying  mutual fund  portfolio will instruct us how to vote on the matter,  pursuant to the  requirements  of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate  offering certain  Guarantee  Periods for new or renewing Fixed  Allocations;  (d) combine Separate  Account D with other  "non-unitized"  separate  accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate  Separate  Account B as a management  investment  company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity  under the Code;  (i) make changes  required  by any change in other  Federal  or state laws  relating  to  retirement  annuities  or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional  Sub-accounts  available to you. These  Sub-accounts  will invest in underlying  mutual funds or  portfolios  of underlying  mutual funds we believe to be suitable for the Annuity.  We may or may not make a new  Sub-account available to invest in any new  portfolio of one of the current  underlying  mutual funds should such a portfolio be made  available to
Separate Account B.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or portfolio no longer  suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the  investment objectives or restrictions of an underlying  mutual fund or portfolio,  or because the underlying mutual fund or portfolio is no longer available for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance  department of our state of domicile,  if so required by law,  before making such a  substitution,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we  determine  to be  associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We also reserve the right to transfer assets of Separate Account
D which we determine to be associated with the class of contracts to which your annuity  belongs,  to another  "non-unitized"  separate account.  We will notify you (and/or any payee during the annuity payment phase) of any  modification  to your Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer from a Fixed  Allocation  or an annuity  payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any  transfer  from a  Sub-account  for a period not to exceed 7 calendar  days from the date the  transaction  is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next payment  following  correction;  and (b) any  overpayments  by us will be charged  against future amounts payable by us under your
Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make all annuity payment options available in the future.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change  your  choices  before the  Annuity  Date under the terms of your  contract.  A maximum  Annuity  Date may be required  by law.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity  options  may not be  available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary to the end of such period.
Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the Insurance
Charge  assessed to cover the risk that key lives  outlive our  expectations  provides no benefit to an Owner  selecting  this  option.
Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is determined by  multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply, by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where required by law or regulation,  such annuity table will have rates that do not differ according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other factors  described  below.  The greater the AIR, the greater the first annuity  payment.  A higher
AIR may result in smaller  potential growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.  Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first annuity payment.  If the  Sub-accounts you choose perform better than the AIR, then subsequent  annuity payments will be higher than the first. If the  Sub-accounts  you choose perform worse than the AIR, then subsequent  annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive are  adjusted  based on the  performance  of the
Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the Annuitant,  for a Certain Period,  or for the life of the Annuitant and a Certain  Period.  Annuity  payments  terminate when the Annuitant dies, the Certain Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the
         Account Value reduced by any applicable  premium tax, the length of any Certain Period,  the payment option selected,  and the
         Unit Value of the  Sub-accounts  you  initially  selected  on the  Annuity  Date.  The number of Units also will depend on the
         Annuitant's  age and gender (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.  Other than to fund Annuity  Payments,  the number of Units  allocated to each  Sub-account  will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account and multiplying  them by the Unit Value of each Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion  the Annuity  Payment  Amount from the  immediate  impact of  Sub-account performance  through a  "stabilization"  process.  This means that positive  market  performance  will not always increase the
         Annuity  Payment  Amount,  and  negative  market  performance  will not  always  decrease  the  Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the  Inheritance  Period while  generally  maintaining a level  Annuity  Payment
         Amount.  When values under the Annuity  exceed a trigger,  then an Adjustment is made to increase the Annuity  Payment  Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitants and will depend on the Benchmark  Rate, the
         Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment  Date is the date each month  annuity  payments  are  payable.  This date is the same day of the month as the
         Annuity  Date which may be any date  chosen by you between the 1st and the 28th day of the month.  The  Annuity  Payment  Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an  assumed  rate of return  used in  determining  the  Annuity  Factors  and the  Schedule  of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently 4%. The Benchmark  Rate for Annuity  Option 6 is currently 3%. We may use a different rate for different  classes of purchasers.  The Benchmark Rate is set forth in the  supplemental  contract  material which you receive upon annuitization.

         Cash Value  Trigger  is an amount we use to  determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value Trigger is a percentage of the Account Value on the Annuity Date
         (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each  allocation to a  Sub-account,  plus any earnings and any  adjustments  made based on whether the Annuitant(s) is alive and/or less any losses,  distributions,  and charges thereon.  Income Base is determined  separately for each  Sub-account,  and then totaled to determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which annuity  payments are due whether or not the Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account of how many Units are expected to fund your annuity  payments as of each
         Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity  Date and is based on the portion of the Account
         Value on the Annuity  Date you  allocate  to a  Sub-account,  the  Benchmark  Rate,  and Annuity  Factors.  Subsequently,  the
         Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|     Stabilized Variable Payments (Option 5)
        ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the Annuity Date. The schedule of units is established  for each  Sub-account  you choose on the Annuity
         Date based on the  applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity  factors  reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments  (described above)
         where each  payment  can vary  based on  Sub-account  performance,  this  payment  option  cushions  the  immediate  impact of
         Sub-account  performance  by adjusting  the length of the time during which  annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial annuity payment amount is calculated  based on the Schedule of Units  multiplied by the Unit Values on the Annuity
         Date.  We calculate this value upon annuitization and this is the amount payable on the first Annuity Payment Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are determined one month in advance.  On the Annuity  Payment Date,  based on your current allocations, we calculate the Inheritance Period and the Cash Value. We calculate these initial values as follows:

|X|      The  Inheritance  Period is first reduced by one month (because one monthly period has passed) and then increased or decreased
              -------------------
              to reflect the  difference  between the value of the Units to be redeemed to fund the stable  annuity  payment amount and the value of the Units in the Schedule of Units.  Generally,  if Sub-account performance exceeds the Benchmark Rate, then the  Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark
              Rate, the Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized  while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment amount on each Annuity  Payment Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been exceeded then we do not make an  adjustment.  The next annuity  payment amount is equal
                                       ---
         to the then  current  annuity  payment  amount.  The  Inheritance  Period and the Cash Value  initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger  has been  exceeded  then we make an  adjustment.  The Cash Value of the  Annuity is adjusted to be equal to the Cash Value  Trigger  and the  Inheritance  Period is  decreased.  The  Schedule  of Units is revised to reflect a higher Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the
         Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the
         Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the  Inheritance  Period is equal to zero,  the Annuity in the  annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the  Inheritance  Date;  however,  the annuity  payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

---------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity payment option 6, the Optional  Guarantee  Feature,  the annuity payment amount will not be less than the initial guaranteed annuity payment amount.
---------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have selected  annuity  payment option 6, you can adjust the Cash Value Trigger to 25%, 50%, or 75% of the original
         Cash Value Trigger on any Annuity Payment Date.

         Reducing the Cash Value Trigger  increases the likelihood  that your annuity payment amount will increase.  However,  reducing the Cash Value  Trigger may also result in using more Units to generate the larger  monthly  payment.  This can also  decrease the Inheritance  Period more rapidly to support the higher Annuity  Payment Amount during periods of poor market  performance, which may effect the stability of future  annuity  payments.  Any  adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease  the  trigger in the future to 25% of the  original  Cash Value  Trigger.  If you have  selected
         Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment  option 5 under  different  hypothetical  interest rate  scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate,  and $50,000  Account  Value on the Annuity  Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity  payment option 6 under  different  hypothetical  interest rate scenarios for a randomly  chosen male and female aged 65 with a 3% Benchmark  Rate,  and a $50,000  Account Value on Annuity  Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the  Inheritance  Date, if an  Inheritance  Period exists and was never zero at any time between the death of the last  surviving
Annuitant and the Inheritance  Date, we will make Annuity Payments to the Beneficiary for the remainder of the Inheritance  Period.  As an alternative,  a lump sum can be paid to the Beneficiary.  There is no guarantee that there will be any Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the  Inheritance
Date, the Annuity terminates.

For Payment  Options 1, 2 and 3 if the Annuitant  dies before the Annuity Date, the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection  with a tax qualified  retirement  plan or qualified  contract  (including  individual  retirement annuities),  the beneficiary  may only be entitled to a lump sum  distribution  after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a  Beneficiary,  annuity  payments  will begin as of the next Annuity  Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until  the  death of the  last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  and the financial  statements of American  Skandia Life  Assurance  Corporation
Variable  Account B at  December  31,  2002 and for the years  ended  December  31, 2002 and 2001,  appearing  in this  Prospectus  and
Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing elsewhere  herein,  and are included in reliance upon such reports  given on the  authority of such firm as experts in  accounting  and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December 31, 2002 and for the years ended December 31, 2002 and 2001.  There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,  Bridgeport,
Connecticut  06601-7040.  Our phone  number is  1-800-766-4530.  You may also  forward  such a request  electronically  to our Customer
Service Department at customerservice@skandia.com.

                           APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                          Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred to in Note 1, as of December 31, 2002,  and the related  statement of  operations  for the year then ended and the  statements  of changes in net assets for each of the two years in the period then ended.  These  financial statements are the  responsibility  of the Account's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  the results of its  operations for the year then ended and the  changes  in its net assets for each of the two years in the  period  then ended in  conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------

                                                 ASSETS                                                                                               LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 87,156,971 shares ( cost $515,150,437)                          $ 318,994,513      Payable to American Skandia Life Assurance Corporation                        $ 1,024,963
            Alliance/Bernstein Growth + Value Portfolio - 4,369,344 shares ( cost $36,046,225)                  31,677,741      Payable to American Skandia Trust                                              11,361,593
            Alliance Growth Portfolio - 34,785,347 shares ( cost $286,411,729)                                 234,801,093      Payable to INVESCO Variable Investment Funds                                       49,654
            Alliance Growth & Income Portfolio - 84,468,669 shares ( cost $1,567,383,227)                    1,146,239,838      Payable to Montgomery Variable Series                                              82,308
            American Century Income & Growth Portfolio - 26,908,641 shares ( cost $314,651,263)                253,210,309      Payable to First Trust Defined Funds                                                7,100
            American Century International Growth I Portfolio - 37,664,071 shares ( cost $402,091,098)         369,107,895      Payable to Prudential Funds                                                         2,770
            American Century Strategic Balanced Portfolio - 15,409,802 shares ( cost $196,970,277)             171,665,189      Payable to Wells Fargo Variable Trust                                             337,980
                                                                                                                                                                                                      --------------------
            Cohen & Steers Real Estate Portfolio - 17,330,881 shares ( cost $180,797,054)                      174,175,353                                Total Liabilities                                  $ 12,866,369
                                                                                                                                                                                                      --------------------
            DeAm Bond Portfolio - 2,080,829 shares ( cost $21,989,503)                                          22,410,527
            DeAm Global Allocation Portfolio - 29,829,282 shares ( cost $383,685,148)                          279,798,663
            DeAm International Equity Portfolio - 11,593,345 shares ( cost $109,379,215)                        97,152,235
            DeAm Large-Cap Growth Portfolio - 1,233,733 shares ( cost $10,147,780)                               9,549,091
            DeAm Large-Cap Value Portfolio - 5,586,622 shares ( cost $50,408,137)                               43,854,980
            DeAm Small-Cap Growth Portfolio - 55,070,734 shares ( cost $322,509,552)                           284,715,693                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 1,065,215 shares ( cost $8,218,686)                                 8,255,419                                                                Aggregate        Aggregate
            Federated Aggressive Growth Portfolio - 7,639,317 shares ( cost $39,389,655)                        38,807,731      Contractowners' Equity                                      Units            Value
            Federated High Yield Bond Portfolio - 72,426,958 shares ( cost $575,613,914)                       571,448,702      AST - Alger All-Cap Growth Portfolio                       90,192,770       $ 318,994,513
            Gabelli All-Cap Value Portfolio - 14,279,917 shares ( cost $126,392,671)                           110,954,956      AST - Alliance/Bernstein Growth + Value Portfolio           4,327,328          31,677,741
            Gabelli Small-Cap Value Portfolio - 42,585,220 shares ( cost $526,427,692)                         493,562,701      AST - Alliance Growth Portfolio                            24,257,897         234,801,093
            Goldman Sachs Concentrated Growth Portfolio - 66,943,381 shares ( cost $2,004,095,474)           1,118,623,901      AST - Alliance Growth & Income Portfolio                   59,063,804       1,146,239,838
            Goldman Sachs Mid-Cap Growth Portfolio - 20,695,906 shares ( cost $70,689,403)                      59,604,210      AST - American Century Income & Growth Portfolio           25,314,302         253,210,309
            Goldman Sachs Small-Cap Value Portfolio - 23,787,714 shares ( cost $355,440,822)                   308,288,769      AST - American Century International Growth I Portfolio    36,674,213         369,107,895
            Invesco Capital Income Portfolio - 51,516,818 shares ( cost $806,876,135)                          646,536,064      AST - American Century Strategic Balanced Portfolio        14,602,198         171,665,189
            Lord Abbett Bond Debenture Portfolio - 16,275,156 shares ( cost $160,708,945)                      163,890,817      AST - Cohen & Steers Real Estate Portfolio                 16,394,387         174,175,353
            Marsico Capital Growth Portfolio - 90,792,732 shares ( cost $1,269,937,243)                      1,064,090,824      AST - DeAm Bond Portfolio                                   2,101,991          22,410,527
            MFS Global Equity Portfolio - 7,345,755 shares ( cost $63,376,637)                                  59,353,705      AST - DeAm Global Allocation Portfolio                     19,851,420         279,798,663
            MFS Growth Portfolio - 87,693,110 shares ( cost $755,370,286)                                      520,897,076      AST - DeAm International Equity Portfolio                  11,076,317          97,152,235
            MFS Growth with Income Portfolio - 12,472,386 shares ( cost $98,975,992)                            86,558,358      AST - DeAm Large-Cap Growth Portfolio                       1,240,744           9,549,091
            Money Market Portfolio - 2,709,533,648 shares ( cost $2,711,656,868)                             2,711,656,868      AST - DeAm Large-Cap Value Portfolio                        5,640,550          43,854,980
            Neuberger & Berman Mid-Cap Growth Portfolio - 29,877,182 shares ( cost $307,940,929)               280,546,742      AST - DeAm Small-Cap Growth Portfolio                      46,270,883         284,715,693
            Neuberger & Berman Mid-Cap Value Portfolio - 57,318,322 shares ( cost $847,505,033)                750,296,836      AST - DeAm Small-Cap Value Portfolio                        1,070,115           8,255,419
            PBHG Small-Cap Growth Portfolio - 23,701,912 shares ( cost $253,592,186)                           246,736,903      AST - Federated Aggressive Growth Portfolio                 7,054,451          38,807,731
            PIMCO Limited Maturity Bond Portfolio - 92,594,286 shares ( cost $1,029,270,805)                 1,051,871,089      AST - Federated High Yield Bond Portfolio                  47,108,149         571,448,702
            PIMCO Total Return Bond Portfolio - 181,056,541 shares ( cost $2,101,018,162)                    2,216,132,059      AST - Gabelli All-Cap Value Portfolio                      14,512,425         110,954,956
            Sanford Bernstein Core Value Portfolio - 22,591,995 shares ( cost $203,579,998)                    198,131,794      AST - Gabelli Small-Cap Value Portfolio                    40,876,983         493,562,701
            Sanford Bernstein Managed Index 500 Portfolio - 48,545,533 shares ( cost $476,835,516)             424,773,411      AST - Goldman Sachs Concentrated Growth Portfolio          60,039,938       1,118,623,901
            Strong International Equity Portfolio - 25,457,382 shares ( cost $338,590,579)                     311,089,214      AST - Goldman Sachs Mid-Cap Growth Portfolio               18,856,270          59,604,210
            T. Rowe Price Asset Allocation Portfolio - 20,757,846 shares ( cost $340,112,772)                  264,454,961      AST - Goldman Sachs Small-Cap Value Portfolio              22,931,650         308,288,769
            T. Rowe Price Global Bond Portfolio - 18,747,539 shares ( cost $194,157,986)                       208,097,688      AST - Invesco Capital Income Portfolio                     41,317,234         646,536,064
            T. Rowe Price Natural Resources Portfolio - 8,940,926 shares ( cost $131,317,806)                  121,238,963      AST - Lord Abbett Bond Debenture Portfolio                 16,189,211         163,890,817
            William Blair International Growth Portfolio - 41,393,191 shares ( cost $494,027,986)              308,793,205      AST - Marsico Capital Growth Portfolio                     96,160,163       1,064,090,824
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                           7,511,785          59,353,705
            Value Fund  - 581,879 shares ( cost $5,730,147)                                                      4,771,411      AST - MFS Growth Portfolio                                 90,640,344         520,897,076
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                     12,733,020          86,558,358
            VA Blue Chip Fund - 455,557 shares ( cost $3,776,235)                                                2,633,117      AST - Money Market Portfolio                              214,020,495       2,711,656,868
            VA Capital Growth Fund - 530,392 shares ( cost $7,642,329)                                           5,728,230      AST - Neuberger & Berman Mid-Cap Growth Portfolio          22,949,001         280,546,742
            VA Equity Index Fund - 495,133 shares ( cost $4,623,161)                                             3,391,660      AST - Neuberger & Berman Mid-Cap Value Portfolio           45,014,353         750,296,836
            VA Foundation Fund - 639,005 shares ( cost $9,200,902)                                               7,354,951      AST - PBHG Small-Cap Growth Portfolio                      20,229,481         246,736,903
            VA Global Leaders Fund - 1,295,261 shares ( cost $14,264,356)                                       12,719,464      AST - PIMCO Limited Maturity Bond Portfolio                76,971,617       1,051,871,089
            VA International Growth Fund - 45,785 shares ( cost $455,401)                                          377,265      AST - PIMCO Total Return Bond Portfolio                   141,069,615       2,216,132,059
            VA Omega Fund - 1,237,286 shares ( cost $17,889,637)                                              $ 13,350,314      AST - Sanford Bernstein Core Value Portfolio               22,845,449       $ 198,131,794
            VA Small-Cap Value Fund - 366,870 shares ( cost $4,600,413)                                          3,907,168      AST - Sanford Bernstein Managed Index 500 Portfolio        45,680,242         424,773,411
            VA Special Equity Fund - 2,584,604 shares ( cost $22,991,468)                                       18,350,688      AST - Strong International Equity Portfolio                18,007,797         311,089,214
            VA Strategic Income Fund - 594,028 shares ( cost $5,591,526)                                         5,868,995      AST - T. Rowe Price Asset Allocation Portfolio             16,819,288         264,454,961
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - T. Rowe Price Global Bond Portfolio                  17,341,771         208,097,688
            10 Uncommon Values Portfolio - 1,982,296 shares ( cost $11,270,394)                                  6,759,630      AST - T. Rowe Price Natural Resources Portfolio             6,946,347         121,238,963
            Energy Portfolio - 221,398 shares ( cost $2,477,600)                                                 2,386,671      AST - William Blair International Growth Portfolio         31,110,564         308,793,205
            Financial Services Portfolio - 369,757 shares ( cost $4,222,495)                                     3,697,575      Davis - Value Fund                                            660,802           4,771,411
            Global Target 15 Portfolio - 284,185 shares ( cost $2,679,435)                                       2,341,685      Evergreen - VA Blue Chip Fund                                 463,307           2,633,117
            NASDAQ Target 15 Portfolio - 601,365 shares ( cost $5,395,429)                                       4,107,326      Evergreen - VA Capital Growth Fund                            707,212           5,728,230
            Pharmaceutical Portfolio - 399,616 shares ( cost $4,349,780)                                         3,456,678      Evergreen - VA Equity Index Fund                              539,595           3,391,660
            S&P Target 24 Portfolio - 776,446 shares ( cost $5,581,936)                                          4,767,379      Evergreen - VA Foundation Fund                                949,349           7,354,951
            Target Managed VIP Portfolio - 1,864,705 shares ( cost $13,012,493)                                 12,064,638      Evergreen - VA Global Leaders Fund                          1,785,421          12,719,464
            Technology Portfolio - 436,106 shares ( cost $2,191,495)                                             1,478,398      Evergreen - VA International Growth Fund                       45,975             377,265
            The Dow DART 10 Portfolio - 604,267 shares ( cost $5,019,627)                                        4,217,784      Evergreen - VA Omega Fund                                   2,670,586          13,350,314
            Value Line Target 25 Portfolio - 1,258,362 shares ( cost $3,406,282)                                 2,982,318      Evergreen - VA Small-Cap Value Fund                           318,168           3,907,168
      The Galaxy VIP Funds (GAL):                                                                                               Evergreen - VA Special Equity Fund                          2,553,384          18,350,688
            Asset Allocation Fund - 2,811,400 shares ( cost $46,059,203)                                        34,411,535      Evergreen - VA Strategic Income Fund                          500,680           5,868,995
            Columbia High Yield II Fund - 148,454 shares ( cost $1,399,529)                                      1,337,459      First Trust - 10 Uncommon Values Portfolio                  2,222,766           6,759,630
            Columbia Real Estate Equity II Fund - 67,650 shares ( cost $659,467)                                   652,147      First Trust - Energy Portfolio                                228,757           2,386,671
            Equity Fund - 2,178,348 shares ( cost $44,503,415)                                                  25,181,706      First Trust - Financial Services Portfolio                    382,046           3,697,575
            Growth & Income Fund - 654,070 shares ( cost $7,128,247)                                             5,206,397      First Trust - Global Target 15 Portfolio                      293,636           2,341,685
            Money Market Fund - 9,757,945 shares ( cost $9,764,381)                                              9,764,381      First Trust - NASDAQ Target 15 Portfolio                      621,380           4,107,326
            Quality Plus Bond Fund - 918,356 shares ( cost $9,500,592)                                          10,203,772      First Trust - Pharmaceutical Portfolio                        412,689           3,456,678
            Small Company Growth Fund - 318,350 shares ( cost $4,469,319)                                        2,489,494      First Trust - S&P Target 24 Portfolio                         802,267           4,767,379
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - Target Managed VIP Portfolio                  1,908,301          12,064,638
            VIF Dynamics Fund - 7,344,753 shares ( cost $65,078,133)                                            62,724,192      First Trust - Technology Portfolio                            450,643           1,478,398
            VIF Financial Services Fund - 8,126,947 shares ( cost $95,274,713)                                  85,332,946      First Trust - The Dow DART 10 Portfolio                       624,380           4,217,784
            VIF Health Sciences Fund - 8,424,328 shares ( cost $141,308,521)                                   115,834,514      First Trust - Value Line Target 25 Portfolio                1,300,318           2,982,318
            VIF Technology Fund - 8,519,217 shares ( cost $79,081,860)                                          69,602,006      Galaxy - VIP Asset Allocation Fund                          2,322,229          34,411,535
            VIF Telecommunications Fund - 8,859,231 shares ( cost $25,320,693)                                  24,274,294      Galaxy - VIP Columbia High Yield II Fund                      112,694           1,337,459
      Montgomery Variable Series ( Montgomery ):                                                                                Galaxy - VIP Columbia Real Estate Equity II Fund               57,215             652,147
            Emerging Markets Portfolio - 10,889,319 shares ( cost $76,003,163)                                  70,889,469      Galaxy - VIP Equity Fund                                    1,675,255          25,181,706
      ProFunds VP (ProFunds):                                                                                                   Galaxy - VIP Growth and Income Fund                           656,671           5,206,397
            VP Asia 30 Fund - 790,231 shares ( cost $19,254,940)                                                18,578,331      Galaxy - VIP Money Market Fund                                754,142           9,764,381
            VP Banks Fund - 222,534 shares ( cost $5,803,220)                                                    5,781,431      Galaxy - VIP Quality Plus Bond Fund                           613,722          10,203,772
            VP Basic Materials Fund - 150,109 shares ( cost $3,872,088)                                          3,851,799      Galaxy - VIP Small Company Growth Fund                        287,035           2,489,494
            VP Bear Fund - 1,835,957 shares ( cost $76,225,388)                                                 77,642,614      INVESCO - VIF Dynamics Fund                                10,277,990          62,724,192
            VP Biotechnology Fund - 904,622 shares ( cost $14,976,374)                                          14,211,616      INVESCO - VIF Financial Services Fund                       8,207,393          85,332,946
            VP Bull Fund - 3,001,501 shares ( cost $64,222,421)                                                 61,470,741      INVESCO - VIF Health Sciences Fund                         12,424,845         115,834,514
            VP Bull Plus Fund - 2,437,615 shares ( cost $36,447,146)                                            35,369,793      INVESCO - VIF Technology Fund                              19,761,036          69,602,006
            VP Consumer Cyclical Fund - 156,447 shares ( cost $3,486,072)                                        3,438,705      INVESCO - VIF Telecommunications Fund                       9,858,062          24,274,294
            VP Consumer Non-Cyclical Fund - 197,209 shares ( cost $4,960,265)                                    4,951,920      Montgomery - Emerging Markets Portfolio                    12,059,215          70,889,469
            VP Energy Fund - 830,383 shares ( cost $19,478,828)                                                 19,239,972      ProFunds - VP Asia 30 Fund                                  2,391,617          18,578,331
            VP Europe 30 Fund - 964,654 shares ( cost $17,739,876)                                              17,373,410      ProFunds - VP Banks Fund                                      673,432           5,781,431
            VP Financial Fund - 466,469 shares ( cost $11,306,457)                                              11,125,290      ProFunds - VP Basic Materials Fund                            454,639           3,851,799
            VP Healthcare Fund - 620,180 shares ( cost $13,948,006)                                             13,631,553      ProFunds - VP Bear Fund                                     5,916,783          77,642,614
            VP Industrial Fund - 47,157 shares ( cost $1,159,864)                                                1,134,128      ProFunds - VP Biotechnology Fund                            2,705,640          14,211,616
            VP Internet Fund - 1,111,342 shares ( cost $29,891,215)                                             28,883,787      ProFunds - VP Bull Fund                                     7,699,930          61,470,741
            VP Japan Fund - 139,925 shares ( cost $3,110,188)                                                    3,072,749      ProFunds - VP Bull Plus Fund                                7,378,804          35,369,793
            VP Mid-Cap Growth Fund - 644,905 shares ( cost $15,328,304)                                         15,064,969      ProFunds - VP Consumer Cyclical Fund                          473,010           3,438,705
            VP Mid-Cap Value Fund - 537,130 shares ( cost $12,617,464)                                          12,488,279      ProFunds - VP Consumer Non-Cyclical Fund                      596,903           4,951,920
            VP OTC Fund - 7,043,539 shares ( cost $81,982,802)                                                  75,788,475      ProFunds - VP Energy Fund                                   2,508,817          19,239,972
            VP Pharmaceuticals Fund - 131,484 shares ( cost $3,375,181)                                          3,413,320      ProFunds - VP Europe 30 Fund                                2,901,626          17,373,410
            VP Precious Metals Fund - 1,890,215 shares ( cost $54,233,754)                                    $ 55,647,939      ProFunds - VP Financial Fund                                1,404,659        $ 11,125,290
            VP Real Estate Fund - 669,600 shares ( cost $21,220,108)                                            20,864,731      ProFunds - VP Healthcare Fund                               1,863,359          13,631,553
            VP Rising Rates Opportunity Fund - 294,726 shares ( cost $7,481,925)                                 7,167,747      ProFunds - VP Industrial Fund                                 142,806           1,134,128
            VP Semiconductor Fund - 243,205 shares ( cost $4,231,870)                                            3,789,129      ProFunds - VP Internet Fund                                 3,365,832          28,883,787
            VP Short OTC Fund - 420,379 shares ( cost $13,678,243)                                              14,028,043      ProFunds - VP Japan Fund                                      423,667           3,072,749
            VP Small-Cap Growth Fund - 1,026,905 shares ( cost $24,298,218)                                     23,967,965      ProFunds - VP Mid-Cap Growth Fund                           1,951,944          15,064,969
            VP Small-Cap Value Fund - 1,355,687 shares ( cost $29,558,504)                                      29,160,830      ProFunds - VP Mid-Cap Value Fund                            1,623,274          12,488,279
            VP Technology Fund - 1,235,540 shares ( cost $14,796,564)                                           13,170,856      ProFunds - VP OTC Fund                                     20,541,100          75,788,475
            VP Telecommunications Fund - 1,252,099 shares ( cost $17,482,828)                                   16,790,652      ProFunds - VP Pharmaceuticals Fund                            398,047           3,413,320
            VP U.S. Government Plus Fund - 3,638,279 shares ( cost $123,800,977)                               124,290,371      ProFunds - VP Precious Metals Fund                          5,720,667          55,647,939
            VP Ultra Mid-Cap Fund - 1,007,380 shares ( cost $17,436,851)                                        17,447,828      ProFunds - VP Real Estate Fund                              1,996,929          20,864,731
            VP Ultra OTC Fund - 30,624,927 shares ( cost $49,650,939)                                           45,937,392      ProFunds - VP Rising Rates Opportunity Fund                   889,614           7,167,747
            VP Ultra Small Cap Fund - 2,072,790 shares ( cost $30,685,287)                                      30,345,648      ProFunds - VP Semiconductor Fund                              736,544           3,789,129
            VP Utilities Fund - 1,385,578 shares ( cost $25,757,239)                                            26,021,156      ProFunds - VP Short OTC Fund                                1,273,948          14,028,043
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Growth Fund                         3,107,525          23,967,965
            SP Jennison International Growth Fund - 990,938 shares ( cost $4,303,136)                            4,152,032      ProFunds - VP Small-Cap Value Fund                          4,098,250          29,160,830
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Technology Fund                               3,619,421          13,170,856
            Nova Fund - 2,202,171 shares ( cost $23,525,554)                                                    11,407,246      ProFunds - VP Telecommunications Fund                       3,677,413          16,790,652
            OTC Fund - 4,904,007 shares ( cost $120,058,994)                                                    44,381,267      ProFunds - VP U.S. Government Plus Fund                    10,741,332         124,290,371
            Ursa Fund - 458,090 shares ( cost $3,120,034)                                                        3,467,739      ProFunds - VP Ultra Mid-Cap Fund                            3,049,594          17,447,828
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                               73,515,333          45,937,392
            Asset Allocation Fund - 13,960,432 shares ( cost $189,126,504)                                     145,328,093      ProFunds - VP Ultra Small-Cap  Fund                         6,340,353          30,345,648
            Corporate Bond Fund - 2,857,849 shares ( cost $28,745,616)                                          29,806,385      ProFunds - VP Utilities Fund                                4,113,821          26,021,156
            Equity Income Fund - 997,077 shares ( cost $13,701,933)                                             12,283,990      Prudential - SP Jennison International Growth Fund            696,634           4,152,032
            Equity Value Fund - 2,994,792 shares ( cost $27,028,253)                                            20,214,845      Rydex - Nova Fund                                           2,805,743          11,407,246
            Growth Fund - 3,880,485 shares ( cost $73,077,819)                                                  40,473,461      Rydex - OTC Fund                                           11,071,951          44,381,267
            International Equity Fund - 256,379 shares ( cost $1,936,801)                                        1,479,307      Rydex - Ursa Fund                                             239,938           3,467,739
            Large Company Growth Fund - 1,670,939 shares ( cost $19,053,464)                                    11,379,092      WFVT - Asset Allocation Fund                                8,339,619         145,328,093
            Money Market Fund - 69,054,439 shares ( cost $69,106,596)                                           69,106,596      WFVT - Corporate Bond Fund                                  2,451,576          29,806,385
            Small-Cap Growth Fund - 918,393 shares ( cost $11,733,048)                                           4,454,208      WFVT - Equity Income Fund                                   1,600,734          12,283,990
                                                                                                                                WFVT - Equity Value Fund                                    3,053,622          20,214,845
                                                                                                         ------------------
                          Total Invested Assets                                                           $ 19,679,741,174      WFVT - Growth Fund                                          2,940,057          40,473,461
                                                                                                         ------------------
                                                                                                                                WFVT - International Equity Fund                              261,088           1,479,307
                                                                                                                                WFVT - Large Company Growth Fund                            1,745,833          11,379,092
                                                                                                                                WFVT - Money Market Fund                                    5,391,441          69,106,596
Receivable from Davis Funds                                                                                          $ 106      WFVT - Small-Cap Growth Fund                                  777,846           4,454,208
Receivable from Evergreen Funds                                                                                    160,881
                                                                                                                                                                                                      --------------------
Receivable from Galaxy Funds                                                                                        48,509                                Total Contractowner's Equity                   $ 19,679,741,174
                                                                                                                                                                                                      --------------------
Receivable from ProFunds                                                                                        12,552,100
Receivable from Rydex Variable Trust                                                                               104,774
                                                                                                         ------------------
                          Total Receivables                                                                   $ 12,866,369
                                                                                                         ------------------

                                                                                                         ------------------                                                                           --------------------
                          Total Assets                                                                    $ 19,692,607,543                                Total Liabilities & Contractowner's Equity     $ 19,692,607,543
                                                                                                         ==================                                                                           ====================

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------
See Notes to Financial Statements

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Total                                    AST - Alger All-Cap Growth               AST - Alliance/Bernstein Growth + Value             AST - Alliance Growth                        AST - Alliance Growth & Income           AST - American Century Income and Growth      AST - American Century International Growth I      AST - American Century Strategic Balanced          AST - Cohen & Steers Real Estate                  AST - DeAm Bond                 AST - DeAm Global Allocation
                                                                                    ----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                               $ 323,069,611                                               $ -                                      $ 36,372                                           $ -                                   $ 12,365,684                                   $ 2,969,271                                               $ -                                    $ 4,136,548                                   $ 4,573,103                                  $ -                                   $ 13,901,476
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                      (302,849,681)                                       (7,131,980)                                     (437,292)                                   (4,690,520)                                   (21,186,708)                                   (4,317,070)                                       (6,221,000)                                    (2,598,636)                                   (2,481,763)                             (96,896)                                    (5,326,011)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     20,219,928                                        (7,131,980)                                     (400,920)                                   (4,690,520)                                    (8,821,024)                                   (1,347,799)                                       (6,221,000)                                     1,537,912                                     2,091,340                              (96,896)                                     8,575,465
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                       26,844,633,293                                       247,064,811                                    24,058,595                                   295,826,958                                    598,164,053                                   170,938,109                                       502,234,065                                     63,364,061                                   136,323,467                            9,588,046                                    152,911,437
   Cost of Securities Sold                                                                                   31,441,767,621                                       351,439,741                                    27,363,725                                   451,813,639                                    846,203,929                                   243,376,259                                       528,712,385                                     79,719,560                                   135,850,492                            9,413,351                                    210,659,442

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                       (4,597,134,328)                                     (104,374,930)                                   (3,305,130)                                 (155,986,681)                                  (248,039,876)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
   Short-Term Capital Gain Distributions Received                                                               121,394,763                                                 -                                       149,992                                             -                                     45,695,469                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                 95,703,892                                                 -                                             -                                             -                                     32,947,761                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                     (4,380,035,673)                                     (104,374,930)                                   (3,155,138)                                 (155,986,681)                                  (169,396,646)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                       (3,506,286,199)                                      (74,631,275)                                    1,773,334                                   (78,808,970)                                  (156,919,636)                                  (60,971,883)                                       27,358,756                                    (17,039,528)                                      139,355                                    -                                    (79,848,581)
   End of Period                                                                                             (3,228,940,587)                                     (196,155,924)                                   (4,368,484)                                  (51,610,636)                                  (421,143,388)                                  (61,440,954)                                      (32,983,203)                                   (25,305,088)                                   (6,621,701)                             421,024                                   (103,886,485)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      277,345,611                                      (121,524,649)                                   (6,141,818)                                   27,198,334                                   (264,223,752)                                     (469,071)                                      (60,341,959)                                    (8,265,560)                                   (6,761,056)                             421,024                                    (24,037,904)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                            $ (4,082,470,134)                                   $ (233,031,559)                                 $ (9,697,876)                               $ (133,478,867)                                $ (442,441,422)                                $ (74,255,020)                                    $ (93,041,279)                                 $ (23,083,147)                                 $ (4,196,741)                           $ 498,823                                  $ (73,210,444)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - DeAm International Equity                   AST - DeAm Large-Cap Growth                      AST - DeAm Large-Cap Value                   AST - DeAm Small-Cap Growth                    AST - DeAm Small-Cap Value                 AST - Federated Aggressive Growth                AST - Federated High Yield Bond                    AST - Gabelli All-Cap Value                  AST - Gabelli Small-Cap Value          AST - Goldman Sachs Concentrated GrowthAST - Goldman Sachs Mid-Cap Growth
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 150,734                                           $ -                                            $ -                                           $ -                                      $ 52,030,240                                      $ 891,795                                   $ 2,138,189                         $ 12,991,479                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,793,776)                                          (51,983)                                     (667,431)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       (7,251,125)                                    (1,822,015)                                   (7,008,647)                         (23,804,821)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,793,776)                                          (51,983)                                     (516,697)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       44,779,115                                       (930,220)                                   (4,870,458)                         (10,813,342)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          120,179,529                                         4,122,232                                    46,323,902                                   963,026,852                                     20,024,808                                    84,720,924                                       406,645,725                                     89,974,592                                   495,271,783                          910,467,256                                     44,134,706
   Cost of Securities Sold                                                                                      152,043,962                                         4,379,202                                    49,673,232                                 1,032,369,596                                     20,571,472                                    93,300,809                                       483,690,431                                    112,078,691                                   514,102,046                        2,365,674,724                                     60,530,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,579,885)                                      (77,044,706)                                   (22,104,099)                                  (18,830,263)                      (1,455,207,468)                                   (16,395,296)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                       217,706                                                 -                                              -                                     4,355,656                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     3,542,774                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                        (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,362,179)                                      (77,044,706)                                   (22,104,099)                                  (10,931,833)                      (1,455,207,468)                                   (16,395,296)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (23,939,074)                                                -                                    (1,175,088)                                   20,822,964                                              -                                     1,590,263                                       (36,522,721)                                    (2,965,183)                                    8,107,886                       (1,655,516,304)                                    (7,803,624)
   End of Period                                                                                                (12,226,980)                                         (598,689)                                   (6,553,157)                                  (37,793,859)                                        36,734                                      (581,924)                                       (4,165,213)                                   (15,437,714)                                  (32,864,991)                        (885,471,572)                                   (11,085,193)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       11,712,094                                          (598,689)                                   (5,378,069)                                  (58,616,823)                                        36,734                                    (2,172,187)                                       32,357,508                                    (12,472,531)                                  (40,972,877)                         770,044,732                                     (3,281,569)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (21,946,115)                                       $ (907,642)                                 $ (9,244,096)                               $ (133,773,859)                                    $ (545,873)                                $ (10,897,317)                                         $ 91,917                                  $ (35,506,850)                                $ (56,775,168)                      $ (695,976,078)                                 $ (20,480,441)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AST - Goldman Sachs Small-Cap Value                 AST - Invesco Capital Income                   AST - Kinetics Internet                      AST - Lord Abbett Bond Debenture                AST - Marsico Capital Growth                     AST - MFS Global Equity                          AST - MFS Growth                             AST - MFS Growth with Income                     AST - Money Market                  AST- Neuberger & Berman Mid-Cap Grow AST-Neuberger & Berman Mid-Cap Value
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                 $ 1,802,671                                      $ 22,725,397                                      $ 24,921                                   $ 2,152,963                                            $ -                                       $ 5,935                                               $ -                                      $ 397,732                                  $ 31,863,688                                  $ -                                    $ 4,587,507
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (6,341,319)                                      (11,579,935)                                      (24,240)                                   (1,183,520)                                   (16,589,842)                                     (816,704)                                      (10,325,110)                                    (1,347,746)                                  (36,676,603)                          (5,309,019)                                   (12,897,162)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,538,648)                                       11,145,462                                           681                                       969,443                                    (16,589,842)                                     (810,769)                                      (10,325,110)                                      (950,014)                                   (4,812,915)                          (5,309,019)                                    (8,309,655)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          419,672,622                                       430,701,936                                     9,388,697                                    39,019,282                                    747,206,200                                    35,097,060                                       408,778,230                                     54,325,342                                 7,935,553,994                          563,969,298                                    537,650,305
   Cost of Securities Sold                                                                                      437,995,522                                       541,911,047                                     9,439,766                                    40,162,832                                  1,090,829,658                                    38,165,332                                       590,696,200                                     74,420,714                                 7,935,553,994                          706,448,856                                    568,097,903

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (18,322,900)                                     (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                            -                         (142,479,558)                                   (30,447,598)
   Short-Term Capital Gain Distributions Received                                                                23,476,902                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                       325,271                                    -                                     24,713,360
   Long-Term Capital Gain Distributions Received                                                                 17,224,286                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                     18,512,321
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         22,378,288                                      (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                      325,271                         (142,479,558)                                    12,778,083
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           23,215,301                                       (82,953,474)                                      154,892                                       973,651                                   (353,567,838)                                    1,522,762                                      (169,229,070)                                    (8,422,920)                                            -                          (26,629,450)                                    25,327,753
   End of Period                                                                                                (47,152,052)                                     (160,340,071)                                            -                                     3,181,872                                   (205,846,418)                                   (4,022,932)                                     (234,473,210)                                   (12,417,635)                                            -                          (27,394,187)                                   (97,208,197)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (70,367,353)                                      (77,386,597)                                     (154,892)                                    2,208,221                                    147,721,420                                    (5,545,694)                                      (65,244,140)                                    (3,994,715)                                            -                             (764,737)                                  (122,535,950)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (52,527,713)                                   $ (177,450,246)                                   $ (205,280)                                  $ 2,034,114                                 $ (212,491,880)                                 $ (9,424,735)                                   $ (257,487,220)                                 $ (25,040,101)                                 $ (4,487,644)                      $ (148,553,314)                                $ (118,067,522)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - PBHG Small-Cap Growth                  AST - PIMCO Limited Maturity Bond                 AST - PIMCO Total Return Bond               AST - Sanford Bernstein Core Value        AST - Sanford Bernstein Managed Index 500              AST - Scudder Japan                         AST - Strong International Equity              AST - T. Rowe Price Asset Allocation             AST - T. Rowe Price Global Bond         AST - T. Rowe Price Natural ResourcesAST - William Blair International Growth
                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                      $ 33,003,887                                  $ 69,982,610                                     $ 141,953                                    $ 5,527,125                                           $ -                                       $ 2,416,555                                    $ 8,279,841                                           $ -                          $ 2,238,322                                   $ 16,903,259
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (4,677,680)                                      (11,128,590)                                  (26,273,517)                                   (1,051,480)                                    (7,079,737)                                      (19,464)                                       (5,250,985)                                    (4,186,105)                                   (1,998,630)                          (2,060,409)                                    (6,021,836)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,677,680)                                       21,875,297                                    43,709,093                                      (909,527)                                    (1,552,612)                                      (19,464)                                       (2,834,430)                                     4,093,736                                    (1,998,630)                             177,913                                     10,881,423
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          627,246,070                                       347,802,051                                   446,128,975                                    55,598,074                                    399,176,447                                    12,498,977                                       394,401,410                                     61,776,880                                   104,138,556                          108,723,711                                    159,451,877
   Cost of Securities Sold                                                                                    1,055,770,728                                       341,383,148                                   409,052,193                                    59,619,586                                    535,626,901                                    12,223,576                                       464,738,651                                     76,467,002                                    96,277,433                          118,312,552                                    395,306,477

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (428,524,658)                                        6,418,903                                    37,076,782                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                   (14,690,122)                                    7,861,123                           (9,588,841)                                  (235,854,600)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                    18,609,455                                             -                                              -                                             -                                                 -                                              -                                             -                            3,592,036                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                    11,380,657                                             -                                              -                                             -                                                 -                                     10,605,868                                             -                            1,424,994                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (428,524,658)                                        6,418,903                                    67,066,894                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                    (4,084,254)                                    7,861,123                           (4,571,811)                                  (235,854,600)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         (290,069,954)                                       13,635,695                                    84,330,806                                     1,295,747                                    (63,715,816)                                      (69,004)                                      (27,491,664)                                   (39,859,893)                                    1,619,221                           (1,709,755)                                  (274,459,041)
   End of Period                                                                                                 (6,855,283)                                       22,600,283                                   115,113,897                                    (5,448,203)                                   (52,062,105)                                            -                                       (27,501,365)                                   (75,657,810)                                   13,939,702                          (10,078,843)                                  (185,234,782)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      283,214,671                                         8,964,588                                    30,783,091                                    (6,743,950)                                    11,653,711                                        69,004                                            (9,701)                                   (35,797,917)                                   12,320,481                           (8,369,088)                                    89,224,259
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              $ (149,987,667)                                     $ 37,258,788                                 $ 141,559,078                                 $ (11,674,989)                                $ (126,349,355)                                    $ 324,941                                     $ (73,181,372)                                 $ (35,788,435)                                 $ 18,182,974                        $ (12,762,986)                                $ (135,748,918)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Davis Value                               Evergreen - VA Blue Chip                        Evergreen - VA Capital Growth                  Evergreen - VA Equity Index                    Evergreen - VA Foundation                    Evergreen - VA Global Leaders                Evergreen - VA International Growth                  Evergreen - VA Omega                         Evergreen - VA Small-Cap Value            Evergreen - VA Special Equity         Evergreen - VA Strategic Income
                                                                                    ----------------------------------------      --------------------------------------------      ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                    $ 37,528                                           $ 8,977                                      $ 30,359                                      $ 51,737                                      $ 174,713                                      $ 96,042                                           $ 6,203                                            $ -                                     $ 101,918                                  $ -                                      $ 304,691
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (81,505)                                          (52,786)                                     (115,690)                                      (64,389)                                      (127,340)                                     (204,436)                                           (6,260)                                      (236,846)                                      (71,188)                            (327,540)                                       (71,726)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (43,977)                                          (43,809)                                      (85,331)                                      (12,652)                                        47,373                                      (108,394)                                              (57)                                      (236,846)                                       30,730                             (327,540)                                       232,965
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,173,197                                           826,578                                     2,083,113                                       968,249                                      1,394,802                                    14,083,833                                            63,801                                      5,128,246                                     1,376,109                           12,573,674                                        745,693
   Cost of Securities Sold                                                                                        1,535,539                                         1,310,885                                     2,832,987                                     1,547,186                                      1,821,637                                    15,825,856                                            65,035                                     10,085,524                                     1,425,951                           15,446,219                                        746,815

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (362,342)                                         (484,307)                                     (749,874)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (49,842)                          (2,872,545)                                        (1,122)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                        33,535                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        33,961                                             -                                              -                                             -                                                 -                                              -                                         4,993                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (362,342)                                         (484,307)                                     (715,913)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (11,314)                          (2,872,545)                                        (1,122)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                             (245,979)                                         (766,997)                                     (556,255)                                     (621,160)                                    (1,201,539)                                      237,001                                           (33,200)                                    (4,741,588)                                      195,854                              202,171                                       (124,149)
   End of Period                                                                                                   (958,736)                                       (1,143,118)                                   (1,914,099)                                   (1,231,501)                                    (1,845,951)                                   (1,544,892)                                          (78,136)                                    (4,539,324)                                     (693,244)                          (4,640,781)                                       277,469
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (712,757)                                         (376,121)                                   (1,357,844)                                     (610,341)                                      (644,412)                                   (1,781,893)                                          (44,936)                                       202,264                                      (889,098)                          (4,842,952)                                       401,618
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,119,076)                                       $ (904,237)                                 $ (2,159,088)                                 $ (1,201,930)                                  $ (1,023,874)                                 $ (3,632,310)                                        $ (46,227)                                  $ (4,991,860)                                   $ (869,682)                        $ (8,043,037)                                     $ 633,461
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           First Trust - 10 Uncommon Values                   First Trust - Energy                         First Trust - Financial Services               First Trust - Global Target 15                First Trust - NASDAQ Target 15                 First Trust - Pharmaceutical                     First Trust - S&P Target 24                   First Trust - Target Managed VIP                   First Trust - Technology               First Trust - The Dow DART 10       First Trust - Value Line Target 25
                                                                                    ------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                       (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            3,201,938                                           168,453                                        87,665                                        43,788                                         29,824                                        67,747                                            92,832                                        162,390                                         9,548                              152,104                                         18,363
   Cost of Securities Sold                                                                                        6,965,176                                           163,221                                        95,094                                        50,699                                         37,699                                        94,185                                           110,355                                        201,473                                        16,050                              171,325                                         32,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (3,853,540)                                                -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   End of Period                                                                                                 (4,510,764)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (657,224)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,541,501)                                        $ (89,188)                                   $ (537,699)                                   $ (348,090)                                  $ (1,301,861)                                   $ (924,704)                                       $ (839,217)                                  $ (1,002,365)                                   $ (721,771)                          $ (827,466)                                    $ (441,568)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Galaxy - VIP Asset Allocation                Galaxy - VIP Columbia High Yield II         Galaxy - VIP Columbia Real Estate Equity II            Galaxy - VIP Equity                         Galaxy - VIP Growth and Income                   Galaxy - VIP Money Market                     Galaxy - VIP Quality Plus Bond                 Galaxy - VIP Small Company Growth                   INVESCO - VIF Dynamics              INVESCO - VIF Financial Services         INVESCO - VIF Health Sciences
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 213,419                                          $ 14,206                                      $ 11,339                                      $ 70,255                                        $ 5,614                                      $ 14,413                                          $ 74,775                                            $ -                                           $ -                            $ 561,181                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (50,582)                                           (1,797)                                         (973)                                      (37,917)                                        (7,534)                                      (14,240)                                          (14,371)                                        (3,467)                                   (1,237,630)                          (1,743,205)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        162,837                                            12,409                                        10,366                                        32,338                                         (1,920)                                          173                                            60,404                                         (3,467)                                   (1,237,630)                          (1,182,024)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,551,654                                            28,774                                        73,069                                     1,008,008                                        147,211                                     1,495,062                                           447,171                                         56,771                                   722,997,316                          123,129,870                                    158,367,738
   Cost of Securities Sold                                                                                        1,871,952                                            31,928                                        58,192                                     1,569,492                                        185,450                                     1,495,062                                           427,236                                        108,637                                   752,081,146                          140,611,510                                    177,275,413

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (320,298)                                           (3,154)                                       14,877                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        26,277                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (320,298)                                           (3,154)                                       41,154                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     2,580,361                           (7,212,363)                                     3,533,046
   End of Period                                                                                                (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (2,353,941)                          (9,941,766)                                   (25,474,007)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (4,934,302)                          (2,729,403)                                   (29,007,053)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (11,805,129)                                        $ (52,815)                                     $ 44,200                                 $ (19,850,855)                                  $ (1,962,009)                                        $ 173                                         $ 783,519                                   $ (2,035,158)                                $ (35,255,762)                       $ (21,393,067)                                 $ (50,287,912)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               INVESCO - VIF Technology                    INVESCO - VIF Telecommunications                 Montgomery - Emerging Markets                  ProFunds - VP Asia 30                           ProFunds - VP Banks                         ProFunds - VP Basic Materials                      ProFunds - VP Bear                             ProFunds - VP Biotechnology                     ProFunds - VP Bull                        ProFunds - VP Bull Plus            ProFunds - VP Consumer Cyclical
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------     -------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 119,898                                           $ -                                            $ -                                           $ -                                         $ 150,718                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,682,942)                                         (573,461)                                   (1,326,260)                                      (60,099)                                       (99,402)                                      (39,588)                                         (847,187)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,682,942)                                         (573,461)                                   (1,206,362)                                      (60,099)                                       (99,402)                                      (39,588)                                         (696,469)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          214,199,461                                       192,180,207                                   149,037,869                                    67,785,020                                     96,972,188                                    72,503,452                                       684,801,307                                    183,296,112                                   153,550,535                          522,377,246                                     62,742,545
   Cost of Securities Sold                                                                                      317,687,332                                       223,349,197                                   151,785,898                                    69,179,486                                     99,099,662                                    74,230,903                                       685,798,080                                    195,760,293                                   153,577,844                          550,168,854                                     64,498,208

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,464,181)                                      (27,309)                         (27,791,608)                                    (1,755,663)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                        225,381                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,238,800)                                      (27,309)                         (27,791,608)                                    (1,755,663)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (36,008,312)                                          490,970                                       194,722                                             -                                              -                                             -                                          (256,646)                                      (932,166)                                            -                              303,671                                              -
   End of Period                                                                                                 (9,479,855)                                       (1,046,400)                                   (5,113,694)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,417,226                                       (764,758)                                   (2,751,680)                          (1,077,353)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       26,528,457                                        (1,537,370)                                   (5,308,416)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,673,872                                        167,408                                    (2,751,680)                          (1,381,024)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (78,642,356)                                    $ (33,279,821)                                 $ (9,262,807)                                 $ (2,131,174)                                  $ (2,248,665)                                 $ (1,787,328)                                        $ (19,370)                                 $ (12,342,458)                                 $ (3,018,176)                       $ (29,900,657)                                  $ (1,821,597)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         ProFunds - VP Consumer Non-Cyclical                  ProFunds - VP Energy                             ProFunds - VP Europe 30                       ProFunds - VP Financial                       ProFunds - VP Healthcare                      ProFunds - VP Industrial                       ProFunds - VP Internet                            ProFunds - VP Japan                          ProFunds - VP Mid-Cap Growth              ProFunds - VP Mid-Cap Value                 ProFunds - VP OTC
                                                                                    ------------------------------------------------------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           71,940,278                                       159,129,194                                   205,482,798                                   236,767,916                                    147,156,926                                    12,710,897                                        27,362,421                                     42,441,650                                   126,641,063                          141,763,523                                    395,829,896
   Cost of Securities Sold                                                                                       73,408,453                                       162,516,844                                   216,001,876                                   241,990,845                                    152,429,526                                    13,102,833                                        23,155,811                                     44,763,854                                   127,964,285                          145,082,024                                    425,277,720

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                           175,127                                      (126,106)                                      221,919                                       (238,799)                                            -                                                 -                                              -                                             -                                    -                                     (2,043,890)
   End of Period                                                                                                     (8,345)                                         (238,857)                                     (366,466)                                     (181,167)                                      (316,453)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (6,194,327)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           (8,345)                                         (413,984)                                     (240,360)                                     (403,086)                                       (77,654)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (4,150,437)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,567,183)                                     $ (4,051,504)                                $ (11,176,564)                                 $ (5,957,773)                                  $ (5,644,913)                                   $ (428,912)                                      $ 3,120,167                                   $ (2,400,351)                                 $ (1,674,810)                        $ (3,555,423)                                 $ (34,326,299)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            ProFunds - VP Pharmaceuticals                   ProFunds - VP Precious Metals                     ProFunds - VP Real Estate               ProFunds - VP Rising Rates Opportunity             ProFunds - VP Semiconductor                      ProFunds - VP Short OTC                      ProFunds - VP Small-Cap Growth                   ProFunds - VP Small-Cap Value                    ProFunds - VP Technology             ProFunds - VP Telecommunications      ProFunds - VP U.S. Government Plus
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                   $ 1,750,872                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                    $ 1,367,969
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (52,297)                                         (200,034)                                     (468,330)                                      (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                      (500,708)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (52,297)                                         (200,034)                                    1,282,542                                       (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                       867,261
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           59,018,270                                       112,110,778                                   358,220,948                                    82,705,916                                     72,580,098                                   258,740,357                                       144,286,596                                    113,673,998                                    98,855,299                           71,522,363                                    228,412,768
   Cost of Securities Sold                                                                                       58,954,085                                       124,176,888                                   362,634,567                                    84,593,352                                     76,655,722                                   259,216,360                                       148,238,261                                    116,457,598                                   106,648,393                           71,648,244                                    224,242,239

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                               64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                             64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                       480,503                                             -                                              -                                             -                                                 -                                              -                                      (670,472)                             (27,444)                                             -
   End of Period                                                                                                     38,139                                         1,414,184                                      (355,377)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                   (1,625,708)                            (692,175)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           38,139                                         1,414,184                                      (835,880)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                     (955,236)                            (664,731)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                    $ 50,027                                     $ (10,851,960)                                 $ (3,966,957)                                 $ (2,264,691)                                  $ (4,560,457)                                   $ (384,489)                                     $ (4,413,033)                                  $ (3,278,356)                                 $ (8,914,307)                          $ (890,548)                                   $ 5,527,184
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             ProFunds - VP Ultra Mid-Cap                       ProFunds - VP Ultra OTC                      ProFunds - VP Ultra Small-Cap                 ProFunds - VP Utilities                Prudential - SP Jennison International Growth              Rydex - Nova                                     Rydex - OTC                                     Rydex - Ursa                                WFVT - Asset Allocation                    WFVT - Corporate Bond                  WFVT - Equity Income
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                     $ 877,971                                               $ -                                       $ 40,628                                   $ 5,322,161                          $ 1,958,226                                      $ 188,684
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                     (260,788)                                       (1,020,157)                                       (57,278)                                   (2,558,699)                            (458,028)                                      (161,248)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                      617,183                                        (1,020,157)                                       (16,650)                                    2,763,462                            1,500,198                                         27,436
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           95,961,865                                       147,619,658                                   341,867,733                                   166,740,288                                     27,785,513                                     7,264,735                                        26,024,038                                      1,612,700                                    40,410,774                            7,610,300                                      7,553,488
   Cost of Securities Sold                                                                                      100,780,499                                       202,960,127                                   353,684,209                                   171,544,762                                     28,136,030                                    15,865,316                                        67,787,448                                      1,520,075                                    44,615,890                            7,488,206                                      9,428,503

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                         3,583,494                                     6,796,628                                        30,080                                         44,005                                   (11,148,495)                                      (78,254,591)                                      (280,532)                                  (16,932,800)                             825,920                                       (343,167)
   End of Period                                                                                                     10,977                                        (3,713,547)                                     (339,638)                                      263,917                                       (151,104)                                  (12,118,308)                                      (75,677,727)                                       347,704                                   (43,798,411)                           1,060,769                                     (1,417,943)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           10,977                                        (7,297,041)                                   (7,136,266)                                      233,837                                       (195,109)                                     (969,813)                                        2,576,864                                        628,236                                   (26,865,611)                             234,849                                     (1,074,776)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,873,836)                                    $ (63,417,221)                                $ (19,460,437)                                 $ (4,824,920)                                    $ (582,935)                                 $ (8,953,211)                                    $ (40,206,703)                                     $ 704,211                                 $ (28,307,265)                         $ 1,857,141                                   $ (2,922,355)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                              WFVT - Equity Value                                WFVT - Growth                               WFVT - International Equity                   WFVT - Large Company Growth                     WFVT - Money Market                                                WFVT - Small Company Growth
                                                                                    ----------------------------------------      --------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------     -------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 310,985                                          $ 64,459                                       $ 2,818                                           $ -                                      $ 897,595                                           $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (366,963)                                         (790,971)                                      (21,961)                                     (211,607)                                    (1,036,071)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (55,978)                                         (726,512)                                      (19,143)                                     (211,607)                                      (138,476)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           11,217,680                                        14,261,341                                       284,535                                     3,464,099                                     39,394,390                                     1,333,765
   Cost of Securities Sold                                                                                       14,267,079                                        20,784,359                                       405,247                                     5,876,886                                     39,394,390                                     5,169,366

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
       Net Gain (Loss)                                                                                           (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (1,845,714)                                      (22,078,938)                                     (194,210)                                   (4,972,682)                                             -                                    (8,018,577)
   End of Period                                                                                                 (6,813,408)                                      (32,604,357)                                     (457,494)                                   (7,674,373)                                             -                                    (7,278,840)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       (4,967,694)                                      (10,525,419)                                     (263,284)                                   (2,701,691)                                             -                                       739,737
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (8,073,071)                                    $ (17,774,949)                                   $ (403,139)                                 $ (5,326,085)                                    $ (138,476)                                 $ (3,184,678)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          AST - Alger All-Cap        AST - Alger                     AST - Alger                   AST - Alliance/Bernstein          AST - Alliance                  AST - Alliance               AST - American Century
                                                                Total                            Growth                 Growth                            Mid-Cap Growth                Growth + Value                   Growth                      Growth & Income                 Income & Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Jan. 1 thru      Year Ended    Jan. 1 thru     Year Ended   *May 1 thru     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002Feb. 15, 2001 **  Dec. 31, 2002 Feb. 15, 2001 **Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       20,219,928     $ 24,664,352     $ (7,131,980)$ (10,510,845)           $ -    $ (1,826,855)            $ -  $ (1,664,654)     $ (400,920)  $ (118,566)   $ (4,690,520) $ (5,729,244)     $ (8,821,024)  $ (10,864,639)   $ (1,347,799)  $ (2,851,245)
     Net Realized Gain (Loss)                       (4,380,035,673)  (3,572,293,411)    (104,374,930) (129,421,107)             -     (48,115,380)              -    (7,135,695)     (3,155,138)    (341,080)   (155,986,681)  (46,939,820)     (169,396,646)    152,978,023     (72,438,150)   (13,601,060)
     Net Unrealized Gain (Loss) On Investments         277,345,611     (870,402,446)    (121,524,649)   (7,050,279)             -      66,319,007               -    20,190,656      (6,141,818)   1,773,334      27,198,334   (20,232,497)     (264,223,752)   (199,813,855)       (469,071)   (29,358,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (4,082,470,134)  (4,418,031,504)    (233,031,559) (146,982,231)             -      16,376,772               -    11,390,307      (9,697,876)   1,313,688    (133,478,867)  (72,901,561)     (442,441,422)    (57,700,471)    (74,255,020)   (45,811,120)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits              1,748,260,022    3,547,458,385       10,177,721    40,352,498              -       4,079,152               -     2,466,512       6,792,505    7,273,899      21,966,645    52,925,865        88,488,185     169,409,756      15,522,779     36,932,063
     Net Transfers Between Sub-accounts                 30,862,192       32,536,708     (115,447,045)  676,628,042              -  (1,320,146,351               -  (865,481,345)     (1,708,312)  25,051,738     (65,678,106)   34,245,771      (197,465,999)    297,113,752     (24,747,230)   (67,514,459)
     Surrenders                                     (3,946,862,994)  (2,968,258,303)     (66,120,089)  (65,239,032)             -     (17,902,326)              -   (11,106,396)     (6,006,170)  (1,365,567)    (44,653,164)  (31,822,955)     (220,845,559)   (167,519,658)    (40,890,461)   (32,747,344)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions             (2,167,740,780)     611,736,789     (171,389,413)  651,741,508              -  (1,333,969,525)              -  (874,121,229)       (921,977)  30,960,070     (88,364,625)   55,348,681      (329,823,373)    299,003,850     (50,114,912)   (63,329,740)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                   2,697,080,333                        28,257,511             -              -               -               -             -     10,023,836            -      25,845,034             -       139,869,681               -      25,484,144              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (3,553,130,581)  (3,806,294,715)    (376,163,461)  504,759,277              -  (1,317,592,754)              -  (862,730,922)       (596,017)  32,273,758    (195,998,458)  (17,552,880)     (632,395,114)    241,303,380     (98,885,788)  (109,140,860)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                            23,232,871,755   27,039,166,470      695,157,974   190,398,697              -   1,317,592,754               -   862,730,922      32,273,758            -     430,799,551   448,352,431     1,778,634,952   1,537,331,572     352,096,097    461,236,957
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                $ 19,679,741,174 $ 23,232,871,755    $ 318,994,513 $ 695,157,974            $ -             $ -             $ -           $ -    $ 31,677,741 $ 32,273,758  $ 234,801,093 $ 430,799,551   $ 1,146,239,838 $ 1,778,634,952   $ 253,210,309  $ 352,096,097
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - American Century            AST - American Century         AST - American Century         AST - Cohen & Steers            AST - DeAm Bond              AST - DeAm Global           AST - DeAm International           AST - DeAm Large-Cap
                                                       International Growth I           International Growth II           Strategic Balanced                Real Estate                                                Allocation                        Equity                           Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Jan. 1 thru     Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended     Year Ended    Year Ended       Year Ended      Year Ended      * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Sep. 24, 2001 **Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  ------------------------------------------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (6,221,000)    $ (3,592,809)             $ -  $ (1,013,131)   $ 1,537,912       $ 860,567     $ 2,091,340   $ 1,973,594       $ (96,896)         $ -     $ 8,575,465   $ 6,506,669      $ (1,793,776)   $ (2,746,057)      $ (51,983)           $ -
     Net Realized Gain (Loss)                          (26,478,320)    (112,296,992)               -  (171,507,749)   (16,355,499)      5,325,950         472,975     7,102,164         174,695            -     (57,748,005)   (8,675,788)      (31,864,433)   (109,618,582)       (256,970)             -
     Net Unrealized Gain (Loss) On Investments         (60,341,959)      45,455,221                -    47,556,473     (8,265,560)    (17,556,214)     (6,761,056)   (9,994,641)        421,024            -     (24,037,904)  (76,525,108)       11,712,094      31,693,528        (598,689)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (93,041,279)     (70,434,580)               -  (124,964,407)   (23,083,147)    (11,369,697)     (4,196,741)     (918,883)        498,823            -     (73,210,444)  (78,694,227)      (21,946,115)    (80,671,111)       (907,642)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 27,479,703       57,486,845                -     2,657,512      9,524,965      19,434,879      13,490,957    15,857,660       3,089,934            -      12,176,698    59,631,681         5,492,611      18,230,050       1,319,484              -
     Net Transfers Between Sub-accounts                (41,939,006)     217,107,037                -  (224,947,041)    (3,390,186)     (3,754,597)     34,187,802       576,586      15,324,177            -     (83,377,116)  (55,918,739)      (25,419,946)    (37,231,697)      8,177,296              -
     Surrenders                                        (58,828,823)     (27,275,396)               -   (19,674,978)   (24,311,667)    (16,662,295)    (22,672,898)   (9,796,349)     (1,589,522)           -     (57,398,834)  (66,956,455)      (15,120,760)    (15,386,738)       (801,878)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (73,288,126)     247,318,486                -  (241,964,507)   (18,176,888)       (982,013)     25,005,861     6,637,897      16,824,589            -    (128,599,252)  (63,243,513)      (35,048,095)    (34,388,385)      8,694,902              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      53,850,068                -                -             -     18,968,160               -      24,090,310             -       5,087,115            -      18,423,920             -         7,344,480               -       1,761,831              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (112,479,337)     176,883,907                -  (366,928,914)   (22,291,875)    (12,351,709)     44,899,430     5,719,014      22,410,527            -    (183,385,776) (141,937,740)      (49,649,730)   (115,059,497)      9,549,091              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               481,587,232      304,703,325                -   366,928,914    193,957,064     206,308,773     129,275,923   123,556,909               -            -     463,184,439   605,122,179       146,801,965     261,861,462               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 369,107,895    $ 481,587,232              $ -           $ -   $ 171,665,189  $ 193,957,064   $ 174,175,353 $ 129,275,923    $ 22,410,527          $ -   $ 279,798,663 $ 463,184,439      $ 97,152,235   $ 146,801,965     $ 9,549,091            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Large-Cap              AST - DeAm Small-Cap           AST - DeAm Small-Cap             AST - Federated            AST - Federated High         AST - Gabelli All-Cap          AST - Gabelli Small-Cap           AST - Goldman Sachs
                                                                Value                            Growth                         Value                    Aggressive Growth                Yield Bond                      Value                           Value                    Concentrated Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (516,697)      $ (441,571)    $ (5,814,292) $ (8,907,853)     $ (35,943)            $ -      $ (362,951)   $ (193,055)   $ 44,779,115 $ 47,707,717      $ (930,220) $ (1,452,454)     $ (4,870,458)   $ (4,037,708)  $ (10,813,342) $ (43,075,181)
     Net Realized Gain (Loss)                           (3,349,330)      (2,076,450)     (69,342,744) (377,481,224)      (546,664)              -      (8,362,179)   (1,893,989)    (77,044,706) (85,274,228)    (22,104,099)   (3,643,046)      (10,931,833)     43,033,030   (1,455,207,468) (719,984,665)
     Net Unrealized Gain (Loss) On Investments          (5,378,069)      (1,140,933)     (58,616,823)  159,505,832         36,734               -      (2,172,187)    1,683,558      32,357,508   30,486,570     (12,472,531)   (3,135,583)      (40,972,877)    (26,802,835)    770,044,732   (563,147,639)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (9,244,096)      (3,658,954)    (133,773,859) (226,883,245)      (545,873)              -     (10,897,317)     (403,486)         91,917   (7,079,941)    (35,506,850)   (8,231,083)      (56,775,168)     12,192,487    (695,976,078)(1,326,207,485)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  7,377,439       16,088,375        9,810,319    40,984,274     1,053,574               -        4,742,097     6,700,832      29,553,712   49,480,904      11,353,484    32,225,341        41,378,563      52,288,785      37,990,312    168,694,758
     Net Transfers Between Sub-accounts                  4,002,409       26,428,586      (68,580,659)   (1,927,855)     5,699,795               -      (1,994,550)   39,186,476      34,682,982   29,839,728     (13,567,263)  117,400,911        (5,223,309)    157,876,946    (444,933,212)  (319,503,359)
     Surrenders                                         (7,917,598)      (2,748,172)     (52,930,036)  (61,216,888)      (699,912)              -      (5,221,287)   (1,099,936)    (68,369,910) (50,196,423)    (16,634,852)   (9,250,885)      (63,635,606)    (33,747,136)   (204,635,180)  (274,623,693)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  3,462,250       39,768,789     (111,700,376)  (22,160,469)     6,053,457               -      (2,473,740)   44,787,372      (4,133,216)  29,124,209     (18,848,631)  140,375,367       (27,480,352)    176,418,595    (611,578,080)  (425,432,294)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       7,769,679                -       16,875,574             -      2,747,835               -       6,010,832             -      80,886,140            -      20,354,785             -        78,176,544               -      95,120,409              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,987,833       36,109,836     (228,598,661) (249,043,714)     8,255,419               -      (7,360,225)   44,383,885      76,844,841   22,044,268     (34,000,696)  132,144,284        (6,078,976)    188,611,083   (1,212,433,749(1,751,639,779)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                41,867,147        5,757,311      513,314,354   762,358,068              -               -      46,167,956     1,784,071     494,603,861  472,559,593     144,955,652    12,811,368       499,641,677     311,030,594   2,331,057,650  4,082,697,429
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 43,854,980     $ 41,867,147    $ 284,715,693 $ 513,314,354    $ 8,255,419             $ -    $ 38,807,731  $ 46,167,956   $ 571,448,702 $ 494,603,861  $ 110,954,956 $ 144,955,652     $ 493,562,701   $ 499,641,677   $ 1,118,623,90$ 2,331,057,650
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - Goldman Sachs              AST - Goldman Sachs               AST - Invesco                 AST - Kinetics              AST - Lord Abbett               AST - Marsico                 AST - MFS Global                 AST - MFS Growth
                                                           Mid-Cap Growth                   Small-Cap Value                 Capital Income                   Internet                   Bond Debenture               Capital Growth                      Equity
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (803,576)      $ (911,732)    $ (4,538,648) $ (4,252,327)  $ 11,145,462     $ 8,785,799           $ 681     $ (54,155)      $ 969,443   $ (432,513)  $ (16,589,842)$ (19,283,201)       $ (810,769)     $ (582,839)  $ (10,325,110) $ (13,768,985)
     Net Realized Gain (Loss)                          (16,395,296)     (58,389,563)      22,378,288    39,044,002   (111,209,111)    (22,756,724)        (51,069)     (650,670)     (1,143,550)    (399,454)   (343,623,458)   11,949,441        (3,068,272)     (6,694,778)   (181,917,970)   (76,123,623)
     Net Unrealized Gain (Loss) On Investments          (3,281,569)      17,300,977      (70,367,353)  (13,585,659)   (77,386,597)   (107,203,527)       (154,892)      242,387       2,208,221      919,420     147,721,420  (375,799,173)       (5,545,694)      2,734,937     (65,244,140)  (162,322,709)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (20,480,441)     (42,000,318)     (52,527,713)   21,206,016   (177,450,246)   (121,174,452)       (205,280)     (462,438)      2,034,114       87,453    (212,491,880) (383,132,933)       (9,424,735)     (4,542,680)   (257,487,220)  (252,215,317)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,386,478       26,757,598       25,967,936    49,432,574     28,186,148      96,836,636         103,855     1,081,435      19,609,832   16,800,821      76,137,569   111,356,470         7,899,476      14,325,838      26,101,234     57,223,126
     Net Transfers Between Sub-accounts                  6,108,606       24,362,133      (39,115,075)  138,712,264   (115,050,519)    (17,657,741)     (3,014,586)    2,071,398      54,387,173   36,184,167      25,122,071  (128,196,695)        4,706,394      17,751,979    (127,871,593) 1,161,792,253
     Surrenders                                         (8,605,582)      (4,983,788)     (60,611,284)  (24,927,079)  (108,052,510)    (98,254,137)        (92,443)     (413,839)    (13,176,122)  (3,018,991)   (146,037,186) (104,300,751)       (9,179,140)     (3,845,017)   (102,613,547)  (100,951,256)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  5,889,502       46,135,943      (73,758,423)  163,217,759   (194,916,881)    (19,075,242)     (3,003,174)    2,738,994      60,820,883   49,965,997     (44,777,546) (121,140,976)        3,426,730      28,232,800    (204,383,906) 1,118,064,123
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       8,057,981                -       38,236,347             -     54,859,163               -               -             -      44,399,861            -     140,774,585             -        13,420,339               -      38,876,168              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,532,958)       4,135,625      (88,049,789)  184,423,775   (317,507,964)   (140,249,694)     (3,208,454)    2,276,555     107,254,858   50,053,450    (116,494,841) (504,273,908)        7,422,334      23,690,121    (422,994,958)   865,848,806
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                66,137,168       62,001,543      396,338,558   211,914,783    964,044,028   1,104,293,722       3,208,454       931,899      56,635,959    6,582,509   1,180,585,665 1,684,859,573        51,931,371      28,241,250     943,892,034     78,043,228
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 59,604,210     $ 66,137,168   $ 308,288,769 $ 396,338,558   $ 646,536,064  $ 964,044,028             $ 0   $ 3,208,454   $ 163,890,817 $ 56,635,959  $ 1,064,090,82$ 1,180,585,66     $ 59,353,705    $ 51,931,371   $ 520,897,076  $ 943,892,034
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                 AST - Money Market          AST - Neuberger & Berman      AST - Neuberger & Berman        AST - PBHG Small-Cap          AST - PIMCO Limited              AST - PIMCO Total            AST - Sanford Bernstein
                                                             with Income                                                    Mid-Cap Growth                 Mid-Cap Value                    Growth                    Maturity Bond                    Return Bond                      Core Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended    *May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (950,014)    $ (1,242,815)    $ (4,812,915) $ 52,247,141   $ (5,309,019)   $ (7,646,526)   $ (8,309,655)$ (11,923,076)   $ (4,677,680)$ (6,147,084)   $ 21,875,297  $ 15,418,516      $ 43,709,093    $ 45,331,128      $ (909,527)    $ (160,639)
     Net Realized Gain (Loss)                          (20,095,372)      (9,149,909)         325,271             -   (142,479,558)   (278,457,374)     12,778,083    79,491,767    (428,524,658)  (9,391,963)      6,418,903    14,102,207        67,066,894       9,775,927      (4,021,512)      (564,536)
     Net Unrealized Gain (Loss) On Investments          (3,994,715)      (7,792,904)               -             -       (764,737)     99,796,047    (122,535,950) (115,870,672)    283,214,671  (29,871,956)      8,964,588      (941,909)       30,783,091      37,314,295      (6,743,950)     1,295,747
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (25,040,101)     (18,185,628)      (4,487,644)   52,247,141   (148,553,314)   (186,307,853)   (118,067,522)  (48,301,981)   (149,987,667) (45,411,003)     37,258,788    28,578,814       141,559,078      92,421,350     (11,674,989)       570,572
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 11,475,175       34,861,103      634,143,718 1,318,684,795     25,285,357      64,812,622      50,514,875    96,152,497      17,592,771    5,131,609      81,951,965    94,175,543       161,636,783     231,721,094      22,901,042      7,045,367
     Net Transfers Between Sub-accounts                 (4,889,580)      21,923,390      464,800,912  (261,267,227)   (65,778,804)    (36,108,159)    (93,467,807)   60,269,495     (78,061,901) (17,589,332)    328,061,250   121,060,295       393,314,582     161,699,944     122,906,075     35,679,704
     Surrenders                                        (12,270,338)      (7,732,625)  (1,297,172,987) (897,351,577)   (48,357,077)    (41,901,250)   (128,254,952)  (94,087,075)    (42,879,849) (34,191,921)   (140,694,273)  (63,467,443)     (297,824,659)   (143,739,736)    (14,281,676)    (1,028,759)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 (5,684,743)      49,051,868     (198,228,357)  160,065,991    (88,850,524)    (13,196,787)   (171,207,884)   62,334,917    (103,348,979) (46,649,644)    269,318,942   151,768,395       257,126,706     249,681,302     131,525,441     41,696,312
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      14,523,276                -      469,243,686             -     30,535,302               -      85,918,260             -      42,892,320            -     167,959,409             -       286,544,242               -      36,014,459              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (16,201,568)      30,866,240      266,527,685   212,313,131   (206,868,536)   (199,504,639)   (203,357,146)   14,032,935    (210,444,326) (92,060,647)    474,537,139   180,347,210       685,230,026     342,102,653     155,864,911     42,266,883
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               102,759,926       71,893,686    2,445,129,183 2,232,816,052    487,415,278     686,919,917     953,653,982   939,621,047     457,181,229  549,241,876     577,333,950   396,986,740     1,530,902,033   1,188,799,380      42,266,883              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 86,558,358    $ 102,759,926   $ 2,711,656,868$ 2,445,129,18  $ 280,546,742  $ 487,415,278   $ 750,296,836 $ 953,653,982   $ 246,736,903 $ 457,181,229  $ 1,051,871,08$ 577,333,950   $ 2,216,132,059 $ 1,530,902,033   $ 198,131,794   $ 42,266,883
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Sanford Bernstein            AST - Scudder Japan                AST - Strong               AST - T. Rowe Price          AST - T. Rowe Price           AST - T. Rowe Price             AST - William Blair
                                                          Managed Index 500                                              International Equity            Asset Allocation                Global Bond                Natural Resources             International Growth                 Davis Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,552,612)    $ (2,938,864)       $ (19,464)    $ (47,501)  $ (2,834,430)   $ (6,338,425)    $ 4,093,736   $ 5,690,755    $ (1,998,630)$ (1,596,417)      $ 177,913    $ (472,466)     $ 10,881,423    $ 32,598,697       $ (43,977)     $ (54,574)
     Net Realized Gain (Loss)                         (136,450,454)     (65,638,468)         275,401    (1,067,100)   (70,337,241)   (216,222,788)     (4,084,254)   41,435,882       7,861,123   (4,913,701)     (4,571,811)   15,486,883      (235,854,600)   (221,810,909)       (362,342)       (33,737)
     Net Unrealized Gain (Loss) On Investments          11,653,711       (9,653,793)          69,004       (24,450)        (9,701)     82,790,969     (35,797,917)  (72,057,923)     12,320,481    7,823,771      (8,369,088)  (19,733,718)       89,224,259     (45,447,620)       (712,757)      (261,114)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (126,349,355)     (78,231,125)         324,941    (1,139,051)   (73,181,372)   (139,770,244)    (35,788,435)  (24,931,286)     18,182,974    1,313,653     (12,762,986)   (4,719,301)     (135,748,918)   (234,659,832)     (1,119,076)      (349,425)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 35,083,222       67,237,203          266,406     1,665,501     19,383,360      52,018,027      11,124,056    26,198,279       9,523,784    7,687,999       8,124,995    17,921,733         3,089,891       7,563,490         895,445      3,027,401
     Net Transfers Between Sub-accounts                (31,808,035)     (20,249,010)      (3,603,817)    1,899,331    (39,147,864)    (46,016,370)     (5,989,329)  (28,062,515)     74,965,874  (13,517,804)      5,410,854       567,119       (84,311,453)   (198,470,804)        526,702      1,051,104
     Surrenders                                        (75,570,675)     (53,207,241)         (22,663)      (87,031)   (51,210,193)    (53,321,123)    (38,818,356)  (35,113,014)    (21,228,594) (10,518,017)    (20,138,655)  (13,816,082)      (43,192,196)    (55,525,183)       (933,824)      (267,055)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (72,295,488)      (6,219,048)      (3,360,074)    3,477,801    (70,974,697)    (47,319,466)    (33,683,629)  (36,977,250)     63,261,064  (16,347,822)     (6,602,806)    4,672,770      (124,413,758)   (246,432,497)        488,323      3,811,450
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      45,981,175                -                -             -     33,000,661               -      14,880,240             -      24,000,421            -      11,175,885             -        20,660,425               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (152,663,668)     (84,450,174)      (3,035,133)    2,338,750   (111,155,408)   (187,089,710)    (54,591,824)  (61,908,537)    105,444,459  (15,034,169)     (8,189,907)      (46,531)     (239,502,251)   (481,092,330)       (630,753)     3,462,025
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               577,437,079      661,887,253        3,035,133       696,383    422,244,622     609,334,332     319,046,785   380,955,322     102,653,229  117,687,398     129,428,870   129,475,401       548,295,456   1,029,387,786       5,402,164      1,940,139
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 424,773,411    $ 577,437,079              $ 0   $ 3,035,133   $ 311,089,214  $ 422,244,622   $ 264,454,961 $ 319,046,785   $ 208,097,688 $ 102,653,229  $ 121,238,963 $ 129,428,870     $ 308,793,205   $ 548,295,456     $ 4,771,411    $ 5,402,164
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                Evergreen - VA                Evergreen - VA               Evergreen - VA                  Evergreen - VA                   Evergreen - VA
                                                              Blue Chip                      Capital Growth                  Equity Index                   Foundation                  Global Leaders            International Growth                    Omega                  Perpetual International
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      *May 1 thru      Year Ended    Jan. 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Aug. 3, 2001 **
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (43,809)       $ (43,680)       $ (85,331)    $ (61,923)     $ (12,652)       $ (9,645)       $ 47,373      $ 70,042      $ (108,394)  $ (115,800)          $ (57)       $ (547)       $ (236,846)     $ (223,603)            $ -       $ (1,733)
     Net Realized Gain (Loss)                             (484,307)        (217,668)        (715,913)       47,419       (578,937)       (151,725)       (426,835)     (140,346)     (1,742,023)  (2,026,784)         (1,234)       (3,581)       (4,957,278)       (930,882)              -        (66,549)
     Net Unrealized Gain (Loss) On Investments            (376,121)        (475,666)      (1,357,844)     (808,746)      (610,341)       (356,769)       (644,412)     (776,110)     (1,781,893)     559,124         (44,936)      (33,200)          202,264      (1,309,515)              -          1,892
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (904,237)        (737,014)      (2,159,088)     (823,250)    (1,201,930)       (518,139)     (1,023,874)     (846,414)     (3,632,310)  (1,583,460)        (46,227)      (37,328)       (4,991,860)     (2,464,000)              -        (66,390)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    368,743        1,922,053        1,407,860     4,727,278        827,484       1,874,630         727,163     3,159,027       1,500,942    4,129,014          56,094         3,273         1,730,139       5,642,385               -         44,591
     Net Transfers Between Sub-accounts                   (316,323)        (291,967)        (256,805)    1,520,780        133,891         250,541        (321,323)     (230,836)        355,296    2,537,991         (41,556)      456,263         1,081,326       2,009,195               -       (476,465)
     Surrenders                                           (406,269)        (161,115)      (1,622,296)     (387,704)      (694,713)       (149,766)       (897,177)     (504,577)     (1,860,305)    (758,529)        (12,684)         (570)       (2,417,355)       (917,016)              -         (1,195)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (353,849)       1,468,971         (471,241)    5,860,354        266,662       1,975,405        (491,337)    2,423,614          (4,067)   5,908,476           1,854       458,966           394,110       6,734,564               -       (433,069)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -                -             -              -               -               -             -       2,667,159            -               -             -           606,078               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,258,086)         731,957       (2,630,329)    5,037,104       (935,268)      1,457,265      (1,515,211)    1,577,200        (969,218)   4,325,016         (44,373)      421,638        (3,991,672)      4,270,565               -       (499,460)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,891,203        3,159,246        8,358,559     3,321,455      4,326,928       2,869,663       8,870,162     7,292,962      13,688,682    9,363,666         421,638             -        17,341,986      13,071,421               0        499,460
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 2,633,117      $ 3,891,203      $ 5,728,230   $ 8,358,559    $ 3,391,660     $ 4,326,928     $ 7,354,951   $ 8,870,162    $ 12,719,464 $ 13,688,682       $ 377,265     $ 421,638      $ 13,350,314    $ 17,341,986             $ 0            $ 0
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                 First Trust -                First Trust -                 First Trust -                   First Trust -                   First Trust -
                                                           Small-Cap Value                   Special Equity                Strategic Income             10 Uncommon Values                  Energy                 Financial Services               Global Target 15                 NASDAQ Target 15
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 30,730        $ (21,575)      $ (327,540)   $ (348,734)     $ 232,965       $ 162,483      $ (121,039)   $ (207,765)       $ (3,491)                    $ (5,350)                       $ (3,429)                       $ (5,883)
     Net Realized Gain (Loss)                              (11,314)         260,825       (2,872,545)   (4,967,424)        (1,122)         (9,713)     (3,763,238)   (8,405,954)          5,232                       (7,429)                         (6,911)                         (7,875)
     Net Unrealized Gain (Loss) On Investments            (889,098)         155,929       (4,842,952)    2,928,505        401,618         (46,062)       (657,224)    1,075,020         (90,929)                    (524,920)                       (337,750)                     (1,288,103)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (869,682)         395,179       (8,043,037)   (2,387,653)       633,461         106,708      (4,541,501)   (7,538,699)        (89,188)                    (537,699)                       (348,090)                     (1,301,861)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,387,207        1,883,080        2,031,085     5,184,731        936,276       1,813,850         453,956     2,222,692          66,150            -         141,715             -            64,209               -          60,159              -
     Net Transfers Between Sub-accounts                    965,251          770,610         (598,963)    5,350,558      1,660,090         622,458      (1,735,742)   (3,128,858)        (70,443)           -         (17,982)            -            (2,320)              -         203,872              -
     Surrenders                                         (1,265,961)        (159,871)      (2,982,595)   (1,868,407)      (873,294)       (195,655)       (593,052)     (915,086)        (56,218)           -         (69,746)            -           (55,555)              -         (31,788)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  1,086,497        2,493,819       (1,550,473)    8,666,882      1,723,072       2,240,653      (1,874,838)   (1,821,252)        (60,511)           -          53,987             -             6,334               -         232,243              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -        2,603,927             -              -               -       2,539,187             -       2,536,370            -       4,181,287             -         2,683,441               -       5,176,944              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    216,815        2,888,999       (6,989,583)    6,279,229      2,356,533       2,347,361      (3,877,152)   (9,359,951)      2,386,671                    3,697,575                       2,341,685                       4,107,326
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,690,353          801,354       25,340,271    19,061,042      3,512,462       1,165,101      10,636,782    19,996,733
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,907,168      $ 3,690,353    $ 18,350,688  $ 25,340,271    $ 5,868,995     $ 3,512,462     $ 6,759,630  $ 10,636,782     $ 2,386,671          $ -     $ 3,697,575           $ -       $ 2,341,685             $ -     $ 4,107,326            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            First Trust -                    First Trust -                  First Trust -                  First Trust -                First Trust -                 First Trust -                   Galaxy - VIP                     Galaxy - VIP
                                                           Pharmaceutical                    S&P Target 24                Target Managed VIP                Technology                 The Dow DART 10            Value Line Target 25              Asset Allocation              Columbia High Yield II
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (5,164)                         $ (7,136)                   $ (15,428)                       $ (2,172)                     $ (6,402)                    $ (3,964)                      $ 162,837                        $ 12,409
     Net Realized Gain (Loss)                              (26,438)                          (17,523)                     (39,083)                         (6,502)                      (19,221)                     (13,639)                       (320,298)                         (3,154)
     Net Unrealized Gain (Loss) On Investments            (893,102)                         (814,558)                    (947,854)                       (713,097)                     (801,843)                    (423,965)                    (11,647,668)                        (62,070)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (924,704)                         (839,217)                  (1,002,365)                       (721,771)                     (827,466)                    (441,568)                    (11,805,129)                        (52,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    137,748                -           79,602             -      1,497,657               -          30,393             -         131,407            -         176,706             -             8,630               -              53              -
     Net Transfers Between Sub-accounts                      5,600                -           36,860             -        334,284               -          14,719             -         231,646            -          77,621             -          (350,768)              -           1,414              -
     Surrenders                                            (70,869)               -          (83,433)            -       (221,210)              -          (7,251)            -        (139,044)           -         (10,251)            -        (1,157,868)              -         (17,952)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     72,479                -           33,029             -      1,610,731               -          37,861             -         224,009            -         244,076             -        (1,500,006)              -         (16,485)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,308,903                -        5,573,567             -     11,456,272               -       2,162,308             -       4,821,241            -       3,179,810             -        47,716,670               -       1,406,759              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,456,678                         4,767,379                   12,064,638                       1,478,398                     4,217,784                    2,982,318                      34,411,535                       1,337,459
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,456,678              $ -     $ 4,767,379           $ -   $ 12,064,638             $ -     $ 1,478,398           $ -     $ 4,217,784          $ -     $ 2,982,318           $ -      $ 34,411,535             $ -     $ 1,337,459            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            Galaxy - VIP                      Galaxy - VIP                   Galaxy - VIP                  Galaxy - VIP                  Galaxy - VIP                 Galaxy - VIP                    INVESCO - VIF                   INVESCO - VIF
                                                   Columbia Real Estate Equity II                Equity                   Growth and Income                Money Market               Quality Plus Bond           Small Company Growth                  Dynamics                    Financial Services
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                   Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 10,366                          $ 32,338                     $ (1,920)                          $ 173                      $ 60,404                     $ (3,467)                   $ (1,237,630)   $ (1,805,581)   $ (1,182,024)  $ (2,052,716)
     Net Realized Gain (Loss)                               41,154                          (561,484)                     (38,239)                              -                        19,935                      (51,866)                    (29,083,830)    (86,172,577)    (17,481,640)    (3,189,537)
     Net Unrealized Gain (Loss) On Investments              (7,320)                      (19,321,709)                  (1,921,850)                              -                       703,180                   (1,979,825)                     (4,934,302)     31,379,211      (2,729,403)   (24,014,388)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     44,200                       (19,850,855)                  (1,962,009)                            173                       783,519                   (2,035,158)                    (35,255,762)    (56,598,946)    (21,393,067)   (29,256,641)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                        100                -           12,035             -            298               -         871,244             -          20,305            -             113             -         6,769,408      21,995,144       5,243,346     30,665,259
     Net Transfers Between Sub-accounts                    (38,534)               -         (236,201)            -         23,425               -       1,006,366             -         105,750            -               -             -       (29,812,061)     13,663,651     (36,105,983)   (40,202,270)
     Surrenders                                            (22,017)               -         (744,998)            -       (140,174)              -      (2,851,421)            -        (427,313)           -         (53,418)            -       (12,829,802)     (9,722,245)    (13,925,274)   (14,194,199)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    (60,451)               -         (969,164)            -       (116,451)              -        (973,811)            -        (301,258)           -         (53,305)            -       (35,872,455)     25,936,550     (44,787,911)   (23,731,210)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                         668,398                -       46,001,725             -      7,284,857               -      10,738,019             -       9,721,511            -       4,577,957             -        13,557,080               -       6,649,057              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    652,147                        25,181,706                    5,206,397                       9,764,381                    10,203,772                    2,489,494                     (57,571,137)    (30,662,397)    (59,531,921)   (52,987,851)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                                                                                                                                                                                                         120,295,329     150,957,726     144,864,867    197,852,718
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                       $ 652,147              $ -     $ 25,181,706           $ -    $ 5,206,397             $ -     $ 9,764,381           $ -    $ 10,203,772          $ -     $ 2,489,494           $ -      $ 62,724,192   $ 120,295,329    $ 85,332,946  $ 144,864,867
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            INVESCO - VIF                    INVESCO - VIF                  INVESCO - VIF                  Montgomery -                 ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                           Health Sciences                     Technology                 Telecommunications             Emerging Markets                  Asia 30                        Banks                      Basic Materials                       Bear
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (2,373,184)    $ (2,399,467)    $ (1,682,942) $ (3,396,357)    $ (573,461)   $ (1,771,049)   $ (1,206,362) $ (1,251,839)      $ (60,099)         $ -       $ (99,402)          $ -         $ (39,588)            $ -      $ (696,469)    $ (273,736)
     Net Realized Gain (Loss)                          (18,907,675)     (23,005,039)    (103,487,871) (291,463,464)   (31,168,990)   (170,293,495)     (2,748,029)  (25,039,866)     (1,394,466)           -      (2,127,474)            -        (1,727,451)              -        (996,773)    (4,416,452)
     Net Unrealized Gain (Loss) On Investments         (29,007,053)     (17,040,106)      26,528,457   116,768,285     (1,537,370)     66,061,815      (5,308,416)   18,046,467        (676,609)           -         (21,789)            -           (20,289)              -       1,673,872       (256,646)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (50,287,912)     (42,444,612)     (78,642,356) (178,091,536)   (33,279,821)   (106,002,729)     (9,262,807)   (8,245,238)     (2,131,174)           -      (2,248,665)            -        (1,787,328)              -         (19,370)    (4,946,834)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,104,442       39,715,024        3,490,801    34,435,395      1,711,756      12,796,351       3,111,291     5,842,932          77,474            -         110,035             -            91,241               -       3,493,253      2,101,562
     Net Transfers Between Sub-accounts                (51,995,032)     (45,241,189)     (27,831,639)  (31,309,910)   (10,242,726)    (29,172,956)    (12,476,640)    8,978,861      19,863,688            -       6,892,279             -         5,701,445               -      21,833,665     39,943,757
     Surrenders                                        (18,721,871)     (15,780,704)      (9,620,725)  (15,346,413)    (4,049,922)     (6,977,133)    (10,150,945)   (6,358,722)       (351,823)           -      (1,685,977)            -          (491,786)              -      (7,811,895)    (1,798,184)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (62,612,461)     (21,306,869)     (33,961,563)  (12,220,928)   (12,580,892)    (23,353,738)    (19,516,294)    8,463,071      19,589,338            -       5,316,336             -         5,300,900               -      17,515,023     40,247,135
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       9,618,991                -        4,605,671             -      2,243,811               -       8,038,806             -       1,120,166                    2,713,760                         338,227                      24,846,660
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (103,281,382)     (63,751,480)    (107,998,248) (190,312,465)   (43,616,902)   (129,356,467)    (20,740,295)      217,833      18,578,331            -       5,781,431             -         3,851,799               -      42,342,313     35,300,301
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               219,115,896      282,867,376      177,600,254   367,912,719     67,891,196     197,247,663      91,629,764    91,411,931               -            -               -             -                 -               -      35,300,301              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 115,834,514    $ 219,115,896     $ 69,602,006 $ 177,600,254   $ 24,274,294    $ 67,891,196    $ 70,889,469  $ 91,629,764    $ 18,578,331          $ -     $ 5,781,431           $ -       $ 3,851,799             $ -    $ 77,642,614   $ 35,300,301
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                            Biotechnology                         Bull                        Bull Plus                  Consumer Cyclical          Consumer Non-Cyclical                Energy                         Europe 30                       Financial
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended      Year Ended   Jan. 22* thru    * May 1 thru   Year Ended     * May 1 thru   Year Ended     Year Ended   Jan. 22* thru     Year Ended      Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (271,066)      $ (263,172)      $ (239,187)          $ -     $ (728,025)     $ (813,376)      $ (18,568)          $ -       $ (90,663)         $ -      $ (249,870)   $ (226,444)       $ (417,126)     $ (517,227)     $ (331,758)    $ (163,113)
     Net Realized Gain (Loss)                          (12,238,800)      (3,595,788)         (27,309)            -    (27,791,608)    (15,444,090)     (1,755,663)            -      (1,468,175)           -      (3,387,650)   (6,615,605)      (10,519,078)    (15,540,320)     (5,222,929)      (641,632)
     Net Unrealized Gain (Loss) On Investments             167,408         (932,166)      (2,751,680)            -     (1,381,024)        303,671         (47,366)            -          (8,345)           -        (413,984)      175,127          (240,360)        383,322        (403,086)       221,919
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (12,342,458)      (4,791,126)      (3,018,176)            -    (29,900,657)    (15,953,795)     (1,821,597)            -      (1,567,183)           -      (4,051,504)   (6,666,922)      (11,176,564)    (15,674,225)     (5,957,773)      (582,826)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    964,612        3,846,811          547,289             -      2,108,926       5,208,432          66,406             -         219,468            -       1,109,007     3,259,535         1,370,440       4,206,872       1,400,714      1,533,104
     Net Transfers Between Sub-accounts                (17,318,174)      45,023,867       45,409,849             -      1,736,690      78,476,897       4,925,008             -       5,362,682            -        (145,677)   26,566,595       (22,130,025)     34,460,430      (7,493,587)    20,267,584
     Surrenders                                         (1,723,615)      (1,458,635)      (1,880,162)            -     (5,947,238)    (10,744,383)       (170,835)            -        (892,823)           -      (2,647,425)   (2,035,669)       (2,817,263)     (2,513,430)     (3,525,294)    (1,363,848)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (18,077,177)      47,412,043       44,076,976             -     (2,101,622)     72,940,946       4,820,580             -       4,689,327            -      (1,684,095)   27,790,460       (23,576,848)     36,153,872      (9,618,167)    20,436,841
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       2,010,333                        20,411,941                   10,384,921                         439,721                     1,829,775                    3,852,033                       7,150,832                       6,847,216
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (28,409,302)      42,620,918       61,470,741             -    (21,617,358)     56,987,150       3,438,705             -       4,951,920            -      (1,883,566)   21,123,539       (27,602,580)     20,479,647      (8,728,724)    19,854,014
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                42,620,918                -                -             -     56,987,150               -               -             -               -            -      21,123,539             -        44,975,990      24,496,343      19,854,014              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 14,211,616     $ 42,620,918     $ 61,470,741           $ -   $ 35,369,793    $ 56,987,150     $ 3,438,705           $ -     $ 4,951,920          $ -    $ 19,239,972  $ 21,123,539      $ 17,373,410    $ 44,975,990    $ 11,125,290   $ 19,854,014
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP            ProFunds - VP
                                                             Healthcare                        Industrial                      Internet                        Japan                    Mid-Cap Growth                Mid-Cap Value                        OTC                       Pharmaceuticals
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended       Year Ended     Jan. 22* thru    * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (294,659)      $ (226,581)       $ (11,240)          $ -      $ (79,015)            $ -       $ (40,709)          $ -       $ (88,253)         $ -      $ (107,736)          $ -        $ (728,038)     $ (498,418)      $ (52,297)           $ -
     Net Realized Gain (Loss)                           (5,272,600)      (3,459,024)        (391,936)            -      4,206,610               -      (2,322,204)            -      (1,323,222)           -      (3,318,501)            -       (29,447,824)     (6,794,357)         64,185              -
     Net Unrealized Gain (Loss) On Investments             (77,654)        (238,799)         (25,736)            -     (1,007,428)              -         (37,438)            -        (263,335)           -        (129,186)            -        (4,150,437)     (2,043,890)         38,139              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,644,913)      (3,924,404)        (428,912)            -      3,120,167               -      (2,400,351)            -      (1,674,810)           -      (3,555,423)            -       (34,326,299)     (9,336,665)         50,027              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,815,324        2,273,837           51,680             -        140,469               -         125,576             -         437,937            -         490,311             -         3,312,174       5,146,223         277,131              -
     Net Transfers Between Sub-accounts                (18,408,423)      35,933,389        1,672,674             -     23,169,044               -       4,930,727             -      11,110,157            -      13,352,603             -        35,536,785      74,805,518       1,352,336              -
     Surrenders                                         (3,365,878)      (1,653,263)        (348,880)            -       (683,098)              -        (209,085)            -        (577,400)           -        (991,446)            -       (11,081,876)     (3,262,230)       (741,772)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (19,958,977)      36,553,963        1,375,475             -     22,626,415               -       4,847,218             -      10,970,694            -      12,851,468             -        27,767,082      76,689,511         887,695              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       6,605,885                           187,564                    3,137,204                         625,883                     5,769,086                    3,192,234                      14,994,845                       2,475,598
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,998,006)      32,629,559        1,134,128             -     28,883,787               -       3,072,749             -      15,064,969            -      12,488,279             -         8,435,629      67,352,846       3,413,320              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                32,629,559                -                -             -              -               -               -             -               -            -               -             -        67,352,846               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 13,631,553     $ 32,629,559      $ 1,134,128           $ -   $ 28,883,787             $ -     $ 3,072,749           $ -    $ 15,064,969          $ -    $ 12,488,279           $ -      $ 75,788,475    $ 67,352,846     $ 3,413,320            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   ProFunds - VP                             ProFunds - VP               ProFunds - VP Rising       ProFunds - VP                 ProFunds - VP                ProFunds - VP                  ProFunds - VP                    ProFunds - VP
                                                  Precious Metals                             Real Estate                 Rates Opportunity                Semiconductor            Short OTC                       Small-Cap Growth                 Small-Cap Value            Technology
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                    * May 1 thru      Year Ended        Year Ended   Jan. 22* thru   * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (200,034)             $ -      $ 1,282,542    $ (295,700)     $ (63,077)            $ -       $ (42,093)          $ -      $ (258,286)         $ -      $ (131,114)          $ -         $ (97,082)            $ -      $ (165,977)    $ (138,025)
     Net Realized Gain (Loss)                          (12,066,110)               -       (4,413,619)   (2,900,074)    (1,887,436)              -      (4,075,624)            -        (476,003)           -      (3,951,665)            -        (2,783,600)              -      (7,793,094)    (2,691,357)
     Net Unrealized Gain (Loss) On Investments           1,414,184                -         (835,880)      480,503       (314,178)              -        (442,740)            -         349,800            -        (330,254)            -          (397,674)              -        (955,236)      (670,472)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (10,851,960)               -       (3,966,957)   (2,715,271)    (2,264,691)              -      (4,560,457)            -        (384,489)           -      (4,413,033)            -        (3,278,356)              -      (8,914,307)    (3,499,854)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    555,415                -        1,679,523     1,326,955      1,624,002               -         117,553             -         330,738            -         351,942             -           534,951               -         396,659      3,179,410
     Net Transfers Between Sub-accounts                 62,980,779                -      (13,623,860)   42,203,923      5,566,737               -       7,886,763             -       9,345,471            -      24,487,389             -        28,482,208               -       6,609,259     15,984,600
     Surrenders                                         (2,676,094)               -       (5,191,305)   (2,145,936)    (1,106,892)              -        (381,968)            -      (1,703,304)           -        (831,337)            -        (1,080,277)              -      (1,129,566)      (743,841)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 60,860,100                -      (17,135,642)   41,384,943      6,083,846               -       7,622,348             -       7,972,904            -      24,007,994             -        27,936,882               -       5,876,353     18,420,168
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       5,639,798                         3,297,658                    3,348,592                         727,238                     6,439,628                    4,373,004                       4,502,305                       1,288,497
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 55,647,939                -      (17,804,940)   38,669,672      7,167,747               -       3,789,129             -      14,028,043            -      23,967,965             -        29,160,830               -      (1,749,458)    14,920,314
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                         -                -       38,669,672             -              -               -               -             -               -            -               -             -                 -               -      14,920,314              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 55,647,939              $ -     $ 20,864,731  $ 38,669,672    $ 7,167,747             $ -     $ 3,789,129           $ -    $ 14,028,043          $ -    $ 23,967,965           $ -      $ 29,160,830             $ -    $ 13,170,856   $ 14,920,314
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP             ProFunds - VP                  ProFunds - VP                         ProFunds - VP                ProFunds - VP                 ProFunds - VP             Prudential - SP Jennison               Rydex - Nova
                                                         Telecommunications               U.S. Government Plus              Ultra Mid-Cap                    Ultra OTC                 Ultra Small-Cap                  Utilities                 International Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended   Jan. 22* thru     Year Ended      May 1* thru      Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (99,936)       $ (73,634)       $ 867,261           $ -      $ (66,179)            $ -      $ (779,711) $ (1,233,847)     $ (507,695)  $ (517,085)     $ (254,283)   $ (188,356)        $ (37,309)       $ (7,337)      $ 617,183    $ 3,891,125
     Net Realized Gain (Loss)                             (125,881)      (3,869,339)       4,170,529             -     (4,818,634)              -     (55,340,469) (278,197,101)    (11,816,476)  (9,799,957)     (4,804,474)   (5,454,542)         (350,517)        124,947      (8,600,581)   (29,004,737)
     Net Unrealized Gain (Loss) On Investments            (664,731)         (27,444)         489,394             -         10,977               -      (7,297,041)  173,772,698      (7,136,266)   6,815,091         233,837        30,080          (195,109)         44,005        (969,813)     1,245,099
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (890,548)      (3,970,417)       5,527,184             -     (4,873,836)              -     (63,417,221) (105,658,250)    (19,460,437)  (3,501,951)     (4,824,920)   (5,612,818)         (582,935)        161,615      (8,953,211)   (23,868,513)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    448,411          581,818        2,015,093             -        274,078               -       3,805,838    13,347,277       1,328,683    2,707,420         920,106     2,255,435           800,226         376,419          49,840      1,825,401
     Net Transfers Between Sub-accounts                 10,012,534        8,060,490      120,184,497             -     20,566,062               -      10,231,788    84,177,959     (36,527,125)  57,103,288      18,847,080    17,755,381         1,019,880       1,590,594      (5,360,434)   (71,930,824)
     Surrenders                                         (1,134,513)        (534,972)      (8,734,762)            -     (1,044,523)              -      (3,887,806)   (5,113,029)     (3,561,418)  (2,492,033)     (3,661,168)   (1,490,045)         (303,494)       (104,799)     (1,637,593)    (6,313,228)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  9,326,431        8,107,336      113,464,828             -     19,795,616               -      10,149,821    92,412,207     (38,759,859)  57,318,676      16,106,018    18,520,771         1,516,612       1,862,214      (6,948,186)   (76,418,651)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,217,850                         5,298,359                    2,526,048                       3,541,809                     4,825,370                    1,832,104                       1,194,527                       1,737,692
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,653,733        4,136,919      124,290,371             -     17,447,828               -     (49,725,591)  (13,246,043)    (53,394,927)  53,816,724      13,113,203    12,907,953         2,128,203       2,023,829     (14,163,706)  (100,287,164)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 4,136,919                -                -             -              -               -      95,662,983   108,909,026      83,740,574   29,923,850      12,907,953             -         2,023,829               -      25,570,952    125,858,116
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 16,790,652      $ 4,136,919    $ 124,290,371           $ -   $ 17,447,828             $ -    $ 45,937,392  $ 95,662,983    $ 30,345,648 $ 83,740,574    $ 26,021,156  $ 12,907,953       $ 4,152,032     $ 2,023,829    $ 11,407,246   $ 25,570,952
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             Rydex - OTC                      Rydex - Ursa             WFVT - Asset Allocation         WFVT - Corporate Bond         WFVT - Equity Income          WFVT - Equity Value                WFVT - Growth            WFVT - International Equity

                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,020,157)    $ (2,598,994)       $ (16,650)    $ 484,292    $ 2,763,462       $ 318,610     $ 1,500,198   $ 1,770,138        $ 27,436    $ (30,533)      $ (55,978)   $ (308,685)       $ (726,512)   $ (1,160,245)      $ (19,143)     $ (21,243)
     Net Realized Gain (Loss)                          (41,763,410)    (190,587,036)          92,625     1,412,216     (4,205,116)      8,077,903         122,094       321,036      (1,875,015)      17,874      (3,049,399)     (882,290)       (6,523,018)      7,007,259        (120,712)      (141,367)
     Net Unrealized Gain (Loss) On Investments           2,576,864       82,700,844          628,236      (706,099)   (26,865,611)    (29,561,695)        234,849        85,649      (1,074,776)    (490,116)     (4,967,694)   (2,805,085)      (10,525,419)    (26,147,269)       (263,284)      (123,079)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (40,206,703)    (110,485,186)         704,211     1,190,409    (28,307,265)    (21,165,182)      1,857,141     2,176,823      (2,922,355)    (502,775)     (8,073,071)   (3,996,060)      (17,774,949)    (20,300,255)       (403,139)      (285,689)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    290,673        9,472,619           18,278       256,619      4,140,329      13,053,458         579,026     1,292,740       1,915,280    2,266,843         944,403     2,099,096           360,593         789,793         333,661        462,593
     Net Transfers Between Sub-accounts                (19,500,655)    (116,211,747)      (1,132,030)  (20,775,248)   (18,679,510)    (11,377,068)     (2,357,936)   (4,967,729)      4,359,165    3,328,085      (4,033,194)   (5,097,653)       (7,651,410)     (5,398,125)        241,707        326,860
     Surrenders                                         (5,791,974)     (12,005,925)        (425,046)     (548,893)   (21,314,105)    (19,475,946)     (4,358,906)   (3,685,425)     (2,098,300)    (589,129)     (2,796,419)   (2,781,624)       (5,705,608)     (7,218,095)       (205,044)      (124,816)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (25,001,956)    (118,745,054)      (1,538,798)  (21,067,522)   (35,853,286)    (17,799,556)     (6,137,816)   (7,360,415)      4,176,144    5,005,798      (5,885,209)   (5,780,182)      (12,996,425)    (11,826,427)        370,324        664,638
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,118,748                            68,556                            -                               -                     1,473,889                    1,466,876                               -                               -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (61,089,911)    (229,230,239)        (766,030)  (19,877,113)   (64,160,551)    (38,964,738)     (4,280,675)   (5,183,592)      2,727,678    4,503,024     (12,491,405)   (9,776,241)      (30,771,375)    (32,126,682)        (32,815)       378,949
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               105,471,178      334,701,417        4,233,769    24,110,882    209,488,644     248,453,382      34,087,060    39,270,652       9,556,312    5,053,288      32,706,250    42,482,491        71,244,836     103,371,518       1,512,122      1,133,173
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 44,381,267    $ 105,471,178      $ 3,467,739   $ 4,233,769   $ 145,328,093  $ 209,488,644    $ 29,806,385  $ 34,087,060    $ 12,283,990  $ 9,556,312    $ 20,214,845  $ 32,706,250      $ 40,473,461    $ 71,244,836     $ 1,479,307    $ 1,512,122
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------

                                                     WFVT - Large Company Growth          WFVT - Money Market          WFVT - Small Cap Growth

                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (211,607)      $ (250,200)      $ (138,476)  $ 1,369,898      $ (88,814)     $ (124,848)
     Net Realized Gain (Loss)                           (2,412,787)        (448,944)               -             -     (3,835,601)     (2,447,398)
     Net Unrealized Gain (Loss) On Investments          (2,701,691)      (3,909,553)               -             -        739,737        (421,030)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,326,085)      (4,608,697)        (138,476)    1,369,898     (3,184,678)     (2,993,276)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,436,933        3,433,104       17,069,219    19,364,053        405,526         813,834
     Net Transfers Between Sub-accounts                    (33,340)       1,414,080       41,602,671    52,181,470       (605,070)       (335,162)
     Surrenders                                         (2,112,357)      (1,189,672)     (65,844,174)  (39,686,738)      (611,720)       (396,999)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (708,764)       3,657,512       (7,172,284)   31,858,785       (811,264)         81,674
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                                 -                            -
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,034,849)        (951,185)      (7,310,760)   33,228,683     (3,995,942)     (2,911,602)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                17,413,941       18,365,126       76,417,357    43,188,674      8,450,150      11,361,752
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
     End of Period                                    $ 11,379,092     $ 17,413,941     $ 69,106,596  $ 76,417,357    $ 4,454,208     $ 8,450,150
                                                  ==================================  =============================  =============================
                                                  ==================================  =============================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company")  pursuant to  Connecticut  law on November 25, 1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and liabilities of the Separate  Account are clearly  identified and  distinguished  from the other assets and  liabilities of the Company.
The assets of the Separate  Account will not be charged with any  liabilities  arising out of any other business  conducted by American
Skandia.  However, the Separate Account's  obligations,  including insurance benefits related to the annuities,  are the obligations of
American  Skandia.  The Separate  Account also holds assets of other annuities issued by the Company with values and benefits that vary according to the investment performance of the Separate Account.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFund VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth 1      Small-Cap Growth                           Asia 30 3
AST American Century International Growth     Growth                                     Japan 3
AST DeAM International Equity 2               Large Company Growth                       Banks 3
AST MFS Global Equity                         Equity Value                               Basic Materials 3
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAM Small-Cap Growth                     Asset Allocation                           Consumer Cyclical 3
AST Federated Aggressive Growth               Corporate Bond                             Consumer Non-Cyclical 3
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAM Small-Cap Value 3                    Evergreen Variable Annuity Trust:          Healthcare
AST Goldman Sachs Mid-Cap Growth 4            International Growth                       Industrial 3
AST Neuberger & Berman Mid-Cap Growth         Global Leaders                             Internet 3
AST Neuberger & Berman Mid-Cap Value          Special Equity                             Pharmaceuticals 3
AST Alger All-Cap Growth                      Small-Cap Value                            Precious Metals 3
AST Gabelli All-Cap Value                     Omega                                      Real Estate
AST T. Rowe Price Natural Resources           Capital Growth                             Semiconductor 3
AST Alliance Growth                           Blue Chip                                  Technology
AST MFS Growth                                Equity Index                               Telecommunications
AST Marsico Capital Growth                    Foundation                                 Utilities
AST Goldman Sachs Concentrated Growth 5       Strategic Income                           Bull
AST DeAM Large-Cap Growth 3                                                              Bear
AST DeAM Large-Cap Value 6                    First Defined Portfolio Fund LLC           Bull Plus
AST Alliance/Bernstein Growth + Value         Target Managed VIP 9                       OTC
AST Sanford Bernstein Core Value              The Dow DART 10                            Short OTC 3
AST Cohen & Steers Real Estate                Global Target 15                           Ultra OTC
AST Sanford Bernstein Managed Index 500       S&P Target 24 10                           Mid-Cap Value 3
AST American Century Income & Growth          NASDAQ Target 15                           Mid-Cap Growth 3
AST Alliance Growth & Income                  Value Line(R)Target 25 11                   Ultra Mid-Cap 3
AST MFS Growth with Income                    First Trust(R)10 Uncommon Values            Small-Cap Value 3
AST INVESCO Capital Income 7                  First Trust(R)Energy                        Small-Cap Growth 3
AST DeAM Global Allocation 8                  First Trust(R)Financial Services            Ultra Small-Cap
AST American Century Strategic Balanced       First Trust(R)Pharmaceutical                U.S. Government Plus 3
AST T. Rowe Price Asset Allocation            First Trust(R)Technology                    Rising Rates Opportunity 3
AST T. Rowe Price Global Bond
AST Federated High Yield                      INVESCO Variable Investment Funds, Inc.    The Galaxy VIP Fund
AST Lord Abbett Bond-Debenture                Dynamics                                   Small Company Growth
AST DeAM Bond 3                               Technology                                 Equity
AST PIMCO Total Return Bond                   Health Sciences                            Growth & Income
AST PIMCO Limited Maturity Bond               Financial Services                         Columbia Real Estate Equity
                                                                                         II
AST Money Market                              Telecommunications                         Asset Allocation
                                                                                         Columbia High Yield II
Montgomery Variable Series                    Rydex Variable Trust                       Quality Plus Bond
Emerging Markets                              Nova                                       Money Market
                                              Ursa
The Prudential Series Fund, Inc.              OTC                                        Davis Funds
SP Jennison International Growth                                                         Value Fund

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."
9.       This portfolio was formerly named "The Dow Target 5."
10.      This portfolio was formerly named "S&P Target 10."
11.      This portfolio was formerly named "First Trust(R)Internet."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note VI for additional  information  about each Annuity and the charges made by the Separate Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio  shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is  recognized on an accrual  basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation of financial  statements in conformity  with accounting  principles  generally  accepted in the United States requires that  management  make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains  attributable to the
Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If American
Skandia  incurs  income taxes  attributable  to the Separate  Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these taxes will be  significant.  However,  American
Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002 and 2001, certain of the Portfolios  declared  dividends.  The amounts accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends  were  reinvested  in  additional  full and  fractional  shares of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation of Separate Account B (described in Note VII), the level of Insurance Charge  determined which separate account was used to fund the particular  annuity.  Following the  consolidation of the Separate Account,  each previous level of Insurance Charge is included as a separate charge level within the consolidated  Separate
Account.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice, Choice 2000, ASAP III, XTra Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                          ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                          Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                          Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate  Account on two American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                                   ASAP III                               Annuity Years 1-8 only
          1.00%                                XTra Credit SIX                          Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers three  different  optional  benefits,  as follows:  the Guaranteed  Return Option (GRO), a Highest
Anniversary  Value optional death benefit and an Enhanced  Beneficiary  Protection  optional death benefit.  Currently,  the charge for each optional benefit is 0.25% per year,  respectively.  If an Annuity owner elects two optional benefits,  the total additional charge is 0.50%;  if all three  optional  benefits are  elected,  the total  additional  charge is 0.75%.  Certain  American  Skandia  annuity contracts may not be eligible to elect all or any optional benefits.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Advisors Choice, Advisors Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Advisors Choice, Advisors Choice 2000 - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Advisors Choice, Advisors Choice 2000 - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One Optional Benefit

                        ASAP III - No Optional Benefits
                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Advisors Choice, Advisors Choice 2000 - Three Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two Optional Benefits

                        ASAP III - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, AS Protector, Stagecoach Variable Annuity,
                        Stagecoach VA+ - One Optional Benefit

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three Optional Benefits

                        ASAP III - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two Optional Benefits

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three Optional Benefits

                        XTra Credit SIX, ASL II, Apex II  - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAIA w/ Guarantee
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, ASL II, Apex II  - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------

8.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

9.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned subsidiary of American Skandia, Inc., the parent company of American Skandia
Life Assurance  Corporation,  serves as principal  underwriter and distributor of variable annuity contracts funded by interests in the
Separate Account, without remuneration from the Separate Account.

10.      DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total                           AST - Alger All-Cap                       AST - Alger                            AST - Alger                    AST - Alliance/Bernstein                    AST - Alliance                        AST - Alliance                     AST - American Century
                                                                                                         Growth                                Growth                             Mid-Cap Growth                        Growth + Value                             Growth                            Growth & Income                        Income & Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Jan. 1 thru          Year Ended        Jan. 1 thru         Year Ended        *May 1 thru          Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Feb. 15, 2001 **     Dec. 31, 2002    Feb. 15, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  -----------------------------------------------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period              1,754,890,185     1,404,760,373          125,442,916        28,229,631                   -       138,664,577                    -        88,470,750           3,351,836                 -           29,478,257        25,796,792          63,123,316        53,536,296           27,386,278        32,388,202
 Units Purchased                                          121,124,907       256,567,055            1,691,286         6,515,621                   -           401,928                    -           244,391             597,741           727,148            1,311,031         3,365,083           3,287,472         5,632,354            1,050,429         2,662,910
 Units Transferred Between Sub-accounts                     5,579,353       296,522,310          (26,742,462)      102,133,195                   -      (137,235,305)                   -       (87,578,961)           (236,370)        2,718,437           (5,927,674)        2,344,458         (10,422,596)        9,585,170           (2,307,245)       (5,267,004)
 Units Surrendered                                       (298,352,312)     (202,959,554)         (14,919,057)      (11,435,531)                  -        (1,831,200)                   -        (1,136,181)           (585,107)          (93,750)          (3,451,230)       (2,028,076)         (8,830,763)       (5,630,504)          (3,447,815)       (2,397,830)
 Units Transferred Due to Consolidation                   258,956,306                 -            4,720,087                 -                   -                 -                    -                 -           1,199,229                 -            2,847,513                 -          11,906,375                 -            2,632,655                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                    1,842,198,440     1,754,890,185           90,192,770       125,442,916                   -                 -                    -                 -           4,327,328         3,351,836           24,257,897        29,478,257          59,063,804        63,123,316           25,314,302        27,386,278
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                        1,842,198,439     1,754,890,185

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - American Century                 AST - American Century                AST - American Century                  AST - Cohen & Steers                     AST - DeAm Bond                       AST - DeAm Global                 AST - DeAm International                 AST - DeAm Large-Cap
                                                          International Growth I                 International Growth II                 Strategic Balanced                Real Estate                                                                           Allocation                              Equity                                 Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Jan. 1 thru         Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Sep. 24, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 37,487,425        17,007,352                    -        26,340,548          14,369,895        14,498,180           12,268,426        11,891,188                   -                 -           26,641,422        30,290,413          13,627,264        16,245,805                    -                 -
 Units Purchased                                            2,055,849         3,854,740                    -           210,963             552,328         1,308,335              900,646         1,458,533             230,604                 -              545,958         3,102,528             430,972         1,316,292              126,429                 -
 Units Transferred Between Sub-accounts                    (3,872,926)       18,553,959                    -       (24,868,122)           (361,022)         (319,592)           2,748,641          (205,556)          1,473,393                 -           (5,436,042)       (3,158,731)         (2,391,356)       (2,746,101)             966,533                 -
 Units Surrendered                                         (4,824,655)       (1,928,626)                   -        (1,683,389)         (1,746,163)       (1,117,027)          (1,783,747)         (875,739)            (88,631)                -           (3,529,203)       (3,592,789)         (1,435,264)       (1,188,733)             (71,863)                -
 Units Transferred Due to Consolidation                     5,828,518                 -                    -                 -           1,787,160                 -            2,260,422                 -             486,624                 -            1,629,285                 -             844,701                 -              219,646                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       36,674,213        37,487,425                    -                 -          14,602,198        14,369,895           16,394,387        12,268,426           2,101,991                 -           19,851,420        26,641,422          11,076,317        13,627,264            1,240,744                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - DeAm Large-Cap                   AST - DeAm Small-Cap                  AST - DeAm Small-Cap                      AST - Federated                    AST - Federated High                   AST - Gabelli All-Cap                AST - Gabelli Small-Cap                  AST - Goldman Sachs
                                                                   Value                        Growth                                 Value                                     Aggressive Growth                        Yield Bond                                Value                                 Value                           Concentrated Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  4,575,558           586,058           60,703,791        63,621,279                   -                 -            6,499,066           196,575          39,130,467        36,914,825           14,934,570         1,273,094          35,483,530        23,298,524           84,116,221        99,250,773
 Units Purchased                                              636,879         1,661,561            1,034,403         4,092,149             101,217                 -              570,705           929,555           2,065,442         3,668,971              982,082         3,117,563           2,581,866         3,698,142            1,319,237         4,811,511
 Units Transferred Between Sub-accounts                       292,111         2,579,871          (10,468,662)         (547,390)            665,658                 -             (183,185)        5,506,043           3,197,142         2,289,552           (2,060,226)       11,392,943            (500,593)       10,853,421          (20,718,829)      (11,448,417)
 Units Surrendered                                           (777,354)         (251,932)          (7,267,609)       (6,462,246)            (63,125)                -             (762,257)         (133,107)         (5,135,595)       (3,742,881)          (1,738,390)         (849,031)         (4,206,621)       (2,366,557)          (9,067,476)       (8,497,647)
 Units Transferred Due to Consolidation                       913,356                 -            2,268,960                 -             366,365                 -              930,121                 -           7,850,694                 -            2,394,390                 -           7,518,801                 -            4,390,785                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,640,550         4,575,558           46,270,883        60,703,791           1,070,115                 -            7,054,451         6,499,066          47,108,149        39,130,467           14,512,425        14,934,570          40,876,983        35,483,530           60,039,938        84,116,221
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Goldman Sachs                    AST - Goldman Sachs                      AST - Invesco                         AST - Kinetics                       AST - Lord Abbett                        AST - Marsico                       AST - MFS Global                       AST - MFS Growth
                                                              Mid-Cap Growth                         Small-Cap Value                       Capital Income                   Internet                                    Bond Debenture                         Capital Growth                            Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,045,776         9,426,102           26,220,860        15,193,053          48,595,962        50,171,495              389,350           116,363           5,506,982           650,253           85,895,802        94,627,691           5,806,567         2,803,013          117,716,242         7,515,486
 Units Purchased                                            1,828,684         5,347,823            1,226,525         3,347,561           1,174,607         4,464,351               12,648           130,170           1,618,915         1,612,099            5,168,915         7,170,213             756,448         1,521,462            2,867,287         6,309,440
 Units Transferred Between Sub-accounts                       955,556         3,232,113           (3,784,317)        9,321,807          (6,438,998)       (1,405,421)            (390,629)          193,064           5,479,174         3,510,172            2,061,974        (9,008,743)            409,846         1,860,812          (19,830,845)      115,724,161
 Units Surrendered                                         (2,297,162)         (960,262)          (3,696,376)       (1,641,562)         (5,770,255)       (4,634,462)             (11,369)          (50,246)           (994,802)         (265,542)         (10,471,108)       (6,893,359)           (974,567)         (378,720)         (14,919,298)      (11,832,845)
 Units Transferred Due to Consolidation                     1,323,415                 -            2,964,958                 -           3,755,919                 -                    0                 -           4,578,943                 -           13,504,579                 -           1,513,490                 -            4,806,959                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       18,856,270        17,045,776           22,931,650        26,220,860          41,317,234        48,595,962                    0           389,350          16,189,211         5,506,982           96,160,163        85,895,802           7,511,785         5,806,567           90,640,344       117,716,242
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST - MFS Growth                      AST - Money Market                 AST - Neuberger & Berman               AST - Neuberger & Berman                AST - PBHG Small-Cap                    AST - PIMCO Limited                    AST - PIMCO Total                   AST - Sanford Bernstein
                                                                with Income                                                                Mid-Cap Growth                          Mid-Cap Value                            Growth                              Maturity Bond                          Return Bond                            Core Value
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        *May 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 11,896,688         6,937,627          184,612,059       172,493,206          25,717,164        26,517,850           47,298,313        44,558,699          23,048,821        25,535,093           42,410,807        31,046,956          99,028,465        82,545,240            4,207,869                 -
 Units Purchased                                            1,071,403         3,671,228           46,951,396        98,647,297           1,285,248         2,976,459            2,158,587         4,584,279           1,096,820           241,528            4,380,332         6,855,556           8,419,937        15,056,609            2,065,180           704,077
 Units Transferred Between Sub-accounts                      (634,609)        2,045,719           34,157,882       (19,943,222)         (4,380,523)       (1,796,065)          (5,468,234)        2,685,173          (5,380,891)         (919,484)          23,455,465         9,094,823          25,015,806        10,639,157           13,759,933         3,588,544
 Units Surrendered                                         (1,341,224)         (757,886)         (94,686,892)      (66,585,222)         (2,930,874)       (1,981,080)          (6,139,025)       (4,529,838)         (2,685,057)       (1,808,315)          (8,317,134)       (4,586,528)        (16,264,476)       (9,212,542)          (1,239,212)          (84,752)
 Units Transferred Due to Consolidation                     1,740,762                 -           42,986,050                 -           3,257,984                 -            7,164,711                 -           4,149,788                 -           15,042,147                 -          24,869,882                 -            4,051,678                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,733,020        11,896,688          214,020,495       184,612,059          22,949,001        25,717,164           45,014,353        47,298,313          20,229,481        23,048,821           76,971,617        42,410,807         141,069,615        99,028,465           22,845,449         4,207,869
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Sanford Bernstein                  AST - Scudder Japan                      AST - Strong                        AST - T. Rowe Price                   AST - T. Rowe Price                    AST - T. Rowe Price                   AST - William Blair                        Davis Value
                                                             Managed Index 500                                                          International Equity                     Asset Allocation                         Global Bond                         Natural Resources                   International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 48,018,721        48,835,089              596,230            84,394          17,388,860        19,112,622           17,579,107        19,704,198           9,668,062        11,219,502            6,565,088         6,520,983          40,507,419        57,327,711              617,727           195,203
 Units Purchased                                            2,219,994         5,069,774               53,169           248,162             954,095         1,848,546              508,745         1,323,360             707,353           711,946              300,204           856,718             229,303           456,292               81,060           311,615
 Units Transferred Between Sub-accounts                    (3,435,890)       (1,910,618)            (642,473)          280,195          (1,725,573)       (1,616,948)            (347,933)       (1,624,610)          6,539,938        (1,280,775)              84,190          (155,294)         (6,933,261)      (13,524,553)              61,367           120,786
 Units Surrendered                                         (6,249,799)       (3,975,524)              (6,927)          (16,521)         (2,279,478)       (1,955,360)          (2,151,487)       (1,823,841)         (1,731,875)         (982,611)            (923,684)         (657,319)         (3,746,980)       (3,752,032)             (99,353)           (9,876)
 Units Transferred Due to Consolidation                     5,127,218                 -                    0                 -           3,669,893                 -            1,230,856                 -           2,158,293                 -              920,549                 -           1,054,083                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       45,680,242        48,018,721                   (0)          596,230          18,007,797        17,388,860           16,819,288        17,579,107          17,341,771         9,668,062            6,946,347         6,565,088          31,110,564        40,507,419              660,802           617,727
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA
                                                                 Blue Chip                           Capital Growth                         Equity Index                   Foundation                                   Global Leaders                      International Growth                 Omega                                  Perpetual International
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended       * May 1 thru          Year Ended        Jan. 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Aug. 3, 2001 **
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    526,302           351,338              788,396           268,886             526,290           302,954            1,019,799           755,890           1,520,376           887,758               45,358                 -           2,585,848         1,637,475                    -            57,408
 Units Purchased                                               35,884           236,515               97,952           399,128              78,905           203,742               65,956           330,065             134,785           423,719                6,089               352             207,266           753,689                    -             5,413
 Units Transferred Between Sub-accounts                       (48,867)          (42,273)             (34,634)          138,858              13,002            27,889              (41,433)          (28,197)             (2,816)          286,608               (4,120)           45,099             181,712           291,113                    -           (62,667)
 Units Surrendered                                            (50,012)          (19,278)            (144,502)          (18,475)            (78,602)           (8,294)             (94,972)          (37,959)           (192,421)          (77,709)              (1,353)              (93)           (381,237)          (96,430)                   -              (153)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -                    -                 -             325,497                 -                    -                 -              76,998                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          463,307           526,302              707,212           788,396             539,595           526,290              949,349         1,019,799           1,785,421         1,520,376               45,975            45,358           2,670,586         2,585,848                    -                 0
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -
                                                              Small-Cap Value                        Special Equity                       Strategic Income                      10 Uncommon Values                          Energy                           Financial Services                     Global Target 15                       NASDAQ Target 15
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    258,972            65,490            2,540,062         1,731,145             341,316           118,558            2,255,266         2,690,435                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               69,939           139,848              177,277           502,070              52,158           169,127               89,203           387,125               5,852                 -               13,539                 -               7,748                 -                8,775                 -
 Units Transferred Between Sub-accounts                        62,259            59,486             (175,619)          485,545             151,544            62,145             (489,346)         (650,993)             (6,425)                -               (1,755)                -                (272)                -               29,928                 -
 Units Surrendered                                            (73,002)           (5,851)            (322,709)         (178,699)            (44,337)           (8,514)            (131,628)         (171,302)             (4,932)                -               (6,453)                -              (6,753)                -               (4,705)                -
 Units Transferred Due to Consolidation                             -                 -              334,372                 -                   -                 -              499,271                 -             234,262                 -              376,715                 -             292,913                 -              587,382                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          318,168           258,972            2,553,384         2,540,062             500,680           341,316            2,222,766         2,255,266             228,757                 -              382,046                 -             293,636                 -              621,380                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               First Trust -                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -                         Galaxy - VIP                           Galaxy - VIP
                                                              Pharmaceutical                          S&P Target 24                      Target Managed VIP                         Technology                          The Dow DART 10                     Value Line Target 25                    Asset Allocation                    Columbia High Yield II
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               15,225                 -               11,245                 -             196,049                 -                8,376                 -              17,889                 -               75,126                 -                 520                 -                    4                 -
 Units Transferred Between Sub-accounts                           741                 -                5,934                 -              52,181                 -                4,273                 -              32,659                 -               32,649                 -             (23,339)                -                  123                 -
 Units Surrendered                                             (7,763)                -              (12,118)                -             (18,076)                -               (1,840)                -             (19,094)                -               (4,423)                -             (77,281)                -               (1,529)                -
 Units Transferred Due to Consolidation                       404,486                 -              797,205                 -           1,678,148                 -              439,833                 -             592,926                 -            1,196,967                 -           2,422,329                 -              114,096                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          412,689                 -              802,267                 -           1,908,301                 -              450,643                 -             624,380                 -            1,300,318                 -           2,322,229                 -              112,694                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          INVESCO - VIF                          INVESCO - VIF
                                                        Columbia Real Estate Equity II                   Equity                          Growth with Income               Money Market                                 Quality Plus Bond                    Small Company Growth                        Dynamics                          Financial Services
                                                    ---------------------------------------------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          13,391,660        11,409,827           11,612,048        14,091,636
 Units Purchased                                                  (79)                -                  708                 -                  23                 -               67,282                 -                  19                 -                   12                 -             716,503         2,069,898              328,618         2,323,790
 Units Transferred Between Sub-accounts                        (3,493)                -              (14,986)                -               2,966                 -               77,714                 -               6,443                 -                    -                 -          (4,009,192)          855,017           (3,285,037)       (3,730,125)
 Units Surrendered                                             (1,893)                -              (47,934)                -             (17,408)                -             (220,300)                -             (24,935)                -               (6,085)                -          (1,715,018)         (943,082)          (1,125,985)       (1,073,253)
 Units Transferred Due to Consolidation                        62,680                 -            1,737,467                 -             671,089                 -              829,446                 -             632,195                 -              293,108                 -           1,894,037                 -              677,750                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                           57,215                 -            1,675,255                 -             656,671                 -              754,142                 -             613,722                 -              287,035                 -          10,277,990        13,391,660            8,207,393        11,612,048
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               INVESCO - VIF                          INVESCO - VIF                         INVESCO - VIF                          Montgomery -                          ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Health Sciences                          Technology                        Telecommunications                       Emerging Markets                           Asia                                   Banks                            Basic Materials                    Bear
                                                    ------------------------------------   ------------------------------------  ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,419,141        19,381,405           26,652,622        29,491,113          13,553,158        17,856,118           14,095,135        12,899,472                   -                 -                    -                 -                   -                 -            3,059,897                 -
 Units Purchased                                              543,010         3,114,993              558,008         3,765,519             411,066         1,521,290              407,740           836,538               8,495                 -                5,938                 -               8,325                 -              164,084           178,199
 Units Transferred Between Sub-accounts                    (4,915,845)       (3,872,295)          (6,353,434)       (4,746,368)         (3,353,700)       (4,891,395)          (2,034,522)        1,308,684           2,279,613                 -              535,426                 -             456,986                 -            1,047,717         3,035,152
 Units Surrendered                                         (1,616,914)       (1,204,962)          (2,023,734)       (1,857,642)         (1,270,427)         (932,854)          (1,549,942)         (949,559)            (41,415)                -             (185,318)                -             (52,606)                -             (499,546)         (153,454)
 Units Transferred Due to Consolidation                       995,453                 -              927,575                 -             517,965                 -            1,140,803                 -             144,924                 -              317,386                 -              41,933                 -            2,144,631                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,424,845        17,419,141           19,761,036        26,652,622           9,858,062        13,553,158           12,059,215        14,095,135           2,391,617                 -              673,432                 -             454,639                 -            5,916,783         3,059,897
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                               Biotechnology                              Bull                                Bull Plus                          Consumer Cyclical                   Consumer Non-Cyclical                         Energy                               Europe 30                              Financial
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        Year Ended        Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  5,093,235                 -                    -                 -           7,628,819                 -                    -                 -                   -                 -            2,299,149                 -           5,711,763         2,327,562            2,154,106                 -
 Units Purchased                                              122,262           438,847               56,258                 -             304,545           667,858                7,010                 -              19,596                 -               99,748           296,483             154,363           482,197              134,094           158,798
 Units Transferred Between Sub-accounts                    (2,554,713)        4,815,995            5,379,551                 -          (1,277,080)        8,305,636              428,447                 -             458,700                 -              (96,178)        2,178,531          (3,497,167)        3,192,410           (1,265,119)        2,142,715
 Units Surrendered                                           (282,891)         (161,607)            (222,906)                -            (969,301)       (1,344,675)             (20,451)                -             (97,576)                -             (285,616)         (175,865)           (385,514)         (290,406)            (382,761)         (147,407)
 Units Transferred Due to Consolidation                       327,748                 -            2,487,026                 -           1,691,821                 -               58,003                 -             216,183                 -              491,713                 -             918,181                 -              764,340                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        2,705,640         5,093,235            7,699,930                 -           7,378,804         7,628,819              473,010                 -             596,903                 -            2,508,817         2,299,149           2,901,626         5,711,763            1,404,659         2,154,106
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                                Healthcare                             Industrial                             Internet                                 Japan                            Mid-Cap Growth                          Mid-Cap Value                              OTC                              Pharmacueticals
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  3,489,097                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          11,681,189                 -                    -                 -
 Units Purchased                                              174,551           239,023                4,973                 -              14,849                 -               15,070                 -              49,807                 -               52,071                 -             480,802           842,812               25,361                 -
 Units Transferred Between Sub-accounts                    (2,237,472)        3,423,390              155,941                 -           3,051,118                 -              350,179                 -           1,231,299                 -            1,267,453                 -           7,897,345        11,406,396              171,012                 -
 Units Surrendered                                           (384,424)         (173,316)             (42,111)                -             (77,812)                -              (26,652)                -             (69,131)                -             (119,279)                -          (2,282,455)         (568,019)             (82,428)                -
 Units Transferred Due to Consolidation                       821,607                 -               24,002                 -             377,677                 -               85,071                 -             739,968                 -              423,029                 -           2,764,218                 -              284,103                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        1,863,359         3,489,097              142,806                 -           3,365,832                 -              423,667                 -           1,951,944                 -            1,623,274                 -          20,541,100        11,681,189              398,047                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Precious Metals                          Real Estate                    Rising Rates Opportunity                     Semiconductor                           Short OTC                          Small-Cap Growth                       Small-Cap Value                          Technology
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -            3,592,834                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -            2,524,295                 -
 Units Purchased                                               35,648                 -              118,320           104,086             111,667                 -               19,347                 -              14,825                 -               36,637                 -              60,496                 -               60,024           519,443
 Units Transferred Between Sub-accounts                     5,316,554                 -           (1,628,539)        3,670,794             453,334                 -              648,995                 -             793,484                 -            2,613,211                 -           3,537,124                 -            1,036,559         2,120,912
 Units Surrendered                                           (277,242)                -             (433,899)         (182,045)            (67,734)                -              (60,473)                -            (132,379)                -             (102,103)                -            (136,895)                -             (236,199)         (116,060)
 Units Transferred Due to Consolidation                       645,708                 -              348,213                 -             392,347                 -              128,675                 -             598,018                 -              559,779                 -             637,524                 -              234,742                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,720,667                 -            1,996,929         3,592,834             889,614                 -              736,544                 -           1,273,948                 -            3,107,525                 -           4,098,250                 -            3,619,421         2,524,295
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                   Prudential - SP Jennison                     Rydex - Nova
                                                            Telecommunications                    U.S. Government Plus                      Ultra Mid-Cap                            Ultra OTC                          Ultra Small-Cap                           Utilities                       International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended      * Jan. 22 thru        Year Ended       * May 1 thru          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    583,065                 -                    -                 -                   -                 -           50,124,696        17,597,528          10,010,482         3,258,574            1,589,344                 -             273,843                 -            3,990,618        14,799,352
 Units Purchased                                               66,314            71,983              115,160                 -              33,023                 -            3,195,673         5,306,142             168,665           309,225               86,722           203,225              96,697            50,304                8,779           200,713
 Units Transferred Between Sub-accounts                     2,561,793           578,239           10,878,854                 -           2,733,495                 -           21,930,695        29,347,431          (4,210,690)        6,742,566            2,659,566         1,510,934             200,308           237,344           (1,078,990)      (10,154,425)
 Units Surrendered                                           (233,751)          (67,157)            (728,666)                -            (165,897)                -           (4,522,798)       (2,126,405)           (514,974)         (299,884)            (483,912)         (124,815)            (31,057)          (13,805)            (328,260)         (855,022)
 Units Transferred Due to Consolidation                       699,992                 -              475,984                 -             448,973                 -            2,787,067                 -             886,870                 -              262,101                 -             156,843                 -              213,596                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        3,677,413           583,065           10,741,332                 -           3,049,594                 -           73,515,333        50,124,696           6,340,353        10,010,482            4,113,821         1,589,344             696,634           273,843            2,805,743         3,990,618
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                Rydex - OTC                           Rydex - Ursa                     WFVT - Asset Allocation                 WFVT - Corporate Bond                 WFVT - Equity Income                    WFVT - Equity Value                      WFVT - Growth                      WFVT - International
                                                                                                                                                                                                                                                                                                                                                Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 15,866,046        32,179,793              351,487         2,269,599          10,328,629        11,237,827            2,978,591         3,634,317           1,019,937           502,986            3,705,869         4,442,888           3,783,815         4,373,354              205,255           127,257
 Units Purchased                                               47,586           947,085                  445            23,427             184,388           586,060               39,539           105,056             183,158           226,735               83,029           204,622              19,785            31,439               46,499            54,915
 Units Transferred Between Sub-accounts                    (4,036,240)      (15,735,204)             (85,720)       (1,894,400)         (1,040,222)         (580,938)            (202,263)         (441,674)            468,797           338,967             (561,339)         (653,658)           (502,291)         (266,943)              36,348            38,958
 Units Surrendered                                         (1,211,475)       (1,525,627)             (31,532)          (47,139)         (1,133,176)         (914,320)            (364,291)         (319,108)           (219,390)          (48,752)            (349,910)         (287,983)           (361,252)         (354,035)             (27,014)          (15,875)
 Units Transferred Due to Consolidation                       406,034                 -                5,259                 -                   -                 -                    -                 -             148,232                 -              175,973                 -                   -                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       11,071,951        15,866,046              239,938           351,487           8,339,619        10,328,629            2,451,576         2,978,591           1,600,734         1,019,937            3,053,622         3,705,869           2,940,057         3,783,815              261,088           205,255
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           WFVT - Large Company                    WFVT - Money Market                    WFVT - Small-Cap
                                                                  Growth                                                                       Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding Beginning of the Period                  1,900,437         1,563,551            5,952,104         3,440,514             900,655           902,955
 Units Purchased                                              137,150           326,722              586,570         1,352,228              48,455            72,461
 Units Transferred Between Sub-accounts                       (37,084)          123,679            3,241,835         4,104,443             (87,820)          (38,789)
 Units Surrendered                                           (254,671)         (113,514)          (4,389,067)       (2,945,081)            (83,444)          (35,972)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding End of the Period                        1,745,833         1,900,437            5,391,441         5,952,104             777,846           900,655
                                                    ====================================   ====================================  ====================================
                                                    ====================================   ====================================  ====================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

   APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
     Variable Account B..................................................................................................27

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus: May 1, 2003                                           Date of Statement of Additional Information: May 1, 2003
FUSI ASXTII-Four - SAI (05/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  You bear the entire  investment  risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge and the charge for each optional  benefit  offered under Annuity  contracts funded through  Separate Account B. The  consolidation of Separate Account B will have no impact on Annuity
Owners.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2002: 193,374,436;  2001:  $193,056,109;  2000:
$355,445,427.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                        -0.50%                             -0.50%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent one, five and ten year periods (or since the inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also  deducted.  "Standard  Total  Return"  figures do not take into  consideration  any Credits.  "Non-standard  Total
Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total
Returns are  calculated  in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.
In  particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard
Total  Return"  figures may assume  Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the  cumulative  amount of Purchase
Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the Credits  applicable  to your Annuity
(see "How do I Receive  Credits?").  Standard and  Non-standard  Total  Returns will not reflect  charges that apply to any optional benefits.  The  additional  cost  associated  with any  optional  benefits you elected  will reduce your  performance.  Non-standard
Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.5%,  4.0% or 5.0%,  respectively,  of Purchase  Payments.  The amount of the Credit  applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The  percentage of the Credit  depends on the age and the  cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2002.  The  "inception-to-date"  figures  shown below are based on the  inception  date of the  Portfolio.  Where no figures are shown  indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -28.12    -28.99    -4.91      4.59      4.96         -26.92    -28.56    -4.60     4.75      5.07
AST William Blair International
  Growth                           -35.26    -31.27    -4.99                -1.25        -34.16    -30.84    -4.68               -0.99
AST American Century
   International Growth            -29.16    -27.26    -3.77                -0.76        -27.97    -26.82    -3.46               -0.50
AST DeAm International Equity      -26.76    -33.81    -6.99                -2.31        -25.53    -33.39    -6.69               -2.11
AST MFS Global Equity              -22.06    -14.90                        -11.07        -20.76    -14.42                       -10.60
AST PBHG Small-Cap Growth          -43.87    -39.71    -7.72                2.73         -42.91    -39.30    -7.41               2.90
AST DeAM Small-Cap Growth          -36.05    -32.11                        -14.87        -34.96    -31.68                       -14.50
AST Federated Aggressive Growth    -38.74                                  -33.47        -37.69                                 -32.92
AST Goldman Sachs Small-Cap
  Value                            -17.79     6.57                          5.34         -16.43     7.14                         5.68
AST Gabelli Small-Cap Value        -19.22     1.47     -1.72                2.98         -17.88     2.02     -1.41               3.25
Ast DeAm Small-Cap Value                                                   -31.77                                               -30.62
AST Goldman Sachs Mid-Cap
  Growth                           -37.03                                  -46.15        -35.96                                 -45.71
AST NB Mid-Cap Growth              -40.73    -28.62    -6.21                3.03         -39.71    -28.18    -5.91               3.22
AST NB Mid-Cap Value               -20.38    -0.92     -0.21                6.06         -19.05    -0.39      0.11               6.22
AST Alger All-Cap Growth           -45.24                                  -35.84        -44.29                                 -35.42
AST Gabelli All-Cap Value          -30.38                                  -16.59        -29.21                                 -15.95
AST T. Rowe Price Natural
Resources                          -15.43     2.23      3.62                7.85         -14.04     2.78      3.95               8.07
AST Alliance Growth                -40.50    -26.29    -6.01                -0.93        -39.48    -25.84    -5.70               -0.70
AST MFS Growth                     -37.74    -25.24                        -20.40        -36.67    -24.80                       -19.97
AST Marsico Capital Growth         -25.31    -22.97     1.30                1.54         -24.06    -22.52     1.62               1.86
AST Goldman Sachs Concentrated
  Growth                           -39.37    -38.60    -6.07      6.12      6.54         -38.34    -38.18    -5.76     6.27      6.69
AST DeAM Large-Cap Growth                                                  -31.87                                               -30.72
AST DeAM Large-Cap Value           -25.05                                  -16.28        -23.80                                 -15.64
AST Alliance/Bernstein Growth +
   Value                           -34.61                                  -24.49        -33.50                                 -23.72
AST Sanford Bernstein Core Value   -23.02                                  -14.30        -21.74                                 -13.45
AST Cohen & Steers Realty           -7.36     5.94                          -0.15        -5.85      6.51                         0.17
AST Sanford Bernstein Managed
   Index 500                       -30.31    -18.68                         -2.81        -29.14    -18.21                        -2.50
AST American Century Income &
Growth                             -29.50    -18.49    -5.10                -0.82        -28.31    -18.02    -4.79               -0.56
AST Alliance Growth and Income     -32.92    -11.83    -1.94      7.15      7.27         -31.79    -11.34    -1.63     7.31      7.42
AST MFS Growth with Income         -31.28    -18.08                        -15.60        -30.12    -17.61                       -15.15
AST INVESCO Capital Income         -27.21    -12.48    -3.00                5.39         -25.99    -11.98    -2.69               5.56
AST DeAM Global Allocation         -25.18    -15.77    -3.57                3.84         -23.93    -15.29    -3.26               4.00
AST American Century Strategic
   Balanced                        -19.57    -10.39     0.00                2.14         -18.24    -9.89      0.32               2.41
AST T. Rowe Price Asset
   Allocation                      -19.72    -9.90     -0.72                5.38         -18.39    -9.40     -0.40               5.55
AST T. Rowe Price Global Bond       4.83      1.29      1.50                2.09          6.53      1.83      1.83               2.26
AST Federated High Yield            -9.94    -7.94     -4.15                2.40         -8.46     -7.43     -3.84               2.57
AST Lord Abbett Bond-Debenture      -9.58                                   -3.20        -8.09                                   -2.47
AST DeAM Bond                                                               -1.87                                                -0.27
AST PIMCO Total Return Bond         -0.89     5.78      4.78                5.75          0.72      6.35      5.11               5.93
AST PIMCO Limited Maturity
   Bond                             -3.86     3.36      3.57                4.26         -2.29      3.91      3.89               4.47

MV Emerging Markets                -19.52    -21.21    -12.81               -9.19        -18.18    -20.75    -12.52              -8.97

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -28.96    -12.83                        -11.94        -27.76    -12.34                       -11.49

INVESCO VIF Dynamics               -41.41    -29.69                        -18.63        -40.40    -29.26                       -18.19
INVESCO VIF Technology             -56.13    -49.88                        -34.07        -55.35    -49.47                       -33.66
INVESCO VIF Health Sciences        -34.07    -9.57                          -4.96        -32.95    -9.07                         -4.47
INVESCO VIF Financial Services     -24.66    -6.01                          -1.29        -23.40    -5.50                         -0.79
INVESCO VIF
  Telecommunications               -60.04    -57.88                        -43.86        -59.31    -57.43                       -43.46

Evergreen VA International Growth  -20.29                                  -19.57        -18.97                                 -18.62
Evergreen VA Global Leaders        -29.94    -19.70                        -13.82        -28.76    -19.24                       -13.36
Evergreen VA Special Equity        -36.76    -20.57                        -13.45        -35.68    -20.11                       -13.00
Evergreen VA Omega                 -34.98                                  -26.81        -33.88                                 -26.35
Evergreen VA Capital Growth        -32.16                                  -10.65        -31.02                                 -10.14
Evergreen VA Blue Chip             -31.70                                  -24.24        -30.55                                 -23.73
Evergreen VA Equity Index          -32.11                                  -19.16        -30.96                                 -18.68
Evergreen VA Foundation            -19.50                                  -12.19        -18.16                                 -11.68

ProFund VP Europe 30               -35.36    -27.26                        -19.97        -34.26    -26.82                       -19.53
ProFund VP Asia 30                                                         -30.91                                               -29.75
ProFund VP Japan                                                           -36.03                                               -34.94
ProFund VP Banks                                                           -22.76                                               -21.47
ProFund VP Basic Materials                                                 -23.81                                               -22.54
ProFund VP Biotechnology           -46.94                                  -71.70        -46.01                                 -71.26
ProFund VP Consumer Cyclical                                               -35.96                                               -34.87
ProFund VP Consumer Non-Cyclical                                           -25.63                                               -24.39
ProFund VP Energy                  -26.77                                  -60.51        -25.54                                 -60.05
ProFund VP Financial               -24.64                                  -59.62        -23.38                                 -59.15
ProFund VP Healthcare              -32.33                                  -62.13        -31.19                                 -61.67
ProFund VP Industrial                                                      -29.13                                               -27.94
ProFund VP Internet                                                        -22.73                                               -21.44
ProFund VP Pharmaceuticals                                                 -22.82                                               -21.54
ProFund VP Precious Metals                                                 -11.34                                                -9.88
ProFund VP Real Estate              -9.95                                  -49.27        -8.48                                  -48.76
ProFund VP Semiconductor                                                   -57.08                                               -56.31
ProFund VP Technology              -50.06                                  -83.60        -49.18                                 -83.12
ProFund VP Telecommunications      -47.25                                  -76.63        -46.33                                 -76.19
ProFund VP Utilities               -33.56                                  -66.84        -32.44                                 -66.40
ProFund VP Bull                                                            -28.73                                               -27.54
ProFund VP Bear                     10.53                                  -39.92        12.32                                  -39.36
ProFund VP UltraBull               -45.55                                  -74.34        -44.61                                 -73.90
ProFund VP OTC                     -48.03                                  -83.30        -47.12                                 -82.82
ProFund VP Short OTC                                                       -28.73                                               -27.54
ProFund VP UltraOTC                -77.91    -99.95                        -99.92        -77.45    -99.95                       -99.92
ProFund VP Mid-Cap Value                                                   -31.77                                               -30.62
ProFund VP Mid-Cap Growth                                                  -31.41                                               -30.25
ProFund VP UltraSmall-Cap                                                  -51.34                                               -50.48
ProFund VP U.S. Government Plus                                            -37.51                                               -36.45
ProFund VP Rising Rates
  Opportunity                                                              -31.47                                               -30.32

First Trust(R)10 Uncommon Values    -46.29                                  -46.71        -45.35                                 -46.26

SP Jennison International Growth   -32.48                                  -35.89        -31.34                                 -35.21
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 5.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -24.91    -27.84    -4.09      5.00      5.26         -24.10    -27.56    -3.89     5.10      5.33
AST William Blair International
  Growth                           -32.33    -30.13    -4.17                -0.56        -31.60    -29.85    -3.97               -0.39
AST American Century
   International Growth            -25.99    -26.10    -2.95                -0.07        -25.20    -25.81    -2.75               0.10
AST DeAm International Equity      -23.49    -32.69    -6.19                -1.78        -22.67    -32.41    -5.99               -1.66
AST MFS Global Equity              -18.60    -13.63                         -9.84        -17.73    -13.32                        -9.54
AST PBHG Small-Cap Growth          -41.29    -38.62    -6.91                3.18         -40.64    -38.35    -6.72               3.29
AST DeAM Small-Cap Growth          -33.15    -30.98                        -13.89        -32.42    -30.70                       -13.65
AST Federated Aggressive Growth    -35.95                                  -32.02        -35.25                                 -31.66
AST Goldman Sachs Small-Cap
  Value                            -14.16     8.07                          6.22         -13.25     8.44                         6.43
AST Gabelli Small-Cap Value        -15.64     2.91     -0.89                3.69         -14.75     3.27     -0.69               3.86
Ast DeAm Small-Cap Value                                                   -28.70                                               -27.93
AST Goldman Sachs Mid-Cap
  Growth                           -34.17                                  -45.00        -33.46                                 -44.72
AST NB Mid-Cap Growth              -38.02    -27.46    -5.41                3.52         -37.34    -27.18    -5.21               3.65
AST NB Mid-Cap Value               -16.85     0.49      0.63                6.49         -15.97     0.84      0.83               6.59
AST Alger All-Cap Growth           -42.71                                  -34.72        -42.08                                 -34.45
AST Gabelli All-Cap Value          -27.26                                  -14.89        -26.48                                 -14.47
AST T. Rowe Price Natural
Resources                          -11.71     3.68      4.48                8.42         -10.78     4.04      4.70               8.55
AST Alliance Growth                -37.78    -25.12    -5.20                -0.32        -37.10    -24.83    -5.00               -0.17
AST MFS Growth                     -34.91    -24.06                        -19.25        -34.20    -23.77                       -18.97
AST Marsico Capital Growth         -21.98    -21.77     2.15                2.38         -21.15    -21.48     2.36               2.59
AST Goldman Sachs Concentrated
  Growth                           -36.61    -37.50    -5.26      6.53      6.95         -35.92    -37.23    -5.06     6.63      7.05
AST DeAM Large-Cap Growth                                                  -28.80                                               -28.04
AST DeAM Large-Cap Value           -21.72                                  -14.58        -20.88                                 -14.16
AST Alliance/Bernstein Growth +
   Value                           -31.66                                  -22.45        -30.92                                 -21.94
AST Sanford Bernstein Core Value   -19.61                                  -12.04        -18.75                                 -11.48
AST Cohen & Steers Realty           -3.32     7.44                          0.69         -2.31      7.80                         0.90
AST Sanford Bernstein Managed
   Index 500                       -27.18    -17.45                         -1.98        -26.40    -17.14                        -1.78
AST American Century Income &
Growth                             -26.34    -17.26    -4.29                -0.13        -25.55    -16.95    -4.09               0.04
AST Alliance Growth and Income     -29.90    -10.53    -1.11      7.57      7.66         -29.14    -10.21    -0.91     7.68      7.76
AST MFS Growth with Income         -28.19    -16.83                        -14.41        -27.42    -16.53                       -14.12
AST INVESCO Capital Income         -23.96    -11.18    -2.17                5.85         -23.14    -10.86    -1.97               5.96
AST DeAM Global Allocation         -21.84    -14.50    -2.75                4.26         -21.01    -14.19    -2.55               4.36
AST American Century Strategic
   Balanced                        -16.02    -9.08      0.84                2.85         -15.13    -8.75      1.05               3.02
AST T. Rowe Price Asset
   Allocation                      -16.17    -8.58      0.12                5.84         -15.28    -8.25      0.32               5.95
AST T. Rowe Price Global Bond       9.36      2.73      2.35                2.55         10.49      3.08      2.56               2.66
AST Federated High Yield            -6.00    -6.60     -3.33                2.85         -5.01     -6.27     -3.13               2.96
AST Lord Abbett Bond-Debenture      -5.62                                   -1.29        -4.63                                   -0.82
AST DeAM Bond                                                               2.40                                                 3.47
AST PIMCO Total Return Bond         3.41      7.27      5.66                6.21          4.49      7.64      5.87               6.33
AST PIMCO Limited Maturity
   Bond                             0.33      4.82      4.43                4.81          1.37      5.18      4.64               4.95

MV Emerging Markets                -15.96    -19.99    -12.03               -8.60

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -25.77    -11.54                        -10.75        -24.98    -11.22                       -10.45

INVESCO VIF Dynamics               -38.72    -28.54                        -17.46        -38.05    -28.26                       -17.18
INVESCO VIF Technology             -54.04    -48.79                        -33.00        -53.51    -48.52                       -32.73
INVESCO VIF Health Sciences        -31.09    -8.25                          -3.67        -30.35    -7.92                         -3.36
INVESCO VIF Financial Services     -21.30    -4.65                          0.03         -20.47    -4.32                         0.35
INVESCO VIF
  Telecommunications               -58.10    -56.71                        -42.80        -57.61    -56.43                       -42.54

Evergreen VA International Growth  -16.76                                  -17.05        -15.88                                 -16.43
Evergreen VA Global Leaders        -26.80    -18.48                        -12.61        -26.01    -18.17                       -12.32
Evergreen VA Special Equity        -33.89    -19.35                        -12.25        -33.17    -19.05                       -11.95
Evergreen VA Omega                 -32.04                                  -25.60        -31.31                                 -25.30
Evergreen VA Capital Growth        -29.11                                   -9.28        -28.34                                  -8.95
Evergreen VA Blue Chip             -28.63                                  -22.90        -27.86                                 -22.57
Evergreen VA Equity Index          -29.05                                  -17.88        -28.29                                 -17.57
Evergreen VA Foundation            -15.94                                  -10.84        -15.05                                 -10.50

ProFund VP Europe 30               -32.43    -26.10                        -18.81        -31.70    -25.81                       -18.53
ProFund VP Asia 30                                                         -27.81                                               -27.03
ProFund VP Japan                                                           -33.13                                               -32.40
ProFund VP Banks                                                           -19.33                                               -18.47
ProFund VP Basic Materials                                                 -20.43                                               -19.58
ProFund VP Biotechnology           -44.48                                  -70.56        -43.86                                 -70.28
ProFund VP Consumer Cyclical                                               -33.06                                               -32.33
ProFund VP Consumer Non-Cyclical                                           -22.31                                               -21.49
ProFund VP Energy                  -23.50                                  -59.29        -22.68                                 -59.00
ProFund VP Financial               -21.29                                  -58.39        -20.45                                 -58.09
ProFund VP Healthcare              -29.28                                  -60.93        -28.52                                 -60.63
ProFund VP Industrial                                                      -25.95                                               -25.16
ProFund VP Internet                                                        -19.29                                               -18.44
ProFund VP Pharmaceuticals                                                 -19.40                                               -18.54
ProFund VP Precious Metals                                                  -7.45                                                -6.48
ProFund VP Real Estate              -6.01                                  -47.91        -5.03                                  -47.58
ProFund VP Semiconductor                                                   -55.03                                               -54.51
ProFund VP Technology              -47.72                                  -82.35        -47.13                                 -82.05
ProFund VP Telecommunications      -44.80                                  -75.48        -44.19                                 -75.21
ProFund VP Utilities               -30.56                                  -65.68        -29.82                                 -65.39
ProFund VP Bull                                                            -25.54                                               -24.74
ProFund VP Bear                     15.30                                  -38.42        16.49                                  -38.05
ProFund VP UltraBull               -43.04                                  -73.20        -42.41                                 -72.92
ProFund VP OTC                     -45.61                                  -82.06        -45.00                                 -81.76
ProFund VP Short OTC                                                       -25.54                                               -24.74
ProFund VP UltraOTC                -76.68    -99.95                        -99.92        -76.38    -99.95                       -99.92
ProFund VP Mid-Cap Value                                                   -28.70                                               -27.93
ProFund VP Mid-Cap Growth                                                  -28.32                                               -27.55
ProFund VP UltraMid-Cap                                                    -49.05                                               -48.48
ProFund VP Small-Cap Value                                                 -34.67                                               -33.96
ProFund VP Small-Cap Growth                                                -28.39                                               -27.62
ProFund VP UltraSmall-Cap          -49.70    -31.21                        -24.52        -49.13    -30.93                       -24.25
ProFund VP U.S. Government Plus                                             11.84                                                13.00
ProFund VP Rising Rates
  Opportunity                                                              -25.03                                               -24.22

First Trust(R)10 Uncommon Values    -43.80                                  -45.52        -43.18                                 -45.23

SP Jennison International Growth   -29.44                                  -34.09        -28.68                                 -33.65
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 1.5% Credit)                                    and a 4.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -18.42    -23.39    -2.96      4.75      5.07         -16.41    -22.77    -2.49     5.00      5.26
AST William Blair International
  Growth                           -25.66    -25.36    -3.04                0.04         -23.83    -24.75    -2.57               0.44
AST American Century
   International Growth            -19.47    -21.87    -1.90                0.50         -17.49    -21.23    -1.42               0.91
AST DeAm International Equity      -17.03    -27.53    -4.91                -1.52        -14.99    -26.94    -4.45               -1.21
AST MFS Global Equity              -12.26    -10.72                         -7.34        -10.10    -9.99                         -6.63
AST PBHG Small-Cap Growth          -34.41    -32.42    -5.58                2.90         -32.79    -31.87    -5.12               3.18
AST DeAM Small-Cap Growth          -26.46    -26.08                        -11.28        -24.65    -25.48                       -10.74
AST Federated Aggressive Growth    -29.19                                  -26.99        -27.45                                 -26.17
AST Goldman Sachs Small-Cap
  Value                             -7.93     9.55                          6.78         -5.66     10.44                         7.30
AST Gabelli Small-Cap Value         -9.38     4.67      0.03                4.08         -7.14      5.52      0.52               4.51
Ast DeAm Small-Cap Value                                                   -22.12                                               -20.20
AST Goldman Sachs Mid-Cap
  Growth                           -27.46                                  -37.87        -25.67                                 -37.30
AST NB Mid-Cap Growth              -31.21    -23.06    -4.19                3.22         -29.52    -22.43    -3.72               3.52
AST NB Mid-Cap Value               -10.55     2.39      1.46                6.22         -8.35      3.22      1.96               6.49
AST Alger All-Cap Growth           -35.79                                  -29.24        -34.21                                 -28.66
AST Gabelli All-Cap Value          -20.71                                  -11.32        -18.76                                 -10.33
AST T. Rowe Price Natural
Resources                           -5.54     5.39      5.12                8.37         -3.21      6.25      5.63               8.72
AST Alliance Growth                -30.98    -21.01    -3.99                0.06         -29.28    -20.37    -3.52               0.43
AST MFS Growth                     -28.17    -20.09                        -15.87        -26.41    -19.44                       -15.23
AST Marsico Capital Growth         -15.56    -18.06     2.90                2.94         -13.48    -17.39     3.41               3.44
AST Goldman Sachs Concentrated
  Growth                           -29.84    -31.51    -4.05      6.27      6.69         -28.11    -30.96    -3.58     6.53      6.95
AST DeAM Large-Cap Growth                                                  -22.22                                               -20.30
AST DeAM Large-Cap Value           -15.30                                  -11.04        -13.22                                 -10.04
AST Alliance/Bernstein Growth +
   Value                           -25.00                                  -17.76        -23.16                                 -16.55
AST Sanford Bernstein Core Value   -13.24                                   -7.95        -11.11                                  -6.60
AST Cohen & Steers Realty           2.65      8.95                          1.52          5.18      9.84                         2.02
AST Sanford Bernstein Managed
   Index 500                       -20.64    -14.18                         -0.99        -18.68    -13.48                        -0.51
AST American Century Income &
Growth                             -19.81    -14.01    -3.15                0.44         -17.84    -13.31    -2.68               0.85
AST Alliance Growth and Income     -23.29    -7.87     -0.18      7.31      7.42         -21.40    -7.12      0.31     7.57      7.66
AST MFS Growth with Income         -21.62    -13.63                        -11.51        -19.69    -12.92                       -10.84
AST INVESCO Capital Income         -17.49    -8.47     -1.17                5.56         -15.46    -7.72     -0.69               5.85
AST DeAM Global Allocation         -15.43    -11.51    -1.71                4.00         -13.34    -10.79    -1.23               4.26
AST American Century Strategic
   Balanced                         -9.74    -6.53      1.67                3.28         -7.52     -5.77      2.16               3.70
AST T. Rowe Price Asset
   Allocation                       -9.89    -6.07      0.98                5.55         -7.67     -5.30      1.47               5.84
AST T. Rowe Price Global Bond       15.03     4.50      3.10                2.26         17.86      5.35      3.60               2.55
AST Federated High Yield            0.04     -4.24     -2.26                2.57          2.50     -3.46     -1.78               2.85
AST Lord Abbett Bond-Debenture      0.41                                    1.44          2.88                                   2.57
AST DeAM Bond                                                               8.23                                                 10.90
AST PIMCO Total Return Bond         9.22      8.79      6.24                5.93         11.91      9.68      6.76               6.21
AST PIMCO Limited Maturity
   Bond                             6.21      6.47      5.07                4.85          8.83      7.34      5.58               5.19

MV Emerging Markets                 -9.68    -16.47    -10.25               -7.74        -7.46     -15.79    -9.81               -7.40

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -19.26    -8.80                          -8.21        -17.27    -8.06                         -7.52

INVESCO VIF Dynamics               -31.90    -24.00                        -14.27        -30.22    -23.38                       -13.62
INVESCO VIF Technology             -46.85    -40.18                        -27.71        -45.54    -39.69                       -27.16
INVESCO VIF Health Sciences        -24.45    -5.77                          -1.63        -22.59    -5.00                         -0.88
INVESCO VIF Financial Services     -14.90    -2.43                          1.83         -12.80    -1.63                         2.61
INVESCO VIF
  Telecommunications               -50.81    -45.47                        -35.46        -49.60    -45.03                       -34.96

Evergreen VA International Growth  -10.47                                  -12.19        -8.26                                  -10.66
Evergreen VA Global Leaders        -20.26    -15.11                         -9.88        -18.30    -14.42                        -9.19
Evergreen VA Special Equity        -27.18    -15.90                         -9.54        -25.39    -15.21                        -8.85
Evergreen VA Omega                 -25.38                                  -21.42        -23.54                                 -20.76
Evergreen VA Capital Growth        -22.52                                   -6.65        -20.61                                  -5.86
Evergreen VA Blue Chip             -22.05                                  -18.95        -20.13                                 -18.20
Evergreen VA Equity Index          -22.46                                  -14.53        -20.55                                 -13.80
Evergreen VA Foundation             -9.66                                   -8.08        -7.44                                   -7.30

ProFund VP Europe 30               -25.76    -21.87                        -15.48        -23.93    -21.24                       -14.83
ProFund VP Asia 30                                                         -21.25                                               -19.31
ProFund VP Japan                                                           -26.44                                               -24.63
ProFund VP Banks                                                           -12.97                                               -10.83
ProFund VP Basic Materials                                                 -14.04                                               -11.93
ProFund VP Biotechnology           -37.51                                  -59.41        -35.98                                 -58.90
ProFund VP Consumer Cyclical                                               -26.37                                               -24.56
ProFund VP Consumer Non-Cyclical                                           -15.89                                               -13.81
ProFund VP Energy                  -17.04                                  -50.70        -15.00                                 -50.08
ProFund VP Financial               -14.88                                  -49.96        -12.79                                 -49.33
ProFund VP Healthcare              -22.69                                  -52.02        -20.78                                 -51.42
ProFund VP Industrial                                                      -19.44                                               -17.45
ProFund VP Internet                                                        -12.94                                               -10.79
ProFund VP Pharmaceuticals                                                 -13.04                                               -10.90
ProFund VP Precious Metals                                                  -1.38                                                1.05
ProFund VP Real Estate              0.02                                   -41.09         2.49                                  -40.34
ProFund VP Semiconductor                                                   -47.81                                               -46.53
ProFund VP Technology              -40.68                                  -66.97        -39.22                                 -66.55
ProFund VP Telecommunications      -37.83                                  -62.82        -36.30                                 -62.35
ProFund VP Utilities               -23.94                                  -55.76        -22.06                                 -55.21
ProFund VP Bull                                                            -19.04                                               -17.04
ProFund VP Bear                     20.82                                  -32.69        23.80                                  -31.84
ProFund VP UltraBull               -36.11                                  -61.28        -34.54                                 -60.79
ProFund VP OTC                     -38.62                                  -66.81        -37.11                                 -66.39
ProFund VP Short OTC                                                       -19.04                                               -17.04
ProFund VP UltraOTC                -68.95    -70.72                        -58.63        -68.18    -70.48                       -58.32
ProFund VP Mid-Cap Value                                                   -22.12                                               -20.20
ProFund VP Mid-Cap Growth                                                  -21.75                                               -19.82
ProFund VP UltraMid-Cap                                                    -41.98                                               -40.55
ProFund VP Small-Cap Value                                                 -27.95                                               -26.17
ProFund VP Small-Cap Growth                                                -21.82                                               -19.89
ProFund VP UltraSmall-Cap          -42.61    -26.28                        -20.52        -41.20    -25.68                       -19.91
ProFund VP U.S. Government Plus                                             17.45                                                20.34
ProFund VP Rising Rates
  Opportunity                                                              -18.53                                               -16.53

First Trust(R)10 Uncommon Values    -36.85                                  -38.50        -35.30                                 -37.89

SP Jennison International Growth   -22.84                                  -28.62        -20.94                                 -27.57
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Strong International Equity    -15.60    -22.52    -2.30      5.10      5.33
AST William Blair International
  Growth                           -23.10    -24.51    -2.38                0.61
AST American Century
   International Growth            -16.70    -20.98    -1.23                1.07
AST DeAm International Equity      -14.17    -26.71    -4.26                -1.08
AST MFS Global Equity               -9.23    -9.70                          -6.35
AST PBHG Small-Cap Growth          -32.14    -31.65    -4.94                3.29
AST DeAM Small-Cap Growth          -23.92    -25.24                        -10.52
AST Federated Aggressive Growth    -26.75                                  -25.85
AST Goldman Sachs Small-Cap
  Value                             -4.75    10.80                          7.50
AST Gabelli Small-Cap Value         -6.25     5.86      0.71                4.67
Ast DeAm Small-Cap Value                                                   -19.43
AST Goldman Sachs Mid-Cap
  Growth                           -24.96                                  -37.07
AST NB Mid-Cap Growth              -28.84    -22.19    -3.53                3.65
AST NB Mid-Cap Value                -7.47     3.55      2.15                6.59
AST Alger All-Cap Growth           -33.58                                  -28.43
AST Gabelli All-Cap Value          -17.98                                   -9.94
AST T. Rowe Price Natural
Resources                           -2.28     6.59      5.84                8.85
AST Alliance Growth                -28.60    -20.12    -3.34                0.57
AST MFS Growth                     -25.70    -19.18                        -14.97
AST Marsico Capital Growth         -12.65    -17.13     3.60                3.64
AST Goldman Sachs Concentrated
  Growth                           -27.42    -30.74    -3.40      6.63      7.05
AST DeAM Large-Cap Growth                                                  -19.54
AST DeAM Large-Cap Value           -12.38                                   -9.65
AST Alliance/Bernstein Growth +
   Value                           -22.42                                  -16.07
AST Sanford Bernstein Core Value   -10.25                                   -6.06
AST Cohen & Steers Realty           6.19     10.19                          2.21
AST Sanford Bernstein Managed
   Index 500                       -17.90    -13.21                         -0.32
AST American Century Income &
Growth                             -17.05    -13.03    -2.49                1.01
AST Alliance Growth and Income     -20.64    -6.82      0.50      7.68      7.76
AST MFS Growth with Income         -18.92    -12.65                        -10.57
AST INVESCO Capital Income         -14.64    -7.43     -0.50                5.96
AST DeAM Global Allocation         -12.51    -10.50    -1.04                4.36
AST American Century Strategic
   Balanced                         -6.63    -5.47      2.36                3.87
AST T. Rowe Price Asset
   Allocation                       -6.78    -5.00      1.67                5.95
AST T. Rowe Price Global Bond       18.99     5.68      3.80                2.66
AST Federated High Yield            3.49     -3.15     -1.59                2.96
AST Lord Abbett Bond-Debenture      3.87                                    3.02
AST DeAM Bond                                                               11.97
AST PIMCO Total Return Bond         12.99    10.03      6.96                6.33
AST PIMCO Limited Maturity
   Bond                             9.87      7.68      5.78                5.32

MV Emerging Markets                 -6.57    -15.52    -9.64                -7.27

---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
WFVT Equity Income                 -16.48    -7.76                          -7.25

INVESCO VIF Dynamics               -29.55    -23.13                        -13.36
INVESCO VIF Technology             -45.01    -39.50                        -26.95
INVESCO VIF Health Sciences        -21.85    -4.70                          -0.58
INVESCO VIF Financial Services     -11.97    -1.32                          2.91
INVESCO VIF
  Telecommunications               -49.11    -44.85                        -34.77

Evergreen VA International Growth   -7.38                                  -10.06
Evergreen VA Global Leaders        -17.51    -14.14                         -8.92
Evergreen VA Special Equity        -24.67    -14.94                         -8.58
Evergreen VA Omega                 -22.81                                  -20.49
Evergreen VA Capital Growth        -19.84                                   -5.55
Evergreen VA Blue Chip             -19.36                                  -17.90
Evergreen VA Equity Index          -19.79                                  -13.51
Evergreen VA Foundation             -6.55                                   -7.00

ProFund VP Europe 30               -23.20    -20.98                        -14.58
ProFund VP Asia 30                                                         -18.53
ProFund VP Japan                                                           -23.90
ProFund VP Banks                                                            -9.97
ProFund VP Basic Materials                                                 -11.08
ProFund VP Biotechnology           -35.36                                  -58.69
ProFund VP Consumer Cyclical                                               -23.83
ProFund VP Consumer Non-Cyclical                                           -12.99
ProFund VP Energy                  -14.18                                  -49.83
ProFund VP Financial               -11.95                                  -49.08
ProFund VP Healthcare              -20.02                                  -51.18
ProFund VP Industrial                                                      -16.66
ProFund VP Internet                                                         -9.94
ProFund VP Pharmaceuticals                                                 -10.04
ProFund VP Precious Metals                                                  2.02
ProFund VP Real Estate              3.47                                   -40.05
ProFund VP Semiconductor                                                   -46.01
ProFund VP Technology              -38.63                                  -66.39
ProFund VP Telecommunications      -35.69                                  -62.16
ProFund VP Utilities               -21.32                                  -54.98
ProFund VP Bull                                                            -16.24
ProFund VP Bear                     24.99                                  -31.50
ProFund VP UltraBull               -33.91                                  -60.59
ProFund VP OTC                     -36.50                                  -66.23
ProFund VP Short OTC                                                       -16.24
ProFund VP UltraOTC                -67.88    -70.39                        -58.19
ProFund VP Mid-Cap Value                                                   -19.43
ProFund VP Mid-Cap Growth                                                  -19.05
ProFund VP UltraMid-Cap                                                    -39.98
ProFund VP Small-Cap Value                                                 -25.46
ProFund VP Small-Cap Growth                                                -19.12
ProFund VP UltraSmall-Cap          -40.63    -25.44                        -19.67
ProFund VP U.S. Government Plus                                             21.50
ProFund VP Rising Rates
  Opportunity                                                              -15.72

First Trust(R)10 Uncommon Values    -34.68                                  -37.66

SP Jennison International Growth   -20.18                                  -27.15
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance,  of and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any dividend or capital gain  distribution  declared by the  Portfolio at the end of the  current  Valuation  Period  and paid (in the case of a  Portfolio  that  declares  dividends  on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA .

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will notify you (and/or any payee during the annuity payment phase) of any  modification to your Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For Payment  Options 1, 2, 3 and 5 if the Annuitant  dies before the Annuity  Date,  the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period  ended  December  31,  2002,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2002 and for the years  ended  December  31,  2002 and 2001,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2002 and for the years ended  December  31,  2002 and 2001.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                         Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred to in Note 1, as of December 31, 2002,  and the related  statement of  operations  for the year then ended and the  statements  of changes in net assets for each of the two years in the period then ended.  These  financial statements are the  responsibility  of the Account's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  the results of its  operations for the year then ended and the  changes  in its net assets for each of the two years in the  period  then ended in  conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------

                                                 ASSETS                                                                                               LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 87,156,971 shares ( cost $515,150,437)                          $ 318,994,513      Payable to American Skandia Life Assurance Corporation                        $ 1,024,963
            Alliance/Bernstein Growth + Value Portfolio - 4,369,344 shares ( cost $36,046,225)                  31,677,741      Payable to American Skandia Trust                                              11,361,593
            Alliance Growth Portfolio - 34,785,347 shares ( cost $286,411,729)                                 234,801,093      Payable to INVESCO Variable Investment Funds                                       49,654
            Alliance Growth & Income Portfolio - 84,468,669 shares ( cost $1,567,383,227)                    1,146,239,838      Payable to Montgomery Variable Series                                              82,308
            American Century Income & Growth Portfolio - 26,908,641 shares ( cost $314,651,263)                253,210,309      Payable to First Trust Defined Funds                                                7,100
            American Century International Growth I Portfolio - 37,664,071 shares ( cost $402,091,098)         369,107,895      Payable to Prudential Funds                                                         2,770
            American Century Strategic Balanced Portfolio - 15,409,802 shares ( cost $196,970,277)             171,665,189      Payable to Wells Fargo Variable Trust                                             337,980
                                                                                                                                                                                                      --------------------
            Cohen & Steers Real Estate Portfolio - 17,330,881 shares ( cost $180,797,054)                      174,175,353                                Total Liabilities                                  $ 12,866,369
                                                                                                                                                                                                      --------------------
            DeAm Bond Portfolio - 2,080,829 shares ( cost $21,989,503)                                          22,410,527
            DeAm Global Allocation Portfolio - 29,829,282 shares ( cost $383,685,148)                          279,798,663
            DeAm International Equity Portfolio - 11,593,345 shares ( cost $109,379,215)                        97,152,235
            DeAm Large-Cap Growth Portfolio - 1,233,733 shares ( cost $10,147,780)                               9,549,091
            DeAm Large-Cap Value Portfolio - 5,586,622 shares ( cost $50,408,137)                               43,854,980
            DeAm Small-Cap Growth Portfolio - 55,070,734 shares ( cost $322,509,552)                           284,715,693                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 1,065,215 shares ( cost $8,218,686)                                 8,255,419                                                                Aggregate        Aggregate
            Federated Aggressive Growth Portfolio - 7,639,317 shares ( cost $39,389,655)                        38,807,731      Contractowners' Equity                                      Units            Value
            Federated High Yield Bond Portfolio - 72,426,958 shares ( cost $575,613,914)                       571,448,702      AST - Alger All-Cap Growth Portfolio                       90,192,770       $ 318,994,513
            Gabelli All-Cap Value Portfolio - 14,279,917 shares ( cost $126,392,671)                           110,954,956      AST - Alliance/Bernstein Growth + Value Portfolio           4,327,328          31,677,741
            Gabelli Small-Cap Value Portfolio - 42,585,220 shares ( cost $526,427,692)                         493,562,701      AST - Alliance Growth Portfolio                            24,257,897         234,801,093
            Goldman Sachs Concentrated Growth Portfolio - 66,943,381 shares ( cost $2,004,095,474)           1,118,623,901      AST - Alliance Growth & Income Portfolio                   59,063,804       1,146,239,838
            Goldman Sachs Mid-Cap Growth Portfolio - 20,695,906 shares ( cost $70,689,403)                      59,604,210      AST - American Century Income & Growth Portfolio           25,314,302         253,210,309
            Goldman Sachs Small-Cap Value Portfolio - 23,787,714 shares ( cost $355,440,822)                   308,288,769      AST - American Century International Growth I Portfolio    36,674,213         369,107,895
            Invesco Capital Income Portfolio - 51,516,818 shares ( cost $806,876,135)                          646,536,064      AST - American Century Strategic Balanced Portfolio        14,602,198         171,665,189
            Lord Abbett Bond Debenture Portfolio - 16,275,156 shares ( cost $160,708,945)                      163,890,817      AST - Cohen & Steers Real Estate Portfolio                 16,394,387         174,175,353
            Marsico Capital Growth Portfolio - 90,792,732 shares ( cost $1,269,937,243)                      1,064,090,824      AST - DeAm Bond Portfolio                                   2,101,991          22,410,527
            MFS Global Equity Portfolio - 7,345,755 shares ( cost $63,376,637)                                  59,353,705      AST - DeAm Global Allocation Portfolio                     19,851,420         279,798,663
            MFS Growth Portfolio - 87,693,110 shares ( cost $755,370,286)                                      520,897,076      AST - DeAm International Equity Portfolio                  11,076,317          97,152,235
            MFS Growth with Income Portfolio - 12,472,386 shares ( cost $98,975,992)                            86,558,358      AST - DeAm Large-Cap Growth Portfolio                       1,240,744           9,549,091
            Money Market Portfolio - 2,709,533,648 shares ( cost $2,711,656,868)                             2,711,656,868      AST - DeAm Large-Cap Value Portfolio                        5,640,550          43,854,980
            Neuberger & Berman Mid-Cap Growth Portfolio - 29,877,182 shares ( cost $307,940,929)               280,546,742      AST - DeAm Small-Cap Growth Portfolio                      46,270,883         284,715,693
            Neuberger & Berman Mid-Cap Value Portfolio - 57,318,322 shares ( cost $847,505,033)                750,296,836      AST - DeAm Small-Cap Value Portfolio                        1,070,115           8,255,419
            PBHG Small-Cap Growth Portfolio - 23,701,912 shares ( cost $253,592,186)                           246,736,903      AST - Federated Aggressive Growth Portfolio                 7,054,451          38,807,731
            PIMCO Limited Maturity Bond Portfolio - 92,594,286 shares ( cost $1,029,270,805)                 1,051,871,089      AST - Federated High Yield Bond Portfolio                  47,108,149         571,448,702
            PIMCO Total Return Bond Portfolio - 181,056,541 shares ( cost $2,101,018,162)                    2,216,132,059      AST - Gabelli All-Cap Value Portfolio                      14,512,425         110,954,956
            Sanford Bernstein Core Value Portfolio - 22,591,995 shares ( cost $203,579,998)                    198,131,794      AST - Gabelli Small-Cap Value Portfolio                    40,876,983         493,562,701
            Sanford Bernstein Managed Index 500 Portfolio - 48,545,533 shares ( cost $476,835,516)             424,773,411      AST - Goldman Sachs Concentrated Growth Portfolio          60,039,938       1,118,623,901
            Strong International Equity Portfolio - 25,457,382 shares ( cost $338,590,579)                     311,089,214      AST - Goldman Sachs Mid-Cap Growth Portfolio               18,856,270          59,604,210
            T. Rowe Price Asset Allocation Portfolio - 20,757,846 shares ( cost $340,112,772)                  264,454,961      AST - Goldman Sachs Small-Cap Value Portfolio              22,931,650         308,288,769
            T. Rowe Price Global Bond Portfolio - 18,747,539 shares ( cost $194,157,986)                       208,097,688      AST - Invesco Capital Income Portfolio                     41,317,234         646,536,064
            T. Rowe Price Natural Resources Portfolio - 8,940,926 shares ( cost $131,317,806)                  121,238,963      AST - Lord Abbett Bond Debenture Portfolio                 16,189,211         163,890,817
            William Blair International Growth Portfolio - 41,393,191 shares ( cost $494,027,986)              308,793,205      AST - Marsico Capital Growth Portfolio                     96,160,163       1,064,090,824
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                           7,511,785          59,353,705
            Value Fund  - 581,879 shares ( cost $5,730,147)                                                      4,771,411      AST - MFS Growth Portfolio                                 90,640,344         520,897,076
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                     12,733,020          86,558,358
            VA Blue Chip Fund - 455,557 shares ( cost $3,776,235)                                                2,633,117      AST - Money Market Portfolio                              214,020,495       2,711,656,868
            VA Capital Growth Fund - 530,392 shares ( cost $7,642,329)                                           5,728,230      AST - Neuberger & Berman Mid-Cap Growth Portfolio          22,949,001         280,546,742
            VA Equity Index Fund - 495,133 shares ( cost $4,623,161)                                             3,391,660      AST - Neuberger & Berman Mid-Cap Value Portfolio           45,014,353         750,296,836
            VA Foundation Fund - 639,005 shares ( cost $9,200,902)                                               7,354,951      AST - PBHG Small-Cap Growth Portfolio                      20,229,481         246,736,903
            VA Global Leaders Fund - 1,295,261 shares ( cost $14,264,356)                                       12,719,464      AST - PIMCO Limited Maturity Bond Portfolio                76,971,617       1,051,871,089
            VA International Growth Fund - 45,785 shares ( cost $455,401)                                          377,265      AST - PIMCO Total Return Bond Portfolio                   141,069,615       2,216,132,059
            VA Omega Fund - 1,237,286 shares ( cost $17,889,637)                                              $ 13,350,314      AST - Sanford Bernstein Core Value Portfolio               22,845,449       $ 198,131,794
            VA Small-Cap Value Fund - 366,870 shares ( cost $4,600,413)                                          3,907,168      AST - Sanford Bernstein Managed Index 500 Portfolio        45,680,242         424,773,411
            VA Special Equity Fund - 2,584,604 shares ( cost $22,991,468)                                       18,350,688      AST - Strong International Equity Portfolio                18,007,797         311,089,214
            VA Strategic Income Fund - 594,028 shares ( cost $5,591,526)                                         5,868,995      AST - T. Rowe Price Asset Allocation Portfolio             16,819,288         264,454,961
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - T. Rowe Price Global Bond Portfolio                  17,341,771         208,097,688
            10 Uncommon Values Portfolio - 1,982,296 shares ( cost $11,270,394)                                  6,759,630      AST - T. Rowe Price Natural Resources Portfolio             6,946,347         121,238,963
            Energy Portfolio - 221,398 shares ( cost $2,477,600)                                                 2,386,671      AST - William Blair International Growth Portfolio         31,110,564         308,793,205
            Financial Services Portfolio - 369,757 shares ( cost $4,222,495)                                     3,697,575      Davis - Value Fund                                            660,802           4,771,411
            Global Target 15 Portfolio - 284,185 shares ( cost $2,679,435)                                       2,341,685      Evergreen - VA Blue Chip Fund                                 463,307           2,633,117
            NASDAQ Target 15 Portfolio - 601,365 shares ( cost $5,395,429)                                       4,107,326      Evergreen - VA Capital Growth Fund                            707,212           5,728,230
            Pharmaceutical Portfolio - 399,616 shares ( cost $4,349,780)                                         3,456,678      Evergreen - VA Equity Index Fund                              539,595           3,391,660
            S&P Target 24 Portfolio - 776,446 shares ( cost $5,581,936)                                          4,767,379      Evergreen - VA Foundation Fund                                949,349           7,354,951
            Target Managed VIP Portfolio - 1,864,705 shares ( cost $13,012,493)                                 12,064,638      Evergreen - VA Global Leaders Fund                          1,785,421          12,719,464
            Technology Portfolio - 436,106 shares ( cost $2,191,495)                                             1,478,398      Evergreen - VA International Growth Fund                       45,975             377,265
            The Dow DART 10 Portfolio - 604,267 shares ( cost $5,019,627)                                        4,217,784      Evergreen - VA Omega Fund                                   2,670,586          13,350,314
            Value Line Target 25 Portfolio - 1,258,362 shares ( cost $3,406,282)                                 2,982,318      Evergreen - VA Small-Cap Value Fund                           318,168           3,907,168
      The Galaxy VIP Funds (GAL):                                                                                               Evergreen - VA Special Equity Fund                          2,553,384          18,350,688
            Asset Allocation Fund - 2,811,400 shares ( cost $46,059,203)                                        34,411,535      Evergreen - VA Strategic Income Fund                          500,680           5,868,995
            Columbia High Yield II Fund - 148,454 shares ( cost $1,399,529)                                      1,337,459      First Trust - 10 Uncommon Values Portfolio                  2,222,766           6,759,630
            Columbia Real Estate Equity II Fund - 67,650 shares ( cost $659,467)                                   652,147      First Trust - Energy Portfolio                                228,757           2,386,671
            Equity Fund - 2,178,348 shares ( cost $44,503,415)                                                  25,181,706      First Trust - Financial Services Portfolio                    382,046           3,697,575
            Growth & Income Fund - 654,070 shares ( cost $7,128,247)                                             5,206,397      First Trust - Global Target 15 Portfolio                      293,636           2,341,685
            Money Market Fund - 9,757,945 shares ( cost $9,764,381)                                              9,764,381      First Trust - NASDAQ Target 15 Portfolio                      621,380           4,107,326
            Quality Plus Bond Fund - 918,356 shares ( cost $9,500,592)                                          10,203,772      First Trust - Pharmaceutical Portfolio                        412,689           3,456,678
            Small Company Growth Fund - 318,350 shares ( cost $4,469,319)                                        2,489,494      First Trust - S&P Target 24 Portfolio                         802,267           4,767,379
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - Target Managed VIP Portfolio                  1,908,301          12,064,638
            VIF Dynamics Fund - 7,344,753 shares ( cost $65,078,133)                                            62,724,192      First Trust - Technology Portfolio                            450,643           1,478,398
            VIF Financial Services Fund - 8,126,947 shares ( cost $95,274,713)                                  85,332,946      First Trust - The Dow DART 10 Portfolio                       624,380           4,217,784
            VIF Health Sciences Fund - 8,424,328 shares ( cost $141,308,521)                                   115,834,514      First Trust - Value Line Target 25 Portfolio                1,300,318           2,982,318
            VIF Technology Fund - 8,519,217 shares ( cost $79,081,860)                                          69,602,006      Galaxy - VIP Asset Allocation Fund                          2,322,229          34,411,535
            VIF Telecommunications Fund - 8,859,231 shares ( cost $25,320,693)                                  24,274,294      Galaxy - VIP Columbia High Yield II Fund                      112,694           1,337,459
      Montgomery Variable Series ( Montgomery ):                                                                                Galaxy - VIP Columbia Real Estate Equity II Fund               57,215             652,147
            Emerging Markets Portfolio - 10,889,319 shares ( cost $76,003,163)                                  70,889,469      Galaxy - VIP Equity Fund                                    1,675,255          25,181,706
      ProFunds VP (ProFunds):                                                                                                   Galaxy - VIP Growth and Income Fund                           656,671           5,206,397
            VP Asia 30 Fund - 790,231 shares ( cost $19,254,940)                                                18,578,331      Galaxy - VIP Money Market Fund                                754,142           9,764,381
            VP Banks Fund - 222,534 shares ( cost $5,803,220)                                                    5,781,431      Galaxy - VIP Quality Plus Bond Fund                           613,722          10,203,772
            VP Basic Materials Fund - 150,109 shares ( cost $3,872,088)                                          3,851,799      Galaxy - VIP Small Company Growth Fund                        287,035           2,489,494
            VP Bear Fund - 1,835,957 shares ( cost $76,225,388)                                                 77,642,614      INVESCO - VIF Dynamics Fund                                10,277,990          62,724,192
            VP Biotechnology Fund - 904,622 shares ( cost $14,976,374)                                          14,211,616      INVESCO - VIF Financial Services Fund                       8,207,393          85,332,946
            VP Bull Fund - 3,001,501 shares ( cost $64,222,421)                                                 61,470,741      INVESCO - VIF Health Sciences Fund                         12,424,845         115,834,514
            VP Bull Plus Fund - 2,437,615 shares ( cost $36,447,146)                                            35,369,793      INVESCO - VIF Technology Fund                              19,761,036          69,602,006
            VP Consumer Cyclical Fund - 156,447 shares ( cost $3,486,072)                                        3,438,705      INVESCO - VIF Telecommunications Fund                       9,858,062          24,274,294
            VP Consumer Non-Cyclical Fund - 197,209 shares ( cost $4,960,265)                                    4,951,920      Montgomery - Emerging Markets Portfolio                    12,059,215          70,889,469
            VP Energy Fund - 830,383 shares ( cost $19,478,828)                                                 19,239,972      ProFunds - VP Asia 30 Fund                                  2,391,617          18,578,331
            VP Europe 30 Fund - 964,654 shares ( cost $17,739,876)                                              17,373,410      ProFunds - VP Banks Fund                                      673,432           5,781,431
            VP Financial Fund - 466,469 shares ( cost $11,306,457)                                              11,125,290      ProFunds - VP Basic Materials Fund                            454,639           3,851,799
            VP Healthcare Fund - 620,180 shares ( cost $13,948,006)                                             13,631,553      ProFunds - VP Bear Fund                                     5,916,783          77,642,614
            VP Industrial Fund - 47,157 shares ( cost $1,159,864)                                                1,134,128      ProFunds - VP Biotechnology Fund                            2,705,640          14,211,616
            VP Internet Fund - 1,111,342 shares ( cost $29,891,215)                                             28,883,787      ProFunds - VP Bull Fund                                     7,699,930          61,470,741
            VP Japan Fund - 139,925 shares ( cost $3,110,188)                                                    3,072,749      ProFunds - VP Bull Plus Fund                                7,378,804          35,369,793
            VP Mid-Cap Growth Fund - 644,905 shares ( cost $15,328,304)                                         15,064,969      ProFunds - VP Consumer Cyclical Fund                          473,010           3,438,705
            VP Mid-Cap Value Fund - 537,130 shares ( cost $12,617,464)                                          12,488,279      ProFunds - VP Consumer Non-Cyclical Fund                      596,903           4,951,920
            VP OTC Fund - 7,043,539 shares ( cost $81,982,802)                                                  75,788,475      ProFunds - VP Energy Fund                                   2,508,817          19,239,972
            VP Pharmaceuticals Fund - 131,484 shares ( cost $3,375,181)                                          3,413,320      ProFunds - VP Europe 30 Fund                                2,901,626          17,373,410
            VP Precious Metals Fund - 1,890,215 shares ( cost $54,233,754)                                    $ 55,647,939      ProFunds - VP Financial Fund                                1,404,659        $ 11,125,290
            VP Real Estate Fund - 669,600 shares ( cost $21,220,108)                                            20,864,731      ProFunds - VP Healthcare Fund                               1,863,359          13,631,553
            VP Rising Rates Opportunity Fund - 294,726 shares ( cost $7,481,925)                                 7,167,747      ProFunds - VP Industrial Fund                                 142,806           1,134,128
            VP Semiconductor Fund - 243,205 shares ( cost $4,231,870)                                            3,789,129      ProFunds - VP Internet Fund                                 3,365,832          28,883,787
            VP Short OTC Fund - 420,379 shares ( cost $13,678,243)                                              14,028,043      ProFunds - VP Japan Fund                                      423,667           3,072,749
            VP Small-Cap Growth Fund - 1,026,905 shares ( cost $24,298,218)                                     23,967,965      ProFunds - VP Mid-Cap Growth Fund                           1,951,944          15,064,969
            VP Small-Cap Value Fund - 1,355,687 shares ( cost $29,558,504)                                      29,160,830      ProFunds - VP Mid-Cap Value Fund                            1,623,274          12,488,279
            VP Technology Fund - 1,235,540 shares ( cost $14,796,564)                                           13,170,856      ProFunds - VP OTC Fund                                     20,541,100          75,788,475
            VP Telecommunications Fund - 1,252,099 shares ( cost $17,482,828)                                   16,790,652      ProFunds - VP Pharmaceuticals Fund                            398,047           3,413,320
            VP U.S. Government Plus Fund - 3,638,279 shares ( cost $123,800,977)                               124,290,371      ProFunds - VP Precious Metals Fund                          5,720,667          55,647,939
            VP Ultra Mid-Cap Fund - 1,007,380 shares ( cost $17,436,851)                                        17,447,828      ProFunds - VP Real Estate Fund                              1,996,929          20,864,731
            VP Ultra OTC Fund - 30,624,927 shares ( cost $49,650,939)                                           45,937,392      ProFunds - VP Rising Rates Opportunity Fund                   889,614           7,167,747
            VP Ultra Small Cap Fund - 2,072,790 shares ( cost $30,685,287)                                      30,345,648      ProFunds - VP Semiconductor Fund                              736,544           3,789,129
            VP Utilities Fund - 1,385,578 shares ( cost $25,757,239)                                            26,021,156      ProFunds - VP Short OTC Fund                                1,273,948          14,028,043
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Growth Fund                         3,107,525          23,967,965
            SP Jennison International Growth Fund - 990,938 shares ( cost $4,303,136)                            4,152,032      ProFunds - VP Small-Cap Value Fund                          4,098,250          29,160,830
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Technology Fund                               3,619,421          13,170,856
            Nova Fund - 2,202,171 shares ( cost $23,525,554)                                                    11,407,246      ProFunds - VP Telecommunications Fund                       3,677,413          16,790,652
            OTC Fund - 4,904,007 shares ( cost $120,058,994)                                                    44,381,267      ProFunds - VP U.S. Government Plus Fund                    10,741,332         124,290,371
            Ursa Fund - 458,090 shares ( cost $3,120,034)                                                        3,467,739      ProFunds - VP Ultra Mid-Cap Fund                            3,049,594          17,447,828
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                               73,515,333          45,937,392
            Asset Allocation Fund - 13,960,432 shares ( cost $189,126,504)                                     145,328,093      ProFunds - VP Ultra Small-Cap  Fund                         6,340,353          30,345,648
            Corporate Bond Fund - 2,857,849 shares ( cost $28,745,616)                                          29,806,385      ProFunds - VP Utilities Fund                                4,113,821          26,021,156
            Equity Income Fund - 997,077 shares ( cost $13,701,933)                                             12,283,990      Prudential - SP Jennison International Growth Fund            696,634           4,152,032
            Equity Value Fund - 2,994,792 shares ( cost $27,028,253)                                            20,214,845      Rydex - Nova Fund                                           2,805,743          11,407,246
            Growth Fund - 3,880,485 shares ( cost $73,077,819)                                                  40,473,461      Rydex - OTC Fund                                           11,071,951          44,381,267
            International Equity Fund - 256,379 shares ( cost $1,936,801)                                        1,479,307      Rydex - Ursa Fund                                             239,938           3,467,739
            Large Company Growth Fund - 1,670,939 shares ( cost $19,053,464)                                    11,379,092      WFVT - Asset Allocation Fund                                8,339,619         145,328,093
            Money Market Fund - 69,054,439 shares ( cost $69,106,596)                                           69,106,596      WFVT - Corporate Bond Fund                                  2,451,576          29,806,385
            Small-Cap Growth Fund - 918,393 shares ( cost $11,733,048)                                           4,454,208      WFVT - Equity Income Fund                                   1,600,734          12,283,990
                                                                                                                                WFVT - Equity Value Fund                                    3,053,622          20,214,845
                                                                                                         ------------------
                          Total Invested Assets                                                           $ 19,679,741,174      WFVT - Growth Fund                                          2,940,057          40,473,461
                                                                                                         ------------------
                                                                                                                                WFVT - International Equity Fund                              261,088           1,479,307
                                                                                                                                WFVT - Large Company Growth Fund                            1,745,833          11,379,092
                                                                                                                                WFVT - Money Market Fund                                    5,391,441          69,106,596
Receivable from Davis Funds                                                                                          $ 106      WFVT - Small-Cap Growth Fund                                  777,846           4,454,208
Receivable from Evergreen Funds                                                                                    160,881
                                                                                                                                                                                                      --------------------
Receivable from Galaxy Funds                                                                                        48,509                                Total Contractowner's Equity                   $ 19,679,741,174
                                                                                                                                                                                                      --------------------
Receivable from ProFunds                                                                                        12,552,100
Receivable from Rydex Variable Trust                                                                               104,774
                                                                                                         ------------------
                          Total Receivables                                                                   $ 12,866,369
                                                                                                         ------------------

                                                                                                         ------------------                                                                           --------------------
                          Total Assets                                                                    $ 19,692,607,543                                Total Liabilities & Contractowner's Equity     $ 19,692,607,543
                                                                                                         ==================                                                                           ====================

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------
See Notes to Financial Statements

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Total                                    AST - Alger All-Cap Growth               AST - Alliance/Bernstein Growth + Value             AST - Alliance Growth                        AST - Alliance Growth & Income           AST - American Century Income and Growth      AST - American Century International Growth I      AST - American Century Strategic Balanced          AST - Cohen & Steers Real Estate                  AST - DeAm Bond                 AST - DeAm Global Allocation
                                                                                    ----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                               $ 323,069,611                                               $ -                                      $ 36,372                                           $ -                                   $ 12,365,684                                   $ 2,969,271                                               $ -                                    $ 4,136,548                                   $ 4,573,103                                  $ -                                   $ 13,901,476
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                      (302,849,681)                                       (7,131,980)                                     (437,292)                                   (4,690,520)                                   (21,186,708)                                   (4,317,070)                                       (6,221,000)                                    (2,598,636)                                   (2,481,763)                             (96,896)                                    (5,326,011)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     20,219,928                                        (7,131,980)                                     (400,920)                                   (4,690,520)                                    (8,821,024)                                   (1,347,799)                                       (6,221,000)                                     1,537,912                                     2,091,340                              (96,896)                                     8,575,465
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                       26,844,633,293                                       247,064,811                                    24,058,595                                   295,826,958                                    598,164,053                                   170,938,109                                       502,234,065                                     63,364,061                                   136,323,467                            9,588,046                                    152,911,437
   Cost of Securities Sold                                                                                   31,441,767,621                                       351,439,741                                    27,363,725                                   451,813,639                                    846,203,929                                   243,376,259                                       528,712,385                                     79,719,560                                   135,850,492                            9,413,351                                    210,659,442

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                       (4,597,134,328)                                     (104,374,930)                                   (3,305,130)                                 (155,986,681)                                  (248,039,876)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
   Short-Term Capital Gain Distributions Received                                                               121,394,763                                                 -                                       149,992                                             -                                     45,695,469                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                 95,703,892                                                 -                                             -                                             -                                     32,947,761                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                     (4,380,035,673)                                     (104,374,930)                                   (3,155,138)                                 (155,986,681)                                  (169,396,646)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                       (3,506,286,199)                                      (74,631,275)                                    1,773,334                                   (78,808,970)                                  (156,919,636)                                  (60,971,883)                                       27,358,756                                    (17,039,528)                                      139,355                                    -                                    (79,848,581)
   End of Period                                                                                             (3,228,940,587)                                     (196,155,924)                                   (4,368,484)                                  (51,610,636)                                  (421,143,388)                                  (61,440,954)                                      (32,983,203)                                   (25,305,088)                                   (6,621,701)                             421,024                                   (103,886,485)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      277,345,611                                      (121,524,649)                                   (6,141,818)                                   27,198,334                                   (264,223,752)                                     (469,071)                                      (60,341,959)                                    (8,265,560)                                   (6,761,056)                             421,024                                    (24,037,904)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                            $ (4,082,470,134)                                   $ (233,031,559)                                 $ (9,697,876)                               $ (133,478,867)                                $ (442,441,422)                                $ (74,255,020)                                    $ (93,041,279)                                 $ (23,083,147)                                 $ (4,196,741)                           $ 498,823                                  $ (73,210,444)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - DeAm International Equity                   AST - DeAm Large-Cap Growth                      AST - DeAm Large-Cap Value                   AST - DeAm Small-Cap Growth                    AST - DeAm Small-Cap Value                 AST - Federated Aggressive Growth                AST - Federated High Yield Bond                    AST - Gabelli All-Cap Value                  AST - Gabelli Small-Cap Value          AST - Goldman Sachs Concentrated GrowthAST - Goldman Sachs Mid-Cap Growth
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 150,734                                           $ -                                            $ -                                           $ -                                      $ 52,030,240                                      $ 891,795                                   $ 2,138,189                         $ 12,991,479                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,793,776)                                          (51,983)                                     (667,431)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       (7,251,125)                                    (1,822,015)                                   (7,008,647)                         (23,804,821)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,793,776)                                          (51,983)                                     (516,697)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       44,779,115                                       (930,220)                                   (4,870,458)                         (10,813,342)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          120,179,529                                         4,122,232                                    46,323,902                                   963,026,852                                     20,024,808                                    84,720,924                                       406,645,725                                     89,974,592                                   495,271,783                          910,467,256                                     44,134,706
   Cost of Securities Sold                                                                                      152,043,962                                         4,379,202                                    49,673,232                                 1,032,369,596                                     20,571,472                                    93,300,809                                       483,690,431                                    112,078,691                                   514,102,046                        2,365,674,724                                     60,530,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,579,885)                                      (77,044,706)                                   (22,104,099)                                  (18,830,263)                      (1,455,207,468)                                   (16,395,296)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                       217,706                                                 -                                              -                                     4,355,656                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     3,542,774                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                        (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,362,179)                                      (77,044,706)                                   (22,104,099)                                  (10,931,833)                      (1,455,207,468)                                   (16,395,296)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (23,939,074)                                                -                                    (1,175,088)                                   20,822,964                                              -                                     1,590,263                                       (36,522,721)                                    (2,965,183)                                    8,107,886                       (1,655,516,304)                                    (7,803,624)
   End of Period                                                                                                (12,226,980)                                         (598,689)                                   (6,553,157)                                  (37,793,859)                                        36,734                                      (581,924)                                       (4,165,213)                                   (15,437,714)                                  (32,864,991)                        (885,471,572)                                   (11,085,193)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       11,712,094                                          (598,689)                                   (5,378,069)                                  (58,616,823)                                        36,734                                    (2,172,187)                                       32,357,508                                    (12,472,531)                                  (40,972,877)                         770,044,732                                     (3,281,569)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (21,946,115)                                       $ (907,642)                                 $ (9,244,096)                               $ (133,773,859)                                    $ (545,873)                                $ (10,897,317)                                         $ 91,917                                  $ (35,506,850)                                $ (56,775,168)                      $ (695,976,078)                                 $ (20,480,441)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AST - Goldman Sachs Small-Cap Value                 AST - Invesco Capital Income                   AST - Kinetics Internet                      AST - Lord Abbett Bond Debenture                AST - Marsico Capital Growth                     AST - MFS Global Equity                          AST - MFS Growth                             AST - MFS Growth with Income                     AST - Money Market                  AST- Neuberger & Berman Mid-Cap Grow AST-Neuberger & Berman Mid-Cap Value
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                 $ 1,802,671                                      $ 22,725,397                                      $ 24,921                                   $ 2,152,963                                            $ -                                       $ 5,935                                               $ -                                      $ 397,732                                  $ 31,863,688                                  $ -                                    $ 4,587,507
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (6,341,319)                                      (11,579,935)                                      (24,240)                                   (1,183,520)                                   (16,589,842)                                     (816,704)                                      (10,325,110)                                    (1,347,746)                                  (36,676,603)                          (5,309,019)                                   (12,897,162)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,538,648)                                       11,145,462                                           681                                       969,443                                    (16,589,842)                                     (810,769)                                      (10,325,110)                                      (950,014)                                   (4,812,915)                          (5,309,019)                                    (8,309,655)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          419,672,622                                       430,701,936                                     9,388,697                                    39,019,282                                    747,206,200                                    35,097,060                                       408,778,230                                     54,325,342                                 7,935,553,994                          563,969,298                                    537,650,305
   Cost of Securities Sold                                                                                      437,995,522                                       541,911,047                                     9,439,766                                    40,162,832                                  1,090,829,658                                    38,165,332                                       590,696,200                                     74,420,714                                 7,935,553,994                          706,448,856                                    568,097,903

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (18,322,900)                                     (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                            -                         (142,479,558)                                   (30,447,598)
   Short-Term Capital Gain Distributions Received                                                                23,476,902                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                       325,271                                    -                                     24,713,360
   Long-Term Capital Gain Distributions Received                                                                 17,224,286                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                     18,512,321
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         22,378,288                                      (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                      325,271                         (142,479,558)                                    12,778,083
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           23,215,301                                       (82,953,474)                                      154,892                                       973,651                                   (353,567,838)                                    1,522,762                                      (169,229,070)                                    (8,422,920)                                            -                          (26,629,450)                                    25,327,753
   End of Period                                                                                                (47,152,052)                                     (160,340,071)                                            -                                     3,181,872                                   (205,846,418)                                   (4,022,932)                                     (234,473,210)                                   (12,417,635)                                            -                          (27,394,187)                                   (97,208,197)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (70,367,353)                                      (77,386,597)                                     (154,892)                                    2,208,221                                    147,721,420                                    (5,545,694)                                      (65,244,140)                                    (3,994,715)                                            -                             (764,737)                                  (122,535,950)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (52,527,713)                                   $ (177,450,246)                                   $ (205,280)                                  $ 2,034,114                                 $ (212,491,880)                                 $ (9,424,735)                                   $ (257,487,220)                                 $ (25,040,101)                                 $ (4,487,644)                      $ (148,553,314)                                $ (118,067,522)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - PBHG Small-Cap Growth                  AST - PIMCO Limited Maturity Bond                 AST - PIMCO Total Return Bond               AST - Sanford Bernstein Core Value        AST - Sanford Bernstein Managed Index 500              AST - Scudder Japan                         AST - Strong International Equity              AST - T. Rowe Price Asset Allocation             AST - T. Rowe Price Global Bond         AST - T. Rowe Price Natural ResourcesAST - William Blair International Growth
                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                      $ 33,003,887                                  $ 69,982,610                                     $ 141,953                                    $ 5,527,125                                           $ -                                       $ 2,416,555                                    $ 8,279,841                                           $ -                          $ 2,238,322                                   $ 16,903,259
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (4,677,680)                                      (11,128,590)                                  (26,273,517)                                   (1,051,480)                                    (7,079,737)                                      (19,464)                                       (5,250,985)                                    (4,186,105)                                   (1,998,630)                          (2,060,409)                                    (6,021,836)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,677,680)                                       21,875,297                                    43,709,093                                      (909,527)                                    (1,552,612)                                      (19,464)                                       (2,834,430)                                     4,093,736                                    (1,998,630)                             177,913                                     10,881,423
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          627,246,070                                       347,802,051                                   446,128,975                                    55,598,074                                    399,176,447                                    12,498,977                                       394,401,410                                     61,776,880                                   104,138,556                          108,723,711                                    159,451,877
   Cost of Securities Sold                                                                                    1,055,770,728                                       341,383,148                                   409,052,193                                    59,619,586                                    535,626,901                                    12,223,576                                       464,738,651                                     76,467,002                                    96,277,433                          118,312,552                                    395,306,477

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (428,524,658)                                        6,418,903                                    37,076,782                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                   (14,690,122)                                    7,861,123                           (9,588,841)                                  (235,854,600)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                    18,609,455                                             -                                              -                                             -                                                 -                                              -                                             -                            3,592,036                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                    11,380,657                                             -                                              -                                             -                                                 -                                     10,605,868                                             -                            1,424,994                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (428,524,658)                                        6,418,903                                    67,066,894                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                    (4,084,254)                                    7,861,123                           (4,571,811)                                  (235,854,600)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         (290,069,954)                                       13,635,695                                    84,330,806                                     1,295,747                                    (63,715,816)                                      (69,004)                                      (27,491,664)                                   (39,859,893)                                    1,619,221                           (1,709,755)                                  (274,459,041)
   End of Period                                                                                                 (6,855,283)                                       22,600,283                                   115,113,897                                    (5,448,203)                                   (52,062,105)                                            -                                       (27,501,365)                                   (75,657,810)                                   13,939,702                          (10,078,843)                                  (185,234,782)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      283,214,671                                         8,964,588                                    30,783,091                                    (6,743,950)                                    11,653,711                                        69,004                                            (9,701)                                   (35,797,917)                                   12,320,481                           (8,369,088)                                    89,224,259
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              $ (149,987,667)                                     $ 37,258,788                                 $ 141,559,078                                 $ (11,674,989)                                $ (126,349,355)                                    $ 324,941                                     $ (73,181,372)                                 $ (35,788,435)                                 $ 18,182,974                        $ (12,762,986)                                $ (135,748,918)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Davis Value                               Evergreen - VA Blue Chip                        Evergreen - VA Capital Growth                  Evergreen - VA Equity Index                    Evergreen - VA Foundation                    Evergreen - VA Global Leaders                Evergreen - VA International Growth                  Evergreen - VA Omega                         Evergreen - VA Small-Cap Value            Evergreen - VA Special Equity         Evergreen - VA Strategic Income
                                                                                    ----------------------------------------      --------------------------------------------      ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                    $ 37,528                                           $ 8,977                                      $ 30,359                                      $ 51,737                                      $ 174,713                                      $ 96,042                                           $ 6,203                                            $ -                                     $ 101,918                                  $ -                                      $ 304,691
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (81,505)                                          (52,786)                                     (115,690)                                      (64,389)                                      (127,340)                                     (204,436)                                           (6,260)                                      (236,846)                                      (71,188)                            (327,540)                                       (71,726)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (43,977)                                          (43,809)                                      (85,331)                                      (12,652)                                        47,373                                      (108,394)                                              (57)                                      (236,846)                                       30,730                             (327,540)                                       232,965
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,173,197                                           826,578                                     2,083,113                                       968,249                                      1,394,802                                    14,083,833                                            63,801                                      5,128,246                                     1,376,109                           12,573,674                                        745,693
   Cost of Securities Sold                                                                                        1,535,539                                         1,310,885                                     2,832,987                                     1,547,186                                      1,821,637                                    15,825,856                                            65,035                                     10,085,524                                     1,425,951                           15,446,219                                        746,815

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (362,342)                                         (484,307)                                     (749,874)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (49,842)                          (2,872,545)                                        (1,122)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                        33,535                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        33,961                                             -                                              -                                             -                                                 -                                              -                                         4,993                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (362,342)                                         (484,307)                                     (715,913)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (11,314)                          (2,872,545)                                        (1,122)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                             (245,979)                                         (766,997)                                     (556,255)                                     (621,160)                                    (1,201,539)                                      237,001                                           (33,200)                                    (4,741,588)                                      195,854                              202,171                                       (124,149)
   End of Period                                                                                                   (958,736)                                       (1,143,118)                                   (1,914,099)                                   (1,231,501)                                    (1,845,951)                                   (1,544,892)                                          (78,136)                                    (4,539,324)                                     (693,244)                          (4,640,781)                                       277,469
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (712,757)                                         (376,121)                                   (1,357,844)                                     (610,341)                                      (644,412)                                   (1,781,893)                                          (44,936)                                       202,264                                      (889,098)                          (4,842,952)                                       401,618
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,119,076)                                       $ (904,237)                                 $ (2,159,088)                                 $ (1,201,930)                                  $ (1,023,874)                                 $ (3,632,310)                                        $ (46,227)                                  $ (4,991,860)                                   $ (869,682)                        $ (8,043,037)                                     $ 633,461
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           First Trust - 10 Uncommon Values                   First Trust - Energy                         First Trust - Financial Services               First Trust - Global Target 15                First Trust - NASDAQ Target 15                 First Trust - Pharmaceutical                     First Trust - S&P Target 24                   First Trust - Target Managed VIP                   First Trust - Technology               First Trust - The Dow DART 10       First Trust - Value Line Target 25
                                                                                    ------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                       (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            3,201,938                                           168,453                                        87,665                                        43,788                                         29,824                                        67,747                                            92,832                                        162,390                                         9,548                              152,104                                         18,363
   Cost of Securities Sold                                                                                        6,965,176                                           163,221                                        95,094                                        50,699                                         37,699                                        94,185                                           110,355                                        201,473                                        16,050                              171,325                                         32,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (3,853,540)                                                -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   End of Period                                                                                                 (4,510,764)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (657,224)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,541,501)                                        $ (89,188)                                   $ (537,699)                                   $ (348,090)                                  $ (1,301,861)                                   $ (924,704)                                       $ (839,217)                                  $ (1,002,365)                                   $ (721,771)                          $ (827,466)                                    $ (441,568)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Galaxy - VIP Asset Allocation                Galaxy - VIP Columbia High Yield II         Galaxy - VIP Columbia Real Estate Equity II            Galaxy - VIP Equity                         Galaxy - VIP Growth and Income                   Galaxy - VIP Money Market                     Galaxy - VIP Quality Plus Bond                 Galaxy - VIP Small Company Growth                   INVESCO - VIF Dynamics              INVESCO - VIF Financial Services         INVESCO - VIF Health Sciences
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 213,419                                          $ 14,206                                      $ 11,339                                      $ 70,255                                        $ 5,614                                      $ 14,413                                          $ 74,775                                            $ -                                           $ -                            $ 561,181                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (50,582)                                           (1,797)                                         (973)                                      (37,917)                                        (7,534)                                      (14,240)                                          (14,371)                                        (3,467)                                   (1,237,630)                          (1,743,205)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        162,837                                            12,409                                        10,366                                        32,338                                         (1,920)                                          173                                            60,404                                         (3,467)                                   (1,237,630)                          (1,182,024)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,551,654                                            28,774                                        73,069                                     1,008,008                                        147,211                                     1,495,062                                           447,171                                         56,771                                   722,997,316                          123,129,870                                    158,367,738
   Cost of Securities Sold                                                                                        1,871,952                                            31,928                                        58,192                                     1,569,492                                        185,450                                     1,495,062                                           427,236                                        108,637                                   752,081,146                          140,611,510                                    177,275,413

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (320,298)                                           (3,154)                                       14,877                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        26,277                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (320,298)                                           (3,154)                                       41,154                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     2,580,361                           (7,212,363)                                     3,533,046
   End of Period                                                                                                (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (2,353,941)                          (9,941,766)                                   (25,474,007)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (4,934,302)                          (2,729,403)                                   (29,007,053)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (11,805,129)                                        $ (52,815)                                     $ 44,200                                 $ (19,850,855)                                  $ (1,962,009)                                        $ 173                                         $ 783,519                                   $ (2,035,158)                                $ (35,255,762)                       $ (21,393,067)                                 $ (50,287,912)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               INVESCO - VIF Technology                    INVESCO - VIF Telecommunications                 Montgomery - Emerging Markets                  ProFunds - VP Asia 30                           ProFunds - VP Banks                         ProFunds - VP Basic Materials                      ProFunds - VP Bear                             ProFunds - VP Biotechnology                     ProFunds - VP Bull                        ProFunds - VP Bull Plus            ProFunds - VP Consumer Cyclical
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------     -------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 119,898                                           $ -                                            $ -                                           $ -                                         $ 150,718                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,682,942)                                         (573,461)                                   (1,326,260)                                      (60,099)                                       (99,402)                                      (39,588)                                         (847,187)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,682,942)                                         (573,461)                                   (1,206,362)                                      (60,099)                                       (99,402)                                      (39,588)                                         (696,469)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          214,199,461                                       192,180,207                                   149,037,869                                    67,785,020                                     96,972,188                                    72,503,452                                       684,801,307                                    183,296,112                                   153,550,535                          522,377,246                                     62,742,545
   Cost of Securities Sold                                                                                      317,687,332                                       223,349,197                                   151,785,898                                    69,179,486                                     99,099,662                                    74,230,903                                       685,798,080                                    195,760,293                                   153,577,844                          550,168,854                                     64,498,208

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,464,181)                                      (27,309)                         (27,791,608)                                    (1,755,663)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                        225,381                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,238,800)                                      (27,309)                         (27,791,608)                                    (1,755,663)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (36,008,312)                                          490,970                                       194,722                                             -                                              -                                             -                                          (256,646)                                      (932,166)                                            -                              303,671                                              -
   End of Period                                                                                                 (9,479,855)                                       (1,046,400)                                   (5,113,694)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,417,226                                       (764,758)                                   (2,751,680)                          (1,077,353)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       26,528,457                                        (1,537,370)                                   (5,308,416)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,673,872                                        167,408                                    (2,751,680)                          (1,381,024)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (78,642,356)                                    $ (33,279,821)                                 $ (9,262,807)                                 $ (2,131,174)                                  $ (2,248,665)                                 $ (1,787,328)                                        $ (19,370)                                 $ (12,342,458)                                 $ (3,018,176)                       $ (29,900,657)                                  $ (1,821,597)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         ProFunds - VP Consumer Non-Cyclical                  ProFunds - VP Energy                             ProFunds - VP Europe 30                       ProFunds - VP Financial                       ProFunds - VP Healthcare                      ProFunds - VP Industrial                       ProFunds - VP Internet                            ProFunds - VP Japan                          ProFunds - VP Mid-Cap Growth              ProFunds - VP Mid-Cap Value                 ProFunds - VP OTC
                                                                                    ------------------------------------------------------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           71,940,278                                       159,129,194                                   205,482,798                                   236,767,916                                    147,156,926                                    12,710,897                                        27,362,421                                     42,441,650                                   126,641,063                          141,763,523                                    395,829,896
   Cost of Securities Sold                                                                                       73,408,453                                       162,516,844                                   216,001,876                                   241,990,845                                    152,429,526                                    13,102,833                                        23,155,811                                     44,763,854                                   127,964,285                          145,082,024                                    425,277,720

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                           175,127                                      (126,106)                                      221,919                                       (238,799)                                            -                                                 -                                              -                                             -                                    -                                     (2,043,890)
   End of Period                                                                                                     (8,345)                                         (238,857)                                     (366,466)                                     (181,167)                                      (316,453)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (6,194,327)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           (8,345)                                         (413,984)                                     (240,360)                                     (403,086)                                       (77,654)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (4,150,437)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,567,183)                                     $ (4,051,504)                                $ (11,176,564)                                 $ (5,957,773)                                  $ (5,644,913)                                   $ (428,912)                                      $ 3,120,167                                   $ (2,400,351)                                 $ (1,674,810)                        $ (3,555,423)                                 $ (34,326,299)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            ProFunds - VP Pharmaceuticals                   ProFunds - VP Precious Metals                     ProFunds - VP Real Estate               ProFunds - VP Rising Rates Opportunity             ProFunds - VP Semiconductor                      ProFunds - VP Short OTC                      ProFunds - VP Small-Cap Growth                   ProFunds - VP Small-Cap Value                    ProFunds - VP Technology             ProFunds - VP Telecommunications      ProFunds - VP U.S. Government Plus
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                   $ 1,750,872                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                    $ 1,367,969
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (52,297)                                         (200,034)                                     (468,330)                                      (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                      (500,708)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (52,297)                                         (200,034)                                    1,282,542                                       (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                       867,261
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           59,018,270                                       112,110,778                                   358,220,948                                    82,705,916                                     72,580,098                                   258,740,357                                       144,286,596                                    113,673,998                                    98,855,299                           71,522,363                                    228,412,768
   Cost of Securities Sold                                                                                       58,954,085                                       124,176,888                                   362,634,567                                    84,593,352                                     76,655,722                                   259,216,360                                       148,238,261                                    116,457,598                                   106,648,393                           71,648,244                                    224,242,239

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                               64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                             64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                       480,503                                             -                                              -                                             -                                                 -                                              -                                      (670,472)                             (27,444)                                             -
   End of Period                                                                                                     38,139                                         1,414,184                                      (355,377)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                   (1,625,708)                            (692,175)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           38,139                                         1,414,184                                      (835,880)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                     (955,236)                            (664,731)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                    $ 50,027                                     $ (10,851,960)                                 $ (3,966,957)                                 $ (2,264,691)                                  $ (4,560,457)                                   $ (384,489)                                     $ (4,413,033)                                  $ (3,278,356)                                 $ (8,914,307)                          $ (890,548)                                   $ 5,527,184
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             ProFunds - VP Ultra Mid-Cap                       ProFunds - VP Ultra OTC                      ProFunds - VP Ultra Small-Cap                 ProFunds - VP Utilities                Prudential - SP Jennison International Growth              Rydex - Nova                                     Rydex - OTC                                     Rydex - Ursa                                WFVT - Asset Allocation                    WFVT - Corporate Bond                  WFVT - Equity Income
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                     $ 877,971                                               $ -                                       $ 40,628                                   $ 5,322,161                          $ 1,958,226                                      $ 188,684
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                     (260,788)                                       (1,020,157)                                       (57,278)                                   (2,558,699)                            (458,028)                                      (161,248)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                      617,183                                        (1,020,157)                                       (16,650)                                    2,763,462                            1,500,198                                         27,436
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           95,961,865                                       147,619,658                                   341,867,733                                   166,740,288                                     27,785,513                                     7,264,735                                        26,024,038                                      1,612,700                                    40,410,774                            7,610,300                                      7,553,488
   Cost of Securities Sold                                                                                      100,780,499                                       202,960,127                                   353,684,209                                   171,544,762                                     28,136,030                                    15,865,316                                        67,787,448                                      1,520,075                                    44,615,890                            7,488,206                                      9,428,503

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                         3,583,494                                     6,796,628                                        30,080                                         44,005                                   (11,148,495)                                      (78,254,591)                                      (280,532)                                  (16,932,800)                             825,920                                       (343,167)
   End of Period                                                                                                     10,977                                        (3,713,547)                                     (339,638)                                      263,917                                       (151,104)                                  (12,118,308)                                      (75,677,727)                                       347,704                                   (43,798,411)                           1,060,769                                     (1,417,943)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           10,977                                        (7,297,041)                                   (7,136,266)                                      233,837                                       (195,109)                                     (969,813)                                        2,576,864                                        628,236                                   (26,865,611)                             234,849                                     (1,074,776)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,873,836)                                    $ (63,417,221)                                $ (19,460,437)                                 $ (4,824,920)                                    $ (582,935)                                 $ (8,953,211)                                    $ (40,206,703)                                     $ 704,211                                 $ (28,307,265)                         $ 1,857,141                                   $ (2,922,355)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                              WFVT - Equity Value                                WFVT - Growth                               WFVT - International Equity                   WFVT - Large Company Growth                     WFVT - Money Market                                                WFVT - Small Company Growth
                                                                                    ----------------------------------------      --------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------     -------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 310,985                                          $ 64,459                                       $ 2,818                                           $ -                                      $ 897,595                                           $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (366,963)                                         (790,971)                                      (21,961)                                     (211,607)                                    (1,036,071)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (55,978)                                         (726,512)                                      (19,143)                                     (211,607)                                      (138,476)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           11,217,680                                        14,261,341                                       284,535                                     3,464,099                                     39,394,390                                     1,333,765
   Cost of Securities Sold                                                                                       14,267,079                                        20,784,359                                       405,247                                     5,876,886                                     39,394,390                                     5,169,366

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
       Net Gain (Loss)                                                                                           (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (1,845,714)                                      (22,078,938)                                     (194,210)                                   (4,972,682)                                             -                                    (8,018,577)
   End of Period                                                                                                 (6,813,408)                                      (32,604,357)                                     (457,494)                                   (7,674,373)                                             -                                    (7,278,840)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       (4,967,694)                                      (10,525,419)                                     (263,284)                                   (2,701,691)                                             -                                       739,737
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (8,073,071)                                    $ (17,774,949)                                   $ (403,139)                                 $ (5,326,085)                                    $ (138,476)                                 $ (3,184,678)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          AST - Alger All-Cap        AST - Alger                     AST - Alger                   AST - Alliance/Bernstein          AST - Alliance                  AST - Alliance               AST - American Century
                                                                Total                            Growth                 Growth                            Mid-Cap Growth                Growth + Value                   Growth                      Growth & Income                 Income & Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Jan. 1 thru      Year Ended    Jan. 1 thru     Year Ended   *May 1 thru     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002Feb. 15, 2001 **  Dec. 31, 2002 Feb. 15, 2001 **Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       20,219,928     $ 24,664,352     $ (7,131,980)$ (10,510,845)           $ -    $ (1,826,855)            $ -  $ (1,664,654)     $ (400,920)  $ (118,566)   $ (4,690,520) $ (5,729,244)     $ (8,821,024)  $ (10,864,639)   $ (1,347,799)  $ (2,851,245)
     Net Realized Gain (Loss)                       (4,380,035,673)  (3,572,293,411)    (104,374,930) (129,421,107)             -     (48,115,380)              -    (7,135,695)     (3,155,138)    (341,080)   (155,986,681)  (46,939,820)     (169,396,646)    152,978,023     (72,438,150)   (13,601,060)
     Net Unrealized Gain (Loss) On Investments         277,345,611     (870,402,446)    (121,524,649)   (7,050,279)             -      66,319,007               -    20,190,656      (6,141,818)   1,773,334      27,198,334   (20,232,497)     (264,223,752)   (199,813,855)       (469,071)   (29,358,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (4,082,470,134)  (4,418,031,504)    (233,031,559) (146,982,231)             -      16,376,772               -    11,390,307      (9,697,876)   1,313,688    (133,478,867)  (72,901,561)     (442,441,422)    (57,700,471)    (74,255,020)   (45,811,120)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits              1,748,260,022    3,547,458,385       10,177,721    40,352,498              -       4,079,152               -     2,466,512       6,792,505    7,273,899      21,966,645    52,925,865        88,488,185     169,409,756      15,522,779     36,932,063
     Net Transfers Between Sub-accounts                 30,862,192       32,536,708     (115,447,045)  676,628,042              -  (1,320,146,351               -  (865,481,345)     (1,708,312)  25,051,738     (65,678,106)   34,245,771      (197,465,999)    297,113,752     (24,747,230)   (67,514,459)
     Surrenders                                     (3,946,862,994)  (2,968,258,303)     (66,120,089)  (65,239,032)             -     (17,902,326)              -   (11,106,396)     (6,006,170)  (1,365,567)    (44,653,164)  (31,822,955)     (220,845,559)   (167,519,658)    (40,890,461)   (32,747,344)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions             (2,167,740,780)     611,736,789     (171,389,413)  651,741,508              -  (1,333,969,525)              -  (874,121,229)       (921,977)  30,960,070     (88,364,625)   55,348,681      (329,823,373)    299,003,850     (50,114,912)   (63,329,740)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                   2,697,080,333                        28,257,511             -              -               -               -             -     10,023,836            -      25,845,034             -       139,869,681               -      25,484,144              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (3,553,130,581)  (3,806,294,715)    (376,163,461)  504,759,277              -  (1,317,592,754)              -  (862,730,922)       (596,017)  32,273,758    (195,998,458)  (17,552,880)     (632,395,114)    241,303,380     (98,885,788)  (109,140,860)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                            23,232,871,755   27,039,166,470      695,157,974   190,398,697              -   1,317,592,754               -   862,730,922      32,273,758            -     430,799,551   448,352,431     1,778,634,952   1,537,331,572     352,096,097    461,236,957
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                $ 19,679,741,174 $ 23,232,871,755    $ 318,994,513 $ 695,157,974            $ -             $ -             $ -           $ -    $ 31,677,741 $ 32,273,758  $ 234,801,093 $ 430,799,551   $ 1,146,239,838 $ 1,778,634,952   $ 253,210,309  $ 352,096,097
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - American Century            AST - American Century         AST - American Century         AST - Cohen & Steers            AST - DeAm Bond              AST - DeAm Global           AST - DeAm International           AST - DeAm Large-Cap
                                                       International Growth I           International Growth II           Strategic Balanced                Real Estate                                                Allocation                        Equity                           Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Jan. 1 thru     Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended     Year Ended    Year Ended       Year Ended      Year Ended      * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Sep. 24, 2001 **Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  ------------------------------------------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (6,221,000)    $ (3,592,809)             $ -  $ (1,013,131)   $ 1,537,912       $ 860,567     $ 2,091,340   $ 1,973,594       $ (96,896)         $ -     $ 8,575,465   $ 6,506,669      $ (1,793,776)   $ (2,746,057)      $ (51,983)           $ -
     Net Realized Gain (Loss)                          (26,478,320)    (112,296,992)               -  (171,507,749)   (16,355,499)      5,325,950         472,975     7,102,164         174,695            -     (57,748,005)   (8,675,788)      (31,864,433)   (109,618,582)       (256,970)             -
     Net Unrealized Gain (Loss) On Investments         (60,341,959)      45,455,221                -    47,556,473     (8,265,560)    (17,556,214)     (6,761,056)   (9,994,641)        421,024            -     (24,037,904)  (76,525,108)       11,712,094      31,693,528        (598,689)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (93,041,279)     (70,434,580)               -  (124,964,407)   (23,083,147)    (11,369,697)     (4,196,741)     (918,883)        498,823            -     (73,210,444)  (78,694,227)      (21,946,115)    (80,671,111)       (907,642)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 27,479,703       57,486,845                -     2,657,512      9,524,965      19,434,879      13,490,957    15,857,660       3,089,934            -      12,176,698    59,631,681         5,492,611      18,230,050       1,319,484              -
     Net Transfers Between Sub-accounts                (41,939,006)     217,107,037                -  (224,947,041)    (3,390,186)     (3,754,597)     34,187,802       576,586      15,324,177            -     (83,377,116)  (55,918,739)      (25,419,946)    (37,231,697)      8,177,296              -
     Surrenders                                        (58,828,823)     (27,275,396)               -   (19,674,978)   (24,311,667)    (16,662,295)    (22,672,898)   (9,796,349)     (1,589,522)           -     (57,398,834)  (66,956,455)      (15,120,760)    (15,386,738)       (801,878)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (73,288,126)     247,318,486                -  (241,964,507)   (18,176,888)       (982,013)     25,005,861     6,637,897      16,824,589            -    (128,599,252)  (63,243,513)      (35,048,095)    (34,388,385)      8,694,902              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      53,850,068                -                -             -     18,968,160               -      24,090,310             -       5,087,115            -      18,423,920             -         7,344,480               -       1,761,831              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (112,479,337)     176,883,907                -  (366,928,914)   (22,291,875)    (12,351,709)     44,899,430     5,719,014      22,410,527            -    (183,385,776) (141,937,740)      (49,649,730)   (115,059,497)      9,549,091              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               481,587,232      304,703,325                -   366,928,914    193,957,064     206,308,773     129,275,923   123,556,909               -            -     463,184,439   605,122,179       146,801,965     261,861,462               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 369,107,895    $ 481,587,232              $ -           $ -   $ 171,665,189  $ 193,957,064   $ 174,175,353 $ 129,275,923    $ 22,410,527          $ -   $ 279,798,663 $ 463,184,439      $ 97,152,235   $ 146,801,965     $ 9,549,091            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Large-Cap              AST - DeAm Small-Cap           AST - DeAm Small-Cap             AST - Federated            AST - Federated High         AST - Gabelli All-Cap          AST - Gabelli Small-Cap           AST - Goldman Sachs
                                                                Value                            Growth                         Value                    Aggressive Growth                Yield Bond                      Value                           Value                    Concentrated Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (516,697)      $ (441,571)    $ (5,814,292) $ (8,907,853)     $ (35,943)            $ -      $ (362,951)   $ (193,055)   $ 44,779,115 $ 47,707,717      $ (930,220) $ (1,452,454)     $ (4,870,458)   $ (4,037,708)  $ (10,813,342) $ (43,075,181)
     Net Realized Gain (Loss)                           (3,349,330)      (2,076,450)     (69,342,744) (377,481,224)      (546,664)              -      (8,362,179)   (1,893,989)    (77,044,706) (85,274,228)    (22,104,099)   (3,643,046)      (10,931,833)     43,033,030   (1,455,207,468) (719,984,665)
     Net Unrealized Gain (Loss) On Investments          (5,378,069)      (1,140,933)     (58,616,823)  159,505,832         36,734               -      (2,172,187)    1,683,558      32,357,508   30,486,570     (12,472,531)   (3,135,583)      (40,972,877)    (26,802,835)    770,044,732   (563,147,639)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (9,244,096)      (3,658,954)    (133,773,859) (226,883,245)      (545,873)              -     (10,897,317)     (403,486)         91,917   (7,079,941)    (35,506,850)   (8,231,083)      (56,775,168)     12,192,487    (695,976,078)(1,326,207,485)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  7,377,439       16,088,375        9,810,319    40,984,274     1,053,574               -        4,742,097     6,700,832      29,553,712   49,480,904      11,353,484    32,225,341        41,378,563      52,288,785      37,990,312    168,694,758
     Net Transfers Between Sub-accounts                  4,002,409       26,428,586      (68,580,659)   (1,927,855)     5,699,795               -      (1,994,550)   39,186,476      34,682,982   29,839,728     (13,567,263)  117,400,911        (5,223,309)    157,876,946    (444,933,212)  (319,503,359)
     Surrenders                                         (7,917,598)      (2,748,172)     (52,930,036)  (61,216,888)      (699,912)              -      (5,221,287)   (1,099,936)    (68,369,910) (50,196,423)    (16,634,852)   (9,250,885)      (63,635,606)    (33,747,136)   (204,635,180)  (274,623,693)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  3,462,250       39,768,789     (111,700,376)  (22,160,469)     6,053,457               -      (2,473,740)   44,787,372      (4,133,216)  29,124,209     (18,848,631)  140,375,367       (27,480,352)    176,418,595    (611,578,080)  (425,432,294)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       7,769,679                -       16,875,574             -      2,747,835               -       6,010,832             -      80,886,140            -      20,354,785             -        78,176,544               -      95,120,409              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,987,833       36,109,836     (228,598,661) (249,043,714)     8,255,419               -      (7,360,225)   44,383,885      76,844,841   22,044,268     (34,000,696)  132,144,284        (6,078,976)    188,611,083   (1,212,433,749(1,751,639,779)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                41,867,147        5,757,311      513,314,354   762,358,068              -               -      46,167,956     1,784,071     494,603,861  472,559,593     144,955,652    12,811,368       499,641,677     311,030,594   2,331,057,650  4,082,697,429
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 43,854,980     $ 41,867,147    $ 284,715,693 $ 513,314,354    $ 8,255,419             $ -    $ 38,807,731  $ 46,167,956   $ 571,448,702 $ 494,603,861  $ 110,954,956 $ 144,955,652     $ 493,562,701   $ 499,641,677   $ 1,118,623,90$ 2,331,057,650
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - Goldman Sachs              AST - Goldman Sachs               AST - Invesco                 AST - Kinetics              AST - Lord Abbett               AST - Marsico                 AST - MFS Global                 AST - MFS Growth
                                                           Mid-Cap Growth                   Small-Cap Value                 Capital Income                   Internet                   Bond Debenture               Capital Growth                      Equity
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (803,576)      $ (911,732)    $ (4,538,648) $ (4,252,327)  $ 11,145,462     $ 8,785,799           $ 681     $ (54,155)      $ 969,443   $ (432,513)  $ (16,589,842)$ (19,283,201)       $ (810,769)     $ (582,839)  $ (10,325,110) $ (13,768,985)
     Net Realized Gain (Loss)                          (16,395,296)     (58,389,563)      22,378,288    39,044,002   (111,209,111)    (22,756,724)        (51,069)     (650,670)     (1,143,550)    (399,454)   (343,623,458)   11,949,441        (3,068,272)     (6,694,778)   (181,917,970)   (76,123,623)
     Net Unrealized Gain (Loss) On Investments          (3,281,569)      17,300,977      (70,367,353)  (13,585,659)   (77,386,597)   (107,203,527)       (154,892)      242,387       2,208,221      919,420     147,721,420  (375,799,173)       (5,545,694)      2,734,937     (65,244,140)  (162,322,709)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (20,480,441)     (42,000,318)     (52,527,713)   21,206,016   (177,450,246)   (121,174,452)       (205,280)     (462,438)      2,034,114       87,453    (212,491,880) (383,132,933)       (9,424,735)     (4,542,680)   (257,487,220)  (252,215,317)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,386,478       26,757,598       25,967,936    49,432,574     28,186,148      96,836,636         103,855     1,081,435      19,609,832   16,800,821      76,137,569   111,356,470         7,899,476      14,325,838      26,101,234     57,223,126
     Net Transfers Between Sub-accounts                  6,108,606       24,362,133      (39,115,075)  138,712,264   (115,050,519)    (17,657,741)     (3,014,586)    2,071,398      54,387,173   36,184,167      25,122,071  (128,196,695)        4,706,394      17,751,979    (127,871,593) 1,161,792,253
     Surrenders                                         (8,605,582)      (4,983,788)     (60,611,284)  (24,927,079)  (108,052,510)    (98,254,137)        (92,443)     (413,839)    (13,176,122)  (3,018,991)   (146,037,186) (104,300,751)       (9,179,140)     (3,845,017)   (102,613,547)  (100,951,256)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  5,889,502       46,135,943      (73,758,423)  163,217,759   (194,916,881)    (19,075,242)     (3,003,174)    2,738,994      60,820,883   49,965,997     (44,777,546) (121,140,976)        3,426,730      28,232,800    (204,383,906) 1,118,064,123
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       8,057,981                -       38,236,347             -     54,859,163               -               -             -      44,399,861            -     140,774,585             -        13,420,339               -      38,876,168              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,532,958)       4,135,625      (88,049,789)  184,423,775   (317,507,964)   (140,249,694)     (3,208,454)    2,276,555     107,254,858   50,053,450    (116,494,841) (504,273,908)        7,422,334      23,690,121    (422,994,958)   865,848,806
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                66,137,168       62,001,543      396,338,558   211,914,783    964,044,028   1,104,293,722       3,208,454       931,899      56,635,959    6,582,509   1,180,585,665 1,684,859,573        51,931,371      28,241,250     943,892,034     78,043,228
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 59,604,210     $ 66,137,168   $ 308,288,769 $ 396,338,558   $ 646,536,064  $ 964,044,028             $ 0   $ 3,208,454   $ 163,890,817 $ 56,635,959  $ 1,064,090,82$ 1,180,585,66     $ 59,353,705    $ 51,931,371   $ 520,897,076  $ 943,892,034
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                 AST - Money Market          AST - Neuberger & Berman      AST - Neuberger & Berman        AST - PBHG Small-Cap          AST - PIMCO Limited              AST - PIMCO Total            AST - Sanford Bernstein
                                                             with Income                                                    Mid-Cap Growth                 Mid-Cap Value                    Growth                    Maturity Bond                    Return Bond                      Core Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended    *May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (950,014)    $ (1,242,815)    $ (4,812,915) $ 52,247,141   $ (5,309,019)   $ (7,646,526)   $ (8,309,655)$ (11,923,076)   $ (4,677,680)$ (6,147,084)   $ 21,875,297  $ 15,418,516      $ 43,709,093    $ 45,331,128      $ (909,527)    $ (160,639)
     Net Realized Gain (Loss)                          (20,095,372)      (9,149,909)         325,271             -   (142,479,558)   (278,457,374)     12,778,083    79,491,767    (428,524,658)  (9,391,963)      6,418,903    14,102,207        67,066,894       9,775,927      (4,021,512)      (564,536)
     Net Unrealized Gain (Loss) On Investments          (3,994,715)      (7,792,904)               -             -       (764,737)     99,796,047    (122,535,950) (115,870,672)    283,214,671  (29,871,956)      8,964,588      (941,909)       30,783,091      37,314,295      (6,743,950)     1,295,747
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (25,040,101)     (18,185,628)      (4,487,644)   52,247,141   (148,553,314)   (186,307,853)   (118,067,522)  (48,301,981)   (149,987,667) (45,411,003)     37,258,788    28,578,814       141,559,078      92,421,350     (11,674,989)       570,572
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 11,475,175       34,861,103      634,143,718 1,318,684,795     25,285,357      64,812,622      50,514,875    96,152,497      17,592,771    5,131,609      81,951,965    94,175,543       161,636,783     231,721,094      22,901,042      7,045,367
     Net Transfers Between Sub-accounts                 (4,889,580)      21,923,390      464,800,912  (261,267,227)   (65,778,804)    (36,108,159)    (93,467,807)   60,269,495     (78,061,901) (17,589,332)    328,061,250   121,060,295       393,314,582     161,699,944     122,906,075     35,679,704
     Surrenders                                        (12,270,338)      (7,732,625)  (1,297,172,987) (897,351,577)   (48,357,077)    (41,901,250)   (128,254,952)  (94,087,075)    (42,879,849) (34,191,921)   (140,694,273)  (63,467,443)     (297,824,659)   (143,739,736)    (14,281,676)    (1,028,759)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 (5,684,743)      49,051,868     (198,228,357)  160,065,991    (88,850,524)    (13,196,787)   (171,207,884)   62,334,917    (103,348,979) (46,649,644)    269,318,942   151,768,395       257,126,706     249,681,302     131,525,441     41,696,312
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      14,523,276                -      469,243,686             -     30,535,302               -      85,918,260             -      42,892,320            -     167,959,409             -       286,544,242               -      36,014,459              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (16,201,568)      30,866,240      266,527,685   212,313,131   (206,868,536)   (199,504,639)   (203,357,146)   14,032,935    (210,444,326) (92,060,647)    474,537,139   180,347,210       685,230,026     342,102,653     155,864,911     42,266,883
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               102,759,926       71,893,686    2,445,129,183 2,232,816,052    487,415,278     686,919,917     953,653,982   939,621,047     457,181,229  549,241,876     577,333,950   396,986,740     1,530,902,033   1,188,799,380      42,266,883              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 86,558,358    $ 102,759,926   $ 2,711,656,868$ 2,445,129,18  $ 280,546,742  $ 487,415,278   $ 750,296,836 $ 953,653,982   $ 246,736,903 $ 457,181,229  $ 1,051,871,08$ 577,333,950   $ 2,216,132,059 $ 1,530,902,033   $ 198,131,794   $ 42,266,883
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Sanford Bernstein            AST - Scudder Japan                AST - Strong               AST - T. Rowe Price          AST - T. Rowe Price           AST - T. Rowe Price             AST - William Blair
                                                          Managed Index 500                                              International Equity            Asset Allocation                Global Bond                Natural Resources             International Growth                 Davis Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,552,612)    $ (2,938,864)       $ (19,464)    $ (47,501)  $ (2,834,430)   $ (6,338,425)    $ 4,093,736   $ 5,690,755    $ (1,998,630)$ (1,596,417)      $ 177,913    $ (472,466)     $ 10,881,423    $ 32,598,697       $ (43,977)     $ (54,574)
     Net Realized Gain (Loss)                         (136,450,454)     (65,638,468)         275,401    (1,067,100)   (70,337,241)   (216,222,788)     (4,084,254)   41,435,882       7,861,123   (4,913,701)     (4,571,811)   15,486,883      (235,854,600)   (221,810,909)       (362,342)       (33,737)
     Net Unrealized Gain (Loss) On Investments          11,653,711       (9,653,793)          69,004       (24,450)        (9,701)     82,790,969     (35,797,917)  (72,057,923)     12,320,481    7,823,771      (8,369,088)  (19,733,718)       89,224,259     (45,447,620)       (712,757)      (261,114)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (126,349,355)     (78,231,125)         324,941    (1,139,051)   (73,181,372)   (139,770,244)    (35,788,435)  (24,931,286)     18,182,974    1,313,653     (12,762,986)   (4,719,301)     (135,748,918)   (234,659,832)     (1,119,076)      (349,425)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 35,083,222       67,237,203          266,406     1,665,501     19,383,360      52,018,027      11,124,056    26,198,279       9,523,784    7,687,999       8,124,995    17,921,733         3,089,891       7,563,490         895,445      3,027,401
     Net Transfers Between Sub-accounts                (31,808,035)     (20,249,010)      (3,603,817)    1,899,331    (39,147,864)    (46,016,370)     (5,989,329)  (28,062,515)     74,965,874  (13,517,804)      5,410,854       567,119       (84,311,453)   (198,470,804)        526,702      1,051,104
     Surrenders                                        (75,570,675)     (53,207,241)         (22,663)      (87,031)   (51,210,193)    (53,321,123)    (38,818,356)  (35,113,014)    (21,228,594) (10,518,017)    (20,138,655)  (13,816,082)      (43,192,196)    (55,525,183)       (933,824)      (267,055)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (72,295,488)      (6,219,048)      (3,360,074)    3,477,801    (70,974,697)    (47,319,466)    (33,683,629)  (36,977,250)     63,261,064  (16,347,822)     (6,602,806)    4,672,770      (124,413,758)   (246,432,497)        488,323      3,811,450
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      45,981,175                -                -             -     33,000,661               -      14,880,240             -      24,000,421            -      11,175,885             -        20,660,425               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (152,663,668)     (84,450,174)      (3,035,133)    2,338,750   (111,155,408)   (187,089,710)    (54,591,824)  (61,908,537)    105,444,459  (15,034,169)     (8,189,907)      (46,531)     (239,502,251)   (481,092,330)       (630,753)     3,462,025
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               577,437,079      661,887,253        3,035,133       696,383    422,244,622     609,334,332     319,046,785   380,955,322     102,653,229  117,687,398     129,428,870   129,475,401       548,295,456   1,029,387,786       5,402,164      1,940,139
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 424,773,411    $ 577,437,079              $ 0   $ 3,035,133   $ 311,089,214  $ 422,244,622   $ 264,454,961 $ 319,046,785   $ 208,097,688 $ 102,653,229  $ 121,238,963 $ 129,428,870     $ 308,793,205   $ 548,295,456     $ 4,771,411    $ 5,402,164
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                Evergreen - VA                Evergreen - VA               Evergreen - VA                  Evergreen - VA                   Evergreen - VA
                                                              Blue Chip                      Capital Growth                  Equity Index                   Foundation                  Global Leaders            International Growth                    Omega                  Perpetual International
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      *May 1 thru      Year Ended    Jan. 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Aug. 3, 2001 **
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (43,809)       $ (43,680)       $ (85,331)    $ (61,923)     $ (12,652)       $ (9,645)       $ 47,373      $ 70,042      $ (108,394)  $ (115,800)          $ (57)       $ (547)       $ (236,846)     $ (223,603)            $ -       $ (1,733)
     Net Realized Gain (Loss)                             (484,307)        (217,668)        (715,913)       47,419       (578,937)       (151,725)       (426,835)     (140,346)     (1,742,023)  (2,026,784)         (1,234)       (3,581)       (4,957,278)       (930,882)              -        (66,549)
     Net Unrealized Gain (Loss) On Investments            (376,121)        (475,666)      (1,357,844)     (808,746)      (610,341)       (356,769)       (644,412)     (776,110)     (1,781,893)     559,124         (44,936)      (33,200)          202,264      (1,309,515)              -          1,892
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (904,237)        (737,014)      (2,159,088)     (823,250)    (1,201,930)       (518,139)     (1,023,874)     (846,414)     (3,632,310)  (1,583,460)        (46,227)      (37,328)       (4,991,860)     (2,464,000)              -        (66,390)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    368,743        1,922,053        1,407,860     4,727,278        827,484       1,874,630         727,163     3,159,027       1,500,942    4,129,014          56,094         3,273         1,730,139       5,642,385               -         44,591
     Net Transfers Between Sub-accounts                   (316,323)        (291,967)        (256,805)    1,520,780        133,891         250,541        (321,323)     (230,836)        355,296    2,537,991         (41,556)      456,263         1,081,326       2,009,195               -       (476,465)
     Surrenders                                           (406,269)        (161,115)      (1,622,296)     (387,704)      (694,713)       (149,766)       (897,177)     (504,577)     (1,860,305)    (758,529)        (12,684)         (570)       (2,417,355)       (917,016)              -         (1,195)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (353,849)       1,468,971         (471,241)    5,860,354        266,662       1,975,405        (491,337)    2,423,614          (4,067)   5,908,476           1,854       458,966           394,110       6,734,564               -       (433,069)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -                -             -              -               -               -             -       2,667,159            -               -             -           606,078               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,258,086)         731,957       (2,630,329)    5,037,104       (935,268)      1,457,265      (1,515,211)    1,577,200        (969,218)   4,325,016         (44,373)      421,638        (3,991,672)      4,270,565               -       (499,460)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,891,203        3,159,246        8,358,559     3,321,455      4,326,928       2,869,663       8,870,162     7,292,962      13,688,682    9,363,666         421,638             -        17,341,986      13,071,421               0        499,460
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 2,633,117      $ 3,891,203      $ 5,728,230   $ 8,358,559    $ 3,391,660     $ 4,326,928     $ 7,354,951   $ 8,870,162    $ 12,719,464 $ 13,688,682       $ 377,265     $ 421,638      $ 13,350,314    $ 17,341,986             $ 0            $ 0
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                 First Trust -                First Trust -                 First Trust -                   First Trust -                   First Trust -
                                                           Small-Cap Value                   Special Equity                Strategic Income             10 Uncommon Values                  Energy                 Financial Services               Global Target 15                 NASDAQ Target 15
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 30,730        $ (21,575)      $ (327,540)   $ (348,734)     $ 232,965       $ 162,483      $ (121,039)   $ (207,765)       $ (3,491)                    $ (5,350)                       $ (3,429)                       $ (5,883)
     Net Realized Gain (Loss)                              (11,314)         260,825       (2,872,545)   (4,967,424)        (1,122)         (9,713)     (3,763,238)   (8,405,954)          5,232                       (7,429)                         (6,911)                         (7,875)
     Net Unrealized Gain (Loss) On Investments            (889,098)         155,929       (4,842,952)    2,928,505        401,618         (46,062)       (657,224)    1,075,020         (90,929)                    (524,920)                       (337,750)                     (1,288,103)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (869,682)         395,179       (8,043,037)   (2,387,653)       633,461         106,708      (4,541,501)   (7,538,699)        (89,188)                    (537,699)                       (348,090)                     (1,301,861)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,387,207        1,883,080        2,031,085     5,184,731        936,276       1,813,850         453,956     2,222,692          66,150            -         141,715             -            64,209               -          60,159              -
     Net Transfers Between Sub-accounts                    965,251          770,610         (598,963)    5,350,558      1,660,090         622,458      (1,735,742)   (3,128,858)        (70,443)           -         (17,982)            -            (2,320)              -         203,872              -
     Surrenders                                         (1,265,961)        (159,871)      (2,982,595)   (1,868,407)      (873,294)       (195,655)       (593,052)     (915,086)        (56,218)           -         (69,746)            -           (55,555)              -         (31,788)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  1,086,497        2,493,819       (1,550,473)    8,666,882      1,723,072       2,240,653      (1,874,838)   (1,821,252)        (60,511)           -          53,987             -             6,334               -         232,243              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -        2,603,927             -              -               -       2,539,187             -       2,536,370            -       4,181,287             -         2,683,441               -       5,176,944              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    216,815        2,888,999       (6,989,583)    6,279,229      2,356,533       2,347,361      (3,877,152)   (9,359,951)      2,386,671                    3,697,575                       2,341,685                       4,107,326
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,690,353          801,354       25,340,271    19,061,042      3,512,462       1,165,101      10,636,782    19,996,733
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,907,168      $ 3,690,353    $ 18,350,688  $ 25,340,271    $ 5,868,995     $ 3,512,462     $ 6,759,630  $ 10,636,782     $ 2,386,671          $ -     $ 3,697,575           $ -       $ 2,341,685             $ -     $ 4,107,326            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            First Trust -                    First Trust -                  First Trust -                  First Trust -                First Trust -                 First Trust -                   Galaxy - VIP                     Galaxy - VIP
                                                           Pharmaceutical                    S&P Target 24                Target Managed VIP                Technology                 The Dow DART 10            Value Line Target 25              Asset Allocation              Columbia High Yield II
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (5,164)                         $ (7,136)                   $ (15,428)                       $ (2,172)                     $ (6,402)                    $ (3,964)                      $ 162,837                        $ 12,409
     Net Realized Gain (Loss)                              (26,438)                          (17,523)                     (39,083)                         (6,502)                      (19,221)                     (13,639)                       (320,298)                         (3,154)
     Net Unrealized Gain (Loss) On Investments            (893,102)                         (814,558)                    (947,854)                       (713,097)                     (801,843)                    (423,965)                    (11,647,668)                        (62,070)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (924,704)                         (839,217)                  (1,002,365)                       (721,771)                     (827,466)                    (441,568)                    (11,805,129)                        (52,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    137,748                -           79,602             -      1,497,657               -          30,393             -         131,407            -         176,706             -             8,630               -              53              -
     Net Transfers Between Sub-accounts                      5,600                -           36,860             -        334,284               -          14,719             -         231,646            -          77,621             -          (350,768)              -           1,414              -
     Surrenders                                            (70,869)               -          (83,433)            -       (221,210)              -          (7,251)            -        (139,044)           -         (10,251)            -        (1,157,868)              -         (17,952)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     72,479                -           33,029             -      1,610,731               -          37,861             -         224,009            -         244,076             -        (1,500,006)              -         (16,485)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,308,903                -        5,573,567             -     11,456,272               -       2,162,308             -       4,821,241            -       3,179,810             -        47,716,670               -       1,406,759              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,456,678                         4,767,379                   12,064,638                       1,478,398                     4,217,784                    2,982,318                      34,411,535                       1,337,459
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,456,678              $ -     $ 4,767,379           $ -   $ 12,064,638             $ -     $ 1,478,398           $ -     $ 4,217,784          $ -     $ 2,982,318           $ -      $ 34,411,535             $ -     $ 1,337,459            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            Galaxy - VIP                      Galaxy - VIP                   Galaxy - VIP                  Galaxy - VIP                  Galaxy - VIP                 Galaxy - VIP                    INVESCO - VIF                   INVESCO - VIF
                                                   Columbia Real Estate Equity II                Equity                   Growth and Income                Money Market               Quality Plus Bond           Small Company Growth                  Dynamics                    Financial Services
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                   Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 10,366                          $ 32,338                     $ (1,920)                          $ 173                      $ 60,404                     $ (3,467)                   $ (1,237,630)   $ (1,805,581)   $ (1,182,024)  $ (2,052,716)
     Net Realized Gain (Loss)                               41,154                          (561,484)                     (38,239)                              -                        19,935                      (51,866)                    (29,083,830)    (86,172,577)    (17,481,640)    (3,189,537)
     Net Unrealized Gain (Loss) On Investments              (7,320)                      (19,321,709)                  (1,921,850)                              -                       703,180                   (1,979,825)                     (4,934,302)     31,379,211      (2,729,403)   (24,014,388)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     44,200                       (19,850,855)                  (1,962,009)                            173                       783,519                   (2,035,158)                    (35,255,762)    (56,598,946)    (21,393,067)   (29,256,641)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                        100                -           12,035             -            298               -         871,244             -          20,305            -             113             -         6,769,408      21,995,144       5,243,346     30,665,259
     Net Transfers Between Sub-accounts                    (38,534)               -         (236,201)            -         23,425               -       1,006,366             -         105,750            -               -             -       (29,812,061)     13,663,651     (36,105,983)   (40,202,270)
     Surrenders                                            (22,017)               -         (744,998)            -       (140,174)              -      (2,851,421)            -        (427,313)           -         (53,418)            -       (12,829,802)     (9,722,245)    (13,925,274)   (14,194,199)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    (60,451)               -         (969,164)            -       (116,451)              -        (973,811)            -        (301,258)           -         (53,305)            -       (35,872,455)     25,936,550     (44,787,911)   (23,731,210)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                         668,398                -       46,001,725             -      7,284,857               -      10,738,019             -       9,721,511            -       4,577,957             -        13,557,080               -       6,649,057              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    652,147                        25,181,706                    5,206,397                       9,764,381                    10,203,772                    2,489,494                     (57,571,137)    (30,662,397)    (59,531,921)   (52,987,851)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                                                                                                                                                                                                         120,295,329     150,957,726     144,864,867    197,852,718
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                       $ 652,147              $ -     $ 25,181,706           $ -    $ 5,206,397             $ -     $ 9,764,381           $ -    $ 10,203,772          $ -     $ 2,489,494           $ -      $ 62,724,192   $ 120,295,329    $ 85,332,946  $ 144,864,867
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            INVESCO - VIF                    INVESCO - VIF                  INVESCO - VIF                  Montgomery -                 ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                           Health Sciences                     Technology                 Telecommunications             Emerging Markets                  Asia 30                        Banks                      Basic Materials                       Bear
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (2,373,184)    $ (2,399,467)    $ (1,682,942) $ (3,396,357)    $ (573,461)   $ (1,771,049)   $ (1,206,362) $ (1,251,839)      $ (60,099)         $ -       $ (99,402)          $ -         $ (39,588)            $ -      $ (696,469)    $ (273,736)
     Net Realized Gain (Loss)                          (18,907,675)     (23,005,039)    (103,487,871) (291,463,464)   (31,168,990)   (170,293,495)     (2,748,029)  (25,039,866)     (1,394,466)           -      (2,127,474)            -        (1,727,451)              -        (996,773)    (4,416,452)
     Net Unrealized Gain (Loss) On Investments         (29,007,053)     (17,040,106)      26,528,457   116,768,285     (1,537,370)     66,061,815      (5,308,416)   18,046,467        (676,609)           -         (21,789)            -           (20,289)              -       1,673,872       (256,646)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (50,287,912)     (42,444,612)     (78,642,356) (178,091,536)   (33,279,821)   (106,002,729)     (9,262,807)   (8,245,238)     (2,131,174)           -      (2,248,665)            -        (1,787,328)              -         (19,370)    (4,946,834)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,104,442       39,715,024        3,490,801    34,435,395      1,711,756      12,796,351       3,111,291     5,842,932          77,474            -         110,035             -            91,241               -       3,493,253      2,101,562
     Net Transfers Between Sub-accounts                (51,995,032)     (45,241,189)     (27,831,639)  (31,309,910)   (10,242,726)    (29,172,956)    (12,476,640)    8,978,861      19,863,688            -       6,892,279             -         5,701,445               -      21,833,665     39,943,757
     Surrenders                                        (18,721,871)     (15,780,704)      (9,620,725)  (15,346,413)    (4,049,922)     (6,977,133)    (10,150,945)   (6,358,722)       (351,823)           -      (1,685,977)            -          (491,786)              -      (7,811,895)    (1,798,184)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (62,612,461)     (21,306,869)     (33,961,563)  (12,220,928)   (12,580,892)    (23,353,738)    (19,516,294)    8,463,071      19,589,338            -       5,316,336             -         5,300,900               -      17,515,023     40,247,135
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       9,618,991                -        4,605,671             -      2,243,811               -       8,038,806             -       1,120,166                    2,713,760                         338,227                      24,846,660
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (103,281,382)     (63,751,480)    (107,998,248) (190,312,465)   (43,616,902)   (129,356,467)    (20,740,295)      217,833      18,578,331            -       5,781,431             -         3,851,799               -      42,342,313     35,300,301
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               219,115,896      282,867,376      177,600,254   367,912,719     67,891,196     197,247,663      91,629,764    91,411,931               -            -               -             -                 -               -      35,300,301              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 115,834,514    $ 219,115,896     $ 69,602,006 $ 177,600,254   $ 24,274,294    $ 67,891,196    $ 70,889,469  $ 91,629,764    $ 18,578,331          $ -     $ 5,781,431           $ -       $ 3,851,799             $ -    $ 77,642,614   $ 35,300,301
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                            Biotechnology                         Bull                        Bull Plus                  Consumer Cyclical          Consumer Non-Cyclical                Energy                         Europe 30                       Financial
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended      Year Ended   Jan. 22* thru    * May 1 thru   Year Ended     * May 1 thru   Year Ended     Year Ended   Jan. 22* thru     Year Ended      Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (271,066)      $ (263,172)      $ (239,187)          $ -     $ (728,025)     $ (813,376)      $ (18,568)          $ -       $ (90,663)         $ -      $ (249,870)   $ (226,444)       $ (417,126)     $ (517,227)     $ (331,758)    $ (163,113)
     Net Realized Gain (Loss)                          (12,238,800)      (3,595,788)         (27,309)            -    (27,791,608)    (15,444,090)     (1,755,663)            -      (1,468,175)           -      (3,387,650)   (6,615,605)      (10,519,078)    (15,540,320)     (5,222,929)      (641,632)
     Net Unrealized Gain (Loss) On Investments             167,408         (932,166)      (2,751,680)            -     (1,381,024)        303,671         (47,366)            -          (8,345)           -        (413,984)      175,127          (240,360)        383,322        (403,086)       221,919
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (12,342,458)      (4,791,126)      (3,018,176)            -    (29,900,657)    (15,953,795)     (1,821,597)            -      (1,567,183)           -      (4,051,504)   (6,666,922)      (11,176,564)    (15,674,225)     (5,957,773)      (582,826)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    964,612        3,846,811          547,289             -      2,108,926       5,208,432          66,406             -         219,468            -       1,109,007     3,259,535         1,370,440       4,206,872       1,400,714      1,533,104
     Net Transfers Between Sub-accounts                (17,318,174)      45,023,867       45,409,849             -      1,736,690      78,476,897       4,925,008             -       5,362,682            -        (145,677)   26,566,595       (22,130,025)     34,460,430      (7,493,587)    20,267,584
     Surrenders                                         (1,723,615)      (1,458,635)      (1,880,162)            -     (5,947,238)    (10,744,383)       (170,835)            -        (892,823)           -      (2,647,425)   (2,035,669)       (2,817,263)     (2,513,430)     (3,525,294)    (1,363,848)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (18,077,177)      47,412,043       44,076,976             -     (2,101,622)     72,940,946       4,820,580             -       4,689,327            -      (1,684,095)   27,790,460       (23,576,848)     36,153,872      (9,618,167)    20,436,841
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       2,010,333                        20,411,941                   10,384,921                         439,721                     1,829,775                    3,852,033                       7,150,832                       6,847,216
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (28,409,302)      42,620,918       61,470,741             -    (21,617,358)     56,987,150       3,438,705             -       4,951,920            -      (1,883,566)   21,123,539       (27,602,580)     20,479,647      (8,728,724)    19,854,014
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                42,620,918                -                -             -     56,987,150               -               -             -               -            -      21,123,539             -        44,975,990      24,496,343      19,854,014              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 14,211,616     $ 42,620,918     $ 61,470,741           $ -   $ 35,369,793    $ 56,987,150     $ 3,438,705           $ -     $ 4,951,920          $ -    $ 19,239,972  $ 21,123,539      $ 17,373,410    $ 44,975,990    $ 11,125,290   $ 19,854,014
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP            ProFunds - VP
                                                             Healthcare                        Industrial                      Internet                        Japan                    Mid-Cap Growth                Mid-Cap Value                        OTC                       Pharmaceuticals
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended       Year Ended     Jan. 22* thru    * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (294,659)      $ (226,581)       $ (11,240)          $ -      $ (79,015)            $ -       $ (40,709)          $ -       $ (88,253)         $ -      $ (107,736)          $ -        $ (728,038)     $ (498,418)      $ (52,297)           $ -
     Net Realized Gain (Loss)                           (5,272,600)      (3,459,024)        (391,936)            -      4,206,610               -      (2,322,204)            -      (1,323,222)           -      (3,318,501)            -       (29,447,824)     (6,794,357)         64,185              -
     Net Unrealized Gain (Loss) On Investments             (77,654)        (238,799)         (25,736)            -     (1,007,428)              -         (37,438)            -        (263,335)           -        (129,186)            -        (4,150,437)     (2,043,890)         38,139              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,644,913)      (3,924,404)        (428,912)            -      3,120,167               -      (2,400,351)            -      (1,674,810)           -      (3,555,423)            -       (34,326,299)     (9,336,665)         50,027              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,815,324        2,273,837           51,680             -        140,469               -         125,576             -         437,937            -         490,311             -         3,312,174       5,146,223         277,131              -
     Net Transfers Between Sub-accounts                (18,408,423)      35,933,389        1,672,674             -     23,169,044               -       4,930,727             -      11,110,157            -      13,352,603             -        35,536,785      74,805,518       1,352,336              -
     Surrenders                                         (3,365,878)      (1,653,263)        (348,880)            -       (683,098)              -        (209,085)            -        (577,400)           -        (991,446)            -       (11,081,876)     (3,262,230)       (741,772)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (19,958,977)      36,553,963        1,375,475             -     22,626,415               -       4,847,218             -      10,970,694            -      12,851,468             -        27,767,082      76,689,511         887,695              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       6,605,885                           187,564                    3,137,204                         625,883                     5,769,086                    3,192,234                      14,994,845                       2,475,598
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,998,006)      32,629,559        1,134,128             -     28,883,787               -       3,072,749             -      15,064,969            -      12,488,279             -         8,435,629      67,352,846       3,413,320              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                32,629,559                -                -             -              -               -               -             -               -            -               -             -        67,352,846               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 13,631,553     $ 32,629,559      $ 1,134,128           $ -   $ 28,883,787             $ -     $ 3,072,749           $ -    $ 15,064,969          $ -    $ 12,488,279           $ -      $ 75,788,475    $ 67,352,846     $ 3,413,320            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   ProFunds - VP                             ProFunds - VP               ProFunds - VP Rising       ProFunds - VP                 ProFunds - VP                ProFunds - VP                  ProFunds - VP                    ProFunds - VP
                                                  Precious Metals                             Real Estate                 Rates Opportunity                Semiconductor            Short OTC                       Small-Cap Growth                 Small-Cap Value            Technology
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                    * May 1 thru      Year Ended        Year Ended   Jan. 22* thru   * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (200,034)             $ -      $ 1,282,542    $ (295,700)     $ (63,077)            $ -       $ (42,093)          $ -      $ (258,286)         $ -      $ (131,114)          $ -         $ (97,082)            $ -      $ (165,977)    $ (138,025)
     Net Realized Gain (Loss)                          (12,066,110)               -       (4,413,619)   (2,900,074)    (1,887,436)              -      (4,075,624)            -        (476,003)           -      (3,951,665)            -        (2,783,600)              -      (7,793,094)    (2,691,357)
     Net Unrealized Gain (Loss) On Investments           1,414,184                -         (835,880)      480,503       (314,178)              -        (442,740)            -         349,800            -        (330,254)            -          (397,674)              -        (955,236)      (670,472)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (10,851,960)               -       (3,966,957)   (2,715,271)    (2,264,691)              -      (4,560,457)            -        (384,489)           -      (4,413,033)            -        (3,278,356)              -      (8,914,307)    (3,499,854)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    555,415                -        1,679,523     1,326,955      1,624,002               -         117,553             -         330,738            -         351,942             -           534,951               -         396,659      3,179,410
     Net Transfers Between Sub-accounts                 62,980,779                -      (13,623,860)   42,203,923      5,566,737               -       7,886,763             -       9,345,471            -      24,487,389             -        28,482,208               -       6,609,259     15,984,600
     Surrenders                                         (2,676,094)               -       (5,191,305)   (2,145,936)    (1,106,892)              -        (381,968)            -      (1,703,304)           -        (831,337)            -        (1,080,277)              -      (1,129,566)      (743,841)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 60,860,100                -      (17,135,642)   41,384,943      6,083,846               -       7,622,348             -       7,972,904            -      24,007,994             -        27,936,882               -       5,876,353     18,420,168
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       5,639,798                         3,297,658                    3,348,592                         727,238                     6,439,628                    4,373,004                       4,502,305                       1,288,497
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 55,647,939                -      (17,804,940)   38,669,672      7,167,747               -       3,789,129             -      14,028,043            -      23,967,965             -        29,160,830               -      (1,749,458)    14,920,314
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                         -                -       38,669,672             -              -               -               -             -               -            -               -             -                 -               -      14,920,314              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 55,647,939              $ -     $ 20,864,731  $ 38,669,672    $ 7,167,747             $ -     $ 3,789,129           $ -    $ 14,028,043          $ -    $ 23,967,965           $ -      $ 29,160,830             $ -    $ 13,170,856   $ 14,920,314
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP             ProFunds - VP                  ProFunds - VP                         ProFunds - VP                ProFunds - VP                 ProFunds - VP             Prudential - SP Jennison               Rydex - Nova
                                                         Telecommunications               U.S. Government Plus              Ultra Mid-Cap                    Ultra OTC                 Ultra Small-Cap                  Utilities                 International Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended   Jan. 22* thru     Year Ended      May 1* thru      Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (99,936)       $ (73,634)       $ 867,261           $ -      $ (66,179)            $ -      $ (779,711) $ (1,233,847)     $ (507,695)  $ (517,085)     $ (254,283)   $ (188,356)        $ (37,309)       $ (7,337)      $ 617,183    $ 3,891,125
     Net Realized Gain (Loss)                             (125,881)      (3,869,339)       4,170,529             -     (4,818,634)              -     (55,340,469) (278,197,101)    (11,816,476)  (9,799,957)     (4,804,474)   (5,454,542)         (350,517)        124,947      (8,600,581)   (29,004,737)
     Net Unrealized Gain (Loss) On Investments            (664,731)         (27,444)         489,394             -         10,977               -      (7,297,041)  173,772,698      (7,136,266)   6,815,091         233,837        30,080          (195,109)         44,005        (969,813)     1,245,099
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (890,548)      (3,970,417)       5,527,184             -     (4,873,836)              -     (63,417,221) (105,658,250)    (19,460,437)  (3,501,951)     (4,824,920)   (5,612,818)         (582,935)        161,615      (8,953,211)   (23,868,513)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    448,411          581,818        2,015,093             -        274,078               -       3,805,838    13,347,277       1,328,683    2,707,420         920,106     2,255,435           800,226         376,419          49,840      1,825,401
     Net Transfers Between Sub-accounts                 10,012,534        8,060,490      120,184,497             -     20,566,062               -      10,231,788    84,177,959     (36,527,125)  57,103,288      18,847,080    17,755,381         1,019,880       1,590,594      (5,360,434)   (71,930,824)
     Surrenders                                         (1,134,513)        (534,972)      (8,734,762)            -     (1,044,523)              -      (3,887,806)   (5,113,029)     (3,561,418)  (2,492,033)     (3,661,168)   (1,490,045)         (303,494)       (104,799)     (1,637,593)    (6,313,228)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  9,326,431        8,107,336      113,464,828             -     19,795,616               -      10,149,821    92,412,207     (38,759,859)  57,318,676      16,106,018    18,520,771         1,516,612       1,862,214      (6,948,186)   (76,418,651)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,217,850                         5,298,359                    2,526,048                       3,541,809                     4,825,370                    1,832,104                       1,194,527                       1,737,692
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,653,733        4,136,919      124,290,371             -     17,447,828               -     (49,725,591)  (13,246,043)    (53,394,927)  53,816,724      13,113,203    12,907,953         2,128,203       2,023,829     (14,163,706)  (100,287,164)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 4,136,919                -                -             -              -               -      95,662,983   108,909,026      83,740,574   29,923,850      12,907,953             -         2,023,829               -      25,570,952    125,858,116
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 16,790,652      $ 4,136,919    $ 124,290,371           $ -   $ 17,447,828             $ -    $ 45,937,392  $ 95,662,983    $ 30,345,648 $ 83,740,574    $ 26,021,156  $ 12,907,953       $ 4,152,032     $ 2,023,829    $ 11,407,246   $ 25,570,952
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             Rydex - OTC                      Rydex - Ursa             WFVT - Asset Allocation         WFVT - Corporate Bond         WFVT - Equity Income          WFVT - Equity Value                WFVT - Growth            WFVT - International Equity

                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,020,157)    $ (2,598,994)       $ (16,650)    $ 484,292    $ 2,763,462       $ 318,610     $ 1,500,198   $ 1,770,138        $ 27,436    $ (30,533)      $ (55,978)   $ (308,685)       $ (726,512)   $ (1,160,245)      $ (19,143)     $ (21,243)
     Net Realized Gain (Loss)                          (41,763,410)    (190,587,036)          92,625     1,412,216     (4,205,116)      8,077,903         122,094       321,036      (1,875,015)      17,874      (3,049,399)     (882,290)       (6,523,018)      7,007,259        (120,712)      (141,367)
     Net Unrealized Gain (Loss) On Investments           2,576,864       82,700,844          628,236      (706,099)   (26,865,611)    (29,561,695)        234,849        85,649      (1,074,776)    (490,116)     (4,967,694)   (2,805,085)      (10,525,419)    (26,147,269)       (263,284)      (123,079)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (40,206,703)    (110,485,186)         704,211     1,190,409    (28,307,265)    (21,165,182)      1,857,141     2,176,823      (2,922,355)    (502,775)     (8,073,071)   (3,996,060)      (17,774,949)    (20,300,255)       (403,139)      (285,689)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    290,673        9,472,619           18,278       256,619      4,140,329      13,053,458         579,026     1,292,740       1,915,280    2,266,843         944,403     2,099,096           360,593         789,793         333,661        462,593
     Net Transfers Between Sub-accounts                (19,500,655)    (116,211,747)      (1,132,030)  (20,775,248)   (18,679,510)    (11,377,068)     (2,357,936)   (4,967,729)      4,359,165    3,328,085      (4,033,194)   (5,097,653)       (7,651,410)     (5,398,125)        241,707        326,860
     Surrenders                                         (5,791,974)     (12,005,925)        (425,046)     (548,893)   (21,314,105)    (19,475,946)     (4,358,906)   (3,685,425)     (2,098,300)    (589,129)     (2,796,419)   (2,781,624)       (5,705,608)     (7,218,095)       (205,044)      (124,816)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (25,001,956)    (118,745,054)      (1,538,798)  (21,067,522)   (35,853,286)    (17,799,556)     (6,137,816)   (7,360,415)      4,176,144    5,005,798      (5,885,209)   (5,780,182)      (12,996,425)    (11,826,427)        370,324        664,638
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,118,748                            68,556                            -                               -                     1,473,889                    1,466,876                               -                               -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (61,089,911)    (229,230,239)        (766,030)  (19,877,113)   (64,160,551)    (38,964,738)     (4,280,675)   (5,183,592)      2,727,678    4,503,024     (12,491,405)   (9,776,241)      (30,771,375)    (32,126,682)        (32,815)       378,949
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               105,471,178      334,701,417        4,233,769    24,110,882    209,488,644     248,453,382      34,087,060    39,270,652       9,556,312    5,053,288      32,706,250    42,482,491        71,244,836     103,371,518       1,512,122      1,133,173
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 44,381,267    $ 105,471,178      $ 3,467,739   $ 4,233,769   $ 145,328,093  $ 209,488,644    $ 29,806,385  $ 34,087,060    $ 12,283,990  $ 9,556,312    $ 20,214,845  $ 32,706,250      $ 40,473,461    $ 71,244,836     $ 1,479,307    $ 1,512,122
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------

                                                     WFVT - Large Company Growth          WFVT - Money Market          WFVT - Small Cap Growth

                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (211,607)      $ (250,200)      $ (138,476)  $ 1,369,898      $ (88,814)     $ (124,848)
     Net Realized Gain (Loss)                           (2,412,787)        (448,944)               -             -     (3,835,601)     (2,447,398)
     Net Unrealized Gain (Loss) On Investments          (2,701,691)      (3,909,553)               -             -        739,737        (421,030)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,326,085)      (4,608,697)        (138,476)    1,369,898     (3,184,678)     (2,993,276)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,436,933        3,433,104       17,069,219    19,364,053        405,526         813,834
     Net Transfers Between Sub-accounts                    (33,340)       1,414,080       41,602,671    52,181,470       (605,070)       (335,162)
     Surrenders                                         (2,112,357)      (1,189,672)     (65,844,174)  (39,686,738)      (611,720)       (396,999)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (708,764)       3,657,512       (7,172,284)   31,858,785       (811,264)         81,674
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                                 -                            -
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,034,849)        (951,185)      (7,310,760)   33,228,683     (3,995,942)     (2,911,602)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                17,413,941       18,365,126       76,417,357    43,188,674      8,450,150      11,361,752
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
     End of Period                                    $ 11,379,092     $ 17,413,941     $ 69,106,596  $ 76,417,357    $ 4,454,208     $ 8,450,150
                                                  ==================================  =============================  =============================
                                                  ==================================  =============================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company")  pursuant to  Connecticut  law on November 25, 1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and liabilities of the Separate  Account are clearly  identified and  distinguished  from the other assets and  liabilities of the Company.
The assets of the Separate  Account will not be charged with any  liabilities  arising out of any other business  conducted by American
Skandia.  However, the Separate Account's  obligations,  including insurance benefits related to the annuities,  are the obligations of
American  Skandia.  The Separate  Account also holds assets of other annuities issued by the Company with values and benefits that vary according to the investment performance of the Separate Account.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFund VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth 1      Small-Cap Growth                           Asia 30 3
AST American Century International Growth     Growth                                     Japan 3
AST DeAM International Equity 2               Large Company Growth                       Banks 3
AST MFS Global Equity                         Equity Value                               Basic Materials 3
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAM Small-Cap Growth                     Asset Allocation                           Consumer Cyclical 3
AST Federated Aggressive Growth               Corporate Bond                             Consumer Non-Cyclical 3
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAM Small-Cap Value 3                    Evergreen Variable Annuity Trust:          Healthcare
AST Goldman Sachs Mid-Cap Growth 4            International Growth                       Industrial 3
AST Neuberger & Berman Mid-Cap Growth         Global Leaders                             Internet 3
AST Neuberger & Berman Mid-Cap Value          Special Equity                             Pharmaceuticals 3
AST Alger All-Cap Growth                      Small-Cap Value                            Precious Metals 3
AST Gabelli All-Cap Value                     Omega                                      Real Estate
AST T. Rowe Price Natural Resources           Capital Growth                             Semiconductor 3
AST Alliance Growth                           Blue Chip                                  Technology
AST MFS Growth                                Equity Index                               Telecommunications
AST Marsico Capital Growth                    Foundation                                 Utilities
AST Goldman Sachs Concentrated Growth 5       Strategic Income                           Bull
AST DeAM Large-Cap Growth 3                                                              Bear
AST DeAM Large-Cap Value 6                    First Defined Portfolio Fund LLC           Bull Plus
AST Alliance/Bernstein Growth + Value         Target Managed VIP 9                       OTC
AST Sanford Bernstein Core Value              The Dow DART 10                            Short OTC 3
AST Cohen & Steers Real Estate                Global Target 15                           Ultra OTC
AST Sanford Bernstein Managed Index 500       S&P Target 24 10                           Mid-Cap Value 3
AST American Century Income & Growth          NASDAQ Target 15                           Mid-Cap Growth 3
AST Alliance Growth & Income                  Value Line(R)Target 25 11                   Ultra Mid-Cap 3
AST MFS Growth with Income                    First Trust(R)10 Uncommon Values            Small-Cap Value 3
AST INVESCO Capital Income 7                  First Trust(R)Energy                        Small-Cap Growth 3
AST DeAM Global Allocation 8                  First Trust(R)Financial Services            Ultra Small-Cap
AST American Century Strategic Balanced       First Trust(R)Pharmaceutical                U.S. Government Plus 3
AST T. Rowe Price Asset Allocation            First Trust(R)Technology                    Rising Rates Opportunity 3
AST T. Rowe Price Global Bond
AST Federated High Yield                      INVESCO Variable Investment Funds, Inc.    The Galaxy VIP Fund
AST Lord Abbett Bond-Debenture                Dynamics                                   Small Company Growth
AST DeAM Bond 3                               Technology                                 Equity
AST PIMCO Total Return Bond                   Health Sciences                            Growth & Income
AST PIMCO Limited Maturity Bond               Financial Services                         Columbia Real Estate Equity
                                                                                         II
AST Money Market                              Telecommunications                         Asset Allocation
                                                                                         Columbia High Yield II
Montgomery Variable Series                    Rydex Variable Trust                       Quality Plus Bond
Emerging Markets                              Nova                                       Money Market
                                              Ursa
The Prudential Series Fund, Inc.              OTC                                        Davis Funds
SP Jennison International Growth                                                         Value Fund

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."
9.       This portfolio was formerly named "The Dow Target 5."
10.      This portfolio was formerly named "S&P Target 10."
11.      This portfolio was formerly named "First Trust(R)Internet."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note VI for additional  information  about each Annuity and the charges made by the Separate Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio  shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is  recognized on an accrual  basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation of financial  statements in conformity  with accounting  principles  generally  accepted in the United States requires that  management  make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains  attributable to the
Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If American
Skandia  incurs  income taxes  attributable  to the Separate  Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these taxes will be  significant.  However,  American
Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002 and 2001, certain of the Portfolios  declared  dividends.  The amounts accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends  were  reinvested  in  additional  full and  fractional  shares of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation of Separate Account B (described in Note VII), the level of Insurance Charge  determined which separate account was used to fund the particular  annuity.  Following the  consolidation of the Separate Account,  each previous level of Insurance Charge is included as a separate charge level within the consolidated  Separate
Account.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice, Choice 2000, ASAP III, XTra Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                          ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                          Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                          Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate  Account on two American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                                   ASAP III                               Annuity Years 1-8 only
          1.00%                                XTra Credit SIX                          Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers three  different  optional  benefits,  as follows:  the Guaranteed  Return Option (GRO), a Highest
Anniversary  Value optional death benefit and an Enhanced  Beneficiary  Protection  optional death benefit.  Currently,  the charge for each optional benefit is 0.25% per year,  respectively.  If an Annuity owner elects two optional benefits,  the total additional charge is 0.50%;  if all three  optional  benefits are  elected,  the total  additional  charge is 0.75%.  Certain  American  Skandia  annuity contracts may not be eligible to elect all or any optional benefits.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Advisors Choice, Advisors Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Advisors Choice, Advisors Choice 2000 - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Advisors Choice, Advisors Choice 2000 - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One Optional Benefit

                        ASAP III - No Optional Benefits
                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Advisors Choice, Advisors Choice 2000 - Three Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two Optional Benefits

                        ASAP III - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, AS Protector, Stagecoach Variable Annuity,
                        Stagecoach VA+ - One Optional Benefit

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three Optional Benefits

                        ASAP III - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two Optional Benefits

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three Optional Benefits

                        XTra Credit SIX, ASL II, Apex II  - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAIA w/ Guarantee
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, ASL II, Apex II  - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------

8.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

9.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned subsidiary of American Skandia, Inc., the parent company of American Skandia
Life Assurance  Corporation,  serves as principal  underwriter and distributor of variable annuity contracts funded by interests in the
Separate Account, without remuneration from the Separate Account.

10.      DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total                           AST - Alger All-Cap                       AST - Alger                            AST - Alger                    AST - Alliance/Bernstein                    AST - Alliance                        AST - Alliance                     AST - American Century
                                                                                                         Growth                                Growth                             Mid-Cap Growth                        Growth + Value                             Growth                            Growth & Income                        Income & Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Jan. 1 thru          Year Ended        Jan. 1 thru         Year Ended        *May 1 thru          Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Feb. 15, 2001 **     Dec. 31, 2002    Feb. 15, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  -----------------------------------------------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period              1,754,890,185     1,404,760,373          125,442,916        28,229,631                   -       138,664,577                    -        88,470,750           3,351,836                 -           29,478,257        25,796,792          63,123,316        53,536,296           27,386,278        32,388,202
 Units Purchased                                          121,124,907       256,567,055            1,691,286         6,515,621                   -           401,928                    -           244,391             597,741           727,148            1,311,031         3,365,083           3,287,472         5,632,354            1,050,429         2,662,910
 Units Transferred Between Sub-accounts                     5,579,353       296,522,310          (26,742,462)      102,133,195                   -      (137,235,305)                   -       (87,578,961)           (236,370)        2,718,437           (5,927,674)        2,344,458         (10,422,596)        9,585,170           (2,307,245)       (5,267,004)
 Units Surrendered                                       (298,352,312)     (202,959,554)         (14,919,057)      (11,435,531)                  -        (1,831,200)                   -        (1,136,181)           (585,107)          (93,750)          (3,451,230)       (2,028,076)         (8,830,763)       (5,630,504)          (3,447,815)       (2,397,830)
 Units Transferred Due to Consolidation                   258,956,306                 -            4,720,087                 -                   -                 -                    -                 -           1,199,229                 -            2,847,513                 -          11,906,375                 -            2,632,655                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                    1,842,198,440     1,754,890,185           90,192,770       125,442,916                   -                 -                    -                 -           4,327,328         3,351,836           24,257,897        29,478,257          59,063,804        63,123,316           25,314,302        27,386,278
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                        1,842,198,439     1,754,890,185

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - American Century                 AST - American Century                AST - American Century                  AST - Cohen & Steers                     AST - DeAm Bond                       AST - DeAm Global                 AST - DeAm International                 AST - DeAm Large-Cap
                                                          International Growth I                 International Growth II                 Strategic Balanced                Real Estate                                                                           Allocation                              Equity                                 Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Jan. 1 thru         Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Sep. 24, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 37,487,425        17,007,352                    -        26,340,548          14,369,895        14,498,180           12,268,426        11,891,188                   -                 -           26,641,422        30,290,413          13,627,264        16,245,805                    -                 -
 Units Purchased                                            2,055,849         3,854,740                    -           210,963             552,328         1,308,335              900,646         1,458,533             230,604                 -              545,958         3,102,528             430,972         1,316,292              126,429                 -
 Units Transferred Between Sub-accounts                    (3,872,926)       18,553,959                    -       (24,868,122)           (361,022)         (319,592)           2,748,641          (205,556)          1,473,393                 -           (5,436,042)       (3,158,731)         (2,391,356)       (2,746,101)             966,533                 -
 Units Surrendered                                         (4,824,655)       (1,928,626)                   -        (1,683,389)         (1,746,163)       (1,117,027)          (1,783,747)         (875,739)            (88,631)                -           (3,529,203)       (3,592,789)         (1,435,264)       (1,188,733)             (71,863)                -
 Units Transferred Due to Consolidation                     5,828,518                 -                    -                 -           1,787,160                 -            2,260,422                 -             486,624                 -            1,629,285                 -             844,701                 -              219,646                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       36,674,213        37,487,425                    -                 -          14,602,198        14,369,895           16,394,387        12,268,426           2,101,991                 -           19,851,420        26,641,422          11,076,317        13,627,264            1,240,744                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - DeAm Large-Cap                   AST - DeAm Small-Cap                  AST - DeAm Small-Cap                      AST - Federated                    AST - Federated High                   AST - Gabelli All-Cap                AST - Gabelli Small-Cap                  AST - Goldman Sachs
                                                                   Value                        Growth                                 Value                                     Aggressive Growth                        Yield Bond                                Value                                 Value                           Concentrated Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  4,575,558           586,058           60,703,791        63,621,279                   -                 -            6,499,066           196,575          39,130,467        36,914,825           14,934,570         1,273,094          35,483,530        23,298,524           84,116,221        99,250,773
 Units Purchased                                              636,879         1,661,561            1,034,403         4,092,149             101,217                 -              570,705           929,555           2,065,442         3,668,971              982,082         3,117,563           2,581,866         3,698,142            1,319,237         4,811,511
 Units Transferred Between Sub-accounts                       292,111         2,579,871          (10,468,662)         (547,390)            665,658                 -             (183,185)        5,506,043           3,197,142         2,289,552           (2,060,226)       11,392,943            (500,593)       10,853,421          (20,718,829)      (11,448,417)
 Units Surrendered                                           (777,354)         (251,932)          (7,267,609)       (6,462,246)            (63,125)                -             (762,257)         (133,107)         (5,135,595)       (3,742,881)          (1,738,390)         (849,031)         (4,206,621)       (2,366,557)          (9,067,476)       (8,497,647)
 Units Transferred Due to Consolidation                       913,356                 -            2,268,960                 -             366,365                 -              930,121                 -           7,850,694                 -            2,394,390                 -           7,518,801                 -            4,390,785                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,640,550         4,575,558           46,270,883        60,703,791           1,070,115                 -            7,054,451         6,499,066          47,108,149        39,130,467           14,512,425        14,934,570          40,876,983        35,483,530           60,039,938        84,116,221
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Goldman Sachs                    AST - Goldman Sachs                      AST - Invesco                         AST - Kinetics                       AST - Lord Abbett                        AST - Marsico                       AST - MFS Global                       AST - MFS Growth
                                                              Mid-Cap Growth                         Small-Cap Value                       Capital Income                   Internet                                    Bond Debenture                         Capital Growth                            Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,045,776         9,426,102           26,220,860        15,193,053          48,595,962        50,171,495              389,350           116,363           5,506,982           650,253           85,895,802        94,627,691           5,806,567         2,803,013          117,716,242         7,515,486
 Units Purchased                                            1,828,684         5,347,823            1,226,525         3,347,561           1,174,607         4,464,351               12,648           130,170           1,618,915         1,612,099            5,168,915         7,170,213             756,448         1,521,462            2,867,287         6,309,440
 Units Transferred Between Sub-accounts                       955,556         3,232,113           (3,784,317)        9,321,807          (6,438,998)       (1,405,421)            (390,629)          193,064           5,479,174         3,510,172            2,061,974        (9,008,743)            409,846         1,860,812          (19,830,845)      115,724,161
 Units Surrendered                                         (2,297,162)         (960,262)          (3,696,376)       (1,641,562)         (5,770,255)       (4,634,462)             (11,369)          (50,246)           (994,802)         (265,542)         (10,471,108)       (6,893,359)           (974,567)         (378,720)         (14,919,298)      (11,832,845)
 Units Transferred Due to Consolidation                     1,323,415                 -            2,964,958                 -           3,755,919                 -                    0                 -           4,578,943                 -           13,504,579                 -           1,513,490                 -            4,806,959                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       18,856,270        17,045,776           22,931,650        26,220,860          41,317,234        48,595,962                    0           389,350          16,189,211         5,506,982           96,160,163        85,895,802           7,511,785         5,806,567           90,640,344       117,716,242
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST - MFS Growth                      AST - Money Market                 AST - Neuberger & Berman               AST - Neuberger & Berman                AST - PBHG Small-Cap                    AST - PIMCO Limited                    AST - PIMCO Total                   AST - Sanford Bernstein
                                                                with Income                                                                Mid-Cap Growth                          Mid-Cap Value                            Growth                              Maturity Bond                          Return Bond                            Core Value
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        *May 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 11,896,688         6,937,627          184,612,059       172,493,206          25,717,164        26,517,850           47,298,313        44,558,699          23,048,821        25,535,093           42,410,807        31,046,956          99,028,465        82,545,240            4,207,869                 -
 Units Purchased                                            1,071,403         3,671,228           46,951,396        98,647,297           1,285,248         2,976,459            2,158,587         4,584,279           1,096,820           241,528            4,380,332         6,855,556           8,419,937        15,056,609            2,065,180           704,077
 Units Transferred Between Sub-accounts                      (634,609)        2,045,719           34,157,882       (19,943,222)         (4,380,523)       (1,796,065)          (5,468,234)        2,685,173          (5,380,891)         (919,484)          23,455,465         9,094,823          25,015,806        10,639,157           13,759,933         3,588,544
 Units Surrendered                                         (1,341,224)         (757,886)         (94,686,892)      (66,585,222)         (2,930,874)       (1,981,080)          (6,139,025)       (4,529,838)         (2,685,057)       (1,808,315)          (8,317,134)       (4,586,528)        (16,264,476)       (9,212,542)          (1,239,212)          (84,752)
 Units Transferred Due to Consolidation                     1,740,762                 -           42,986,050                 -           3,257,984                 -            7,164,711                 -           4,149,788                 -           15,042,147                 -          24,869,882                 -            4,051,678                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,733,020        11,896,688          214,020,495       184,612,059          22,949,001        25,717,164           45,014,353        47,298,313          20,229,481        23,048,821           76,971,617        42,410,807         141,069,615        99,028,465           22,845,449         4,207,869
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Sanford Bernstein                  AST - Scudder Japan                      AST - Strong                        AST - T. Rowe Price                   AST - T. Rowe Price                    AST - T. Rowe Price                   AST - William Blair                        Davis Value
                                                             Managed Index 500                                                          International Equity                     Asset Allocation                         Global Bond                         Natural Resources                   International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 48,018,721        48,835,089              596,230            84,394          17,388,860        19,112,622           17,579,107        19,704,198           9,668,062        11,219,502            6,565,088         6,520,983          40,507,419        57,327,711              617,727           195,203
 Units Purchased                                            2,219,994         5,069,774               53,169           248,162             954,095         1,848,546              508,745         1,323,360             707,353           711,946              300,204           856,718             229,303           456,292               81,060           311,615
 Units Transferred Between Sub-accounts                    (3,435,890)       (1,910,618)            (642,473)          280,195          (1,725,573)       (1,616,948)            (347,933)       (1,624,610)          6,539,938        (1,280,775)              84,190          (155,294)         (6,933,261)      (13,524,553)              61,367           120,786
 Units Surrendered                                         (6,249,799)       (3,975,524)              (6,927)          (16,521)         (2,279,478)       (1,955,360)          (2,151,487)       (1,823,841)         (1,731,875)         (982,611)            (923,684)         (657,319)         (3,746,980)       (3,752,032)             (99,353)           (9,876)
 Units Transferred Due to Consolidation                     5,127,218                 -                    0                 -           3,669,893                 -            1,230,856                 -           2,158,293                 -              920,549                 -           1,054,083                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       45,680,242        48,018,721                   (0)          596,230          18,007,797        17,388,860           16,819,288        17,579,107          17,341,771         9,668,062            6,946,347         6,565,088          31,110,564        40,507,419              660,802           617,727
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA
                                                                 Blue Chip                           Capital Growth                         Equity Index                   Foundation                                   Global Leaders                      International Growth                 Omega                                  Perpetual International
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended       * May 1 thru          Year Ended        Jan. 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Aug. 3, 2001 **
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    526,302           351,338              788,396           268,886             526,290           302,954            1,019,799           755,890           1,520,376           887,758               45,358                 -           2,585,848         1,637,475                    -            57,408
 Units Purchased                                               35,884           236,515               97,952           399,128              78,905           203,742               65,956           330,065             134,785           423,719                6,089               352             207,266           753,689                    -             5,413
 Units Transferred Between Sub-accounts                       (48,867)          (42,273)             (34,634)          138,858              13,002            27,889              (41,433)          (28,197)             (2,816)          286,608               (4,120)           45,099             181,712           291,113                    -           (62,667)
 Units Surrendered                                            (50,012)          (19,278)            (144,502)          (18,475)            (78,602)           (8,294)             (94,972)          (37,959)           (192,421)          (77,709)              (1,353)              (93)           (381,237)          (96,430)                   -              (153)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -                    -                 -             325,497                 -                    -                 -              76,998                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          463,307           526,302              707,212           788,396             539,595           526,290              949,349         1,019,799           1,785,421         1,520,376               45,975            45,358           2,670,586         2,585,848                    -                 0
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -
                                                              Small-Cap Value                        Special Equity                       Strategic Income                      10 Uncommon Values                          Energy                           Financial Services                     Global Target 15                       NASDAQ Target 15
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    258,972            65,490            2,540,062         1,731,145             341,316           118,558            2,255,266         2,690,435                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               69,939           139,848              177,277           502,070              52,158           169,127               89,203           387,125               5,852                 -               13,539                 -               7,748                 -                8,775                 -
 Units Transferred Between Sub-accounts                        62,259            59,486             (175,619)          485,545             151,544            62,145             (489,346)         (650,993)             (6,425)                -               (1,755)                -                (272)                -               29,928                 -
 Units Surrendered                                            (73,002)           (5,851)            (322,709)         (178,699)            (44,337)           (8,514)            (131,628)         (171,302)             (4,932)                -               (6,453)                -              (6,753)                -               (4,705)                -
 Units Transferred Due to Consolidation                             -                 -              334,372                 -                   -                 -              499,271                 -             234,262                 -              376,715                 -             292,913                 -              587,382                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          318,168           258,972            2,553,384         2,540,062             500,680           341,316            2,222,766         2,255,266             228,757                 -              382,046                 -             293,636                 -              621,380                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               First Trust -                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -                         Galaxy - VIP                           Galaxy - VIP
                                                              Pharmaceutical                          S&P Target 24                      Target Managed VIP                         Technology                          The Dow DART 10                     Value Line Target 25                    Asset Allocation                    Columbia High Yield II
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               15,225                 -               11,245                 -             196,049                 -                8,376                 -              17,889                 -               75,126                 -                 520                 -                    4                 -
 Units Transferred Between Sub-accounts                           741                 -                5,934                 -              52,181                 -                4,273                 -              32,659                 -               32,649                 -             (23,339)                -                  123                 -
 Units Surrendered                                             (7,763)                -              (12,118)                -             (18,076)                -               (1,840)                -             (19,094)                -               (4,423)                -             (77,281)                -               (1,529)                -
 Units Transferred Due to Consolidation                       404,486                 -              797,205                 -           1,678,148                 -              439,833                 -             592,926                 -            1,196,967                 -           2,422,329                 -              114,096                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          412,689                 -              802,267                 -           1,908,301                 -              450,643                 -             624,380                 -            1,300,318                 -           2,322,229                 -              112,694                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          INVESCO - VIF                          INVESCO - VIF
                                                        Columbia Real Estate Equity II                   Equity                          Growth with Income               Money Market                                 Quality Plus Bond                    Small Company Growth                        Dynamics                          Financial Services
                                                    ---------------------------------------------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          13,391,660        11,409,827           11,612,048        14,091,636
 Units Purchased                                                  (79)                -                  708                 -                  23                 -               67,282                 -                  19                 -                   12                 -             716,503         2,069,898              328,618         2,323,790
 Units Transferred Between Sub-accounts                        (3,493)                -              (14,986)                -               2,966                 -               77,714                 -               6,443                 -                    -                 -          (4,009,192)          855,017           (3,285,037)       (3,730,125)
 Units Surrendered                                             (1,893)                -              (47,934)                -             (17,408)                -             (220,300)                -             (24,935)                -               (6,085)                -          (1,715,018)         (943,082)          (1,125,985)       (1,073,253)
 Units Transferred Due to Consolidation                        62,680                 -            1,737,467                 -             671,089                 -              829,446                 -             632,195                 -              293,108                 -           1,894,037                 -              677,750                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                           57,215                 -            1,675,255                 -             656,671                 -              754,142                 -             613,722                 -              287,035                 -          10,277,990        13,391,660            8,207,393        11,612,048
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               INVESCO - VIF                          INVESCO - VIF                         INVESCO - VIF                          Montgomery -                          ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Health Sciences                          Technology                        Telecommunications                       Emerging Markets                           Asia                                   Banks                            Basic Materials                    Bear
                                                    ------------------------------------   ------------------------------------  ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,419,141        19,381,405           26,652,622        29,491,113          13,553,158        17,856,118           14,095,135        12,899,472                   -                 -                    -                 -                   -                 -            3,059,897                 -
 Units Purchased                                              543,010         3,114,993              558,008         3,765,519             411,066         1,521,290              407,740           836,538               8,495                 -                5,938                 -               8,325                 -              164,084           178,199
 Units Transferred Between Sub-accounts                    (4,915,845)       (3,872,295)          (6,353,434)       (4,746,368)         (3,353,700)       (4,891,395)          (2,034,522)        1,308,684           2,279,613                 -              535,426                 -             456,986                 -            1,047,717         3,035,152
 Units Surrendered                                         (1,616,914)       (1,204,962)          (2,023,734)       (1,857,642)         (1,270,427)         (932,854)          (1,549,942)         (949,559)            (41,415)                -             (185,318)                -             (52,606)                -             (499,546)         (153,454)
 Units Transferred Due to Consolidation                       995,453                 -              927,575                 -             517,965                 -            1,140,803                 -             144,924                 -              317,386                 -              41,933                 -            2,144,631                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,424,845        17,419,141           19,761,036        26,652,622           9,858,062        13,553,158           12,059,215        14,095,135           2,391,617                 -              673,432                 -             454,639                 -            5,916,783         3,059,897
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                               Biotechnology                              Bull                                Bull Plus                          Consumer Cyclical                   Consumer Non-Cyclical                         Energy                               Europe 30                              Financial
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        Year Ended        Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  5,093,235                 -                    -                 -           7,628,819                 -                    -                 -                   -                 -            2,299,149                 -           5,711,763         2,327,562            2,154,106                 -
 Units Purchased                                              122,262           438,847               56,258                 -             304,545           667,858                7,010                 -              19,596                 -               99,748           296,483             154,363           482,197              134,094           158,798
 Units Transferred Between Sub-accounts                    (2,554,713)        4,815,995            5,379,551                 -          (1,277,080)        8,305,636              428,447                 -             458,700                 -              (96,178)        2,178,531          (3,497,167)        3,192,410           (1,265,119)        2,142,715
 Units Surrendered                                           (282,891)         (161,607)            (222,906)                -            (969,301)       (1,344,675)             (20,451)                -             (97,576)                -             (285,616)         (175,865)           (385,514)         (290,406)            (382,761)         (147,407)
 Units Transferred Due to Consolidation                       327,748                 -            2,487,026                 -           1,691,821                 -               58,003                 -             216,183                 -              491,713                 -             918,181                 -              764,340                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        2,705,640         5,093,235            7,699,930                 -           7,378,804         7,628,819              473,010                 -             596,903                 -            2,508,817         2,299,149           2,901,626         5,711,763            1,404,659         2,154,106
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                                Healthcare                             Industrial                             Internet                                 Japan                            Mid-Cap Growth                          Mid-Cap Value                              OTC                              Pharmacueticals
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  3,489,097                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          11,681,189                 -                    -                 -
 Units Purchased                                              174,551           239,023                4,973                 -              14,849                 -               15,070                 -              49,807                 -               52,071                 -             480,802           842,812               25,361                 -
 Units Transferred Between Sub-accounts                    (2,237,472)        3,423,390              155,941                 -           3,051,118                 -              350,179                 -           1,231,299                 -            1,267,453                 -           7,897,345        11,406,396              171,012                 -
 Units Surrendered                                           (384,424)         (173,316)             (42,111)                -             (77,812)                -              (26,652)                -             (69,131)                -             (119,279)                -          (2,282,455)         (568,019)             (82,428)                -
 Units Transferred Due to Consolidation                       821,607                 -               24,002                 -             377,677                 -               85,071                 -             739,968                 -              423,029                 -           2,764,218                 -              284,103                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        1,863,359         3,489,097              142,806                 -           3,365,832                 -              423,667                 -           1,951,944                 -            1,623,274                 -          20,541,100        11,681,189              398,047                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Precious Metals                          Real Estate                    Rising Rates Opportunity                     Semiconductor                           Short OTC                          Small-Cap Growth                       Small-Cap Value                          Technology
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -            3,592,834                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -            2,524,295                 -
 Units Purchased                                               35,648                 -              118,320           104,086             111,667                 -               19,347                 -              14,825                 -               36,637                 -              60,496                 -               60,024           519,443
 Units Transferred Between Sub-accounts                     5,316,554                 -           (1,628,539)        3,670,794             453,334                 -              648,995                 -             793,484                 -            2,613,211                 -           3,537,124                 -            1,036,559         2,120,912
 Units Surrendered                                           (277,242)                -             (433,899)         (182,045)            (67,734)                -              (60,473)                -            (132,379)                -             (102,103)                -            (136,895)                -             (236,199)         (116,060)
 Units Transferred Due to Consolidation                       645,708                 -              348,213                 -             392,347                 -              128,675                 -             598,018                 -              559,779                 -             637,524                 -              234,742                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,720,667                 -            1,996,929         3,592,834             889,614                 -              736,544                 -           1,273,948                 -            3,107,525                 -           4,098,250                 -            3,619,421         2,524,295
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                   Prudential - SP Jennison                     Rydex - Nova
                                                            Telecommunications                    U.S. Government Plus                      Ultra Mid-Cap                            Ultra OTC                          Ultra Small-Cap                           Utilities                       International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended      * Jan. 22 thru        Year Ended       * May 1 thru          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    583,065                 -                    -                 -                   -                 -           50,124,696        17,597,528          10,010,482         3,258,574            1,589,344                 -             273,843                 -            3,990,618        14,799,352
 Units Purchased                                               66,314            71,983              115,160                 -              33,023                 -            3,195,673         5,306,142             168,665           309,225               86,722           203,225              96,697            50,304                8,779           200,713
 Units Transferred Between Sub-accounts                     2,561,793           578,239           10,878,854                 -           2,733,495                 -           21,930,695        29,347,431          (4,210,690)        6,742,566            2,659,566         1,510,934             200,308           237,344           (1,078,990)      (10,154,425)
 Units Surrendered                                           (233,751)          (67,157)            (728,666)                -            (165,897)                -           (4,522,798)       (2,126,405)           (514,974)         (299,884)            (483,912)         (124,815)            (31,057)          (13,805)            (328,260)         (855,022)
 Units Transferred Due to Consolidation                       699,992                 -              475,984                 -             448,973                 -            2,787,067                 -             886,870                 -              262,101                 -             156,843                 -              213,596                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        3,677,413           583,065           10,741,332                 -           3,049,594                 -           73,515,333        50,124,696           6,340,353        10,010,482            4,113,821         1,589,344             696,634           273,843            2,805,743         3,990,618
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                Rydex - OTC                           Rydex - Ursa                     WFVT - Asset Allocation                 WFVT - Corporate Bond                 WFVT - Equity Income                    WFVT - Equity Value                      WFVT - Growth                      WFVT - International
                                                                                                                                                                                                                                                                                                                                                Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 15,866,046        32,179,793              351,487         2,269,599          10,328,629        11,237,827            2,978,591         3,634,317           1,019,937           502,986            3,705,869         4,442,888           3,783,815         4,373,354              205,255           127,257
 Units Purchased                                               47,586           947,085                  445            23,427             184,388           586,060               39,539           105,056             183,158           226,735               83,029           204,622              19,785            31,439               46,499            54,915
 Units Transferred Between Sub-accounts                    (4,036,240)      (15,735,204)             (85,720)       (1,894,400)         (1,040,222)         (580,938)            (202,263)         (441,674)            468,797           338,967             (561,339)         (653,658)           (502,291)         (266,943)              36,348            38,958
 Units Surrendered                                         (1,211,475)       (1,525,627)             (31,532)          (47,139)         (1,133,176)         (914,320)            (364,291)         (319,108)           (219,390)          (48,752)            (349,910)         (287,983)           (361,252)         (354,035)             (27,014)          (15,875)
 Units Transferred Due to Consolidation                       406,034                 -                5,259                 -                   -                 -                    -                 -             148,232                 -              175,973                 -                   -                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       11,071,951        15,866,046              239,938           351,487           8,339,619        10,328,629            2,451,576         2,978,591           1,600,734         1,019,937            3,053,622         3,705,869           2,940,057         3,783,815              261,088           205,255
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           WFVT - Large Company                    WFVT - Money Market                    WFVT - Small-Cap
                                                                  Growth                                                                       Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding Beginning of the Period                  1,900,437         1,563,551            5,952,104         3,440,514             900,655           902,955
 Units Purchased                                              137,150           326,722              586,570         1,352,228              48,455            72,461
 Units Transferred Between Sub-accounts                       (37,084)          123,679            3,241,835         4,104,443             (87,820)          (38,789)
 Units Surrendered                                           (254,671)         (113,514)          (4,389,067)       (2,945,081)            (83,444)          (35,972)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding End of the Period                        1,745,833         1,900,437            5,391,441         5,952,104             777,846           900,655
                                                    ====================================   ====================================  ====================================
                                                    ====================================   ====================================  ====================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

                                                          PART C

                                                     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the  resolution  of the board of directors  of Depositor  authorizing  the  establishment  of the
                  Registrant for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to  Registration
                  Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised  Principal  Underwriting  Agreement  between  American  Skandia  Life  Assurance
                           Corporation and American Skandia Marketing, Incorporated,  formerly known as Skandia Life Equity
                           Sales Corporation filed via EDGAR with Post-Effective  Amendment No. 6 to Registration Statement
                           No. 33-87010, filed March 2, 1998.

                  (b)      Form of  Revised  Dealer  Agreement  filed  via EDGAR  with  Post-Effective  Amendment  No. 7 to
                           Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity :
                           (1)      Group Contract filed via EDGAR with Pre-Effective  Amendment No. 2 to this Registration
                                    Statement No. 333-50954, filed December 21, 2001.
                           (2)      Individual  Contract without fixed filed via EDGAR with  Pre-Effective  Amendment No. 2 to this Registration Statement No. 333-50954, filed December 21, 2001.
                           (3)      Individual  Contract with fixed filed via EDGAR with  Pre-Effective  Amendment No. 2 to this Registration Statement No. 333-50954, filed December 21, 2001.

(b)            Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective  Amendment No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy  of  percent  Death  Benefit  Endorsement  filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the application form used with the Annuity filed via EDGAR with Post-Effective  Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American  Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

                  (b)      Copy of the  By-Laws  of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR  with
                           Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a)      American  Skandia  Trust filed via EDGAR with  Post-effective  Amendment  No. 4 to  Registration
                           Statement  No.  33-87010,  filed  February 25, 1997 (At such time,  what later  became  American
                           Skandia Trust was known as the Henderson Global Asset Trust).

(b)            The Montgomery  Funds III filed via EDGAR in the Initial  Registration  Statement to Registration  Statement
                           No. 333-08853, filed July 25, 1996.

(c)            First  Defined  Portfolio  Fund LLC filed via EDGAR  with  Post-Effective  Amendment  No. 7 to  Registration
                           Statement No. 33-86866, filed April 26, 2000.

(d)            Evergreen  Variable  Annuity  Trust  filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(e)            INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration
                           Statement No. 33-87010, filed April 26, 2000.

(f)            ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to  Registration  Statement No.  33-87010,
                           filed April 26, 2000.

                  (g)      Wells Fargo Variable Trust filed via EDGAR with Initial  Registration  Statement No.  333-49478, filed November 7, 2000.

                  (h)      Prudential  Series  Fund,  Inc.  filed  via  EDGAR  with  Post-Effective  Amendment  No.  15  to
                           Registration Statement No. 33-87010, filed April 26, 2001.

         (9)      Opinion and Consent of Counsel                                                                   FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                                                     FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation  of  Performance   Information  for   Advertisement  of  Performance  filed  via  EDGAR  with
                  Post-Effective Amendment No. 3 to this Registration Statement No. 33-62793, filed April 29, 1997.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
One Corporate Drive, P.O. Box 883                                      Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating
One Corporate Drive, P.O. Box 883                                      Officer and Director
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President, Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer, and Director
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the Kingdom of Sweden  ("Skandia"),  and on that date,  the ultimate  parent  company of American  Skandia Life  Assurance  Corporation
("American  Skandia"),  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with
Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial").  Under the terms of the Stock  Purchase
Agreement,  Prudential Financial will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc.
is the sole  shareholder  of ASI,  which is the  parent  company  of  American  Skandia.  Effective  as of  closing  of the acquisition, American Skandia anticipates the Directors and Officers of American Skandia to be as follows:

Name and Principal Business Address                                    Position and Offices with Depositor

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                            Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                           Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled  by or Under  Common  Control  with the  Depositor  or  Registrant:  The  Depositor  does not directly or indirectly  control any person.  The following  persons are under common control with the Depositor by American
Skandia, Inc.:

(1)            American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B
                  was established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)            American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)            American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)            American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance
                  Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)            American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)            American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with
                  American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)            American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in the State of Delaware.  The organization is a registered transfer agent for American
                  Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

(8)            Skandia Vida S.A. de C.V.:  This subsidiary of American Skandia Life Assurance Corporation was organized in
                  March, 1995, and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

                  Under the terms of the Stock Purchase  Agreement referred to above in response to Item 25, on or prior to the closing of the  acquisition,  ASLAC will  distribute or sell all of the capital stock of Skandia Vida
                  S.A. de C.V. to Skandia or its affiliates.

Following  the closing of the  acquisition  referred to in Item 25, ASLAC,  through its parent  company  American  Skandia,
Inc., will become a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Item 27.  Number of Contract Owners:  As of December 31, 2002 there were 2,526 [8 Premier ASXT-FOUR] owners of Annuities.

Item 28.  Indemnification:  Under Section  33-320a of the  Connecticut  General  Statutes,  the Depositor  must indemnify a director or officer against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including attorneys'  fees,  for actions  brought or  threatened  to be brought  against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe his conduct was  unlawful.  The  director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court determines that he is fairly and  reasonable  entitled to be  indemnified,  and the court  approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally  adjudged not to have  breached  this duty to the  Depositor or a court must  determine that he is fairly and  reasonably  entitled  to be  indemnified  and must  approve  the  amount.  In a claim based upon the
director's  or  officer's  purchase  or  sale  of  the  Registrants'  securities,   the  director  or  officer  may  obtain
indemnification  only if a court determines that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and American  Skandia,  Inc., a corporation  organized under the laws of the state of Delaware.  The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will reimburse ASLAC or ASM, as applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions  contained  in the policy,  will pay any other  costs,  charges  and  expenses, settlements  and judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant  pursuant to the foregoing provisions,  or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against public policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses incurred or paid by a director,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of  Registrant's  counsel the matter has been settled by  controlling  precedent,  Registrant  will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc.,  serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities,  modified single premium variable life insurance  policies and flexible premium variable life insurance policies issued by American
         Skandia  Life  Assurance  Corporation.  ASM also serves as  distributor  and  principal  underwriter  for American
         Skandia Trust and American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter

Patricia J. Abram                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                            Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                         Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                       Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                     Vice President, Corporate
One Corporate Drive, P.O. Box 883                                     Treasurer and Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                   Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                    Senior Vice President, Chief
One Corporate Drive, P.O. Box 883                                     Operating Officer and Director
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                        President and Chief Executive
One Corporate Drive, P.O. Box 883                                     Officer
Shelton, Connecticut  06484-0883

Lisa Foote                                                            Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                  Executive Vice President,
One Corporate Drive, P.O. Box 883                                     Chief Financial Officer, and
Shelton, Connecticut  06484-0883                                      Director

Michael A. Murray                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                   Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                     Director, Head of ASM
One Corporate Drive, P.O. Box 883                                     Compliance
Shelton, Connecticut  06484-0883

Polly Rae                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                     Vice President and Deputy General
One Corporate Drive, P.O. Box 883                                      Counsel
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                    Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                       Senior Vice President and
One Corporate Drive, P.O. Box 883                                     General Counsel
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the Kingdom of Sweden  ("Skandia"),  and on that date, the ultimate parent company of American  Skandia  Marketing, Inc.  ("ASM"),  announced that it and Skandia U.S. Inc. had entered into a definitive  Stock Purchase  Agreement with Prudential  Financial,  Inc., a
New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential  Financial
will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder of ASI, which is the parent  company of ASM.  Effective  as of  closing of the  acquisition,  ASM  anticipates  the  Directors  and
Officers of ASM to be as follows:

Name and Principal Business Address                                   Position and Offices with Underwriter

Timothy Harris                                                         Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Chief Operating Officer
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gene Stark                                                             Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in
Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby  undertakes  to  file a  post-effective  amendment  to  this  Registration  Statement  as frequently as is necessary to ensure that the audited  financial  statements in the  Registration  Statement are never more than 16 months old so long as payments  under the annuity  contracts may be accepted and allocated to the  Sub-accounts  of
Separate Account B.

(b)            Registrant  hereby  undertakes  to  include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of
Additional  Information,  or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes  to  deliver  any  Statement  of  Additional  Information  and any  financial statements required to be made available under this form promptly upon written or oral request.

(d)            American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges  under the annuity  contracts  are  reasonable in relation to the services  rendered,  the expenses  expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant factors as: the nature and extent of such services,  expenses and risks;
the need for  Depositor  to earn a  profit;  the  degree  to which  the  contracts  include  innovative  features;  and the regulatory  standards for exemptive relief under the Investment  Company Act of 1940 used prior to October 1996,  including the  range of  industry  practice.  This  representation  applies  to all  Contracts  sold  pursuant  to this  Registration
Statement,  including those sold on the terms specifically  described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

(e)            With respect to the  restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b)
plans,  we are relying upon: 1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities and Exchange
Commission to the American  Council of Life  Insurance  with respect to annuities  issued under Section 403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                                         EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel         FILED HEREWITH

No. 10        Consent of Ernst & Young LLP           FILED HEREWITH

ASXT-FOUR /ASXT-FOUR Premier

                                                        SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration  Statement to be signed on its behalf,  in the Town of Shelton and State of Connecticut,  on this
28th day of April, 2003.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                               (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 28, 2003
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

         __________________        Vice President, Corporate Treasurer                    April 28,. 2003
        /s/Carl A. Cavaliere              and Business Controller

         __________________             Executive Vice President,                         April 28, 2003
       /s/Thomas M. Mazzaferro            Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  _____________________________
                                          /s/Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.